UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 03/31/18

Item 1. Reports to Stockholders.

Franklin Templeton

ETF Trust

Annual Report

March 31, 2018

Franklin LibertyQ Emerging Markets ETF
Franklin LibertyQ Global Dividend ETF
Franklin LibertyQ Global Equity ETF
Franklin LibertyQ International Equity Hedged ETF

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit libertyshares.com for fund

updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

libertyshares.com	Not part of the annual report	1

ANNUAL REPORT

Economic and Market Overview

The global economy expanded during the 12-month period under review amid generally upbeat economic data across regions. In this environment, global developed and emerging market stocks reached a new all-time high in January 2018 and generated a +15.44% total return for the period, as measured by the MSCI All Country World Index.1 Global markets were also aided by price gains in oil and other commodities, as well as the European Central Bank’s (ECB’s) extension of its monetary easing program. Further supporting global stocks were the prospect for reforms in the European Union (EU) with Emmanuel Macron’s election as France’s president, the passage of the US tax reform and encouraging corporate earnings reports.

However, global markets reflected investor concerns about geopolitical tensions in the Korean peninsula and political uncertainties in the US and the EU. Global stocks declined in February amid concerns that strong economic growth and rising inflation in some parts of the world, particularly the US, would lead central banks to increase interest rates sooner than expected. In March, global markets were pressured further by a broad sell-off in information technology stocks due to a potential for tighter regulation in the sector arising from concerns about consumer data privacy. The Trump administration’s protectionist policy and escalating trade tensions between the US and China further dampened investor sentiment near period-end.

After accelerating in 2017’s second and third quarters, the US economy moderated in the next two quarters. The slower growth in 2018’s first quarter reflected a slowdown in consumer spending, residential fixed investment, exports, and state and local government spending. The unemployment rate declined from 4.5% in March 2017 to 4.1% at period-end.2 Annual inflation, as measured by the Consumer Price Index, was 2.4% in March 2017, and while it varied over the 12-month period, remained unchanged at period-end.2 The US Federal Reserve (Fed) raised its target range for the federal funds rate three times during the period and began reducing its balance sheet in October as part of its ongoing plan to normalize its monetary policy. At its March 2018 meeting, the Fed raised its forecast for US economic growth in 2018 and 2019, while maintaining its projection of three rate increases in 2018. However, the Fed’s rate projections indicated the number of rate hikes would increase in 2019 and 2020.

In Europe, the UK’s economic growth accelerated in 2017’s third quarter over the previous quarter but moderated in the fourth quarter. In November, the Bank of England raised its key policy rate for the first time in a decade. The eurozone’s growth accelerated in 2017’s second quarter over the previous quarter and held steady in the third quarter, but it moderated in the fourth quarter. The bloc’s annual inflation rate ended the period lower than in March 2017. The ECB kept its benchmark interest rate unchanged during the period. However, at its October meeting, the ECB extended the time frame for its massive bond-buying program from December 2017 to at least September 2018, while reducing the amount of monthly bond purchases in half beginning in January 2018.

In Asia, Japan’s quarterly gross domestic product (GDP) growth slowed in 2017’s fourth quarter compared to the third quarter, as contractions in private residential investment offset a recovery in private consumption. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP grew in 2017’s second, third and fourth quarters, but it slowed in each succeeding quarter. The country’s central bank cut its benchmark interest rate several times during the period to spur economic growth. Russia’s annual GDP growth rate remained positive in 2017’s second, third and fourth quarters, amid the Bank of Russia’s continued policy support. China’s GDP moderated in 2017’s third quarter compared to the prior-year period, but grew at a stable rate in the fourth quarter. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose substantially during the period.

The foregoing information reflects our analysis and opinions as of March 31, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: US Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ Emerging Markets ETF

This annual report for Franklin LibertyQ Emerging Markets ETF covers the period ended March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Emerging Markets (EM) Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EM Index over the long term by selecting equity securities from the MSCI EM Index that have exposure to these investment-style factors.

Performance Overview

During the 12-month period, the Fund had cumulative total returns of +17.91% based on market price and +16.96% based on net asset value (NAV). In comparison, the LibertyQ EM Index generated a +17.98% total return for the same period, while the MSCI EM Index (Net Returns) produced a +24.93% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ EM Index.

Geographic Composition
Based on Total Net Assets as of 3/31/18

The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets.

2. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 32.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Oil, Gas & Consumable Fuels	13.0%
Banks	7.4%
Wireless Telecommunication Services	7.3%
IT Services	4.9%
Electronic Equipment, Instruments & Components	4.7%
Automobiles	4.5%
Technology Hardware, Storage & Peripherals	4.5%
Semiconductors & Semiconductor Equipment	4.2%
Metals & Mining	3.9%
Chemicals	3.4%

Top 10 Holdings
3/31/18
Company Sector/Industry, Country	% of Total Net Assets
Tatneft PAO Oil, Gas & Consumable Fuels, Russia	1.3%
LUKOIL PJSC Oil, Gas & Consumable Fuels, Russia	1.2%
CSPC Pharmaceutical Group Ltd. Pharmaceuticals, China	1.2%
Vodacom Group Ltd. Wireless Telecommunication Services, South Africa	1.2%
Country Garden Holdings Co. Ltd. Real Estate Management & Development, China	1.2%
Agricultural Bank of China Ltd. Banks, China	1.2%
Novatek PJSC Oil, Gas & Consumable Fuels, Russia	1.2%
Advanced Info Service PCL Wireless Telecommunication Services, Thailand	1.1%
Ambev SA Beverages, Brazil	1.1%
Sunny Optical Technology Group Co. Ltd. Electronic Equipment, Instruments & Components, China	1.1%

Top 10 Countries
3/31/18
% of Total Net Assets
South Korea	14.4%
China	14.1%
Taiwan	13.6%
India	12.0%
Russia	11.8%
Thailand	4.6%
Brazil	4.4%
South Africa	4.3%
Indonesia	4.1%
Turkey	3.1%

Manager’s Discussion

For the fiscal year ended March 31, 2018, individual holdings that lifted the Fund’s absolute return included Sunac China Holdings,3 Sunny Optical Technology and Country Garden Holdings. Individual holdings that hindered the Fund’s absolute return included LARGAN Precision, ITC Limited and PT Matahari Department Store3.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality benefited the Fund’s performance for the reporting period, while low volatility, momentum and value detracted from the Fund’s return.

3. Not held at period-end.

See www.franklintempletondatasources.com for additional data provider information.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Thank you for your participation in Franklin LibertyQ Emerging Markets ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Louis Hsu is a vice president, ETF portfolio manager and part of a team that is responsible for managing all index-based strategies globally across strategic beta and passive, including LibertyShares ETFs. Prior to joining Franklin Templeton in 2017, Mr. Hsu worked at BlackRock for the past six years as vice president in the Beta Strategies and Multi-Asset Strategies teams in San Francisco, Hong Kong and Taiwan. He was responsible for managing various indexed and smart beta portfolios, in addition to being involved in multiple fund launches. Mr. Hsu spearheaded a project that increased scale and operational efficiencies for the US index team. Prior to BlackRock, Mr. Hsu worked in product strategy and manager research roles within the industry. Mr. Hsu holds a Master of Science in Finance and a Bachelor of Science in Mechanical Engineering from Washington University and is a CFA, CAIA and FRM charterholder.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]			Average Annual Total Return[2]
	Based on NAV[3]		Based on market price[4]	Based on NAV[3]		Based on market price[4]
1-Year	+16.96%	[5]	+17.91%	+16.96%	[5]	+17.91%
Since Inception (6/1/16)	+33.97%		+35.76%	+17.33%		+18.18%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16-3/31/18

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–3/31/18)

Net Investment Income
$0.861137

Total Annual Operating Expenses7

0.55%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Funds adopted a unified fee structure whereby Management has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Funds’ Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,071.00	$2.79	$1,022.24	$2.72	0.54%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Annual Report	9

Franklin LibertyQ Global Dividend ETF

This annual report for Franklin LibertyQ Global Dividend ETF covers the period ended March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries with high and persistent dividend income that have favorable exposure to a quality investment-style factor, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) ex REITs Index over the long term by applying dividend persistence and yield screens and the quality factor selection process.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +6.97% based on market price and +6.91% based on net asset value (NAV). In comparison, the LibertyQ Global Dividend Index delivered a +6.86% total return for the same period, while the MSCI ACWI ex REITs Index (Net Returns) produced a +15.16% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global

Geographic Composition
Based on Total Net Assets as of 3/31/18

Dividend Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.

2. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 38.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Banks	14.6%
Pharmaceuticals	13.4%
Household Products	5.4%
Diversified Telecommunication Services	5.2%
Hotels, Restaurants & Leisure	4.9%
Insurance	4.7%
Semiconductors & Semiconductor Equipment	4.7%
Food & Staples Retailing	3.9%
Personal Products	3.9%
Tobacco	3.8%

Top 10 Holdings
3/31/18
Company Sector/Industry, Country	% of Total Net Assets
Itau Unibanco Holding SA Banks, Brazil	2.3%
Intel Corp. Semiconductors & Semiconductor Equipment, United States	2.3%
Ambev SA Beverages, Brazil	2.3%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	2.2%
Zurich Insurance Group AG Insurance, Switzerland	2.2%
Lockheed Martin Corp. Aerospace & Defense, United States	2.1%
NTT DoCoMo Inc. Wireless Telecommunication Services, Japan	2.0%
LyondellBasell Industries NV Chemicals, United States	2.0%
Merck & Co. Inc. Pharmaceuticals, United States	2.0%
Wesfarmers Ltd. Food & Staples Retailing, Australia	2.0%

Top 10 Countries
3/31/18
% of Total Net Assets
United States	37.4%
United Kingdom	12.3%
Australia	8.4%
Canada	8.4%
Switzerland	6.3%
Brazil	4.6%
Japan	3.6%
South Africa	3.5%
Sweden	3.3%
Germany	3.0%

Manager’s Discussion

For the fiscal year ended March 31, 2018, individual holdings that lifted the Fund’s absolute return included Intel, Itau Unibanco Holding and Lockheed Martin. Individual holdings that hindered the Fund’s absolute return included H&M Hennes & Mauritz, Provident Financial3 and Westpac Banking.

The Fund’s research-based selection process focuses on quality as its only investment-style factor. Quality benefited the Fund’s performance for the reporting period, while low volatility, momentum and value detracted from the Fund’s return.

Thank you for your participation in Franklin LibertyQ Global Dividend ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

3. Not held at period-end.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Louis Hsu is a vice president, ETF portfolio manager and part of a team that is responsible for managing all index-based strategies globally across strategic beta and passive, including LibertyShares ETFs. Prior to joining Franklin Templeton in 2017, Mr. Hsu worked at BlackRock for the past six years as vice president in the Beta Strategies and Multi-Asset Strategies teams in San Francisco, Hong Kong and Taiwan. He was responsible for managing various indexed and smart beta portfolios, in addition to being involved in multiple fund launches. Mr. Hsu spearheaded a project that increased scale and operational efficiencies for the US index team. Prior to BlackRock, Mr. Hsu worked in product strategy and manager research roles within the industry. Mr. Hsu holds a Master of Science in Finance and a Bachelor of Science in Mechanical Engineering from Washington University and is a CFA, CAIA and FRM charterholder.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+6.91%	+6.97%	+6.91%	+6.97%
Since Inception (6/1/16)	+17.38%	+18.08%	+9.15%	+9.50%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/18

See page 15 for Performance Summary footnotes.

14	Annual Report	libertyshares.com

FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–3/31/18)

Net Investment Income
$0.980462

Total Annual Operating Expenses6

0.45%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Funds adopted a unified fee structure whereby Management has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Funds’ Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

libertyshares.com	Annual Report	15

FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,015.80	$2.26	$1,022.69	$2.27	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

16	Annual Report	libertyshares.com

Franklin LibertyQ Global Equity ETF

This annual report for Franklin LibertyQ Global Equity ETF covers the period ended March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) over the long term by selecting equity securities from the MSCI ACWI Index that have exposure to these investment-style factors.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +12.95% based on market price and +13.83% based on net asset value (NAV). In comparison, the LibertyQ Global Equity Index delivered a +14.02% total return for the same period, while the MSCI ACWI (Net Returns) produced a +14.85% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global

Geographic Composition
Based on Total Net Assets as of 3/31/18

Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

2. Source: Factset.

The indexes are unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 42.

libertyshares.com	Annual Report	17

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Semiconductors & Semiconductor Equipment	6.7%
Pharmaceuticals	6.1%
Banks	5.4%
Diversified Telecommunication Services	4.7%
IT Services	4.3%
Biotechnology	4.1%
Specialty Retail	4.0%
Hotels, Restaurants & Leisure	3.5%
Aerospace & Defense	3.3%
Technology Hardware, Storage & Peripherals	3.0%

Top 10 Holdings
3/31/18
Company Sector/Industry, Country	% of Total Net Assets
Pfizer Inc. Pharmaceuticals, United States	1.4%
Mastercard Inc. IT Services, United States	1.3%
Intel Corp. Semiconductors & Semiconductor Equipment, United States	1.2%
Microsoft Corp. Software, United States	1.2%
Cisco Systems Inc. Communications Equipment, United States	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	1.1%
Texas Instruments Inc. Semiconductors & Semiconductor Equipment, United States	1.1%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.1%
AbbVie Inc. Biotechnology, United States	1.1%
UnitedHealth Group Inc. Health Care Providers & Services, United States	1.1%

Top 10 Countries
3/31/18
% of Total Net Assets
United States	56.6%
United Kingdom	7.2%
Japan	4.5%
China	3.5%
Australia	3.4%
Canada	3.0%
South Korea	2.8%
Taiwan	2.6%
Russia	1.6%
Switzerland	1.4%

Manager’s Discussion

For the fiscal year ended March 31, 2018, individual holdings that lifted the Fund’s absolute return included Boeing,3 Mastercard and Abbvie. Individual holdings that hindered the Fund’s absolute return included AT&T, Merck3 and International Business Machines.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality benefited the Fund’s performance for the reporting period, while low volatility, value and momentum detracted from the Fund’s return.

Thank you for your participation in Franklin LibertyQ Global Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

3. Not held at period-end.

See www.franklintempletondatasources.com for additional data provider information.

18	Annual Report	libertyshares.com

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Louis Hsu is a vice president, ETF portfolio manager and part of a team that is responsible for managing all index-based strategies globally across strategic beta and passive, including LibertyShares ETFs. Prior to joining Franklin Templeton in 2017, Mr. Hsu worked at BlackRock for the past six years as vice president in the Beta Strategies and Multi-Asset Strategies teams in San Francisco, Hong Kong and Taiwan. He was responsible for managing various indexed and smart beta portfolios, in addition to being involved in multiple fund launches. Mr. Hsu spearheaded a project that increased scale and operational efficiencies for the US index team. Prior to BlackRock, Mr. Hsu worked in product strategy and manager research roles within the industry. Mr. Hsu holds a Master of Science in Finance and a Bachelor of Science in Mechanical Engineering from Washington University and is a CFA, CAIA and FRM charterholder.

libertyshares.com	Annual Report	19

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]			Average Annual Total Return[2]
	Based on NAV[3]		Based on market price[4]	Based on NAV[3]		Based on market price[4]
1-Year	+13.83%	[5]	+12.95%	+13.83%	[5]	+12.95%
Since Inception (6/1/16)	+25.16%		+24.81%	+13.05%		+12.87%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 22 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/18

See page 22 for Performance Summary footnotes.

libertyshares.com	Annual Report	21

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–3/31/18)

Net Investment Income
$0.793815

Total Annual Operating Expenses7

0.35%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Funds adopted a unified fee structure whereby Management has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Funds’ Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI Index is a free float-adjusted market capitalization-weighted weighted index that is designed to measure the equity market performance of developed and emerging markets.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

22	Annual Report	libertyshares.com

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,047.50	$1.74	$1,023.24	$1.72	0.34%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Annual Report	23

Franklin LibertyQ International Equity Hedged ETF

This annual report for Franklin LibertyQ International Equity Hedged ETF covers the period ended March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed market countries in Europe, Australasia and the Far East that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EAFE Index over the long term by selecting equity securities from the MSCI EAFE Index that have exposure to these investment-style factors. The Underlying Index incorporates a hedge against non-US currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the Underlying Index. In order to replicate the hedge impact incorporated in the calculation of the Underlying Index, the Fund intends to enter into monthly foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies of the Underlying Index.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +2.78% based on market price and +3.35% based

Geographic Composition*
Based on Total Net Assets as of 3/31/18

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

on net asset value (NAV). In comparison, LibertyQ International Equity Hedged Index delivered a +3.82% total return for the same period, while the MSCI EAFE 100% Hedged to USD Index (Net Returns) produced a +7.07% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the

1. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US and Canada.

2. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 55.

24	Annual Report	libertyshares.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Pharmaceuticals	9.9%
Banks	8.2%
Personal Products	5.0%
Automobiles	4.7%
Insurance	4.7%
Diversified Telecommunication Services	4.5%
Tobacco	4.0%
Chemicals	3.3%
Auto Components	3.2%
Hotels, Restaurants & Leisure	3.1%

Top 10 Holdings
3/31/18
Company Sector/Industry, Country	% of Total Net Assets
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	2.3%
Toyota Motor Corp. Automobiles, Japan	2.1%
AstraZeneca PLC Pharmaceuticals, United Kingdom	2.1%
CSL Ltd. Biotechnology, Australia	2.0%
Unilever PLC Personal Products, United Kingdom	2.0%
Unilever NV Personal Products, United Kingdom	2.0%
Novo Nordisk AS Pharmaceuticals, Denmark	1.9%
Roche Holding AG Pharmaceuticals, Switzerland	1.9%
Westpac Banking Corp. Banks, Australia	1.8%
Commonwealth Bank of Australia Banks, Australia	1.8%

Top 10 Countries
3/31/18
% of Total Net Assets
United Kingdom	26.6%
Japan	22.5%
Australia	15.4%
Switzerland	7.1%
Hong Kong	4.3%
Singapore	3.5%
Denmark	3.2%
Germany	2.9%
Spain	2.6%
France	2.6%

Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

Manager’s Discussion

For the fiscal year ended March 31, 2018, individual holdings that lifted the Fund’s absolute return included Novo Nordisk, HSBC Holding3 and CSL. Individual holdings that hindered the Fund’s absolute return included Imperial Brands, H&M Hennes & Mauritz,3 and Westpac Banking.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality benefited the Fund’s performance for the reporting period, while low volatility, value and momentum detracted from the Fund’s return.

3. Not held at period-end.

See www.franklintempletondatasources.com for additional data provider information.

libertyshares.com	Annual Report	25

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Thank you for your participation in Franklin LibertyQ International Equity Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Louis Hsu is a vice president, ETF portfolio manager and part of a team that is responsible for managing all index-based strategies globally across strategic beta and passive, including LibertyShares ETFs. Prior to joining Franklin Templeton in 2017, Mr. Hsu worked at BlackRock for the past six years as vice president in the Beta Strategies and Multi-Asset Strategies teams in San Francisco, Hong Kong and Taiwan. He was responsible for managing various indexed and smart beta portfolios, in addition to being involved in multiple fund launches. Mr. Hsu spearheaded a project that increased scale and operational efficiencies for the US index team. Prior to BlackRock, Mr. Hsu worked in product strategy and manager research roles within the industry. Mr. Hsu holds a Master of Science in Finance and a Bachelor of Science in Mechanical Engineering from Washington University and is a CFA, CAIA and FRM charterholder.

26	Annual Report	libertyshares.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]			Average Annual Total Return[2]
	Based on NAV[3]		Based on market price[4]	Based on NAV[3]		Based on market price[4]
1-Year	+3.35%	[5]	+2.78%	+3.35%	[5]	+2.78%
Since Inception (6/1/16)	+11.92%		+12.28%	+6.35%		+6.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 29 for Performance Summary footnotes.

libertyshares.com	Annual Report	27

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/18

See page 29 for Performance Summary footnotes.

28	Annual Report	libertyshares.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–3/31/18)

Net Investment Income
$1.323660

Total Annual Operating Expenses7

0.40%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund will attempt to hedge the currency exposure of non-US dollar denominated securities held in its portfolio by investing in foreign currency forward contracts. Foreign currency forward contracts do not eliminate movements in the value of non-US currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager expects. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Funds adopted a unified fee structure whereby Management has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Funds’ Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US and Canada.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

libertyshares.com	Annual Report	29

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$986.40	$1.98	$1,022.94	$2.02	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

30	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Emerging Markets ETF

	Year Ended March 31,
	2018	2017[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$29.29	$25.66

Income from investment operations[b]:

Net investment income[c]	0.83	0.47

Net realized and unrealized gains (losses)	4.15	3.25

Total from investment operations	4.98	3.72

Less distributions from net investment income	(0.86)	(0.09)

Net asset value, end of year	$33.41	$29.29

Total return[d]	17.20%	14.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.69%[f]	0.75%

Expenses net of waiver and payments by affiliates	0.54%[f]	0.55%

Net investment income	2.61%	2.09%

Supplemental data

Net assets, end of year (000’s)	$400,890	$328,086

Portfolio turnover rate[g]	32.87%	31.66%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin LibertyQ Emerging Markets ETF

		Industry	Shares	Value
	Common Stocks 96.4%
	Brazil 4.4%
	Ambev SA	Beverages	612,008	$4,432,252
	BB Seguridade Participacoes SA	Insurance	426,008	3,751,731
	Cielo SA	IT Services	540,016	3,361,696
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	138,000	1,453,244
	EDP-Energias do Brasil SA	Electric Utilities	165,808	664,010
	Engie Brasil SA	Independent Power and Renewable Electricity Producers	108,088	1,273,537
	M. Dias Branco SA	Food Products	42,000	644,608
	Odontoprev SA	Health Care Providers & Services	168,728	757,946
	Qualicorp SA	Health Care Providers & Services	114,088	764,797
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	90,000	588,428

				17,692,249

	Chile 0.6%
	Aguas Andinas SA, A	Water Utilities	1,585,680	1,032,039
	Enel Chile SA	Electric Utilities	9,837,036	1,275,010

				2,307,049

	China 14.1%
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	180,000	3,247,582
	Agricultural Bank of China Ltd., H	Banks	8,144,000	4,628,039
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	600,000	3,027,407
	China CITIC Bank Corp. Ltd., H	Banks	2,400,000	1,639,081
	China Everbright Bank Co. Ltd., H	Banks	1,500,000	720,538
	China Mobile Ltd.	Wireless Telecommunication Services	390,000	3,575,360
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	1,260,000	964,871
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	2,280,000	4,694,622
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	1,800,000	4,781,927
	Dongfeng Motor Group Co. Ltd., H	Automobiles	1,800,000	2,089,370
	Great Wall Motor Co. Ltd., H	Automobiles	1,890,000	1,895,226
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	1,080,000	1,989,832
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	720,000	1,018,310
	Longfor Properties Co. Ltd.	Real Estate Management & Development	840,000	2,568,709
	NetEase Inc., ADR	Internet Software & Services	11,160	3,129,152
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	360,000	3,791,140
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	1,740,000	514,354
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	1,530,000	1,109,247
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	2,160,000	1,312,794
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	240,000	4,431,023
	Yum China Holdings Inc.	Hotels, Restaurants & Leisure	92,940	3,857,010
a	YY Inc., ADR	Internet Software & Services	16,440	1,729,488

				56,715,082

	Colombia 0.4%
	Grupo Inversiones Suramericcana SA.	Diversified Financial Services	106,620	1,423,076

	Czech Republic 0.4%
	Moneta Money Bank AS	Banks	230,280	953,889
	O2 Czech Republic AS	Diversified Telecommunication Services	53,160	734,016

				1,687,905

32	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Hong Kong 0.3%
Kingboard Chemical Holdings Ltd.	Electronic Equipment, Instruments & Components		210,000	$959,252
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products		420,000	443,638

				1,402,890

Hungary 0.6%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels		238,440	2,603,870

India 10.6%
Bajaj Auto Ltd.	Automobiles		36,425	1,532,859
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		392,067	2,569,529
Coal India Ltd.	Oil, Gas & Consumable Fuels		350,342	1,521,762
Dabur India Ltd.	Personal Products		207,503	1,044,805
Eicher Motors Ltd.	Machinery		6,019	2,618,377
HCL Technologies Ltd.	IT Services		278,931	4,142,372
Hero Motocorp Ltd.	Automobiles		26,551	1,442,233
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		316,535	1,673,632
Hindustan Unilever Ltd.	Household Products		197,887	4,045,473
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels		419,136	1,134,889
Infosys Ltd.	IT Services		225,139	3,906,864
ITC Ltd.	Tobacco		872,593	3,418,303
Marico Ltd.	Personal Products		205,084	1,025,236
Maruti Suzuki India Ltd.	Automobiles		29,913	4,064,017
Tata Consultancy Services Ltd.	IT Services		83,636	3,653,562
Tech Mahindra Ltd.	IT Services		226,082	2,213,965
Wipro Ltd.	IT Services		580,385	2,501,855

				42,509,733

Indonesia 4.1%
Bank Rakyat Indonesia Persero Tbk PT	Banks		15,882,000	4,152,911
Hanjaya Mandala Sampoerna Tbk PT	Tobacco		6,432,000	1,859,405
PT Telkom Indonesia (Persero) Tbk, B	Diversified Telecommunication Services		13,164,000	3,442,194
Surya Citra Media Tbk PT	Media		4,596,000	904,678
Unilever Indonesia Tbk PT	Household Products		1,086,000	3,906,602
United Tractors Tbk PT	Oil, Gas & Consumable Fuels		966,000	2,245,288

				16,511,078

Malaysia 2.8%
AirAsia Bhd.	Airlines		594,000	603,521
Astro Malaysia Holdings Bhd.	Media		1,338,000	691,830
Digi.com Bhd.	Wireless Telecommunication Services		2,484,000	2,979,772
Hartalega Holdings Bhd.	Health Care Equipment & Supplies		708,000	1,107,394
Nestle (Malaysia) Bhd.	Food Products		30,000	1,198,294
Petronas Chemicals Group Bhd.	Chemicals		1,374,000	2,934,137
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels		138,000	887,653
Westports Holdings Bhd.	Transportation Infrastructure		708,000	657,115

				11,059,716

Mexico 2.6%
Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	882,480	1,322,741
Gruma SAB de CV	Food Products		113,700	1,299,171
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		196,020	1,929,004
Kimberly-Clark de Mexico SAB de CV, A	Household Products		915,840	1,707,902
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		1,619,160	4,103,451

				10,362,269

Pakistan 0.5%
Habib Bank Ltd.	Banks		294,000	540,486
MCB Bank Ltd.	Banks		222,000	423,474
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels		354,000	533,700

libertyshares.com	Annual Report	33

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Pakistan (continued)
	United Bank Ltd.	Banks		252,000	$455,303

					1,952,963

	Philippines 0.4%
	DMCI Holdings Inc.	Industrial Conglomerates		2,136,000	497,796
	Globe Telecom Inc.	Wireless Telecommunication Services		18,300	568,878
	Manila Electric Co.	Electric Utilities		66,000	402,242

					1,468,916

	Poland 1.2%
a	Jastrzebska Spolka Weglowa SA	Metals & Mining		15,240	360,745
a	PGE Polska Grupa Energetyczna SA	Electric Utilities		480,840	1,391,155
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		115,620	2,839,446
a	Tauron Polska Energia SA	Electric Utilities		518,940	368,150

					4,959,496

	Qatar 0.9%
	Doha Bank QSC	Banks		88,020	652,537
	Industries Qatar QSC	Industrial Conglomerates		79,680	2,299,387
	Qatar Electricity & Water Co. QSC	Multi-Utilities		16,520	852,762
a	The Commercial Bank QSC, H, H	Banks		742	6,113

					3,810,799

	Russia 11.1%
	Alrosa PJSC	Metals & Mining		2,304,300	3,662,835
	Federal Hydrogenerating Co.	Electric Utilities		62,035,620	830,738
	Gazprom PJSC	Oil, Gas & Consumable Fuels		1,761,120	4,366,046
	Inter RAO UES PJSC	Electric Utilities		21,200,700	1,404,039
	LUKOIL PJSC	Oil, Gas & Consumable Fuels		69,900	4,835,864
	Magnitogorsk Iron & Steel Works	Metals & Mining		699,600	535,590
	MMC Norilsk Nickel PJSC	Metals & Mining		21,540	4,038,282
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services		364,560	4,152,339
	NLMK PJSC	Metals & Mining		634,500	1,597,726
b	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels		33,720	4,619,640
b	PhosAgro PJSC, GDR, Reg S	Chemicals		91,200	1,326,048
	Rosneft PJSC	Oil, Gas & Consumable Fuels		631,560	3,456,555
	Severstal PJSC	Metals & Mining		164,700	2,502,581
	Surgutneftegas OAO	Oil, Gas & Consumable Fuels		3,720,120	1,849,061
	Tatneft PAO	Oil, Gas & Consumable Fuels		488,400	5,200,823

					44,378,167

	South Africa 4.3%
	Fortress REIT Ltd., A	Equity Real Estate Investment Trusts (REITs	)	535,140	722,177
	Kumba Iron Ore Ltd.	Metals & Mining		26,100	623,492
	Mr. Price Group Ltd.	Specialty Retail		168,720	4,058,251
	Pick ‘N Pay Stores Ltd.	Food & Staples Retailing		208,560	1,206,431
	Telkom SA SOC Ltd.	Diversified Telecommunication Services		93,120	416,058
	Tiger Brands Ltd.	Food Products		83,820	2,631,589
	Truworths International Ltd.	Specialty Retail		299,280	2,716,032
	Vodacom Group Ltd.	Wireless Telecommunication Services		364,980	4,715,053

					17,089,083

	South Korea 14.1%
	BGF Retail Co. Ltd.	Food & Staples Retailing		3,548	562,541
	BNK Financial Group Inc.	Banks		113,940	1,111,714
	Coway Co. Ltd.	Household Durables		33,600	2,830,735
	DGB Financial Group Inc.	Banks		96,900	1,059,091
	Hana Financial Group Inc.	Banks		91,020	3,906,713
	Hankook Tire Co. Ltd.	Auto Components		43,260	2,175,378
	Hanon Systems	Auto Components		103,250	1,109,121
	Hanssem Co. Ltd.	Household Durables		5,940	860,991

34	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
South Korea (continued)
Hanwha Chemical Corp.	Chemicals	29,340	$820,276
Hanwha Life Insurance Co. Ltd.	Insurance	131,160	761,685
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	33,111	1,208,385
Hyundai Mobis Co. Ltd.	Auto Components	16,560	3,720,912
Industrial Bank of Korea	Banks	141,060	2,031,402
Kangwon Land Inc.	Hotels, Restaurants & Leisure	68,280	1,806,451
KB Financial Group Inc.	Banks	72,828	4,147,349
Kia Motors Corp.	Automobiles	126,960	3,692,429
KT&G Corp.	Tobacco	35,877	3,365,888
LG Corp.	Industrial Conglomerates	26,446	2,136,223
LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	103,726	2,544,737
Lotte Chemical Corp.	Chemicals	9,443	3,836,025
S-1 Corp.	Commercial Services & Supplies	10,448	969,422
S-Oil Corp.	Oil, Gas & Consumable Fuels	18,960	2,134,534
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	1,418	3,273,945
SK Hynix Inc.	Semiconductors & Semiconductor Equipment	50,396	3,843,883
SK Telecom Co. Ltd.	Wireless Telecommunication Services	12,453	2,728,000

			56,637,830

Taiwan 13.6%
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	180,194	1,297,827
Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	420,000	3,975,718
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	360,000	4,395,514
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	356,770	918,936
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	1,140,000	4,418,150
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	120,280	1,410,836
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	900,000	2,413,829
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	239,800	1,073,289
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	720,000	2,926,227
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	1,140,000	3,460,232
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	21,000	2,412,800
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	600,000	851,939
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	360,000	1,175,430
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	480,000	1,514,559
Nien Made Enterprise Co. Ltd.	Household Durables	60,000	577,220
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	360,000	1,635,971
Pegatron Corp.	Technology Hardware, Storage & Peripherals	600,000	1,502,212
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	120,000	1,269,678
President Chain Store Corp.	Food & Staples Retailing	370,200	3,732,853
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	240,000	1,070,069
Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	1,260,000	2,195,288
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	960,000	3,621,772
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	480,000	4,074,493
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	600,000	1,378,743
Yageo Corp.	Electronic Equipment, Instruments & Components	60,000	1,074,185

			54,377,770

Thailand 4.6%
Advanced Info Service PCL	Wireless Telecommunication Services	690,000	4,589,703
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	1,176,000	2,538,535
Bumrungrad Hospital PCL	Health Care Providers & Services	204,000	1,389,575
Central Pattana PCL	Real Estate Management & Development	744,000	1,855,836
Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components	336,000	730,668
Glow Energy PCL	Independent Power and Renewable Electricity Producers	246,000	676,559
PTT Global Chemical PCL, NVDR	Chemicals	618,000	1,867,637
Thai Oil PCL	Oil, Gas & Consumable Fuels	540,000	1,584,426
The Siam Cement PCL	Construction Materials	210,000	3,357,851

			18,590,790

libertyshares.com	Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Turkey 3.1%
	Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	87,180	$680,468
	BIM Birlesik Magazalar AS	Food & Staples Retailing	148,500	2,695,297
	Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	883,680	2,337,801
	Ford Otomotiv Sanayi AS	Automobiles	51,900	816,219
	Petkim Petrokimya Holding AS	Chemicals	299,640	615,709
	TAV Havalimanlari Holding AS	Transportation Infrastructure	104,820	631,873
	Tofas Turk Otomobil Fabrikasi AS	Automobiles	78,780	537,742
	Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	88,200	2,413,510
	Turkiye Halk Bankasi AS	Banks	187,620	423,890
	Turkiye Is Bankasi AS, C	Banks	612,780	1,104,471

				12,256,980

	United Arab Emirates 1.7%
	Aldar Properties PJSC	Real Estate Management & Development	1,921,980	1,114,571
	Damac Properties Dubai Co. PJSC	Real Estate Management & Development	930,900	757,798
	Dubai Islamic Bank PJSC	Banks	526,680	761,413
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	862,805	4,146,068

				6,779,850

	Total Common Stocks (Cost $329,326,321)			386,577,561

	Management Investment Companies 1.4%
	India 1.4%
	iShares MSCI India ETF	Diversified Financial Services	85,800	2,928,354
	WisdomTree India Earnings ETF	Diversified Financial Services	107,340	2,814,455

	Total Management Investment Companies (Cost $4,651,310)			5,742,809

	Preferred Stocks 1.2%
	Colombia 0.2%
c	Grupo de Inversiones Surameric SA, 1.455%, pfd.	Diversified Financial Services	51,720	659,207

	Russia 0.7%
c	Surgutneftegas OAO, 2.028%, pfd.	Oil, Gas & Consumable Fuels	3,997,320	2,057,055
c	Transneft PJSC, 4.605%, pfd.	Oil, Gas & Consumable Fuels	240	740,661

				2,797,716

	South Korea 0.3%
c	LG Chem Ltd., 2.756%, pfd.	Chemicals	3,780	778,413
c	Samsung Electronics Co. Ltd., 2.071%, pfd.	Technology Hardware, Storage & Peripherals	240	459,330

				1,237,743

	Total Preferred Stocks (Cost $4,161,965)			4,694,666

	Total Investments (Cost $338,139,596) 99.0%			397,015,036
	Other Assets, less Liabilities 1.0%			3,874,470

	Net Assets 100.0%			$400,889,506

See Abbreviations on page 77.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $5,945,688, representing 1.5% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

36	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Dividend ETF

	Year Ended March 31,
	2018	2017[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$27.31	$25.43

Income from investment operations[b]:

Net investment income[c]	0.86	0.67

Net realized and unrealized gains (losses)	1.03	1.79

Total from investment operations	1.89	2.46

Less distributions from net investment income	(0.98)	(0.58)

Net asset value, end of year	$28.22	$27.31

Total return[d]	6.91%	9.79%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.75%[f]	0.98%

Expenses net of waiver and payments by affiliates	0.45%[f]	0.45%

Net investment income	3.05%	3.11%

Supplemental data

Net assets, end of year (000’s)	$16,933	$27,306

Portfolio turnover rate[g]	43.32%	13.38%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin LibertyQ Global Dividend ETF

	Industry	Shares	Value
Common Stocks 97.1%
Australia 8.4%
Amcor Ltd.	Containers & Packaging	12,498	$135,842
Brambles Ltd.	Commercial Services & Supplies	17,544	134,302
Challenger Ltd.	Diversified Financial Services	6,342	56,138
Commonwealth Bank of Australia	Banks	5,508	305,503
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	639	27,933
Telstra Corp. Ltd.	Diversified Telecommunication Services	52,926	127,474
Wesfarmers Ltd.	Food & Staples Retailing	10,482	334,152
Westpac Banking Corp.	Banks	14,043	308,286

			1,429,630

Belgium 0.3%
Proximus SADP	Diversified Telecommunication Services	1,881	58,366

Brazil 2.3%
Ambev SA	Beverages	53,180	385,137

Canada 8.4%
Bank of Nova Scotia	Banks	5,049	310,792
Canadian Imperial Bank of Commerce	Banks	3,720	328,127
IGM Financial Inc.	Capital Markets	1,143	33,397
Royal Bank of Canada	Banks	4,239	327,218
TELUS Corp.	Diversified Telecommunication Services	1,569	55,056
The Toronto-Dominion Bank	Banks	5,796	328,676
Vermilion Energy Inc.	Oil, Gas & Consumable Fuels	933	30,062

			1,413,328

China 0.2%
China Vanke Co. Ltd., H	Real Estate Management & Development	7,500	34,211

Denmark 0.2%
Tryg AS	Insurance	1,488	34,494

Finland 1.7%
Elisa OYJ	Diversified Telecommunication Services	1,392	62,948
Kone OYJ, B	Machinery	3,429	170,921
Nokian Renkaat OYJ	Auto Components	1,320	59,904

			293,773

France 2.0%
CNP Assurances	Insurance	1,191	30,028
Sanofi	Pharmaceuticals	3,756	301,780

			331,808

Germany 3.0%
Deutsche Boerse AG	Capital Markets	1,857	252,592
Hannover Rueck SE	Insurance	555	75,696
Hugo Boss AG	Textiles, Apparel & Luxury Goods	948	82,499
ProSiebenSat.1 Media SE	Media	2,961	102,620

			513,407

Hong Kong 0.6%
Sands China Ltd.	Hotels, Restaurants & Leisure	19,200	103,238

Japan 3.6%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,300	224,795
Lawson Inc.	Food & Staples Retailing	500	34,086
NTT DoCoMo Inc.	Wireless Telecommunication Services	13,500	344,831

			603,712

Malaysia 0.1%
Nestle (Malaysia) Bhd.	Food Products	600	23,966

Mexico 0.2%
Kimberly-Clark de Mexico SAB de CV, A	Household Products	17,559	32,745

38	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Norway 0.5%
	Telenor ASA	Diversified Telecommunication Services	4,044	$91,172

	Qatar 0.5%
	Qatar National Bank SAQ	Banks	2,544	90,807

	Singapore 1.7%
	ComfortDelGro Corp. Ltd.	Road & Rail	24,900	38,927
	SATS Ltd.	Transportation Infrastructure	7,200	28,168
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	76,600	196,860
	StarHub Ltd.	Wireless Telecommunication Services	11,400	19,995

				283,950

	South Africa 3.5%
	Barclays Africa Group Ltd.	Banks	5,403	86,503
	FirstRand Ltd.	Diversified Financial Services	36,426	205,667
	Mr. Price Group Ltd.	Specialty Retail	1,815	43,657
	Rand Merchant Investment Holdings Ltd.	Insurance	5,970	20,154
	RMB Holdings Ltd.	Diversified Financial Services	9,816	63,914
	Sanlam Ltd.	Insurance	13,407	96,518
	The Spar Group Ltd.	Food & Staples Retailing	1,611	27,541
	Truworths International Ltd.	Specialty Retail	5,283	47,944

				591,898

	Spain 0.4%
	Red Electrica Corp. SA	Electric Utilities	3,546	72,960

	Sweden 3.3%
	Atlas Copco AB, A	Machinery	5,022	194,588
	Hennes & Mauritz AB, B	Specialty Retail	10,203	152,507
	Investor AB, B	Diversified Financial Services	3,282	144,686
	Skanska AB, B	Construction & Engineering	3,015	61,435

				553,216

	Switzerland 6.3%
	Novartis AG	Pharmaceuticals	3,984	321,432
	Roche Holding AG	Pharmaceuticals	1,365	312,314
	SGS SA	Professional Services	30	73,559
a	Zurich Insurance Group AG	Insurance	1,110	363,277

				1,070,582

	Taiwan 0.3%
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,600	16,113
	Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	2,000	21,161
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	7,000	16,085

				53,359

	United Arab Emirates 0.1%
	Aldar Properties PJSC	Real Estate Management & Development	25,209	14,619

	United Kingdom 12.3%
	BAE Systems PLC	Aerospace & Defense	25,671	209,370
	BT Group PLC	Diversified Telecommunication Services	87,969	280,742
	GlaxoSmithKline PLC	Pharmaceuticals	19,167	374,811
	IMI PLC	Machinery	2,763	41,860
	Legal & General Group PLC	Insurance	29,775	107,679
	Marks & Spencer Group PLC	Multiline Retail	14,541	55,116
	Relx NV	Professional Services	13,002	269,120
	Smiths Group PLC	Industrial Conglomerates	3,273	69,490
	Unilever NV, IDR	Personal Products	5,901	332,894
	Unilever PLC	Personal Products	5,994	332,594

				2,073,676

libertyshares.com	Annual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States 37.2%
	Altria Group Inc.	Tobacco	5,079	$316,523
	Cincinnati Financial Corp.	Insurance	1,023	75,968
	Clorox Co.	Household Products	1,911	254,373
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure	1,404	119,691
	Eli Lilly & Co.	Pharmaceuticals	4,020	311,027
	Emerson Electric Co.	Electrical Equipment	3,324	227,029
	Garmin Ltd.	Household Durables	1,161	68,418
	General Mills Inc.	Food Products	4,230	190,604
	H&R Block Inc.	Diversified Consumer Services	1,962	49,854
	Hasbro Inc.	Leisure Equipment & Products	1,209	101,919
	Intel Corp.	Semiconductors & Semiconductor Equipment	7,491	390,131
	Johnson & Johnson	Pharmaceuticals	2,424	310,636
	Kimberly-Clark Corp.	Household Products	2,901	319,487
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	3,576	257,114
	Leggett & Platt Inc.	Household Durables	1,668	73,992
	Lockheed Martin Corp.	Aerospace & Defense	1,059	357,868
	LyondellBasell Industries NV, A	Chemicals	3,207	338,916
b	Mattel Inc.	Leisure Products	2,751	36,176
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment	3,402	204,868
	McDonald’s Corp.	Hotels, Restaurants & Leisure	2,004	313,386
	Merck & Co. Inc.	Pharmaceuticals	6,180	336,625
	Microchip Technology Inc.	Semiconductors & Semiconductor Equipment	1,806	164,996
	Paychex Inc.	IT Services	4,473	275,492
	Philip Morris International Inc.	Tobacco	3,258	323,845
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals	3,009	176,087
	Sysco Corp.	Food & Staples Retailing	4,536	271,979
	Tapestry Inc.	Textiles, Apparel & Luxury Goods	2,349	123,581
	The Procter & Gamble Co.	Household Products	3,783	299,916

				6,290,501

	Total Common Stocks (Cost $15,586,777)			16,444,555

	Preferred Stocks (Cost $189,707) 2.3%
	Brazil 2.3%
c	Itau Unibanco Holding SA, 5.753%, pfd.	Banks	25,500	393,671

	Total Investments before Short Term Investments (Cost $15,776,484)			16,838,226

	Short-Term Investments (Cost $27,000) 0.2%
d	Investments from Cash Collateral Received for Loaned Securities 0.2%
	Money Market Funds 0.2%
e,f	Institutional Fiduciary Trust Money Market Portfolio, 1.24%		27,000	27,000

	Total Investments (Cost $15,803,484) 99.6%			16,865,226
	Other Assets, less Liabilities 0.4%			67,827

	Net Assets 100.0%			$16,933,053

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2018. See Note 1(d).

cVariable rate security. The rate shown represents the yield at period end.

dSee Note 1(d) regarding securities on loan.

eSee Note 3(d) regarding investments in affiliated management investment companies.

fThe rate shown is the annualized seven-day effective yield at period end.

40	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Equity ETF

	Year Ended March 31,
	2018	2017[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$27.18	$25.32

Income from investment operations[b]:

Net investment income[c]	0.74	0.56

Net realized and unrealized gains (losses)	3.01	1.92

Total from investment operations	3.75	2.48

Less distributions from net investment income	(0.79)	(0.62)

Net asset value, end of year	$30.14	$27.18

Total return[d]	13.91%	9.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.90%[f]	1.04%

Expenses net of waiver and payments by affiliates	0.35%[f]	0.35%

Net investment income	2.53%	2.60%

Supplemental data

Net assets, end of year (000’s)	$18,082	$21,744

Portfolio turnover rate[g]	35.01%	13.84%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin LibertyQ Global Equity ETF

		Industry		Shares	Value
	Common Stocks 97.7%
	Australia 3.4%
	AGL Energy Ltd.	Multi-Utilities		1,176	$19,556
	Amcor Ltd.	Containers & Packaging		2,325	25,271
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		1,116	20,596
	Aurizon Holdings Ltd.	Road & Rail		3,615	11,729
	Bluescope Steel Ltd.	Metals & Mining		669	7,743
	Caltex Australia Ltd.	Oil, Gas & Consumable Fuels		498	11,994
	Cimic Group Ltd.	Construction & Engineering		168	5,731
	Coca-Cola Amatil Ltd.	Beverages		1,080	7,182
	Cochlear Ltd.	Health Care Equipment & Supplies		144	20,061
	Crown Resorts Ltd.	Hotels, Restaurants & Leisure		519	5,052
	CSL Ltd.	Biotechnology		936	111,614
	Dexus	Equity Real Estate Investment Trusts (REITs	)	1,980	14,155
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		117	5,115
	Fortescue Metals Group Ltd.	Metals & Mining		4,194	13,930
	GPT Group	Equity Real Estate Investment Trusts (REITs	)	3,474	12,631
	Harvey Norman Holdings Ltd.	Multiline Retail		1,728	4,891
	Medibank Private Ltd.	Insurance		6,564	14,601
	Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	5,967	9,840
	National Australia Bank Ltd.	Banks		3,633	79,393
	REA Group Ltd.	Internet Software & Services		117	7,109
	Rio Tinto Ltd.	Metals & Mining		339	18,904
	Sonic Healthcare Ltd.	Health Care Providers & Services		681	11,952
	South32 Ltd.	Metals & Mining		4,986	12,315
	Telstra Corp. Ltd.	Diversified Telecommunication Services		15,534	37,414
	TPG Telecom Ltd.	Diversified Telecommunication Services		798	3,360
	Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	5,781	10,687
	Wesfarmers Ltd.	Food & Staples Retailing		2,208	70,388
	Woolworths Group Ltd.	Food & Staples Retailing		2,334	47,067

					620,281

	Austria 0.1%
	OMV AG	Oil, Gas & Consumable Fuels		243	14,130

	Belgium 0.1%
	Proximus SADP	Diversified Telecommunication Services		660	20,479

	Brazil 0.7%
	Ambev SA	Beverages		9,000	65,179
	BB Seguridade Participacoes SA	Insurance		1,614	14,214
	Cielo SA	IT Services		2,152	13,397
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities		300	3,159
	EDP-Energias do Brasil SA	Electric Utilities		921	3,688
	Engie Brasil SA	Independent Power and Renewable Electricity Producers		609	7,176
a	Itausa-Investimentos Itau SA, DPP	Banks		128	531
	Odontoprev SA	Health Care Providers & Services		516	2,318
	Qualicorp SA	Health Care Providers & Services		362	2,427
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities		1,500	9,807

					121,896

	Canada 3.0%
	BCE Inc.	Diversified Telecommunication Services		777	33,412
	Canadian Imperial Bank of Commerce	Banks		621	54,776
	Canadian National Railway Co.	Road & Rail		1,332	97,282
	CI Financial Corp.	Capital Markets		456	9,762
	Constellation Software Inc.	Software		45	30,511
	First Capital Realty Inc.	Real Estate Management & Development		273	4,309

42	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Canada (continued)
	Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods		453	$13,074
	H&R Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs	)	447	7,292
	Linamar Corp.	Auto Components		93	5,077
	Magna International Inc.	Auto Components		789	44,412
	Metro Inc., A	Food & Staples Retailing		531	16,928
	RioCan REIT	Equity Real Estate Investment Trusts (REITs	)	465	8,526
	Rogers Communications Inc., B	Wireless Telecommunication Services		657	29,322
	Saputo Inc.	Food Products		471	15,106
	Shaw Communications Inc.	Media		762	14,670
	SmartCentres REIT	Equity Real Estate Investment Trusts (REITs	)	138	3,116
	TELUS Corp.	Diversified Telecommunication Services		312	10,948
	The Jean Coutu Group (PJC) Inc.	Food & Staples Retailing		159	3,029
	The Toronto-Dominion Bank	Banks		2,514	142,563

					544,115

	Chile 0.1%
	Aguas Andinas SA, A	Water Utilities		6,588	4,288
	Enel Chile SA	Electric Utilities		42,795	5,547

					9,835

	China 3.5%
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components		1,500	27,063
	Agricultural Bank of China Ltd., H	Banks		45,000	25,572
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods		2,000	10,091
	Bank of China Ltd., H	Banks		141,000	75,815
	Bank of Communications Co. Ltd., H	Banks		15,000	11,754
	China Cinda Asset Management Co. Ltd., H	Capital Markets		21,000	7,626
	China CITIC Bank Corp. Ltd., H	Banks		9,000	6,147
	China Construction Bank Corp., H	Banks		144,000	147,884
	China Everbright Bank Co. Ltd., H	Banks		9,000	4,323
	China Minsheng Banking Corp. Ltd., H	Banks		9,000	8,750
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels		3,000	7,454
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks		9,000	6,892
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development		6,000	12,354
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals		6,000	15,940
	Dongfeng Motor Group Co. Ltd., H	Automobiles		6,000	6,965
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components		1,200	4,625
	Great Wall Motor Co. Ltd., H	Automobiles		7,500	7,521
	Guangdong Investment Ltd.	Water Utilities		6,000	9,434
	Guangzhou Automobile Group Co. Ltd., H	Automobiles		4,000	7,370
	Industrial and Commercial Bank of China Ltd., H	Banks		126,000	108,046
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure		6,000	8,486
	Longfor Properties Co. Ltd.	Real Estate Management & Development		3,000	9,174
	NetEase Inc., ADR	Internet Software & Services		123	34,488
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods		1,000	10,531
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals		18,000	5,321
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development		10,500	7,612
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals		12,000	7,293
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components		1,000	18,463
	Yum China Holdings Inc.	Hotels, Restaurants & Leisure		507	21,041
a	YY Inc., ADR	Internet Software & Services		45	4,734

					638,769

	Colombia 0.0%†
	Grupo Inversiones Suramericcana SA.	Diversified Financial Services		99	1,321

libertyshares.com	Annual Report	43

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Czech Republic 0.0%†
	Moneta Money Bank AS	Banks		563	$2,332
	O2 Czech Republic AS	Diversified Telecommunication Services		159	2,196

					4,528

	Denmark 1.4%
	Coloplast AS, B	Health Care Equipment & Supplies		306	25,779
	Novo Nordisk AS, B	Pharmaceuticals		3,759	184,511
	Novozymes AS	Chemicals		165	8,505
	Pandora AS	Household Durables		276	29,590

					248,385

	Finland 0.4%
	Elisa OYJ	Diversified Telecommunication Services		315	14,245
	Kone OYJ, B	Machinery		618	30,805
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		201	13,991
	Nokian Renkaat OYJ	Auto Components		213	9,666

					68,707

	France 0.8%
	Cie Generale des Etablissements Michelin SCA	Auto Components		321	47,334
	Hermes International	Textiles, Apparel & Luxury Goods		45	26,648
	Peugeot SA	Automobiles		495	11,902
	Unibail-Rodamco SE	Equity Real Estate Investment Trusts (REITs	)	225	51,372

					137,256

	Germany 0.5%
a	Commerzbank AG	Banks		963	12,488
b	Covestro AG, 144A	Chemicals		222	21,804
	Deutsche Lufthansa AG	Airlines		438	13,973
	Hugo Boss AG	Textiles, Apparel & Luxury Goods		135	11,748
	ProSiebenSat.1 Media SE	Media		534	18,507
	TUI AG	Hotels, Restaurants & Leisure		609	13,054
	Uniper SE	Independent Power and Renewable Electricity Producers		186	5,661

					97,235

	Hong Kong 1.1%
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		300	4,189
	CK Infrastructure Holdings Ltd.	Electric Utilities		1,500	12,261
	CLP Holdings Ltd.	Electric Utilities		3,000	30,542
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services		15,000	18,864
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		1,800	12,402
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		300	18,486
	Kerry Properties Ltd.	Real Estate Management & Development		1,500	6,756
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	3,000	25,611
	NWS Holdings Ltd.	Industrial Conglomerates		3,000	5,443
	Sands China Ltd.	Hotels, Restaurants & Leisure		4,800	25,809
	Sino Land Co. Ltd.	Real Estate Management & Development		6,000	9,709
	Techtronic Industries Co. Ltd.	Household Durables		1,500	8,744
	The Wharf Holdings Ltd.	Real Estate Management & Development		3,000	10,302
c	WH Group Ltd., Reg S	Food Products		7,500	7,989
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		1,500	5,953

					203,060

	Hungary 0.1%
	MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels		699	7,633

44	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Indonesia 0.4%
	Bank Rakyat Indonesia Persero Tbk PT	Banks	36,900	$9,649
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	31,200	9,019
	Matahari Department Store Tbk PT	Multiline Retail	8,700	6,919
	PT Telkom Indonesia (Persero) Tbk, B	Diversified Telecommunication Services	114,900	30,045
	Surya Citra Media Tbk PT	Media	10,200	2,008
	Unilever Indonesia Tbk PT	Household Products	3,300	11,871
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	3,300	7,670

				77,181

	Israel 0.3%
	Azrieli Group Ltd.	Real Estate Management & Development	102	4,884
	Bank Leumi Le-Israel BM	Banks	1,179	7,089
	Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	8,760	11,178
a	Check Point Software Technologies Ltd.	Software	171	16,987
	Mizrahi Tefahot Bank Ltd.	Banks	255	4,869

				45,007

	Italy 0.5%
	Ferrari NV	Automobiles	153	18,354
	Intesa Sanpaolo SpA	Banks	13,311	48,350
c	Poste Italiane SpA, Reg S	Insurance	954	8,706
	Snam SpA	Oil, Gas & Consumable Fuels	4,698	21,569

				96,979

	Japan 4.5%
	ANA Holdings Inc.	Airlines	300	11,616
	Astellas Pharma Inc.	Pharmaceuticals	5,400	81,952
	Bandai Namco Holdings Inc.	Leisure Equipment & Products	300	9,859
	Bridgestone Corp.	Auto Components	1,200	52,175
	CANON Inc.	Technology Hardware, Storage & Peripherals	1,800	65,213
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	200	34,584
	Hoya Corp.	Health Care Equipment & Supplies	600	29,930
	Iida Group Holdings Co. Ltd.	Household Durables	600	11,216
	ITOCHU Corp.	Trading Companies & Distributors	1,200	23,317
	Japan Airlines Co. Ltd.	Airlines	300	12,079
	Japan Post Bank Co. Ltd.	Banks	900	12,085
	Kakaku.com Inc.	Internet Software & Services	300	5,252
	Kuraray Co. Ltd.	Chemicals	900	15,300
	Lawson Inc.	Food & Staples Retailing	300	20,451
	Mebuki Financial Group Inc.	Banks	1,200	4,615
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	7,190
	MS&AD Insurance Group Holdings Inc.	Insurance	600	18,928
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,500	69,111
	Nissan Motor Co. Ltd.	Automobiles	3,600	37,371
	Nitori Co. Ltd.	Specialty Retail	100	17,682
	NTT DoCoMo Inc.	Wireless Telecommunication Services	3,600	91,955
	Obayashi Corp.	Construction & Engineering	1,200	13,134
	Otsuka Corp.	IT Services	200	10,080
	Park24 Co. Ltd.	Commercial Services & Supplies	600	16,090
	Start Today Co. Ltd.	Internet & Direct Marketing Retail	300	8,017
	Subaru Corp.	Automobiles	1,500	49,182
	Sumitomo Rubber Industries Ltd.	Auto Components	600	11,013
	Sundrug Co. Ltd.	Food & Staples Retailing	300	13,865
	Taisei Corp.	Construction & Engineering	300	15,233
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	200	37,640
	Tosoh Corp.	Chemicals	600	11,780

				817,915

libertyshares.com	Annual Report	45

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Luxembourg 0.0%†
	RTL Group SA	Media		78	$6,470

	Malaysia 0.3%
	AirAsia Bhd.	Airlines		1,800	1,829
	Astro Malaysia Holdings Bhd.	Media		7,800	4,033
	Digi.com Bhd.	Wireless Telecommunication Services		9,000	10,796
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies		3,000	4,692
	Malayan Banking Bhd.	Banks		4,200	11,510
	Petronas Chemicals Group Bhd.	Chemicals		5,100	10,891
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels		900	5,789
	Westports Holdings Bhd.	Transportation Infrastructure		6,900	6,404

					55,944

	Mexico 0.3%
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	3,900	5,846
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		633	6,229
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		4,341	8,095
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		9,387	23,790

					43,960

	Netherlands 0.1%
	Aegon NV	Insurance		3,096	20,851

	New Zealand 0.1%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies		438	4,171
	Spark New Zealand Ltd.	Diversified Telecommunication Services		7,002	16,871

					21,042

	Norway 0.3%
	Marine Harvest ASA	Food Products		981	19,643
	Telenor ASA	Diversified Telecommunication Services		1,182	26,648
	Yara International ASA	Chemicals		306	12,905

					59,196

	Pakistan 0.1%
	Habib Bank Ltd.	Banks		900	1,655
	Lucky Cement Ltd.	Construction Materials		300	1,793
	MCB Bank Ltd.	Banks		600	1,144
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels		3,000	4,523
	United Bank Ltd.	Banks		1,200	2,168

					11,283

	Philippines 0.0%†
	DMCI Holdings Inc.	Industrial Conglomerates		9,300	2,168
	Manila Electric Co.	Electric Utilities		330	2,011

					4,179

	Poland 0.2%
a	Jastrzebska Spolka Weglowa SA	Metals & Mining		39	923
a	PGE Polska Grupa Energetyczna SA	Electric Utilities		1,944	5,624
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		549	13,483
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels		1,836	3,029
a	Tauron Polska Energia SA	Electric Utilities		3,624	2,571

					25,630

46	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Portugal 0.0%†
	Jeronimo Martins SGPS SA	Food & Staples Retailing		237	$4,315

	Qatar 0.1%
	Doha Bank QSC	Banks		380	2,817
	Industries Qatar QSC	Industrial Conglomerates		264	7,619
	Qatar Electricity & Water Co. QSC	Multi-Utilities		90	4,646
a	The Commercial Bank QSC	Banks		2	19

					15,101

	Russia 1.5%
	Alrosa PJSC	Metals & Mining		9,975	15,856
	Federal Hydrogenerating Co.	Electric Utilities		484,875	6,493
	Gazprom PJSC	Oil, Gas & Consumable Fuels		22,512	55,810
	Inter RAO UES PJSC	Electric Utilities		73,554	4,871
	LUKOIL PJSC	Oil, Gas & Consumable Fuels		921	63,717
	Magnitogorsk Iron & Steel Works	Metals & Mining		1,596	1,222
	MMC Norilsk Nickel PJSC	Metals & Mining		132	24,747
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services		1,212	13,805
	NLMK PJSC	Metals & Mining		1,764	4,442
c	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels		114	15,618
c	PhosAgro PJSC, GDR, Reg S	Chemicals		357	5,191
	Rosneft PJSC	Oil, Gas & Consumable Fuels		2,280	12,478
	Severstal PJSC	Metals & Mining		471	7,157
	Surgutneftegas OAO	Oil, Gas & Consumable Fuels		14,640	7,277
	Tatneft PAO	Oil, Gas & Consumable Fuels		3,141	33,447

					272,131

	Singapore 1.1%
	CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	4,547	6,346
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	6,000	9,517
	ComfortDelGro Corp. Ltd.	Road & Rail		8,100	12,663
	DBS Group Holdings Ltd.	Banks		1,500	31,457
	Oversea-Chinese Banking Corp. Ltd.	Banks		2,400	23,464
	SATS Ltd.	Transportation Infrastructure		1,500	5,868
	Singapore Exchange Ltd.	Capital Markets		2,100	11,803
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		3,600	9,856
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		22,500	57,930
	StarHub Ltd.	Wireless Telecommunication Services		2,100	3,683
	United Overseas Bank Ltd.	Banks		900	18,874
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		5,100	4,706

					196,167

	South Africa 0.3%
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels		162	1,490
	Fortress REIT Ltd., A	Equity Real Estate Investment Trusts (REITs	)	2,058	2,777
	Kumba Iron Ore Ltd.	Metals & Mining		54	1,290
	Mr. Price Group Ltd.	Specialty Retail		597	14,360
	Telkom SA SOC Ltd.	Diversified Telecommunication Services		1,560	6,970
	Tiger Brands Ltd.	Food Products		234	7,347
	Truworths International Ltd.	Specialty Retail		879	7,977
	Vodacom Group Ltd.	Wireless Telecommunication Services		1,374	17,750

					59,961

	South Korea 2.6%
	BNK Financial Group Inc.	Banks		192	1,873
	Coway Co. Ltd.	Household Durables		120	10,110

libertyshares.com	Annual Report	47

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	DB Insurance Co. Ltd.	Insurance	81	$4,940
	DGB Financial Group Inc.	Banks	318	3,476
	Hana Financial Group Inc.	Banks	447	19,186
	Hankook Tire Co. Ltd.	Auto Components	138	6,940
	Hanon Systems	Auto Components	489	5,253
	Hanssem Co. Ltd.	Household Durables	24	3,479
	Hanwha Chemical Corp.	Chemicals	57	1,594
	Hanwha Life Insurance Co. Ltd.	Insurance	288	1,673
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	114	4,160
	Hyundai Mobis Co. Ltd.	Auto Components	126	28,311
	Industrial Bank of Korea	Banks	285	4,104
	KB Financial Group Inc.	Banks	606	34,510
	Kia Motors Corp.	Automobiles	564	16,403
	KT&G Corp.	Tobacco	255	23,923
	LG Corp.	Industrial Conglomerates	54	4,362
	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	309	7,581
	Lotte Chemical Corp.	Chemicals	27	10,968
	S-1 Corp.	Commercial Services & Supplies	36	3,340
	S-Oil Corp.	Oil, Gas & Consumable Fuels	90	10,132
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	72	166,237
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	1,170	89,240
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	39	8,543

				470,338

	Spain 0.8%
	Amadeus IT Group SA, A	IT Services	669	49,350
	Endesa SA	Electric Utilities	1,098	24,151
	Industria de Diseno Textil SA	Specialty Retail	2,148	67,179

				140,680

	Sweden 0.4%
	Electrolux AB, B	Household Durables	297	9,309
	ICA Gruppen AB	Food & Staples Retailing	147	5,185
	Investor AB, B	Diversified Financial Services	648	28,567
	Swedish Match AB	Tobacco	417	18,797

				61,858

	Switzerland 1.4%
	EMS-Chemie Holding AG	Chemicals	21	13,224
	Geberit AG	Building Products	90	39,699
	Kuehne + Nagel International AG	Marine	141	22,131
	Partners Group Holding AG	Capital Markets	39	28,916
	Straumann Holding AG	Health Care Equipment & Supplies	15	9,430
a	Swiss Life Holding AG	Insurance	63	22,388
	Swiss Re AG	Insurance	699	71,009
	Swisscom AG	Diversified Telecommunication Services	96	47,479

				254,276

	Taiwan 2.6%
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	1,000	9,466
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	12,210
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,040	7,830
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	9,000	34,880
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	16,092
	First Financial Holding Co. Ltd.	Banks	15,060	10,485
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	12,193
	Foxconn Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	6,050	16,517
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	27,000	81,953

48	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
Taiwan (continued)
Innolux Corp.	Electronic Equipment, Instruments & Components		6,000	$2,696
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals		6,049	8,589
Pegatron Corp.	Technology Hardware, Storage & Peripherals		3,000	7,511
President Chain Store Corp.	Food & Staples Retailing		1,000	10,083
Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment		6,000	10,454
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services		3,000	11,318
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment		24,000	203,725
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment		3,000	6,894
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components		6,000	7,881

				470,777

Thailand 0.4%
Advanced Info Service PCL	Wireless Telecommunication Services		2,400	15,964
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure		2,400	5,181
Bumrungrad Hospital PCL	Health Care Providers & Services		900	6,130
Central Pattana PCL	Real Estate Management & Development		2,700	6,735
Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components		3,600	7,829
Glow Energy PCL	Independent Power and Renewable Electricity Producers		1,200	3,300
Home Product Center PCL, NVDR	Specialty Retail		5,700	2,588
PTT Global Chemical PCL, NVDR	Chemicals		1,800	5,440
Thai Oil PCL	Oil, Gas & Consumable Fuels		1,500	4,401
The Siam Cement PCL	Construction Materials		1,200	19,188

				76,756

Turkey 0.2%
Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense		282	2,201
BIM Birlesik Magazalar AS	Food & Staples Retailing		396	7,188
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining		3,093	8,183
Ford Otomotiv Sanayi AS	Automobiles		90	1,415
Petkim Petrokimya Holding AS	Chemicals		1,407	2,891
TAV Havalimanlari Holding AS	Transportation Infrastructure		300	1,808
Tofas Turk Otomobil Fabrikasi AS	Automobiles		225	1,536
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels		297	8,127
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services		525	2,008
Turkiye Halk Bankasi AS	Banks		1,095	2,474
Turkiye Is Bankasi AS, C	Banks		2,853	5,142

				42,973

United Arab Emirates 0.2%
Aldar Properties PJSC	Real Estate Management & Development		12,084	7,008
Damac Properties Dubai Co. PJSC	Real Estate Management & Development		3,870	3,150
Dubai Islamic Bank PJSC	Banks		1,671	2,416
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services		3,045	14,632
First Abu Dhabi Bank PJSC	Banks		2,205	7,024

				34,230

United Kingdom 7.2%
3i Group PLC	Capital Markets		1,965	23,678
Admiral Group PLC	Insurance		834	21,574
AstraZeneca PLC	Pharmaceuticals		2,931	201,284
BAE Systems PLC	Aerospace & Defense		7,233	58,991
Barratt Developments PLC	Household Durables		3,192	23,750
British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	2,337	21,047
Burberry Group PLC	Textiles, Apparel & Luxury Goods		1,047	24,910
Compass Group PLC	Hotels, Restaurants & Leisure		3,042	62,111

libertyshares.com	Annual Report	49

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Croda International PLC	Chemicals		360	$23,069
	Direct Line Insurance Group PLC	Insurance		4,146	22,176
	easyJet PLC	Airlines		348	7,833
	GKN PLC	Auto Components		2,751	17,868
	Hargreaves Lansdown PLC	Capital Markets		504	11,545
	IMI PLC	Machinery		627	9,499
	International Consolidated Airlines Group SA	Airlines		1,269	10,956
	Intertek Group PLC	Professional Services		318	20,788
	ITV PLC	Media		16,431	33,226
	Kingfisher PLC	Specialty Retail		3,444	14,131
	Mondi PLC	Paper & Forest Products		834	22,404
	Next PLC	Multiline Retail		462	30,843
	Persimmon PLC	Household Durables		954	33,858
	Relx NV	Professional Services		1,956	40,486
	RELX PLC	Professional Services		3,507	72,072
	Rio Tinto PLC	Metals & Mining		1,176	59,570
	Royal Mail PLC	Air Freight & Logistics		2,154	16,341
	Taylor Wimpey PLC	Household Durables		10,992	28,465
	The Berkeley Group Holdings PLC	Household Durables		363	19,294
	Unilever NV, IDR	Personal Products		3,258	183,794
	Unilever PLC	Personal Products		3,030	168,128
	Whitbread PLC	Hotels, Restaurants & Leisure		336	17,440

					1,301,131

	United States 56.6%
	3M Co.	Industrial Conglomerates		855	187,690
	AbbVie Inc.	Biotechnology		2,115	200,185
	Accenture PLC, A	IT Services		1,245	191,107
	AGNC Investment Corp.	Mortgage Real Estate Investment Trusts (REITs	)	1,026	19,412
	Altria Group Inc.	Tobacco		2,898	180,603
	American Electric Power Co. Inc.	Electric Utilities		798	54,735
	Amgen Inc.	Biotechnology		696	118,654
	Annaly Capital Management Inc.	Mortgage Real Estate Investment Trusts (REITs	)	3,003	31,321
	Apple Inc.	Technology Hardware, Storage & Peripherals		1,113	186,739
	Applied Materials Inc.	Semiconductors & Semiconductor Equipment		1,458	81,079
	Aptiv PLC	Auto Components		462	39,256
	AT&T Inc.	Diversified Telecommunication Services		5,418	193,152
	Atmos Energy Corp.	Gas Utilities		141	11,878
	Avery Dennison Corp.	Containers & Packaging		138	14,662
	Baxter International Inc.	Health Care Equipment & Supplies		717	46,634
	Best Buy Co. Inc.	Specialty Retail		558	39,054
a	Biogen Inc.	Biotechnology		363	99,397
	Broadridge Financial Solutions Inc.	IT Services		243	26,655
	Brown-Forman Corp., B	Beverages		180	9,792
	C.H. Robinson Worldwide Inc.	Air Freight & Logistics		288	26,988
	CA Inc.	Software		609	20,645
a	Cadence Design Systems Inc.	Software		309	11,362
	Carnival Corp.	Hotels, Restaurants & Leisure		432	28,331
	CBOE Global Markets Inc.	Capital Markets		123	14,034
	Celanese Corp., A	Chemicals		150	15,031
	Church & Dwight Co. Inc.	Household Products		543	27,345
	Cisco Systems Inc.	Communications Equipment		4,899	210,118
	Clorox Co.	Household Products		300	39,933
	Colgate-Palmolive Co.	Household Products		1,488	106,660
	Consolidated Edison Inc.	Multi-Utilities		483	37,645
	Corning Inc.	Electronic Equipment, Instruments & Components		1,041	29,023
	Cummins Inc.	Machinery		279	45,223
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure		231	19,693

50	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
a	Dell Technologies Inc., V	Software	255	$18,669
	Delta Air Lines Inc.	Airlines	342	18,745
	Dollar General Corp.	Multiline Retail	423	39,572
	DowDuPont Inc.	Chemicals	2,385	151,948
	Dr. Pepper Snapple Group Inc.	Beverages	309	36,579
	Eaton Vance Corp.	Capital Markets	72	4,008
	Eli Lilly & Co.	Pharmaceuticals	2,295	177,564
	Emerson Electric Co.	Electrical Equipment	987	67,412
	Estee Lauder Cos. Inc., A	Personal Products	360	53,899
	Everest Re Group Ltd.	Insurance	66	16,950
	Expeditors International of Washington Inc.	Air Freight & Logistics	336	21,269
a	Express Scripts Holding Co.	Health Care Providers & Services	519	35,852
a	F5 Networks Inc.	Communications Equipment	150	21,691
	Fastenal Co.	Trading Companies & Distributors	522	28,496
	FirstEnergy Corp.	Electric Utilities	699	23,773
	Garmin Ltd.	Household Durables	231	13,613
	General Dynamics Corp.	Aerospace & Defense	429	94,766
	General Mills Inc.	Food Products	1,179	53,126
	General Motors Co.	Automobiles	2,436	88,524
	Genuine Parts Co.	Distributors	219	19,675
	Gilead Sciences Inc.	Biotechnology	2,559	192,923
	H&R Block Inc.	Diversified Consumer Services	387	9,834
	Hasbro Inc.	Leisure Equipment & Products	186	15,680
	Hormel Foods Corp.	Food Products	672	23,063
	Huntington Ingalls Industries Inc.	Aerospace & Defense	66	17,012
	Illinois Tool Works Inc.	Machinery	489	76,607
	Ingredion Inc.	Food Products	117	15,084
	Intel Corp.	Semiconductors & Semiconductor Equipment	4,353	226,704
	International Business Machines Corp.	IT Services	1,263	193,782
	International Flavors & Fragrances Inc.	Chemicals	117	16,018
	Intuit Inc.	Software	573	99,330
a	Intuitive Surgical Inc.	Health Care Equipment & Supplies	189	78,025
a	IPG Photonics Corp.	Electronic Equipment, Instruments & Components	18	4,201
	J.B. Hunt Transport Services Inc.	Road & Rail	150	17,572
	Jack Henry & Associates Inc.	IT Services	111	13,425
	Johnson & Johnson	Pharmaceuticals	1,419	181,845
	KLA-Tencor Corp.	Semiconductors & Semiconductor Equipment	330	35,973
	Kohl’s Corp.	Multiline Retail	351	22,994
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	141	28,646
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	684	49,180
	Lear Corp.	Auto Components	105	19,539
	Leggett & Platt Inc.	Household Durables	264	11,711
	Lennox International Inc.	Building Products	48	9,810
	Lockheed Martin Corp.	Aerospace & Defense	519	175,386
	Lowe’s Cos. Inc.	Specialty Retail	1,392	122,148
	LyondellBasell Industries NV, A	Chemicals	807	85,284
	Macy’s Inc.	Multiline Retail	648	19,271
	Marsh & McLennan Cos. Inc.	Insurance	807	66,650
	Mastercard Inc., A	IT Services	1,329	232,788
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment	480	28,906
	McCormick & Co. Inc.	Food Products	201	21,384
	McDonald’s Corp.	Hotels, Restaurants & Leisure	1,131	176,866
a	Mettler-Toledo International Inc.	Life Sciences Tools & Services	51	29,327
a	Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	441	27,377
a	Micron Technology Inc.	Semiconductors & Semiconductor Equipment	903	47,082
	Microsoft Corp.	Software	2,406	219,596
	MSCI Inc.	Capital Markets	111	16,591
	Nordstrom Inc.	Multiline Retail	243	11,764

libertyshares.com	Annual Report	51

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United States (continued)
	Northrop Grumman Corp.	Aerospace & Defense		297	$103,689
a	NVR Inc.	Household Durables		6	16,800
a	O’Reilly Automotive Inc.	Specialty Retail		159	39,333
	Old Dominion Freight Line Inc.	Road & Rail		39	5,732
	Omnicom Group Inc.	Media		420	30,521
	Packaging Corp. of America	Containers & Packaging		111	12,510
	Paychex Inc.	IT Services		684	42,128
	PepsiCo Inc.	Beverages		1,617	176,496
	Pfizer Inc.	Pharmaceuticals		6,921	245,626
	Philip Morris International Inc.	Tobacco		1,848	183,691
	Polaris Industries Inc.	Leisure Equipment & Products		123	14,086
	Public Service Enterprise Group Inc.	Multi-Utilities		783	39,338
	Public Storage	Equity Real Estate Investment Trusts (REITs	)	366	73,343
	QUALCOMM Inc.	Semiconductors & Semiconductor Equipment		2,649	146,781
	Raytheon Co.	Aerospace & Defense		504	108,773
	Reinsurance Group of America Inc.	Insurance		72	11,088
	ResMed Inc.	Health Care Equipment & Supplies		255	25,110
	Robert Half International Inc.	Professional Services		231	13,373
	Rockwell Automation Inc.	Electrical Equipment		180	31,356
	Rockwell Collins Inc.	Aerospace & Defense		189	25,487
	Rollins Inc.	Commercial Services & Supplies		102	5,205
	Ross Stores Inc.	Specialty Retail		942	73,457
	S&P Global Inc.	Capital Markets		201	38,403
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals		660	38,623
	SEI Investments Co.	Capital Markets		189	14,158
	Simon Property Group Inc.	Equity Real Estate Investment Trusts (REITs	)	654	100,945
	Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment		321	32,183
	Southwest Airlines Co.	Airlines		282	16,153
	Starbucks Corp.	Hotels, Restaurants & Leisure		2,994	173,323
	Sysco Corp.	Food & Staples Retailing		861	51,626
	Tapestry Inc.	Textiles, Apparel & Luxury Goods		507	26,673
	Target Corp.	Multiline Retail		909	63,112
	TE Connectivity Ltd.	Electronic Equipment, Instruments & Components		345	34,465
	Texas Instruments Inc.	Semiconductors & Semiconductor Equipment		1,956	203,209
	The Coca-Cola Co.	Beverages		4,101	178,106
	The Gap Inc.	Specialty Retail		519	16,193
	The Hershey Co.	Food Products		357	35,329
	The Home Depot Inc.	Specialty Retail		1,074	191,430
	The Kroger Co.	Food & Staples Retailing		1,473	35,264
	The Procter & Gamble Co.	Household Products		2,325	184,326
	The Sherwin-Williams Co.	Chemicals		165	64,700
	The TJX Cos. Inc.	Specialty Retail		1,356	110,595
	Tractor Supply Co.	Specialty Retail		183	11,533
	Tyson Foods Inc.	Food Products		480	35,131
	Union Pacific Corp.	Road & Rail		1,020	137,119
	United Parcel Service Inc., B	Air Freight & Logistics		1,302	136,267
a	United Therapeutics Corp.	Biotechnology		123	13,820
	UnitedHealth Group Inc.	Health Care Providers & Services		909	194,526
	Valero Energy Corp.	Oil, Gas & Consumable Fuels		858	79,597
	Verizon Communications Inc.	Diversified Telecommunication Services		3,996	191,089
	VF Corp.	Textiles, Apparel & Luxury Goods		606	44,917
a	VMware Inc., A	Software		81	9,823
	W.W. Grainger Inc.	Trading Companies & Distributors		96	27,098
	Walmart Inc.	Food & Staples Retailing		1,998	177,762
	Waste Management Inc.	Commercial Services & Supplies		633	53,248
	WEC Energy Group Inc.	Multi-Utilities		495	31,036
	Wyndham Worldwide Corp.	Hotels, Restaurants & Leisure		99	11,329

52	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Xcel Energy Inc.	Electric Utilities	732	$33,291
	Xilinx Inc.	Semiconductors & Semiconductor Equipment	438	31,641

				10,241,511

	Total Common Stocks (Cost $15,196,563)			17,665,472

	Management Investment Companies (Cost $160,847) 1.0%
	India 1.0%
	iShares MSCI India ETF	Diversified Financial Services	5,535	188,910

	Preferred Stocks 0.5%
	Brazil 0.1%
d	Itausa-Investimentos Itau SA, 4.895%, pfd.	Banks	5,770	23,941

	Colombia 0.0%†
d	Grupo de Inversiones Surameric SA, 1.455%, pfd.	Diversified Financial Services	558	7,112

	Germany 0.1%
d	Fuchs Petrolub SE, 2.018%, pfd.	Chemicals	135	7,322
d	Schaeffler AG, 3.987%, pfd.	Auto Components	219	3,376

				10,698

	Russia 0.1%
d	Surgutneftegas OAO, 2.028%, pfd.	Oil, Gas & Consumable Fuels	19,431	9,999

	South Korea 0.2%
d	Hyundai Motor Co., 4.737%, pfd.	Automobiles	84	6,738
d	LG Chem Ltd., 2.756%, pfd.	Chemicals	18	3,707
d	Samsung Electronics Co. Ltd., 2.071%, pfd.	Technology Hardware, Storage & Peripherals	12	22,966

				33,411

	Total Preferred Stocks (Cost $60,415)			85,161

	Total Investments (Cost $15,417,825) 99.2%			17,939,543
	Other Assets, less Liabilities 0.8%			142,255

	Net Assets 100.0%			$18,081,798

See Abbreviations on page 77.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the value of this security was $21,804, representing 0.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $37,504, representing 0.2% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	53

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ International Equity Hedged ETF

	Year Ended March 31,
	2018	2017[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.70	$25.45

Income from investment operations[b]:

Net investment income[c]	0.77	0.52

Net realized and unrealized gains (losses)	0.10	1.45

Total from investment operations	0.87	1.97

Less distributions from net investment income and net foreign currency gains	(1.32)	(2.72)

Net asset value, end of year	$24.25	$24.70

Total return[d]	3.47%	8.30%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.42%[f]	1.25%

Expenses net of waiver and payments by affiliates	0.40%[f]	0.40%

Net investment income	3.07%	2.47%

Supplemental data

Net assets, end of year (000’s)	$9,702	$9,880

Portfolio turnover rate[g]	32.55%	19.09%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

54	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin LibertyQ International Equity Hedged ETF

		Industry	Shares	Value
	Common Stocks 98.9%
	Australia 15.4%
	AGL Energy Ltd.	Multi-Utilities	1,900	$31,596
	Amcor Ltd.	Containers & Packaging	3,808	41,389
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,956	36,098
	Aurizon Holdings Ltd.	Road & Rail	5,976	19,390
	Australian Stock Exchange Ltd.	Capital Markets	468	20,124
	Bluescope Steel Ltd.	Metals & Mining	1,268	14,677
	Brambles Ltd.	Commercial Services & Supplies	4,628	35,428
	Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	804	19,365
	Challenger Ltd.	Diversified Financial Services	1,332	11,791
	Cimic Group Ltd.	Construction & Engineering	296	10,097
	Coca-Cola Amatil Ltd.	Beverages	1,508	10,029
	Cochlear Ltd.	Health Care Equipment & Supplies	248	34,549
	Commonwealth Bank of Australia	Banks	3,152	174,827
	Computershare Ltd.	IT Services	940	12,481
	Crown Resorts Ltd.	Hotels, Restaurants & Leisure	1,012	9,851
	CSL Ltd.	Biotechnology	1,660	197,948
	Dexus	Equity Real Estate Investment Trusts (REITs)	3,304	23,620
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	200	8,743
	Fortescue Metals Group Ltd.	Metals & Mining	6,444	21,403
	GPT Group	Equity Real Estate Investment Trusts (REITs)	5,808	21,117
	Harvey Norman Holdings Ltd.	Multiline Retail	2,584	7,314
	Insurance Australia Group Ltd.	Insurance	3,252	18,658
	Medibank Private Ltd.	Insurance	10,708	23,819
	Mirvac Group	Equity Real Estate Investment Trusts (REITs)	10,172	16,775
	National Australia Bank Ltd.	Banks	5,564	121,591
	REA Group Ltd.	Internet Software & Services	184	11,179
	Rio Tinto Ltd.	Metals & Mining	960	53,534
	Sonic Healthcare Ltd.	Health Care Providers & Services	1,152	20,218
	South32 Ltd.	Metals & Mining	8,548	21,113
	Telstra Corp. Ltd.	Diversified Telecommunication Services	20,272	48,826
	TPG Telecom Ltd.	Diversified Telecommunication Services	1,220	5,138
	Vicinity Centres	Equity Real Estate Investment Trusts (REITs)	9,756	18,035
	Wesfarmers Ltd.	Food & Staples Retailing	3,832	122,159
	Westpac Banking Corp.	Banks	7,992	175,448
	Woolworths Group Ltd.	Food & Staples Retailing	3,924	79,130

				1,497,460

	Austria 0.3%
	OMV AG	Oil, Gas & Consumable Fuels	424	24,654

	Belgium 0.3%
	Colruyt SA	Food & Staples Retailing	200	11,049
	Proximus SADP	Diversified Telecommunication Services	552	17,128

				28,177

	Denmark 3.2%
	Coloplast AS, B	Health Care Equipment & Supplies	464	39,090
	Novo Nordisk AS, B	Pharmaceuticals	3,728	182,989
	Novozymes AS	Chemicals	336	17,319
a	Orsted AS, 144A	Electric Utilities	260	16,816
	Pandora AS	Household Durables	472	50,604
	Tryg AS	Insurance	316	7,325

				314,143

	Finland 1.3%
	Elisa OYJ	Diversified Telecommunication Services	464	20,983
	Kone OYJ, B	Machinery	1,080	53,833
	Neste Oil OYJ	Oil, Gas & Consumable Fuels	356	24,781

libertyshares.com	Annual Report	55

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Finland (continued)
	Nokian Renkaat OYJ	Auto Components	348	$15,793
	Orion OYJ	Pharmaceuticals	460	14,070

				129,460

	France 2.6%
	Cie Generale des Etablissements Michelin SCA	Auto Components	524	77,269
	Hermes International	Textiles, Apparel & Luxury Goods	88	52,111
	Peugeot SA	Automobiles	1,256	30,199
	SCOR SE	Insurance	468	19,143
	Societe BIC SA	Commercial Services & Supplies	96	9,546
	Unibail-Rodamco SE	Equity Real Estate Investment Trusts (REITs)	268	61,190

				249,458

	Germany 2.7%
b	Commerzbank AG	Banks	1,472	19,088
	Continental AG	Auto Components	240	66,205
a	Covestro AG, 144A	Chemicals	388	38,108
	Deutsche Lufthansa AG	Airlines	744	23,735
	E.ON SE	Multi-Utilities	3,108	34,478
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	228	19,842
	ProSiebenSat.1 Media SE	Media	804	27,864
	TUI AG	Hotels, Restaurants & Leisure	1,020	21,864
	Uniper SE	Independent Power and Renewable Electricity Producers	352	10,714

				261,898

	Hong Kong 4.3%
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment	600	8,379
	CK Asset Holdings Ltd.	Real Estate Management & Development	4,000	33,561
	CK Infrastructure Holdings Ltd.	Electric Utilities	2,000	16,348
	CLP Holdings Ltd.	Electric Utilities	4,500	45,812
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	3,000	27,235
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services	12,000	15,091
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	3,200	22,048
	Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	10,576
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	400	24,648
	Kerry Properties Ltd.	Real Estate Management & Development	2,000	9,008
	Link REIT	Equity Real Estate Investment Trusts (REITs)	6,000	51,221
	NWS Holdings Ltd.	Industrial Conglomerates	6,000	10,886
	PCCW Ltd.	Diversified Telecommunication Services	16,000	9,256
	Sands China Ltd.	Hotels, Restaurants & Leisure	8,000	43,016
	Sino Land Co. Ltd.	Real Estate Management & Development	8,000	12,946
	Swire Properties Ltd.	Real Estate Management & Development	3,200	11,213
	Techtronic Industries Co. Ltd.	Household Durables	3,000	17,488
	The Wharf Holdings Ltd.	Real Estate Management & Development	4,000	13,735
c	WH Group Ltd., Reg S	Food Products	20,000	21,304
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,000	7,938

				411,709

	Ireland 0.1%
b	Ryanair Holdings PLC	Airlines	420	8,265

	Israel 0.9%
	Azrieli Group Ltd.	Real Estate Management & Development	144	6,895
	Bank Hapoalim BM	Banks	2,860	19,583
	Bank Leumi Le-Israel BM	Banks	2,028	12,194
	Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	10,200	13,016
b	Check Point Software Technologies Ltd.	Software	300	29,802

56	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Israel (continued)
	Mizrahi Tefahot Bank Ltd.	Banks	400	$7,637

				89,127

	Italy 1.7%
	Ferrari NV	Automobiles	292	35,028
	Intesa Sanpaolo SpA	Banks	19,308	70,134
	Intesa Sanpaolo SpA, di Risp	Banks	1,836	6,950
c	Poste Italiane SpA, Reg S	Insurance	1,268	11,571
	Recordati SpA	Pharmaceuticals	260	9,586
	Snam SpA	Oil, Gas & Consumable Fuels	6,928	31,807

				165,076

	Japan 22.5%
	ABC-Mart Inc.	Specialty Retail	100	6,591
	ANA Holdings Inc.	Airlines	200	7,744
	Asahi Kasei Corp.	Chemicals	3,400	44,726
	Astellas Pharma Inc.	Pharmaceuticals	6,600	100,164
	Bandai Namco Holdings Inc.	Leisure Equipment & Products	400	13,145
	Bridgestone Corp.	Auto Components	2,000	86,958
	CANON Inc.	Technology Hardware, Storage & Peripherals	3,000	108,688
	Daicel Corp.	Chemicals	800	8,741
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	300	51,876
	Disco Corp.	Semiconductors & Semiconductor Equipment	100	21,580
	Hitachi Chemical Co. Ltd.	Chemicals	200	4,560
	Hoya Corp.	Health Care Equipment & Supplies	1,200	59,859
	Iida Group Holdings Co. Ltd.	Household Durables	400	7,477
	Isuzu Motors Ltd.	Automobiles	1,600	24,553
	ITOCHU Corp.	Trading Companies & Distributors	2,200	42,748
	Japan Airlines Co. Ltd.	Airlines	500	20,132
	Japan Post Bank Co. Ltd.	Banks	1,200	16,113
	Japan Tobacco Inc.	Tobacco	3,000	86,488
	Kajima Corp.	Construction & Engineering	2,000	18,561
	Kakaku.com Inc.	Internet Software & Services	600	10,505
	KAO Corp.	Personal Products	1,400	105,063
	KDDI Corp.	Wireless Telecommunication Services	6,000	153,258
	Koito Manufacturing Co. Ltd.	Auto Components	200	13,879
	Konami Holdings Corp.	Software	200	10,512
	Kuraray Co. Ltd.	Chemicals	1,000	17,000
	Lawson Inc.	Food & Staples Retailing	200	13,634
	Mebuki Financial Group Inc.	Banks	2,600	9,999
	Mitsubishi Chemical Holdings Corp.	Chemicals	2,000	19,379
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	600	14,381
	Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	600	11,735
	mixi, Inc.	Internet Software & Services	200	7,391
	MS&AD Insurance Group Holdings Inc.	Insurance	600	18,928
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	2,200	101,363
	Nissan Motor Co. Ltd.	Automobiles	5,400	56,056
	Nitori Co. Ltd.	Specialty Retail	200	35,364
	NTT DoCoMo Inc.	Wireless Telecommunication Services	4,800	122,607
	Obayashi Corp.	Construction & Engineering	1,800	19,701
	Oracle Corp. Japan	Software	200	16,267
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	400	40,865
	Otsuka Corp.	IT Services	400	20,160
	Park24 Co. Ltd.	Commercial Services & Supplies	400	10,727
	Recruit Holdings Co. Ltd.	Professional Services	2,200	54,705
	Sekisui Chemical Co. Ltd.	Household Durables	600	10,471
	Sekisui House Ltd.	Household Durables	1,200	21,913

libertyshares.com	Annual Report	57

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Shimizu Corp.	Construction & Engineering	1,200	$10,731
Shionogi & Co. Ltd.	Pharmaceuticals	800	41,305
Start Today Co. Ltd.	Internet & Direct Marketing Retail	800	21,378
Subaru Corp.	Automobiles	2,400	78,691
Sumitomo Rubber Industries Ltd.	Auto Components	600	11,013
Sundrug Co. Ltd.	Food & Staples Retailing	200	9,243
Suzuki Motor Corp.	Automobiles	400	21,552
Taisei Corp.	Construction & Engineering	600	30,465
Teijin Ltd.	Chemicals	400	7,526
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	300	56,460
Tosoh Corp.	Chemicals	800	15,707
Toyota Motor Corp.	Automobiles	3,200	205,360
Trend Micro Inc.	Software	200	11,942
USS Co. Ltd.	Specialty Retail	600	12,130

			2,180,070

Luxembourg 0.1%
RTL Group SA	Media	144	11,945

Netherlands 0.4%
Aegon NV	Insurance	5,284	35,586

New Zealand 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	1,052	10,018
Ryman Healthcare Ltd.	Health Care Providers & Services	1,016	7,762
Spark New Zealand Ltd.	Diversified Telecommunication Services	8,648	20,837

			38,617

Norway 1.0%
Marine Harvest ASA	Food Products	1,256	25,149
Telenor ASA	Diversified Telecommunication Services	2,284	51,493
Yara International ASA	Chemicals	544	22,942

			99,584

Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	752	13,692

Singapore 3.5%
CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs)	7,162	9,995
CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs)	7,200	11,421
ComfortDelGro Corp. Ltd.	Road & Rail	7,200	11,256
DBS Group Holdings Ltd.	Banks	3,800	79,692
Jardine Cycle & Carriage Ltd.	Distributors	400	10,524
Oversea-Chinese Banking Corp. Ltd.	Banks	4,800	46,928
SATS Ltd.	Transportation Infrastructure	2,000	7,824
Singapore Exchange Ltd.	Capital Markets	3,600	20,233
Singapore Technologies Engineering Ltd.	Aerospace & Defense	4,800	13,141
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	27,200	69,909
StarHub Ltd.	Wireless Telecommunication Services	3,600	6,314
Suntec REIT	Equity Real Estate Investment Trusts (REITs)	6,400	9,224
United Overseas Bank Ltd.	Banks	1,800	37,749
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	7,800	7,198

			341,408

Spain 2.6%
Amadeus IT Group SA, A	IT Services	1,312	96,781
Endesa SA	Electric Utilities	1,028	22,612
Industria de Diseno Textil SA	Specialty Retail	3,548	110,964
Red Electrica Corp. SA	Electric Utilities	1,232	25,349

			255,706

58	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Sweden 1.8%
	Atlas Copco AB, A	Machinery	1,192	$46,187
	Electrolux AB, B	Household Durables	584	18,305
	ICA Gruppen AB	Food & Staples Retailing	236	8,324
	Industrivarden AB, C	Diversified Financial Services	328	7,596
	Investor AB, B	Diversified Financial Services	904	39,852
	Swedish Match AB	Tobacco	620	27,947
	Telia Co. AB	Diversified Telecommunication Services	5,420	25,376

				173,587

	Switzerland 7.1%
	EMS-Chemie Holding AG	Chemicals	32	20,150
	Geberit AG	Building Products	112	49,404
	Kuehne + Nagel International AG	Marine	176	27,624
	Partners Group Holding AG	Capital Markets	76	56,349
	Roche Holding AG	Pharmaceuticals	784	179,380
	Sika AG	Chemicals	4	31,266
	Straumann Holding AG	Health Care Equipment & Supplies	24	15,088
b	Swiss Life Holding AG	Insurance	92	32,694
	Swiss Re AG	Insurance	960	97,524
	Swisscom AG	Diversified Telecommunication Services	76	37,587
b	Zurich Insurance Group AG	Insurance	424	138,765

				685,831

	United Kingdom 26.6%
	3i Group PLC	Capital Markets	2,564	30,896
	Admiral Group PLC	Insurance	892	23,074
	AstraZeneca PLC	Pharmaceuticals	2,916	200,254
	BAE Systems PLC	Aerospace & Defense	9,504	77,514
	Barratt Developments PLC	Household Durables	4,184	31,131
	British American Tobacco PLC	Tobacco	2,924	169,445
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs)	1,412	12,716
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,500	35,687
	Centrica PLC	Multi-Utilities	10,044	20,036
	Compass Group PLC	Hotels, Restaurants & Leisure	4,616	94,248
	Croda International PLC	Chemicals	408	26,145
	Direct Line Insurance Group PLC	Insurance	4,520	24,177
	easyJet PLC	Airlines	528	11,884
	Experian PLC	Professional Services	2,648	57,112
	GKN PLC	Auto Components	5,308	34,475
	GlaxoSmithKline PLC	Pharmaceuticals	11,208	219,173
	Hargreaves Lansdown PLC	Capital Markets	920	21,075
	IMI PLC	Machinery	904	13,696
	Imperial Brands PLC	Tobacco	2,920	99,373
	International Consolidated Airlines Group SA	Airlines	2,036	17,578
	Intertek Group PLC	Professional Services	484	31,639
	ITV PLC	Media	18,316	37,037
	Johnson Matthey PLC	Chemicals	476	20,312
	Kingfisher PLC	Specialty Retail	6,848	28,099
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	1,784	23,452
	Marks & Spencer Group PLC	Multiline Retail	7,156	27,124
	Mondi PLC	Paper & Forest Products	1,072	28,798
	Next PLC	Multiline Retail	724	48,334
	Persimmon PLC	Household Durables	1,400	49,687
	Randgold Resources Ltd.	Metals & Mining	244	20,133
	Reckitt Benckiser Group PLC	Household Products	1,956	165,566
	Relx NV	Professional Services	3,240	67,063
	RELX PLC	Professional Services	3,964	81,464
	Rio Tinto PLC	Metals & Mining	2,796	141,632

libertyshares.com	Annual Report	59

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Royal Mail PLC	Air Freight & Logistics	3,108	$23,578
	SSE PLC	Electric Utilities	3,328	59,570
	Taylor Wimpey PLC	Household Durables	13,316	34,483
	The Berkeley Group Holdings PLC	Household Durables	548	29,127
	The Sage Group PLC	Software	2,880	25,824
	Travis Perkins PLC	Trading Companies & Distributors	564	9,763
	Unilever NV, IDR	Personal Products	3,376	190,451
	Unilever PLC	Personal Products	3,452	191,544
	Whitbread PLC	Hotels, Restaurants & Leisure	428	22,215

				2,576,584

	Total Common Stocks (Cost $8,835,754)			9,592,037

	Preferred Stocks 0.2%
	Germany 0.2%
d	Fuchs Petrolub SE, 2.018%, pfd.	Chemicals	208	11,281
d	Schaeffler AG, 3.987%, pfd.	Auto Components	512	7,893

	Total Preferred Stocks (Cost $16,777)			19,174

	Total Investments (Cost $8,852,531) 99.1%			9,611,211
	Other Assets, less Liabilities 0.9%			90,707

	Net Assets 100.0%			$9,701,918

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $54,924, representing 0.6% of net assets.

bNon-income producing.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $32,875, representing 0.3% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At March 31, 2018 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BOFA	Buy	2,035,740	$1,561,561	4/04/18	$—	$(47)
Australian Dollar	BOFA	Sell	2,035,740	1,585,896	4/04/18	24,382	—
British Pound	BOFA	Buy	1,707,698	2,395,630	4/04/18	—	(72)
British Pound	BOFA	Sell	1,707,698	2,356,283	4/04/18	—	(39,275)
Danish Krone	BOFA	Buy	2,009,612	331,586	4/04/18	—	(17)
Danish Krone	BOFA	Sell	2,009,612	330,008	4/04/18	—	(1,562)
Euro	BOFA	Buy	1,183,383	1,455,426	4/04/18	—	(42)
Euro	BOFA	Sell	1,183,383	1,446,728	4/04/18	—	(8,656)
Hong Kong Dollar	MSCO	Buy	2,936,867	374,242	4/04/18	—	(37)
Hong Kong Dollar	MSCO	Sell	2,936,867	375,618	4/04/18	1,414	—
Japanese Yen	BOFA	Buy	234,576,441	2,206,078	4/04/18	—	(236)
Japanese Yen	BOFA	Sell	234,576,441	2,203,179	4/04/18	—	(2,663)
New Israeli Shekel	BOFA	Buy	468,970	133,603	4/04/18	—	(18)
New Israeli Shekel	BOFA	Sell	468,970	135,177	4/04/18	1,592	—
New Zealand Dollar	BOFA	Buy	52,324	37,745	4/04/18	1	—
New Zealand Dollar	BOFA	Sell	52,324	37,770	4/04/18	23	—
Norwegian Krone	BOFA	Buy	777,803	99,076	4/04/18	—	(5)

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Norwegian Krone	BOFA	Sell	777,803	$98,716	4/04/18	$—	$(355)
Singapore Dollar	BOFA	Buy	454,325	346,502	4/04/18	—	(25)
Singapore Dollar	BOFA	Sell	454,325	343,510	4/04/18	—	(2,967)
Swedish Krona	BOFA	Buy	1,690,928	201,917	4/04/18	—	(10)
Swedish Krona	BOFA	Sell	1,690,928	204,602	4/04/18	2,695	—
Swiss Franc	MSCO	Buy	664,808	694,279	4/04/18	—	(35)
Swiss Franc	MSCO	Sell	664,808	705,474	4/04/18	11,222	—
Danish Krone	BOFA	Sell	1,934,822	319,879	5/02/18	11	—
Japanese Yen	BOFA	Sell	231,742,424	2,183,168	5/02/18	599	—
Australian Dollar	BOFA	Sell	1,967,736	1,509,399	5/03/18	30	—
British Pound	BOFA	Sell	1,694,863	2,380,194	5/03/18	—	(291)
Euro	BOFA	Sell	1,170,581	1,442,397	5/03/18	—	(218)
Hong Kong Dollar	MSCO	Sell	2,870,875	366,203	5/03/18	28	—
New Israeli Shekel	BOFA	Sell	206,575	58,951	5/03/18	5	—
New Zealand Dollar	BOFA	Sell	53,261	38,417	5/03/18	—	(2)
Norwegian Krone	BOFA	Sell	778,240	99,218	5/03/18	4	—
Singapore Dollar	BOFA	Sell	438,047	334,281	5/03/18	—	(17)
Swedish Krona	BOFA	Sell	1,660,900	198,736	5/03/18	9	—
Swiss Franc	MSCO	Sell	664,943	696,033	5/03/18	5	—

Total Forward Exchange Contracts						$42,020	$(56,550)

Net unrealized appreciation (depreciation)							$(14,530)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 77.

See Note 7 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2018

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Assets:
+Investments in securities:
Cost – Unaffiliated issuers	$338,139,596	$15,776,484	$15,417,825	$8,852,531
Cost – Non-controlled affiliates (Note 3d)	—	27,000	—	—

Value – Unaffiliated issuers	$397,015,036	$16,838,226	$17,939,543	$9,611,211
Value – Non-controlled affiliates (Note 3d)	—	27,000	—	—
Cash	154,530	6,625	46,424	6,020
Foreign currency, at value (cost $686,442, $25,950, $50,598 and $50,188, respectively)	689,161	25,965	50,645	50,036
Receivables:
Investment securities sold	2,158,682	—	3,744	—
Dividends	1,682,215	68,763	47,075	52,472
Unrealized appreciation on OTC forward exchange contracts	—	—	—	42,020

Total assets	401,699,624	16,966,579	18,087,431	9,761,759

Liabilities:
Payables:
Investment securities purchased	419,445	—	300	—
Management fees	185,475	6,526	5,333	3,291
Deferred tax	205,198	—	—	—
Payable upon return of securities loaned	—	27,000	—	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	56,550

Total liabilities	810,118	33,526	5,633	59,841

Net assets, at value	$400,889,506	$16,933,053	$18,081,798	$9,701,918

Net assets consist of:
Paid-in capital	$342,051,666	$15,871,033	$15,489,640	$9,413,623
Undistributed net investment income	1,259,012	66,523	86,314	—
Distributions in excess of net investment income	—	—	—	(335,926)
Net unrealized appreciation (depreciation)	58,679,610	1,062,029	2,521,843	744,138
Accumulated net realized gain (loss)	(1,100,782)	(66,532)	(15,999)	(119,917)

Net assets, at value	$400,889,506	$16,933,053	$18,081,798	$9,701,918

Shares outstanding	12,000,000	600,000	600,000	400,000

Net asset value per share	$33.41	$28.22	$30.14	$24.25

+Includes securities loaned	$—	$26,200	$—	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2018

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$12,179,080	$730,190	$508,009	$344,103
Income from securities loaned (net of fees and rebates)	640	49	1	—

Total investment income	12,179,720	730,239	508,010	344,103

Expenses:
Management fees (Note 3a)	2,127,085	93,989	61,769	39,672
Transfer agent fees	10,400	10,400	10,400	10,400
Custodian fees	235,716	3,294	4,133	22,919
Reports to shareholders	9,721	1,998	1,594	1,224
Registration and filing fees	35,825	3,065	2,484	1,328
Professional fees	139,594	23,830	33,748	31,132
Trustees’ fees and expenses	84,431	5,979	4,370	2,437
Pricing fees	18,482	9,507	30,945	23,618
Other	4,143	4,981	8,602	8,414

Total expenses	2,665,397	157,043	158,045	141,144
Expenses waived/paid by affiliates (Note 3a and 3c)	(572,896)	(63,078)	(96,937)	(101,473)

Net expenses	2,092,501	93,965	61,108	39,671

Net investment income	10,087,219	636,274	446,902	304,432

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	1,533,355	30,208	(8,934)	153,897
In-kind redemptions	11,601,762	1,710,372	470,610	—
Foreign currency transactions	(70,908)	1,360	1,802	3,319
Forward exchange contracts	—	—	—	(640,880)

Net realized gain (loss)	13,064,209	1,741,940	463,478	(483,664)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	37,431,667	(800,348)	1,333,412	534,186
Translation of other assets and liabilities denominated in foreign currencies	(60,267)	523	(204)	42
Forward exchange contracts	—	—	—	(4,023)
Change in deferred taxes on unrealized appreciation	5,761	—	—	—

Net change in unrealized appreciation (depreciation)	37,377,161	(799,825)	1,333,208	530,205

Net realized and unrealized gain (loss)	50,441,370	942,115	1,796,686	46,541

Net increase (decrease) in net assets resulting from operations	$60,528,589	$1,578,389	$2,243,588	$350,973

[a]Foreign taxes withheld on dividends	$1,576,096	$43,738	$26,531	$25,088

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF
	Year Ended March 31, 2018	Year Ended March 31, 2017[a]	Year Ended March 31, 2018	Year Ended March 31, 2017[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$10,087,219	$2,587,948	$636,274	$673,825
Net realized gain (loss)	13,064,209	(3,009,052)	1,741,940	(80,576)
Net change in unrealized appreciation (depreciation)	37,377,161	21,302,449	(799,825)	1,861,854

Net increase (decrease) in net assets resulting from operations	60,528,589	20,881,345	1,578,389	2,455,103

Distributions to shareholders from net investment income	(10,215,291)	(876,033)	(703,577)	(580,561)

Capital share transactions: (Note 2)	22,490,658	308,080,238	(11,247,987)	25,431,686

Net increase (decrease) in net assets	72,803,956	328,085,550	(10,373,175)	27,306,228
Net assets:
Beginning of year	328,085,550	—	27,306,228	—

End of year	$400,889,506	$328,085,550	$16,933,053	$27,306,228

Undistributed net investment income included in net assets, end of year	$1,259,012	$1,336,946	$66,523	$130,246

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF
	Year Ended March 31, 2018	Year Ended March 31, 2017[a]	Year Ended March 31, 2018		Year Ended March 31, 2017[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$446,902	$486,816		$304,432	$380,260
Net realized gain (loss)	463,478	27,979		(483,664)	(56,879)
Net change in unrealized appreciation (depreciation)	1,333,208	1,188,635		530,205	213,933

Net increase (decrease) in net assets resulting from operations	2,243,588	1,703,430		350,973	537,314

Distributions to shareholders from net investment income and net foreign currency gains	(476,289)	(371,677)		(529,464)	(1,086,182)

Capital share transactions: (Note 2)	(5,429,739)	20,412,485		—	10,429,277

Net increase (decrease) in net assets	(3,662,440)	21,744,238		(178,491)	9,880,409
Net assets:
Beginning of year	21,744,238	—		9,880,409	—

End of year	$18,081,798	$21,744,238		$9,701,918	$9,880,409

Undistributed net investment income included in net assets, end of year	$86,314	$106,910	$		$513,959

Distributions in excess of net investment income included in net assets, end of year	$—	$—		$(335,926)	$—

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-two separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established

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NOTES TO FINANCIAL STATEMENTS

trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes. The Funds’ Statements of Investments have been adjusted to reflect investment values as of March 31, 2018 and converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time as of March 29, 2018.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of

Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis)

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NOTES TO FINANCIAL STATEMENTS

and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by Franklin Advisers Inc., as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ Emerging Markets ETF
	Year Ended March 31, 2018		Year Ended March 31, 2017[a]
	Shares	Amount	Shares	Amount
Shares sold	2,400,000	$74,304,093	11,200,000	$308,080,238
Shares redeemed	(1,600,000)	(51,813,435)	—	—

Net increase (decrease)	800,000	$22,490,658	11,200,000	$308,080,238

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin LibertyQ Global Dividend ETF
	Year Ended March 31, 2018		Year Ended March 31, 2017[a]
	Shares	Amount	Shares	Amount
Shares sold	200,000	$5,648,090	1,000,000	$25,431,686
Shares redeemed	(600,000)	(16,896,077)	—	—

Net increase (decrease)	(400,000)	$(11,247,987)	1,000,000	$25,431,686

	Franklin LibertyQ Global Equity ETF
	Year Ended March 31, 2018		Year Ended March 31, 2017[a]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,200,000	$30,695,587
Shares redeemed	(200,000)	(5,429,739)	(400,000)	(10,283,102)

Net increase (decrease)	(200,000)	$(5,429,739)	800,000	$20,412,485

	Franklin LibertyQ International Equity Hedged ETF
	Year Ended March 31, 2018		Year Ended March 31, 2017[a]
	Shares	Amount	Shares	Amount
Shares sold	—	—	1,000,000	$25,447,822
Shares redeemed	—	—	(600,000)	(15,018,545)

Net increase (decrease)	—	—	400,000	$10,429,277

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Effective December 1, 2017, the Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

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NOTES TO FINANCIAL STATEMENTS

Annualized Fee Rate
Franklin LibertyQ Emerging Markets ETF	0.55%
Franklin LibertyQ Global Dividend ETF	0.45%
Franklin LibertyQ Global Equity ETF	0.35%
Franklin LibertyQ International Equity Hedged ETF	0.40%

Prior to December 1, 2017, the Funds paid an investment management fee to Advisers equivalent to the annual unified management fee based on the average daily net assets of each of the Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Prior to December 1, 2017, Advisers had contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF so that the expenses (including acquired fund fees and expenses) of the Funds did not exceed 0.55%, 0.45%, 0.35%, and 0.40%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end. In addition, prior to September 1, 2017, the contractual waivers excluded unaffiliated acquired fund fees and expenses.

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the year ended March 31, 2018, the Funds held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin LibertyQ Emerging Markets ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio 1.24%	—	6,791,825	(6,791,825)	—	$—	$—	$—	$—

Franklin LibertyQ Global Dividend ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio 1.24%	—	219,644	(192,644)	27,000	$27,000	$—	$—	$—

Franklin LibertyQ Global Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio 1.24%	—	4,900	(4,900)	—	$—	$—	$—	$—

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

e. Other Affiliated Transactions

At March 31, 2018, the shares of the Funds were owned by the following entities:

Fund	Shares	Percentage of Outstanding Shares[a]
Franklin LibertyQ Emerging Markets ETF
Franklin Moderate Allocation Fund	3,471,400	28.9%
Franklin Growth Allocation Fund	3,003,600	25.0%
Franklin 529 Portfolios	1,878,700	15.7%
Franklin Conservative Allocation Fund	1,508,700	12.6%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	968,200	8.1%

	10,830,600	90.3%

Franklin LibertyQ Global Equity ETF
Franklin Resources Inc.	89,400	14.9%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2018, the capital loss carryforwards were as follows:

	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Capital loss carryforwards:
Short term	$—	$—	$69,934
Long term	30,054	10,893	—

Total capital loss carryforwards	$30,054	$10,893	$69,934

During the year ended March 31, 2018, the Funds utilized capital loss carryforwards as follows:

Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ International Equity Hedged ETF
$2,253,131	$34,529	$133,346

The tax character of distributions paid during the year ended March 31, 2018, was as follows:

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF		Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF
	2018	2017	2018	2017	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$10,215,291	$876,033	$703,577	$580,561	$476,289	$371,677	$529,464	$1,086,182

For tax purposes, the Funds may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At March 31, 2018, Franklin LibertyQ International Hedged ETF deferred late-year ordinary losses of $317,157.

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NOTES TO FINANCIAL STATEMENTS

At March 31, 2018, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of investments	$339,611,083	$15,839,962	$15,435,018	$8,935,806

Unrealized appreciation	$66,061,434	$1,695,615	$2,736,294	$1,057,275
Unrealized depreciation	(8,657,481)	(670,351)	(231,769)	(381,870)

Net unrealized appreciation (depreciation)	$57,403,953	$1,025,264	$2,504,525	$675,405

Distributable earnings – undistributed ordinary income	$1,634,803	$66,523	$98,401	$—

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions, foreign currency transactions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2018, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Purchases	$151,937,499	$8,777,669	$6,266,559	$3,214,991
Sales	$125,878,519	$9,333,047	$6,731,026	$4,133,693

In-kind transactions associated with creation and redemptions for the year ended March 31, 2018, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of Securities Received	$28,230,341	$5,280,016	$—	$—
Value of Securities Delivered[a]	$31,040,656	$15,993,308	$5,033,001	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

At March 31, 2018, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

Franklin LibertyQ Global Dividend ETF
Securities lending transactions[a]:
Equity investments[b]	$27,000

a The agreements can be terminated at any time.

b The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At March 31, 2018, Franklin LibertyQ Emerging Markets ETF had 11.8% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

7. Other Derivative Information

At March 31, 2018, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ International Equity Hedged ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$42,020	Unrealized depreciation on OTC forward exchange contracts	$56,550
For the period ended March 31, 2018, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Location	Net Realized Gain (Loss) for the Year	Statements of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year
Franklin LibertyQ International Equity Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$(640,880)	Forward exchange contracts	$(4,023)

For the period ended March 31, 2018, the average month end contract value of forward exchange contracts was $30,212,338.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At March 31, 2018, the Funds' OTC derivative assets and liabilities were as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
	Assets[a]	Liabilities[a]
Franklin LibertyQ International Equity Hedged ETF
Derivatives
Forward Exchange Contracts	$42,020	$56,550

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At March 31, 2018, the Funds' OTC derivative assets, which may be offset against the Funds' OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$29,351	$(29,351)	$—	$—	$—
MSCO	12,669	(72)	—	—	12,597

Total	$42,020	$(29,423)			$12,597

At March 31, 2018, the Funds' OTC derivative liabilities, which may be offset against the Funds' OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$56,478	$(29,351)	$—	$—	$27,127
MSCO	72	(72)	—	—	—

Total	$56,550	$(29,423)			$27,127

See note 1(c) regarding derivative financial instruments.

See Abbreviations on page 77.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ Emerging Markets ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$397,015,036	$—	$—	$397,015,036

Franklin LibertyQ Global Dividend ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,838,226	$—	$—	$16,838,226
Short Term Investments	27,000	—	—	27,000

Total Investments in Securities	$16,865,226	$—	$—	$16,865,226

Franklin LibertyQ Global Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$17,939,543	$—	$—	$17,939,543

Franklin LibertyQ International Equity Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,611,211	$—	$—	$9,611,211

Other Financial Instruments:
Forward Exchange Contracts	$—	$42,020	$—	$42,020

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$56,550	$—	$56,550

aIncludes common and preferred stocks, management investment companies, as well as other equity investments.

bFor detailed categories, see the accompanying Statement of Investments.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty
BOFA	Bank of America Corp.
MSCO	Morgan Stanley

Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF (the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018 and the statements of changes in net assets and the financial highlights for the year ended March 31, 2018 and for the period June 1, 2016 (commencement of operations) through March 31, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year ended March 31, 2018, the changes in each of their net assets and each of the financial highlights for the year ended March 31, 2018 and for the period June 1, 2016 (commencement of operations) through March 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 17, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal period ended March 31, 2017:

Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF
30.88%	49.46%

Under Section 854(b)(1)(B) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2018:

Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
$8,767,131	$688,067	$457,334	$331,526

Distributions, including qualified dividend income, paid during calendar year 2018 will be reported to shareholders on Form 1099-DIV by mid-February 2019. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2018, more than 50% of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, and Franklin LibertyQ International Equity Hedged ETF total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. The Funds elect to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the 2018 distribution date, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

By mid-February 2019, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2018.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2016	36	Zentific Investment Management (hedge fund) (2015-present) and Axis Bank (2013-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	36	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present) and Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	43	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton Investments; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 2: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

(each a Fund)

At an in-person meeting held on October 25, 2017 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an amended and restated investment management agreement to adopt a unified management fee (Unified Fee) between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each an Amended Management Agreement) for an initial two-year period effective December 1, 2017. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Amended Management Agreement.

In considering the approval of each Amended Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting, and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Amended Management Agreement, including, but not limited to: (1) the nature, extent and quality of the services to be provided by the Manager; and (ii) the costs of the services to be provided by the Manager. The Board also reviewed and considered the form of Amended Management Agreement and the terms of each Amended Management Agreement, which were explained at the Meeting, noting that, with the exception of the proposed unified fee structure, the form of management agreement was substantially the same as the current investment management agreements for the Funds and as the standard form of investment management agreement for the other funds in the Franklin Templeton family of funds, and that the Unified Fee is consistent with the unified fee structure of other passively managed series of the Trust. The Board noted management’s explanation that it was relying on and had complied with the conditions of prior no-action relief that had been granted to another fund complex and investment adviser confirming that the Securities and Exchange Commission would not recommend enforcement action if an investment advisory agreement was amended without a shareholder vote to establish a unified fee.

In approving each Amended Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Amended Management Agreement are fair and reasonable and that such Amended Management Agreement is in the interests of each respective Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to each Fund and its shareholders. This information included, among other things, management’s representation that each Amended Management Agreement will not reduce or modify in any way the nature, extent and quality of the services currently provided to each Fund. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to each Fund and its shareholders under the Fund’s Amended Management Agreement.

FUND PERFORMANCE. The Board noted that the Funds commenced investment operations on June 1, 2016. In light of each Fund’s brief operating history, the Board concluded that additional time is needed to evaluate the performance of the Fund.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding the proposed Unified Fee. In particular, the Board noted management’s representation that changing to the Unified Fee would not result in any increase to the Manager’s management fee. The Board also noted management’s representation that each Fund’s net operating expenses under the Unified Fee are expected to be the same as such Fund’s current net operating expenses after expense waivers and reimbursements because, under the Unified Fee, the Manager’s obligation under the current fee waiver and expense reimbursement agreements to cap ordinary expenses at the same rate as the Fund’s management fee would become part of the Amended Management Agreement. The Board considered that pursuant to each Fund’s Amended Management Agreement, the Manager shall reimburse each Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (such arrangement, the Unified Fee). The Board concluded that the proposed Unified Fee for each Fund is reasonable.

The Board then noted that it did not consider any financial results from the Manager (and its affiliates) with respect to their relationships with the Funds because of the Funds’ recent inception dates, and thus, the Board could not meaningfully evaluate the Manager’s (or its affiliates’) profitability with respect to the Funds at this time.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s investment management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Amended Management Agreement for each Fund for an initial two-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC,

300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2018 Franklin Templeton Investments. All rights reserved.	ETF A 05/18

Franklin Templeton

ETF Trust

Annual Report

March 31, 2018

Franklin Liberty International Opportunities ETF
Franklin Liberty Investment Grade Corporate ETF
Franklin Liberty U.S. Low Volatility ETF

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit libertyshares.com for fund

updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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ANNUAL REPORT

Franklin Liberty International Opportunities ETF

We are pleased to bring you Franklin Liberty International Opportunity ETF’s annual report for the fiscal year ended March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities in developed, developing and frontier markets outside of the US across the entire market capitalization spectrum, including small- and mid-capitalization companies.

Performance Overview

During the 12-month period, the Fund delivered cumulative total returns of +17.63% based on market price and +17.31% based on net asset value (NAV). In comparison, the MSCI All Country World Index (ACWI) ex USA Index, which measures stock performance in global developed and emerging markets excluding the US, generated a +17.05% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The global economy expanded during the 12-month period under review amid generally upbeat economic data across regions. In this environment, global developed and emerging market stocks reached a new all-time high in January 2018 and generated a +15.44% total return for the period, as measured by the MSCI ACWI.1 Global markets were also aided by price gains in oil and other commodities, as well as the European Central Bank’s (ECB’s) extension of its monetary easing program. Further supporting global stocks were the prospect for reforms in the European Union (EU) with Emmanuel Macron’s election as France’s president, the passage of the US tax reform and encouraging corporate earnings reports.

Geographic Composition
Based on Total Net Assets as of 3/31/18

However, global markets reflected investor concerns about geopolitical tensions in the Korean peninsula and political uncertainties in the US and the EU. Global stocks declined in February amid concerns that strong economic growth and rising inflation in some parts of the world, particularly the US, would lead central banks to increase interest rates sooner than expected. In March, global markets were pressured further by a broad sell-off in information technology stocks due to a potential for tighter regulation in the sector arising from concerns about consumer data privacy. The Trump administration’s protectionist policy and escalating trade tensions between the US and China further dampened investor sentiment near period-end.

After accelerating in 2017’s second and third quarters, the US economy moderated in the next two quarters. The slower growth in 2018’s first quarter reflected a slowdown in consumer spending, residential fixed investment, exports, and state and local government spending. The unemployment rate declined from 4.5% in March 2017 to 4.1% at period-end.2 Annual inflation, as measured by the Consumer Price Index, was 2.4% in March 2017, and while it varied over the 12-month period, remained unchanged at period-end.2 The US Federal Reserve (Fed) raised its target range for the federal funds rate three times during the period

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: US Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 25.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

and began reducing its balance sheet in October as part of its ongoing plan to normalize its monetary policy. At its March 2018 meeting, the Fed raised its forecast for US economic growth in 2018 and 2019, while maintaining its projection of three rate increases in 2018. However, the Fed’s rate projections indicated the number of rate hikes would increase in 2019 and 2020.

In Europe, the UK’s economic growth accelerated in 2017’s third quarter over the previous quarter but moderated in the fourth quarter. In November, the Bank of England raised its key policy rate for the first time in a decade. The eurozone’s growth accelerated in 2017’s second quarter over the previous quarter and held steady in the third quarter, but it moderated in the fourth quarter. The bloc’s annual inflation rate ended the period lower than in March 2017. The ECB kept its benchmark interest rate unchanged during the period. However, at its October meeting, the ECB extended the time frame for its massive bond-buying program from December 2017 to at least September 2018, while reducing the amount of monthly bond purchases in half beginning in January 2018.

In Asia, Japan’s quarterly gross domestic product (GDP) growth slowed in 2017’s fourth quarter compared to the third quarter, as contractions in private residential investment offset a recovery in private consumption. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP grew in 2017’s second, third and fourth quarters, but it slowed in each succeeding quarter. The country’s central bank cut its benchmark interest rate several times during the period to spur economic growth. Russia’s annual GDP growth rate remained positive in 2017’s second, third and fourth quarters, amid the Bank of Russia’s continued policy support. China’s GDP moderated in 2017’s third quarter compared to the prior-year period, but grew at a stable rate in the fourth quarter. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose substantially during the period.

Investment Strategy

The Fund’s individual country and sector weightings may vary significantly from its benchmark index, and investments

Top 10 Countries
3/31/18
% of Total Net Assets
Japan	15.3%
UK	12.4%
China	10.1%
Italy	8.1%
France	7.4%
Canada	5.3%
Spain	4.8%
Australia	3.5%
Switzerland	3.5%
South Korea	3.3%

will not necessarily be in the securities that comprise its benchmark index. The Fund’s exposure to various regions and markets will vary from time to time according to the investment manager’s opinions as to the prevailing conditions and prospects for these markets. In seeking to outperform the relevant market of each region, the investment manager consults with various local asset managers based in certain regions around the world (Sub-Advisors). Although the Sub-Advisors assist the investment manager in the selection of local securities, the investment manager retains the sole discretion with respect to portfolio security selection. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

When choosing equity investments for the Fund, we apply a research-driven, bottom-up, fundamental long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We seek to invest in companies that we consider to be financially strong with favorable growth potential and sustainable competitive advantages. We may also consider, among other factors, a company’s price/earnings ratio, profit margins and liquidation value.

Manager’s Discussion

The information technology and financials sectors contributed to the Fund’s relative performance during the 12-month period.3 Our overweighted position and stock selection in

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3. The information technology sector comprises electronic equipment, instruments and components; internet software and services; IT services; semiconductors and semiconductor equipment; and technology hardware, storage and peripherals in the SOI. The financials sector comprises banks, capital markets, diversified financial services and insurance in the SOI.

FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Banks	11.2%
Internet Software & Services	6.3%
Pharmaceuticals	6.3%
Insurance	5.4%
Electrical Equipment	4.7%
Semiconductors & Semiconductor Equipment	4.5%
Oil, Gas & Consumable Fuels	4.2%
Equity Real Estate Investment Trusts (REITs)	3.0%
Capital Markets	3.0%
Automobiles	2.6%

information technology and stock selection in financials drove relative performance.

China-based internet companies Alibaba Group Holding and Tencent Holdings were among the information technology sector contributors as the broader global technology sector surged during the period.

In financials, Italy-based lender FinecoBank Banca Fineco supported relative performance based on improved investor sentiment toward Italian financial companies. We believe the structural weakness of the Italian banking sector could actually help FinecoBank since it can create what we consider an opportunity for potential disruptors.

The consumer discretionary and energy sectors curbed relative returns due largely to stock selection.4

In the consumer discretionary sector, Swedish discount home improvement retailer Byggmax Group hurt relative returns as trading conditions became more challenging for the company in the short term.

In energy, Tecnicas Reunidas, a Spain-based construction company serving the oil and gas industry, detracted from relative performance as the capital spending environment in the industry remained weak.

Top 10 Holdings
3/31/18
Company Sector/Industry, Country	% of Total Net Assets
Alibaba Group Holding Ltd., ADR Internet Software & Services, China	2.7%
Tencent Holdings Ltd. Internet Software & Services, China	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	2.1%
FinecoBank Banca Fineco SpA Banks, Italy	1.9%
Novartis AG Pharmaceuticals, Switzerland	1.8%
Ctrip.com International Ltd., ADR Internet & Direct Marketing Retail, China	1.7%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	1.7%
Roche Holding AG Pharmaceuticals, Switzerland	1.7%
TGS NOPEC Geophysical Co. ASA Energy Equipment & Services, Norway	1.7%
Italgas Reti SpA Gas Utilities, Italy	1.6%

Industrials stock SPIE, a France-based multi-technical services provider in the areas of energy and communications, also weighed on relative performance.5

Regionally, stock selection and an underweighting in Australia and stock selection in the Middle East and Asia contributed to relative performance. Security selection in Canada curbed relative returns.

4. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants and leisure; household durables; internet and direct marketing retail; media; multiline retail; specialty retail; and textiles, apparel and luxury goods in the SOI. The energy sector comprises energy equipment and services and oil, gas and consumable fuels in the SOI.

5. The industrials sector comprises air freight and logistics, building products, commercial services and supplies, electrical equipment, machinery, professional services, and trading companies and distributors in the SOI.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Thank you for your participation in Franklin Liberty International Opportunities ETF. We look forward to serving your future investment needs.

Stephen H. Dover, CFA

Purav A. Jhaveri, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (1/27/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]			Average Annual Total Return[2]
	Based on NAV[3]		Based on market price[4]	Based on NAV[3]		Based on market price[4]
1-Year	+17.31%	[5]	+17.63%	+17.31%	[5]	+17.63%
Since Inception (1/25/17)	+22.48%		+23.83%	+18.78%		+19.89%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

1/25/17–3/31/18

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–3/31/18)

Net Investment Income	Short-Term Capital Gain	Total
$0.736097	$0.399235	$1.135332

Total Annual Operating Expenses7

With Waiver	Without Waiver
0.60%	3.60%

All investments involve risks, including possible loss of principal. The market values of stocks owned by the Fund will go up or down, sometimes rapidly or unpredictably. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks or adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries or sectors, or investments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. Source: Morningstar. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the US.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,035.20	$2.99	$1,021.99	$2.97	0.59%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Annual Report	9

Franklin Liberty Investment Grade Corporate ETF

This annual report for Franklin Liberty Investment Grade Corporate ETF covers the fiscal year ended March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate debt securities and investments.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +2.03% based on market price and +2.38% based on net asset value (NAV). In comparison, the Bloomberg Barclays US Corporate Investment Grade Index produced a +2.70% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The US economy grew during the 12 months under review. The economy strengthened in 2017’s second and third quarters, but moderated in the next two quarters. The slower growth in 2018’s first quarter reflected a slowdown in consumer spending, residential fixed investment, exports, and state and local government spending. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.5% in March 2017 to 4.1% at period-end.2 Monthly retail sales generally grew during the period’s first eight months but subsequently declined for three consecutive months, rebounding at period-end amid robust automobile sales. Annual inflation, as measured by the Consumer Price Index, was 2.4% in March 2017, and while it varied over the 12-month period, remained unchanged at period-end.2

The US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June and December 2017 meetings, and began reducing its balance sheet in October. In February 2018, Jerome Powell succeeded Janet Yellen as Fed Chair and spoke before Congress for the first time. He indicated that the Fed saw signs of a continued strong labor market and economic growth. He reiterated the Fed’s intention to gradually raise interest rates in an effort to keep the economy from overheating as inflation increases toward the Fed’s 2% target. However, he noted that there was no evidence of the economy overheating and that he is yet to see a clear upward move in wages. At its March meeting, the Fed raised its target range for the federal funds rate 0.25% to 1.50%–1.75% and maintained its forecast of three rate increases in 2018. Additionally, the Fed upgraded its economic forecasts for 2018 and 2019, and its rate projections indicated the number of rate hikes would increase in 2019 and 2020.

The 10-year Treasury yield, which moves inversely to its price, shifted throughout the period. The yield rose in June amid renewed optimism for improvement in economic growth and was supported in July by hawkish comments from key central bankers around the world. Easing concerns about Hurricane Irma’s economic impact, the Fed’s balance sheet normalization beginning in October, the passage of the tax reform bill in December and indications of higher inflation

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Banks	22.9%
Oil, Gas & Consumable Fuels	8.9%
Capital Markets	4.8%
Insurance	4.8%
Diversified Telecommunication Services	4.7%
Media	4.1%
Electric Utilities	4.0%
Food Products	3.8%
Food & Staples Retailing	3.8%
Diversified Financial Services	3.7%

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 30.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

especially during the first two months of 2018 also pushed the yield higher. However, several factors weighed on the Treasury yield at certain points during the period, including political uncertainties in the US and tensions between the US and North Korea. Concerns about the Trump administration’s protectionist trade policies and escalating trade tensions between the US and China also pressured the yield near period-end. Overall, the 10-year Treasury yield rose from 2.40% at the beginning of the period to 2.74% at period-end.

Investment Strategy

The Fund invests primarily in US dollar-denominated corporate debt securities issued by US and foreign companies. The Fund may invest in debt securities of any maturity or duration.

The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund may also invest a portion of its assets in convertible securities, preferred securities and US Treasury securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high quality money market securities, including commercial paper, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-US dollar-denominated securities. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level.

Manager’s Discussion

Corporate bonds performed generally well during the period, helped by positive market risk sentiment. The market was

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
The Goldman Sachs Group Inc. Capital Markets	2.7%
Bank of America Corp. Banks	2.5%
JPMorgan Chase & Co. Banks	2.4%
Verizon Communications Inc. Diversified Telecommunication Services	2.2%
Morgan Stanley Capital Markets	2.1%
BNP Paribas SA Banks	2.0%
Commonwealth Bank of Australia Banks	2.0%
FHLB US Government & Agency Securities	1.9%
Sumitomo Mitsui Banking Corp. Banks	1.9%
ABN AMRO Bank NV Banks	1.8%

bolstered by strong global economic growth, the passage of corporate tax reform in the US, and improved corporate earnings. However, increased discussion of global trade tariffs, more volatile equity markets and some slackening of investor demand for corporate bonds toward the later part of the period were negatives.

During the period, government bond yields rose and the yield curve flattened as shorter yields rose more than longer term yields. Investors closely watched the pace of monetary policy normalization by the Fed as inflation pressures remained mostly muted.

The Fund underperformed its benchmark on a net basis during the period. Industry allocation was the biggest performance detractor, while performance was helped by quality allocation, duration/yield curve positioning and security selection.

Industry underperformance was primarily due to the Fund’s overweighted position in non-bank finance companies and holdings of US Treasury bonds. The Treasuries were intended to provide additional safety and liquidity to the Fund in an environment of relatively tight corporate bond spreads on a historical basis, but underperformed as spreads mostly continued to tighten.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Detractors on an individual company basis included CK Hutchison International, Capital One Bank USA and American Tower. Top individual contributors included Walmart,3 Verizon Communications and Georgia Power. The Walmart position was helped by the company’s offer to repurchase the bonds at an attractive price.

During the period, merger and acquisition activity continued to impact the portfolio. For example, our position in 21st Century Fox America performed well after the company announced a plan to sell a large portion of its assets to the Walt Disney Company.4 As part of the transaction, higher rated Disney would assume all of Fox’s debt obligations. In contrast, our holding of Broadcom3 bonds suffered after the company announced an offer to purchase Qualcomm,4 causing spreads to widen.

The Fund’s overweighted position in BBB-rated bonds relative to the benchmark helped performance. This position was based on our view that these bonds offered what we considered attractive yields in an environment of continued strong economic growth.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Duration/yield curve positioning was also a contributor as the Fund was generally short duration relative to its benchmark during the period as US Treasury yields moved higher. Duration remains a key component of any investment-grade credit strategy.

The Fund held only cash bonds during the period and had no exposure to derivatives.

Thank you for your participation in Franklin Liberty Investment Grade Corporate ETF. We look forward to serving your future investment needs.

Marc Kremer, CFA

Shawn Lyons, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Not held at period-end.

4. Not a Fund holding.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+2.38%	+2.03%	+2.38%	+2.03%
Since Inception (10/3/16)	+0.51%	+0.30%	+0.34%	+0.20%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
3.91%	3.53%	2.63%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/3/16–3/31/18

See page 15 for Performance Summary footnotes.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–3/31/18)

Net Investment Income
$0.821686

Total Annual Operating Expenses8

With Waiver	Without Waiver
0.35%	1.04%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 9/19/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The Bloomberg Barclays US Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes US dollar-denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$986.50	$1.73	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

16	Annual Report	libertyshares.com

Franklin Liberty U.S. Low Volatility ETF

This annual report for Franklin Liberty U.S. Low Volatility ETF covers the fiscal year ended March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in US investments.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +13.07% based on market price and +13.08% based on net asset value (NAV). In comparison, the Russell 1000® Index produced a +13.98% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The US economy grew during the 12 months under review. The economy strengthened in 2017’s second and third quarters, moderated in the next two quarters. The slower growth in 2018’s first quarter reflected a slowdown in consumer spending, residential fixed investment, exports, and state and local government spending. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.5% in March 2017 to 4.1% at period-end.2 Monthly retail sales generally grew during the period’s first eight months but subsequently declined for three consecutive months, rebounding at period-end amid robust automobile sales. Annual inflation, as measured by the Consumer Price Index, was 2.4% in March 2017, and while it varied over the 12-month period, remained unchanged at period-end.2

The US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June and December 2017

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Information Technology	24.5%
Financials	15.0%
Consumer Discretionary	13.1%
Health Care	13.0%
Industrials	10.6%
Consumer Staples	7.2%
Energy	5.6%
Real Estate	3.4%
Materials	3.2%
Utilities	2.8%

meetings, and began reducing its balance sheet in October. In February 2018, Jerome Powell succeeded Janet Yellen as Fed Chair and spoke before Congress for the first time. He indicated that the Fed saw signs of a continued strong labor market and economic growth. He reiterated the Fed’s intention to gradually raise interest rates in an effort to keep the economy from overheating as inflation increases toward the Fed’s 2% target. However, he noted that there was no evidence of the economy overheating and that he had yet to see a clear upward move in wages. At its March meeting, the Fed raised its target range for the federal funds rate 0.25% to 1.50%–1.75% and maintained its forecast of three rate increases in 2018. Additionally, the Fed upgraded its economic forecasts for 2018 and 2019, and its rate projections indicated the number of rate hikes would increase in 2019 and 2020.

US equity markets rose during the 12-month period, benefiting from mostly upbeat economic data, better US corporate earnings and improving global economic growth. Markets were also supported by the prospect for reforms in the European Union with Emmanuel Macron’s election as France’s president, the US Fed Chair’s comments indicating optimism about the US economy and the likelihood of gradual rate hikes, and the passage of the US tax reform bill. However, concerns about political uncertainties in the US, tensions between the US and North Korea, and the progress of the US tax reform

1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 34.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

bill curbed market sentiment at times. After reaching new all-time highs in January 2018, US stocks declined in February amid concerns that strong economic growth and rising inflation would lead the Fed to increase its target rate faster than expected. In March, stocks were pressured further by a broad sell-off in information technology stocks due to a potential for tighter regulation in the sector arising from concerns about consumer data privacy. The Trump administration’s protectionist policy and escalating trade tensions between the US and China further dampened investor sentiment near period-end. In this environment, the broad US stock market, as measured by the Standard & Poor’s® 500 Index, generated a +13.99% total return for the period.1

Investment Strategy

The Fund invests primarily in equity securities (principally common stocks) of US companies.3 The Fund seeks capital appreciation, while providing a lower level of volatility than the broader equity market as measured by the Russell 1000® Index, meaning the Fund seeks returns that fluctuate less than the returns of the Russell 1000® Index. We apply a fundamentally driven “bottom-up” research process to create a starting universe of eligible securities across a large number of sectors derived from the holdings of a number of Franklin Templeton equity funds. The investment manager screens that universe on a quarterly basis in order to identify those securities with the lowest realized volatility relative to their corresponding sectors. The Fund’s sector weightings generally are based on the current sector weightings within the Russell 1000® Index. Individual securities in the Fund’s portfolio are generally weighted equally within each sector. The investment manager may, from time to time, make adjustments to the Fund’s portfolio as a result of corporate actions, changes to the volatility profile of the Fund’s holdings, or for risk management related purposes.

Manager’s Discussion

The consumer discretionary, consumer staples and information technology (IT) sectors detracted from relative performance during the one-year period under review. Stock selection detracted from relative results in the consumer discretionary sector. Within the sector, a slowdown in comparable-store sales and competitive concerns from the

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Colgate-Palmolive Co. Consumer Staples	1.5%
Intel Corp. Information Technology	1.4%
The Procter & Gamble Co. Consumer Staples	1.4%
The Coca-Cola Co. Consumer Staples	1.4%
Church & Dwight Co. Inc. Consumer Staples	1.4%
PepsiCo Inc. Consumer Staples	1.4%
Automatic Data Processing Inc. Information Technology	1.4%
Intuit Inc. Information Technology	1.4%
Microsoft Corp. Information Technology	1.4%
Analog Devices Inc. Information Technology	1.4%

online marketplace hampered our position in automotive parts retailer O’Reilly Automotive.4 Another detractor was Newell Brands, as weak sales growth and higher supplier costs led the consumer goods company to reduce its full-year profit forecast, which hurt its stock.4 Furnishing company Leggett & Platt also hindered performance. In contrast, hotel franchise Marriott International delivered strong financial performance throughout the year, which lifted its shares and contributed to returns.

Household products companies Church & Dwight and Kimberly-Clark4 curbed returns in the consumer staples sector. Throughout most of the period, the IT sector rallied from earnings growth and expectations for continued economic expansion. The Fund’s underweighted positions in the internet software and services and the technology hardware storage and peripherals industries hurt relative results. An underweighting in rising shares of Microsoft and a position in International Business Machines,4 whose strategic initiatives in cloud and cognitive computing have been slow to stem revenue declines in its legacy business, dampened returns.

3. “US companies” are those that (i) are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the US; (ii) derive 50% or more of their total revenue or profit from either goods or services produced, or sales made, in the US; or (iii) have 50% or more of their assets in the US.

4. Not held at period-end.

See www.franklintempletondatasources.com for additional data provider information.

18	Annual Report	libertyshares.com

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Conversely, holdings in tax software provider Intuit, payment processor Mastercard and design and engineering software provider Ansys,4 added to performance.

The Fund also benefited from stock selection in the financials sector, which was a top relative contributor during the annual period. A position in insurer The Progressive Corp. bolstered Fund returns, as an increase in net premiums written combined with strong profit margin performance, lifted shares in the company. Additionally, investment management company BlackRock and market analytics provider S&P Global aided relative performance. Financial stocks were also partly boosted by modestly rising interest rates and reduced regulatory burdens. Stock selection drove relative results in the industrials sector. Increasing defense budgets globally have been a positive catalyst for the shares of global defense company Northrop Grumman, which was a contributor in the sector.

Thank you for your participation in Franklin Liberty U.S. Low Volatility ETF. We look forward to serving your future investment needs.

Todd Brighton, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31. 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+13.08%	+13.07%	+13.08%	+13.07%
Since Inception (9/20/16)	+22.57%	+22.66%	+14.27%	+14.32%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 22 for Performance Summary footnotes.

20	Annual Report	libertyshares.com

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

9/20/16–3/31/18

See page 22 for Performance Summary footnotes.

libertyshares.com	Annual Report	21

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–3/31/18)

Net Investment Income
$0.452844

Total Annual Operating Expenses6

With Waiver	Without Waiver
0.50%	2.33%

All investments involve risks, including possible loss of principal. The market values of stocks owned by the Fund will go up or down, sometimes rapidly or unpredictably. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 9/19/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: Morningstar. The Russell 1000 Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000 Index, which represents the majority of the US market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

22	Annual Report	libertyshares.com

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,063.80	$2.57	$1,022.44	$2.52	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Annual Report	23

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty International Opportunities ETF

	Year Ended March 31,
	2018	2017[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.58	$24.50

Income from investment operations:[b]

Net investment income[c]	0.45	0.09

Net realized and unrealized gains (losses)	4.00	0.99

Total from investment operations	4.45	1.08

Less distributions from:

Net investment income	(0.74)	—

Net realized gains	(0.40)	—

Total distributions	(1.14)	—

Net asset value, end of year	$28.89	$25.58

Total return[d]	17.50%	4.41%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.38%	8.50%

Expenses net of waiver and payments by affiliates	0.59%	0.60%

Net investment income	1.60%	1.98%

Supplemental data

Net assets, end of year (000’s)	$5,778	$5,116

Portfolio turnover rate[f]	34.08%	2.32%

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

24	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin Liberty International Opportunities ETF

		Industry	Shares/Units	Value

	Common Stocks 99.6%
	Australia 3.5%
	Amcor Ltd.	Containers & Packaging	2,549	$27,705
	BHP Billiton Ltd.	Metals & Mining	1,629	35,249
	Commonwealth Bank of Australia	Banks	222	12,313
	CSL Ltd.	Biotechnology	633	75,483
	Ramsay Health Care Ltd.	Health Care Providers & Services	396	18,930
	Rio Tinto Ltd.	Metals & Mining	594	33,124

				202,804

	Brazil 1.3%
	Ambev SA	Beverages	2,200	15,933
	B3 SA - Brasil Bolsa Balcao	Capital Markets	1,500	12,046
a	Companhia Energetica de Minas Gerais	Electric Utilities	3,400	8,000
	Energisa SA	Electric Utilities	1,200	12,528
	Vale SA	Metals & Mining	1,300	16,510
	Via Varejo SA	Specialty Retail	800	7,298

				72,315

	Canada 5.3%
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing	500	22,366
	Brookfield Asset Management Inc., A	Capital Markets	1,300	50,639
	Canadian National Railway Co.	Road & Rail	700	51,124
	Enbridge Inc.	Oil, Gas & Consumable Fuels	900	28,286
	Nutrien Ltd.	Chemicals	300	14,169
	Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	900	7,539
	Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	500	28,435
	Royal Bank of Canada	Banks	600	46,315
	TELUS Corp.	Diversified Telecommunication Services	400	14,064
	The Toronto-Dominion Bank	Banks	800	45,366

				308,303

	China 10.1%
a	Alibaba Group Holding Ltd., ADR	Internet Software & Services	860	157,844
	Brilliance China Automotive Holdings Ltd.	Automobiles	26,000	54,264
	China Merchants Bank Co. Ltd., H	Banks	8,000	32,771
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	2,140	99,767
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	7,500	76,259
	Silergy Corp.	Semiconductors & Semiconductor Equipment	2,000	44,038
	Tencent Holdings Ltd.	Internet Software & Services	2,300	120,036

				584,979

	Egypt 1.3%
a	Six of October Development & Investment Co.	Real Estate Management & Development	49,290	75,878

	Finland 0.9%
	Tieto OYJ	IT Services	1,545	51,455

	France 7.4%
	Capgemini SE	IT Services	485	60,363
	Maisons du Monde SA	Specialty Retail	1,085	39,578
	Sanofi	Pharmaceuticals	1,006	80,828
	Schneider Electric SE	Electrical Equipment	695	60,978
	SEB SA	Household Durables	303	57,834
	SPIE SA	Commercial Services & Supplies	2,617	57,837
	Vinci SA	Construction & Engineering	719	70,653

				428,071

libertyshares.com	Annual Report	25

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Opportunities ETF (continued)

		Industry	Shares/Units	Value

	Common Stocks (continued)
	Hong Kong 2.4%
	AIA Group Ltd.	Insurance	7,400	$62,607
a	IMAX China Holding Inc.	Media	4,600	14,506
	Samsonite International SA	Textiles, Apparel & Luxury Goods	13,200	60,044

				137,157

	India 2.7%
	HDFC Bank Ltd.	Banks	2,740	79,236
a	Idea Cellular Ltd.	Wireless Telecommunication Services	24,534	28,551
a	MakeMyTrip Ltd.	Internet & Direct Marketing Retail	700	24,290
	Trent Ltd.	Multiline Retail	1,860	9,840
	Yes Bank Ltd.	Banks	3,559	16,635

				158,552

	Indonesia 0.6%
	Bank Central Asia Tbk PT	Banks	19,900	33,679

	Italy 8.1%
	Banca Generali SpA	Capital Markets	2,332	75,142
	Cerved Information Solutions SpA	Diversified Financial Services	6,890	85,838
	FinecoBank Banca Fineco SpA	Banks	9,212	110,666
	Italgas Reti SpA	Gas Utilities	15,503	92,586
	Prysmian SpA	Electrical Equipment	2,254	70,688
	Snam SpA	Oil, Gas & Consumable Fuels	7,523	34,538

				469,458

	Japan 15.3%
	Astellas Pharma Inc.	Pharmaceuticals	1,300	19,729
	Bridgestone Corp.	Auto Components	500	21,740
	Daikin Industries Ltd.	Building Products	500	55,172
	Denso Corp.	Auto Components	1,300	71,142
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	500	19,958
	Honda Motor Co. Ltd.	Automobiles	2,200	75,712
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	11,500	69,606
	Mitsubishi Electric Corp.	Electrical Equipment	4,000	63,996
	Mitsubishi UFJ Financial Group Inc.	Banks	8,000	52,431
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	200	27,400
	Nidec Corp.	Electrical Equipment	500	77,057
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	500	25,054
	Panasonic Corp.	Household Durables	800	11,441
	Pigeon Corp.	Household Products	600	27,109
	SCSK Corp.	IT Services	500	21,603
	SoftBank Group Corp.	Wireless Telecommunication Services	700	52,327
	Sony Corp.	Household Durables	600	29,032
	Sumitomo Chemical Co. Ltd.	Chemicals	9,000	52,468
	Sumitomo Electric Industries Ltd.	Auto Components	1,800	27,478
	Suntory Beverage & Food Ltd.	Beverages	300	14,584
	The Dai-ichi Life Holdings Inc.	Insurance	2,800	51,142
	Toyota Motor Corp.	Automobiles	300	19,253

				885,434

	Mexico 1.3%
	America Movil SAB de CV, L	Wireless Telecommunication Services	40,000	37,801
	Fomento Economico Mexicano SAB de CV	Beverages	3,800	34,520

				72,321

26	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Opportunities ETF (continued)

		Industry		Shares/Units	Value

	Common Stocks (continued)
	Netherlands 3.2%
	ASML Holding NV	Semiconductors & Semiconductor Equipment		506	$99,662
	ASR Nederland NV	Insurance		2,028	86,597

					186,259

	Norway 2.9%
b	Sbanken ASA, 144A	Banks		7,440	69,748
	TGS NOPEC Geophysical Co. ASA	Energy Equipment & Services		3,917	95,468

					165,216

	Philippines 0.7%
	BDO Unibank Inc.	Banks		6,700	17,849
	Security Bank Corp.	Banks		4,960	22,814

					40,663

	Russia 1.1%
	Gazprom PJSC	Oil, Gas & Consumable Fuels		11,840	29,353
a,c	Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services		1,050	36,729

					66,082

	Singapore 1.0%
	DBS Group Holdings Ltd.	Banks		2,800	58,720

	South Africa 1.6%
	Naspers Ltd., N	Media		320	78,100
	Novus Holdings Ltd.	Commercial Services & Supplies		110	43
	Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	12,176	11,910

					90,053

	South Korea 3.3%
	Lotte Chemical Corp.	Chemicals		170	69,059
	Naver Corp.	Internet Software & Services		66	49,040
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals		32	73,883

					191,982

	Spain 4.8%
	Applus Services SA	Professional Services		5,066	65,918
	Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics		2,835	59,970
	Mediaset Espana Comunicacion SA	Media		2,910	29,583
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	5,303	81,133
	Tecnicas Reunidas SA	Energy Equipment & Services		1,413	41,689

					278,293

	Sweden 0.7%
	Byggmax Group AB	Specialty Retail		8,679	43,007

	Switzerland 3.5%
	Novartis AG	Pharmaceuticals		1,258	101,497
	Roche Holding AG	Pharmaceuticals		431	98,613

					200,110

	Taiwan 2.7%
	Ennoconn Corp.	Technology Hardware, Storage & Peripherals		2,000	33,989
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment		14,000	118,839

					152,828

	Thailand 1.5%
	Kasikornbank PCL, fgn	Banks		4,700	31,864
	Minor International PCL, fgn	Hotels, Restaurants & Leisure		22,000	26,735
	The Siam Cement PCL, fgn	Construction Materials		1,900	30,381

					88,980

libertyshares.com	Annual Report	27

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Opportunities ETF (continued)

		Industry		Shares/Units	Value

	Common Stocks (continued)
	United Kingdom 12.4%
	AstraZeneca PLC	Pharmaceuticals		520	$35,711
	Bodycote PLC	Machinery		3,272	41,080
	BP PLC	Oil, Gas & Consumable Fuels		7,718	51,887
	British American Tobacco PLC	Tobacco		678	39,290
	Bunzl PLC	Trading Companies & Distributors		1,130	33,209
	Close Brothers Group PLC	Capital Markets		1,720	34,624
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	930	40,469
	DS Smith PLC	Containers & Packaging		5,941	39,220
	Ferguson PLC	Trading Companies & Distributors		480	36,051
	Howden Joinery Group PLC	Trading Companies & Distributors		6,625	42,825
c	Ibstock PLC, Reg S	Construction Materials		10,484	41,474
	Imperial Brands PLC	Tobacco		1,017	34,610
	National Grid PLC	Multi-Utilities		2,341	26,344
	Prudential PLC	Insurance		1,340	33,431
	Reckitt Benckiser Group PLC	Household Products		320	27,086
	RELX PLC	Professional Services		1,530	31,443
	Restore PLC	Commercial Services & Supplies		4,197	31,969
	Shire PLC	Biotechnology		410	20,536
	Smith & Nephew PLC	Health Care Equipment & Supplies		1,720	32,115
	Unite Group PLC	Equity Real Estate Investment Trusts (REITs	)	3,700	41,082

					714,456

	Total Common Stocks (Cost $4,948,852)				5,757,055

	Preferred Stocks 0.8%
	Brazil 0.8%
d	Banco Bradesco SA, 3.154%, pfd.	Banks		1,500	17,827
a	Petroleo Brasileiro SA, pfd.	Oil, Gas & Consumable Fuels		2,900	18,681
a	Usinas Siderurgicas de Minas Gerais SA, pfd., A	Metals & Mining		2,600	8,543

	Total Preferred Stocks (Cost $30,954)				45,051

	Total Investments (Cost $4,979,806) 100.4%				5,802,106
	Other Assets, less Liabilities (0.4)%				(24,233)

	Net Assets 100.0%				$5,777,873

See Abbreviations on page 49.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the value of this security was $69,748, representing 1.2% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the value of this security was $78,203, representing 1.4% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Investment Grade Corporate ETF

	Year Ended March 31,
	2018	2017[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.21	$25.00

Income from investment operations:[b]

Net investment income[c]	0.80	0.32

Net realized and unrealized gains (losses)	(0.22)	(0.78)

Total from investment operations	0.58	(0.46)

Less distributions from net investment income	(0.82)	(0.33)

Net asset value, end of year	$23.97	$24.21

Total return[d]	2.38%	(1.83)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.04%	1.06%

Expenses net of waiver and payments by affiliates	0.37%	0.40%

Net investment income	3.27%	2.76%

Supplemental data

Net assets, end of year (000’s)	$39,554	$53,268

Portfolio turnover rate[f]	63.14%	17.85%

aFor the period October 3, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin Liberty Investment Grade Corporate ETF

		Country	Principal Amount*	Value

	Corporate Bonds & Notes 97.6%
	Air Freight & Logistics 1.2%
	FedEx Corp., senior bond, 4.75%, 11/15/45	United States	$440,000	$461,395

	Automobiles 1.5%
	Ford Motor Credit Co. LLC, senior note, 2.343%, 11/02/20	United States	600,000	584,590

	Banks 22.9%
a	ABN AMRO Bank NV, senior note, 144A, 2.65%, 1/19/21	Netherlands	720,000	708,888
a	ANZ New Zealand International Ltd. of London, senior note, 144A, 2.87%, 1/25/22	New Zealand	600,000	590,879
	Bank of America Corp., sub. bond, 4.183%, 11/25/27	United States	985,000	978,395
	BNP Paribas SA, senior note, 2.375%, 5/21/20	France	810,000	800,765
a	BPCE SA, sub. note, 144A, 5.15%, 7/21/24	France	600,000	626,922
	Citigroup Inc., sub. note, 4.05%, 7/30/22	United States	620,000	630,675
a	Commonwealth Bank of Australia, sub. note, 144A, 4.50%, 12/09/25	Australia	790,000	799,901
	HSBC Holdings PLC, junior sub. bond, 6.25% to 3/23/23, FRN thereafter, Perpetual	United Kingdom	200,000	204,750
	HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	644,000	669,026
	JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23	United States	980,000	968,243
	Santander UK Group Holdings PLC, senior note, 2.875%, 8/05/21	United Kingdom	430,000	421,579
a	Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN thereafter, 3/15/24	United Kingdom	525,000	522,153
	Sumitomo Mitsui Banking Corp., senior note, 2.514%, 1/17/20	Japan	750,000	742,889
	Wells Fargo & Co., sub. bond, 4.75%, 12/03/46	United States	400,000	410,858

				9,075,923

	Beverages 1.8%
	Anheuser-Busch InBev Finance Inc., senior bond, 4.70%, 2/01/36	Belgium	660,000	700,414

	Biotechnology 2.2%
	Biogen Inc., senior bond, 5.20%, 9/15/45	United States	400,000	438,431
	Celgene Corp., senior note, 3.25%, 2/20/23	United States	430,000	423,464

				861,895

	Building Products 1.1%
a	CRH America Finance Inc., senior note, 144A, 3.95%, 4/04/28	United States	430,000	429,527

	Capital Markets 4.8%
	The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25	United States	1,060,000	1,066,488
	Morgan Stanley, sub. bond, 3.95%, 4/23/27	United States	855,000	834,059

				1,900,547

	Consumer Finance 0.8%
	Capital One Bank USA NA, senior note, 2.25%, 2/13/19	United States	300,000	298,438

	Diversified Financial Services 3.7%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 5.00%, 10/01/21	Netherlands	565,000	588,596
a	Ashtead Capital Inc., second lien, 144A, 4.125%, 8/15/25	United Kingdom	220,000	211,475
	GE Capital International Funding Co., senior bond, 4.418%, 11/15/35	United States	675,000	661,044

				1,461,115

	Diversified Telecommunication Services 4.7%
	AT&T Inc., senior note, 5.35%, 9/01/40	United States	500,000	526,552
	Telefonica Emisiones S.A.U., senior bond, 7.045%, 6/20/36	Spain	375,000	477,055
	Verizon Communications Inc., senior bond, 5.50%, 3/16/47	United States	765,000	850,934

				1,854,541

	Electric Utilities 4.0%
	Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	365,000	394,081
	Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	680,000	691,316
a	Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Cayman Islands	500,000	496,044

				1,581,441

30	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Energy Equipment & Services 1.6%
a	Sinopec Capital 2013 Ltd., senior note, 144A, 1.87%, 4/24/18	China	$620,000	$619,685

	Equity Real Estate Investment Trusts (REITs) 2.3%
	American Tower Corp., senior note, 3.40%, 2/15/19	United States	363,000	364,373
	Realty Income Corp., senior bond, 3.00%, 1/15/27	United States	590,000	545,859

				910,232

	Food & Staples Retailing 3.8%
a	CK Hutchison International 16 Ltd., senior note, 144A, 1.875%, 10/03/21	Hong Kong	600,000	574,446
	The The Kroger Co., senior note, 4.00%, 2/01/24	United States	505,000	515,312
	Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	410,000	407,175

				1,496,933

	Food Products 3.8%
a	Danone SA, senior note, 144A, 2.947%, 11/02/26	France	475,000	441,960
	Kraft Heinz Foods Co., senior bond, 5.20%, 7/15/45	United States	370,000	377,404
a	Mondelez International Holdings Netherlands B.V., senior note, 144A, 2.00%, 10/28/21	United States	735,000	701,991

				1,521,355

	Health Care Equipment & Supplies 1.6%
	Medtronic Inc., senior note, 2.50%, 3/15/20	United States	650,000	646,632

	Health Care Providers & Services 2.1%
	Anthem Inc., senior note, 4.101%, 3/01/28	United States	450,000	450,583
	HCA Inc., senior secured note, 6.50%, 2/15/20	United States	365,000	383,706

				834,289

	Industrial Conglomerates 1.4%
a	Siemens Financieringsmaatschappij NV, senior note, 144A, 2.70%, 3/16/22	Netherlands	550,000	541,393

	Insurance 4.8%
a	AIA Group Ltd., senior note, 144A, 2.25%, 3/11/19	Hong Kong	400,000	397,231
a	Liberty Mutual Group Inc., senior note, 144A, 6.50%, 5/01/42	United States	349,000	440,768
	MetLife Inc., junior sub. bond, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	475,000	521,906
	Prudential Financial Inc., junior sub. bond, 5.20% to 3/15/24, FRN thereafter, 3/15/44	United States	515,000	524,656

				1,884,561

	Internet Software & Services 1.5%
	Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	615,000	610,904

	Machinery 1.0%
	CNH Industrial NV, senior note, 4.50%, 8/15/23	Netherlands	400,000	408,092

	Media 4.1%
	21st Century Fox America Inc., senior bond, 6.40%, 12/15/35	United States	450,000	570,150
	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., senior secured note, first lien, 4.464%, 7/23/22	United States	405,000	414,092
	NBCUniversal Media LLC, senior note, 4.375%, 4/01/21	United States	630,000	654,806

				1,639,048

	Metals & Mining 1.2%
a	Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	475,000	478,648

	Multiline Retail 0.7%
	Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	300,000	297,514

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Oil, Gas & Consumable Fuels 8.9%
	Anadarko Petroleum Corp., senior note, 6.20%, 3/15/40	United States	$355,000	$419,848
	Canadian Natural Resources Ltd., senior bond, 4.95%, 6/01/47	Canada	390,000	408,428
	Chevron Corp., senior note, 2.954%, 5/16/26	United States	545,000	524,892
	Ecopetrol SA, senior bond, 5.875%, 5/28/45	Colombia	205,000	202,889
	Energy Transfer Partners LP, senior bond, 6.50%, 2/01/42	United States	200,000	216,692
	Enterprise Products Operating LLC, senior bond, 5.10%, 2/15/45	United States	470,000	512,936
	MPLX LP, senior bond, 4.125%, 3/01/27	United States	435,000	431,795
	Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%, 3/15/28	United States	400,000	394,976
	Shell International Finance BV, 4.30%, 9/22/19	Netherlands	400,000	409,507

				3,521,963

	Road & Rail 2.4%
	Burlington Northern Santa Fe LLC, senior bond, 3.25%, 6/15/27	United States	535,000	527,470
	CSX Corp., senior bond, 3.25%, 6/01/27	United States	445,000	426,180

				953,650

	Software 1.6%
	Microsoft Corp., senior bond, 4.45%, 11/03/45	United States	580,000	643,666

	Specialty Retail 2.4%
	The Home Depot Inc., senior bond, 3.00%, 4/01/26	United States	670,000	651,951
a	Michael Kors USA Inc., senior note, 144A, 4.00%, 11/01/24	United States	290,000	290,503

				942,454

	Technology Hardware, Storage & Peripherals 0.9%
a	Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	345,000	354,146

	Tobacco 1.1%
	Reynolds American Inc., senior bond, 5.85%, 8/15/45	United States	360,000	422,671

	Transportation Infrastructure 1.7%
a	DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	300,000	365,332
a	Mexico City Airport Trust, secured bond, 144A, 5.50%, 7/31/47	Mexico	335,000	307,363

				672,695

	Total Investments before Short Term Investments (Cost $38,819,019)			38,610,357

	Short-Term Investments 1.9%
	U.S. Government & Agency Securities (Cost $764,970) 1.9%
b	FHLB, 4/02/18	United States	765,000	764,970

	Total Investments (Cost $39,583,989) 99.5%			39,375,327
	Other Assets, less Liabilities 0.5%			178,222

	Net Assets 100.0%			$39,553,549

See Abbreviations on page 49.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $9,899,255, representing 25.0% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

32	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Low Volatility ETF

	Year Ended March 31,
	2018	2017[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.97	$25.05

Income from investment operations:[b]

Net investment income[c]	0.45	0.23

Net realized and unrealized gains (losses)	3.06	1.87

Total from investment operations	3.51	2.10

Less distributions from net investment income	(0.45)	(0.18)

Net asset value, end of year	$30.03	$26.97

Total return[d]	13.08%	8.40%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.11%	2.96%

Expenses net of waiver and payments by affiliates	0.50%	0.50%

Net investment income	1.56%	1.69%

Supplemental data

Net assets, end of year (000’s)	$6,005	$5,393

Portfolio turnover rate[f]	65.68%	12.55%

aFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin Liberty U.S. Low Volatility ETF

		Shares	Value

	Common Stocks 100.2%
	Consumer Discretionary 13.1%
	Comcast Corp., A	2,238	$76,472
	Leggett & Platt Inc.	1,725	76,521
	Lowe’s Cos. Inc.	921	80,818
	Marriott International Inc., A	571	77,645
	McDonald’s Corp.	496	77,565
	Starbucks Corp.	1,355	78,441
	The Home Depot Inc.	446	79,495
	The TJX Cos. Inc.	970	79,113
	The Walt Disney Co.	778	78,142
	Yum! Brands Inc.	962	81,895

			786,107

	Consumer Staples 7.2%
	Church & Dwight Co. Inc.	1,708	86,015
	Colgate-Palmolive Co.	1,224	87,736
	PepsiCo Inc.	777	84,810
	The Coca-Cola Co.	1,982	86,078
	The Procter & Gamble Co.	1,090	86,415

			431,054

	Energy 5.6%
	Chevron Corp.	573	65,345
	EOG Resources Inc.	677	71,268
	Exxon Mobil Corp.	892	66,552
	Schlumberger Ltd.	1,022	66,205
	Valero Energy Corp.	722	66,980

			336,350

	Financials 15.0%
	Arthur J. Gallagher & Co.	1,094	75,191
	BB&T Corp.	1,404	73,064
	BlackRock Inc.	139	75,299
	Chubb Ltd.	550	75,223
	Intercontinental Exchange Inc.	1,042	75,566
	JPMorgan Chase & Co.	673	74,010
	S&P Global Inc.	405	77,379
	The Progressive Corp.	1,247	75,980
	U.S. Bancorp	1,461	73,780
	W.R. Berkley Corp.	1,078	78,371
	Wells Fargo & Co.	1,391	72,902
	Willis Towers Watson PLC	484	73,660

			900,425

	Health Care 13.0%
	Abbott Laboratories	1,170	70,106
	Baxter International Inc.	1,091	70,959
	Becton Dickinson and Co.	332	71,944
	Danaher Corp.	726	71,083
	Johnson & Johnson	559	71,636
a	Laboratory Corp. of America Holdings	427	69,067
	Medtronic PLC	909	72,920
	Merck & Co. Inc.	1,334	72,663
	Pfizer Inc.	2,006	71,193
	Stryker Corp.	439	70,644
	UnitedHealth Group Inc.	323	69,122

			781,337

34	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Low Volatility ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Industrials 10.6%
	Fortive Corp.	693	$53,721
	General Dynamics Corp.	242	53,458
	Honeywell International Inc.	358	51,735
	Illinois Tool Works Inc.	321	50,288
	Lockheed Martin Corp.	160	54,069
	Northrop Grumman Corp.	156	54,463
	Raytheon Co.	255	55,034
	Republic Services Inc.	785	51,990
	Roper Technologies Inc.	189	53,050
	Stanley Black & Decker Inc.	353	54,080
	United Technologies Corp.	417	52,467
a	Verisk Analytics Inc.	518	53,872

			638,227

	Information Technology 24.5%
	Accenture PLC, A	526	80,741
a	Alphabet Inc., A	76	78,823
	Amphenol Corp., A	925	79,670
	Analog Devices Inc.	904	82,382
	Apple Inc.	480	80,535
	Automatic Data Processing Inc.	738	83,748
	Cisco Systems Inc.	1,909	81,877
	Fidelity National Information Services Inc.	844	81,277
a	Fiserv Inc.	1,142	81,436
	Intel Corp.	1,663	86,609
	Intuit Inc.	481	83,381
	Mastercard Inc., A	468	81,975
	Microsoft Corp.	910	83,056
	Motorola Solutions Inc.	777	81,818
	Oracle Corp.	1,755	80,291
a	Synopsys Inc.	976	81,242
	Texas Instruments Inc.	783	81,346
	Visa Inc., A	686	82,059

			1,472,266

	Materials 3.2%
	Air Products and Chemicals Inc.	294	46,755
	DowDuPont Inc.	736	46,891
	Ecolab Inc.	359	49,208
	Praxair Inc.	327	47,186

			190,040

	Real Estate 3.4%
	Alexandria Real Estate Equities Inc.	404	50,456
	American Tower Corp.	354	51,450
	Boston Properties Inc.	409	50,397
	UDR Inc.	1,431	50,972

			203,275

	Telecommunication Services 1.8%
	AT&T Inc.	1,523	54,295
	Verizon Communications Inc.	1,153	55,136

			109,431

libertyshares.com	Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Low Volatility ETF (continued)

	Shares	Value

Common Stocks (continued)
Utilities 2.8%
Consolidated Edison Inc.	540	$42,087
DTE Energy Co.	407	42,491
Duke Energy Corp.	540	41,834
Xcel Energy Inc.	943	42,888

		169,300

Total Investments (Cost $5,165,398) 100.2%		6,017,812
Other Assets, less Liabilities (0.2)%		(12,792)

Net Assets 100.0%		$6,005,020

aNon-income producing.

36	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2018

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$4,979,806	$39,583,989	$5,165,398

Value – Unaffiliated issuers	$5,802,106	$39,375,327	$6,017,812
Cash	66,749	419,552	35,669
Foreign currency, at value (cost $846, $– and $–, respectively)	845	—	—
Receivables:
Investment securities sold	—	3,632,844	169,918
Dividends and interest	20,991	379,816	9,273
Affiliates	—	—	11,694

Total assets	5,890,691	43,807,539	6,244,366

Liabilities:
Payables:
Investment securities purchased	—	427,295	172,083
Capital shares redeemed	—	3,595,285	—
Management fees	8,802	5,596	—
Transfer agent fees	13,000	13,000	13,000
Trustees’ fees and expenses	6	1,220	90
Distributions to shareholders	—	128,989	—
Custody fees	16,781	16,958	1,014
Professional fees	44,649	42,974	37,274
Reports to shareholders	1,197	4,957	2,919
Registration and filing fees	8,700	7,620	7,616
Pricing fees	14,641	—	—
Accrued expenses and other liabilities	5,042	10,096	5,350

Total liabilities	112,818	4,253,990	239,346

Net assets, at value	$5,777,873	$39,553,549	$6,005,020

Net assets consist of:
Paid-in capital	$4,902,706	$39,940,904	$5,010,550
Undistributed net investment income	—	12,565	9,716
Distributions in excess of net investment income	(18,841)	—	—
Net unrealized appreciation (depreciation)	822,336	(208,662)	852,414
Accumulated net realized gain (loss)	71,672	(191,258)	132,340

Net assets, at value	$5,777,873	$39,553,549	$6,005,020

Shares outstanding	200,000	1,650,000	200,000

Net asset value per share	$28.89	$23.97	$30.03

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2018

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$124,282	$—	$118,911
Interest:
Unaffiliated issuers	—	1,658,458	—

Total investment income	124,282	1,658,458	118,911

Expenses:
Management fees (Note 3a)	34,044	284,241	28,927
Transfer agent fees	15,600	15,600	15,383
Custodian fees	23,372	23,209	1,219
Reports to shareholders	3,363	13,327	4,837
Registration and filing fees	12,963	13,923	8,197
Professional fees	74,305	94,292	53,720
Trustees’ fees and expenses	1,232	14,353	1,428
Pricing fees	17,698	—	—
Other	9,341	15,632	8,321

Total expenses	191,918	474,577	122,032
Expenses waived/paid by affiliates (Note 3c)	(158,302)	(304,363)	(93,105)

Net expenses	33,616	170,214	28,927

Net investment income	90,666	1,488,244	89,984

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	185,395	30,394	135,509
Foreign currency transactions	(664)	—	—
Forward exchange contracts	(14,009)	—	—

Net realized gain (loss)	170,722	30,394	135,509

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	627,697	(129,279)	476,798
Translation of other assets and liabilities denominated in foreign currencies	74	—	—

Net change in unrealized appreciation (depreciation)	627,771	(129,279)	476,798

Net realized and unrealized gain (loss)	798,493	(98,885)	612,307

Net increase (decrease) in net assets resulting from operations	$889,159	$1,389,359	$702,291

[a]Foreign taxes withheld on dividends	$14,484	$—	$159

38	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty International Opportunities ETF		Franklin Liberty Investment Grade Corporate ETF
	Year Ended March 31, 2018	Year Ended March 31, 2017[a]	Year Ended March 31, 2018	Year Ended March 31, 2017[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$90,666	$17,681	$1,488,244	$538,300
Net realized gain (loss)	170,722	828	30,394	(91,008)
Net change in unrealized appreciation (depreciation)	627,771	194,565	(129,279)	(79,383)

Net increase (decrease) in net assets resulting from operations	889,159	213,074	1,389,359	367,909

Distributions to shareholders from:
Net investment income	(147,219)	—	(1,520,545)	(624,659)
Net realized gains	(79,847)	—	—	—

Total distributions to shareholders	(227,066)	—	(1,520,545)	(624,659)

Capital share transactions: (Note 2)	—	4,902,706	(13,583,504)	53,524,989

Net increase (decrease) in net assets	662,093	5,115,780	(13,714,690)	53,268,239
Net assets:
Beginning of year	5,115,780	—	53,268,239	—

End of year	$5,777,873	$5,115,780	$39,553,549	$53,268,239

Undistributed net investment income included in net assets, end of year	$—	$18,509	$12,565	$5,694
Distributions in excess of net investment income included in net assets, end of year	$(18,841)	$—	$—	$—

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017.

bFor the period October 3, 2016 (commencement of operations) to March 31, 2017.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty U.S. Low Volatility ETF
	Year Ended March 31, 2018	Year Ended March 31, 2017[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$89,984	$45,921
Net realized gain (loss)	135,509	(3,169)
Net change in unrealized appreciation (depreciation)	476,798	375,616

Net increase (decrease) in net assets resulting from operations	702,291	418,368

Distributions to shareholders from net investment income	(90,569)	(35,620)

Capital share transactions: (Note 2)	—	5,010,550

Net increase (decrease) in net assets	611,722	5,393,298
Net assets:
Beginning of year	5,393,298	—

End of year	$6,005,020	$5,393,298

Undistributed net investment income included in net assets, end of year	$9,716	$10,301

aFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

40	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-two separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined, for all funds except Franklin Liberty Investment Grade Corporate ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

libertyshares.com	Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes. The Funds’ Statements of Investments have been adjusted to reflect investment values as of March 31, 2018 and converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time as of March 29, 2018.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,

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NOTES TO FINANCIAL STATEMENTS

whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and realized gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the year ended March 31, 2018, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty International Opportunities ETF
	Year Ended March 31, 2018		Year Ended March 31, 2017[a]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$4,902,706

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

	Franklin Liberty Investment Grade Corporate ETF
	Year Ended March 31, 2018		Year Ended March 31, 2017[b]
	Shares	Amount	Shares	Amount
Shares sold	400,000	$9,845,321	2,200,000	$53,524,989
Shares redeemed	(950,000)	(23,428,825)	—	—

Net increase (decrease)	(550,000)	$(13,583,504)	2,200,000	$53,524,989

	Franklin Liberty U.S. Low Volatility ETF
	Year Ended March 31, 2018		Year Ended March 31, 2017[c]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$5,010,550

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017.

bFor the period October 3, 2016 (commencement of operations) to March 31, 2017

cFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Franklin Liberty International Opportunities ETF and Franklin Liberty U.S. Low Volatility ETF pay an investment management fee to Advisers of 0.600% and 0.500%, respectively, per year of the average daily net assets of each of the Funds.

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

Franklin Liberty Investment Grade Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion
For the year ended March 31, 2017, the gross effective investment management fee rate was 0.625% of the Franklin Liberty Investment Grade Corporate ETF’s average daily net assets.

Under a subadvisory agreement, FTI Brasil, FTIML, FT Korea, FTIME, FTIC and TAML, affiliates of Advisers, provide subadvisory services to Franklin Liberty International Opportunities ETF. FT Institutional, an affiliate of Advisers, provides subadvisory services to Franklin Liberty Investment Grade Corporate ETF. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets, and is not an additional expense of the Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Effective September 1, 2017, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, and Franklin Liberty U.S. Low Volatility ETF so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.60%, 0.35%, and 0.50%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2018, September 19, 2018, and September 19, 2018, respectively. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

Prior to September 1, 2017, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, and Franklin Liberty U.S. Low Volatility ETF so that the expenses (excluding acquired fund fees and expenses) of the Funds do not exceed 0.60%, 0.40%, and 0.50%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations).

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NOTES TO FINANCIAL STATEMENTS

d. Other Affiliated Transactions

At March 31, 2018, the shares of Franklin Liberty Investment Grade Corporate ETF were owned by the following investment companies.

Fund	Shares	Percentage of Outstanding Shares[a]
Franklin Balanced Fund	1,000,000	60.6%
Franklin Total Return Fund	400,000	24.2%

	1,400,000	84.8%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2018, the capital loss carryforwards were as follows:

Franklin Liberty Investment Grade Corporate ETF
Capital loss carryforwards:
Short term	$86,020
Long term	—

Total capital loss carryforwards	$86,020

During the year ended March 31, 2018, Franklin Liberty Investment Grade Corporate ETF and Franklin Liberty U.S. Low Volatility ETF utilized $24,171 and $3,169, respectively, of capital loss carryforwards.

The tax character of distributions paid during the year ended March 31, 2018, was as follows:

	Franklin Liberty International Opportunities ETF		Franklin Liberty Investment Grade Corporate ETF		Franklin Liberty U.S. Low Volatility ETF
	2018	2017	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$227,066	$—	$1,520,545	$624,659	$90,569	$35,620

At March 31, 2018, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Cost of investments	$5,029,973	$39,689,227	$5,173,656

Unrealized appreciation	$936,684	$306,310	$893,794
Unrealized depreciation	(164,551)	(620,210)	(49,638)

Net unrealized appreciation (depreciation)	$772,133	$(313,900)	$844,156

Undistributed ordinary income	$68,075	$12,565	$16,214
Undistributed long term capital gains	34,923	—	134,100

Distributable earnings	$102,998	$12,565	$150,314

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, bond discounts and premiums and wash sales.

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NOTES TO FINANCIAL STATEMENTS

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2018, were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Purchases	$1,919,854	$28,312,506	$3,820,796
Sales	$1,996,577	$41,098,771	$3,804,244

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. Other Derivative Information

For the period ended March 31, 2018, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Liberty International Opportunities ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$(14,009)	Forward exchange contracts	$—

For the period ended March 31, 2018, the average month end contract value of forward exchange contracts was $272,678

See note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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NOTES TO FINANCIAL STATEMENTS

8. Fair Value Measurements (continued)

A summary of inputs used as of March 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Liberty International Opportunities ETF

Assets:
Investments in Securities:[a,b]
Equity Investments	$5,802,106	$—	$—	$5,802,106

Franklin Liberty Investment Grade Corporate ETF

Assets:
Investments in Securities:[b]
Corporate Bonds	$—	$38,610,357	$—	$38,610,357
Short Term Investments	—	764,970	—	764,970

Total Investments in Securities	$—	$39,375,327	$—	$39,375,327

Franklin Liberty U.S. Low Volatility ETF

Assets:
Investments in Securities:[a,b]
Equity Investments	$6,017,812	$—	$—	$6,017,812

aIncludes common and preferred stocks.

bFor detail categories, see the accompanying Statement of Investments.

9. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

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FRANKLIN TEMPLETON ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, and Franklin Liberty U.S. Low Volatility ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, and Franklin Liberty U.S. Low Volatility ETF (the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the periods listed in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year ended March 31, 2018, the changes in each of their net assets for each of the periods listed in the table below, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Franklin Templeton ETF Trust	Statements of changes in net assets
Franklin Liberty International Opportunities ETF	For the year ended March 31, 2018 and the period January 25, 2017 (commencement of operations) through March 31, 2017
Franklin Liberty Investment Grade Corporate ETF	For the year ended March 31, 2018 and the period October 3, 2016 (commencement of operations) through March 31, 2017
Franklin Liberty U.S. Low Volatility ETF	For the year ended March 31, 2018 and the period September 20, 2016 (commencement of operations) through March 31, 2017

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 17, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax Information (unaudited)

Under Section 871(k)(2)(C) of the Internal Revenue Code (Code), the Franklin Liberty International Opportunities ETF hereby report the maximum amount allowable but no less than $79,847 as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended March 31, 2018.

Under Section 854(b)(1)(A) of the Code, Franklin Liberty U.S. Low Volatility ETF hereby reports 100.00% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2018.

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2018:

Franklin Liberty International Opportunities ETF	Franklin Liberty U.S. Low Volatility ETF
$122,644	$114,170

Distributions, including qualified dividend income, paid during calendar year 2018 will be reported to shareholders on Form 1099-DIV by mid-February 2019. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, Franklin Liberty Investment Grade Corporate ETF hereby reports the maximum amount allowable but no less than $1,110,882 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended March 31, 2018.

At March 31, 2018, more than 50% of the Franklin Liberty International Opportunities ETF’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the 2018 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they received the Fund distribution.

By mid-February 2019, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2018.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2016	36	Zentific Investment Management (hedge fund) (2015-present) and Axis Bank (2013-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	36	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present) and Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	43	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton Investments; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 2: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2018 Franklin Templeton Investments. All rights reserved.	ETF2 A 05/18

Franklin Templeton

ETF Trust

Annual Report

March 31, 2018

Franklin LibertyQ U.S. Equity ETF
Franklin LibertyQ U.S. Mid Cap Equity ETF
Franklin LibertyQ U.S. Small Cap Equity ETF

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit libertyshares.com for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

libertyshares.com	Not part of the annual report	1

ANNUAL REPORT

Economic and Market Overview

The US economy grew during the 11 months under review. The economy strengthened in 2017’s second and third quarters, but moderated in the next two quarters. The slower growth in 2018’s first quarter reflected a slowdown in consumer spending, residential fixed investment, exports, and state and local government spending. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.4% in April 2017 to 4.1% at period-end.1 Monthly retail sales generally grew during the period’s first eight months but subsequently declined for three consecutive months, rebounding at period-end amid robust automobile sales. Annual inflation, as measured by the Consumer Price Index, increased from 2.2% in April 2017 to 2.4% at period-end.1

The US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June and December 2017 meetings, and began reducing its balance sheet in October. In February 2018, Jerome Powell succeeded Janet Yellen as Fed Chair and spoke before Congress for the first time. He indicated that the Fed saw signs of a continued strong labor market and economic growth. He reiterated the Fed’s intention to gradually raise interest rates in an effort to keep the economy from overheating as inflation increases toward the Fed’s 2% target. However, he noted that there was no evidence of the economy overheating and that he had yet to see a clear upward move in wages. At its March meeting, the Fed raised its target range for the federal funds rate 0.25% to 1.50%–1.75% and maintained its forecast of three rate increases in 2018. Additionally, the Fed upgraded its economic forecasts for 2018 and 2019, and its rate projections indicated the number of rate hikes would increase in 2019 and 2020.

US equity markets rose during the 11-month period, benefiting from mostly upbeat economic data, better US corporate earnings and improving global economic growth. Markets were also supported by the prospect for reforms in the European Union with Emmanuel Macron’s election as France’s president, the US Fed Chair’s comments indicating optimism about the US economy and the likelihood of gradual rate hikes, and the passage of the US tax reform bill. However, concerns about political uncertainties in the US, tensions between the US and North Korea, and the progress of the US tax reform bill curbed market sentiment at times. After reaching new all-time highs in January 2018, US stocks declined in February amid concerns that strong economic growth and rising inflation would lead the Fed to increase its target rate faster than expected. In March, stocks were pressured further by a broad sell-off in information technology stocks due to a potential for tighter regulation in the sector arising from concerns about consumer data privacy. The Trump administration’s protectionist policy and escalating trade tensions between the US and China further dampened investor sentiment near period-end. In this environment, the broad US stock market, as measured by the Standard & Poor’s® 500 Index, generated a +12.69% total return for the period.2

The foregoing information reflects our analysis and opinions as of March 31, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: US Bureau of Labor Statistics.

2. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ U.S. Equity ETF

This annual report for Franklin LibertyQ U.S. Equity ETF covers the period since the Fund’s inception on April 26, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 1000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the period since inception on April 26, 2017, through March 31, 2018, the Fund posted cumulative total returns of +14.32% based on market price and +13.84% based on net asset value (NAV).2 In comparison, the LibertyQ U.S. Large Cap Equity Index generated a +14.13% total return for the same period, while the Russell 1000® Index produced a +12.60% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Information Technology	21.3%
Consumer Discretionary	18.1%
Industrials	17.0%
Consumer Staples	14.3%
Health Care	10.3%
Utilities	7.5%
Financials	4.2%
Materials	3.2%
Real Estate	1.8%
Energy	1.1%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the US market’s total capitalization.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 22.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
The Boeing Co. Industrials	1.2%
Intel Corp. Information Technology	1.2%
Mastercard Inc. Information Technology	1.2%
Northrop Grumman Corp. Industrials	1.2%
Cisco Systems Inc. Information Technology	1.1%
Raytheon Co. Industrials	1.1%
Intuit Inc. Information Technology	1.1%
NIKE Inc. Consumer Discretionary	1.1%
Valero Energy Corp. Energy	1.1%
Microsoft Corp. Information Technology	1.1%

Manager’s Discussion

For the period since inception on April 26, 2017, through March 31, 2018, individual holdings that lifted the Fund’s absolute return included Boeing, AbbVie and Mastercard. Individual holdings that hindered the Fund’s absolute return included PG&E, CVS Health and Foot Locker.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality benefited the Fund’s performance for the reporting period. Momentum benefited slightly, while low volatility and value detracted from the Fund’s return.

Thank you for your participation in Franklin LibertyQ U.S. Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

Louis Hsu is a vice president, ETF portfolio manager and part of a team that is responsible for managing all index-based strategies globally across strategic beta and passive, including LibertyShares ETFs. Prior to joining Franklin Templeton in 2017, Mr. Hsu worked at BlackRock for the past six years as vice president in the Beta Strategies and Multi-Asset Strategies teams in San Francisco, Hong Kong and Taiwan. He was responsible for managing various indexed and smart beta portfolios, in addition to being involved in multiple fund launches. Mr. Hsu spearheaded a project that increased scale and operational efficiencies for the US index team. Prior to BlackRock, Mr. Hsu worked in product strategy and manager research roles within the industry. Mr. Hsu holds a Master of Science in Finance and a Bachelor of Science in Mechanical Engineering from Washington University and is a CFA, CAIA and FRM charterholder.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (4/26/17)	+13.84%	+14.32%	+13.84%	+14.32%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17–3/31/18

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/26/17–3/31/18)

Net Investment Income
$0.441251

Total Annual Operating Expenses6

0.25%

All investments involve risks, including possible loss of principal. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Funds adopted a unified fee structure whereby Management has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Funds’ Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000 Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000 Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000 Index, which represents the majority of the US market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,075.20	$1.29	$1,023.68	$1.26	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

8	Annual Report	libertyshares.com

Franklin LibertyQ U.S. Mid Cap Equity ETF

This annual report for Franklin LibertyQ U.S. Mid Cap Equity ETF covers the period since the Fund’s inception on April 26, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell Midcap® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell Midcap® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the period since inception on April 26, 2017, through March 31, 2018, the Fund posted cumulative total returns of +10.56% based on market price and +10.09% based on net asset value (NAV).2 In comparison, the LibertyQ U.S. Mid Cap Equity Index delivered a +10.41% total return for the same period, while the Russell Midcap® Index produced a +10.59% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Consumer Discretionary	25.2%
Industrials	17.7%
Financials	14.6%
Information Technology	13.9%
Consumer Staples	9.9%
Health Care	9.7%
Real Estate	5.9%
Materials	1.8%
Utilities	0.9%
Energy	0.1%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 28.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Manager’s Discussion

For the period since inception on April 26, 2017, through March 31, 2018, individual holdings that lifted the Fund’s absolute return included Align Technology, Progressive Corp. and Red Hat. Individual holdings that hindered the Fund’s absolute return included Foot Locker, CenturyLink4 and Ulta Beauty.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality benefited the Fund’s performance for the reporting period. Momentum benefited slightly, while value and low volatility detracted modestly from the Fund’s return.

Thank you for your participation in Franklin LibertyQ U.S. Mid Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

Louis Hsu is a vice president, ETF portfolio manager and part of a team that is responsible for managing all index-based strategies globally across strategic beta and passive, including LibertyShares ETFs. Prior to joining Franklin Templeton in 2017, Mr. Hsu worked at BlackRock for the past six years as vice president in the Beta Strategies and Multi-Asset Strategies teams in San Francisco, Hong Kong and Taiwan. He was responsible for managing various indexed and smart beta portfolios, in addition to being involved in multiple fund launches. Mr. Hsu spearheaded a project that increased scale and operational efficiencies for the US index team. Prior to BlackRock, Mr. Hsu worked in product strategy and manager research roles within the industry. Mr. Hsu holds a Master of Science in Finance and a Bachelor of Science in Mechanical Engineering from Washington University and is a CFA, CAIA and FRM charterholder.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Annual Report	libertyshares.com

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Dr. Pepper Snapple Group Inc. Consumer Staples	1.3%
Edwards Lifesciences Corp. Health Care	1.2%
Red Hat Inc. Information Technology	1.2%
Best Buy Co. Inc. Consumer Discretionary	1.2%
Zoetis Inc. Health Care	1.2%
The Progressive Corp. Financials	1.2%
Brown-Forman Corp. Consumer Staples	1.1%
NetApp Inc. Information Technology	1.1%
Dollar General Corp. Consumer Discretionary	1.1%
IDEXX Laboratories Inc. Health Care	1.1%

4. Not held at period-end.

See www.franklintempletondatasources.com for additional data provider information.

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (4/26/17)	+10.09%	+10.56%	+10.09%	+10.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17–3/31/18

See page 13 for Performance Summary footnotes.

12	Annual Report	libertyshares.com

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/26/17–3/31/18)

Net Investment Income
$0.370329

Total Annual Operating Expenses6

0.30%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Historically, mid-size company securities have been more volatile in price than larger company securities, especially over the short term. Mid-size companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Funds adopted a unified fee structure whereby Management has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Funds’ Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell Midcap Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represents a modest amount of the Russell 1000 Index’s total market capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

libertyshares.com	Annual Report	13

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,081.30	$1.56	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

14	Annual Report	libertyshares.com

Franklin LibertyQ U.S. Small Cap Equity ETF

This annual report for Franklin LibertyQ U.S. Small Cap Equity ETF covers the period since the Fund’s inception on April 26, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the period since the Fund’s inception on April 26, 2017, through March 31, 2018, the Fund had a cumulative total return of +6.30% based on market price and posted a cumulative total return of +6.34% based on net asset value (NAV).2 In comparison, the LibertyQ U.S. Small Cap Equity Index delivered a +6.68% total return for the same period, while the Russell 2000® Index produced a +9.11% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Consumer Discretionary	23.9%
Information Technology	20.1%
Industrials	16.9%
Health Care	12.1%
Financials	8.6%
Utilities	6.1%
Consumer Staples	5.1%
Real Estate	4.9%
Materials	1.3%
Telecommunication Services	0.7%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000® Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 34.

libertyshares.com	Annual Report	15

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
GrubHub Inc. Information Technology	1.1%
Encompass Health Corp. Health Care	1.0%
Fair Isaac Corp. Information Technology	1.0%
Grand Canyon Education Inc. Consumer Discretionary	1.0%
Aspen Technology Inc. Information Technology	1.0%
EPAM Systems Inc. Information Technology	1.0%
Knight-Swift Transportation Holdings Inc. Industrials	0.9%
Littelfuse Inc. Information Technology	0.9%
MKS Instruments Inc. Information Technology	0.9%
Masimo Corp. Health Care	0.9%

Manager’s Discussion

For the period since inception on April 26, 2017, through March 31, 2018, individual holdings that lifted the Fund’s absolute return included GrubHub, EPAM Systems and Cimpress. Individual holdings that hindered the Fund’s absolute return included Cirrus Logic, The Cheesecake Factory and Dean Foods.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality benefited the Fund’s performance for the reporting period. Momentum benefited modestly, while value detracted and low volatility slightly detracted from the Fund’s return.

Thank you for your participation in Franklin LibertyQ U.S. Small Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

Louis Hsu is a vice president, ETF portfolio manager and part of a team that is responsible for managing all index-based strategies globally across strategic beta and passive, including LibertyShares ETFs. Prior to joining Franklin Templeton in 2017, Mr. Hsu worked at BlackRock for the past six years as vice president in the Beta Strategies and Multi-Asset Strategies teams in San Francisco, Hong Kong and Taiwan. He was responsible for managing various indexed and smart beta portfolios, in addition to being involved in multiple fund launches. Mr. Hsu spearheaded a project that increased scale and operational efficiencies for the US index team. Prior to BlackRock, Mr. Hsu worked in product strategy and manager research roles within the industry. Mr. Hsu holds a Master of Science in Finance and a Bachelor of Science in Mechanical Engineering from Washington University and is a CFA, CAIA and FRM charterholder.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Annual Report	libertyshares.com

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (4/26/17)	+6.34%	+6.30%	+6.34%	+6.30%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

libertyshares.com	Annual Report	17

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17–3/31/18

See page 19 for Performance Summary footnotes.

18	Annual Report	libertyshares.com

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/26/17–3/31/18)

Net Investment Income
$0.295981

Total Annual Operating Expenses6

0.35%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller, mid-sized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. Smaller companies may be more susceptible to particular events or economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Funds adopted a unified fee structure whereby Management has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Funds’ Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 2000 Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

libertyshares.com	Annual Report	19

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,044.20	$1.78	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

20	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Equity ETF

	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.44

Income from investment operations[b]:

Net investment income[c]	0.53

Net realized and unrealized gains (losses)	2.98

Total from investment operations	3.51

Less distributions from net investment income	(0.44)

Net asset value, end of year	$28.51

Total return[d]	13.84%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.32%	[f]

Expenses net of waiver and payments by affiliates	0.25%	[f]

Net investment income	2.10%

Supplemental data

Net assets, end of year (000’s)	$108,326

Portfolio turnover rate[g]	20.80%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	21

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin LibertyQ U.S. Equity ETF

		Shares	Value

	Common Stocks 99.8%
	Consumer Discretionary 18.1%
a	AMC Networks Inc., A	380	$19,646
	Aptiv PLC	3,040	258,309
	Bed Bath & Beyond Inc.	4,864	102,095
	Best Buy Co. Inc.	7,144	500,009
	Carnival Corp.	6,840	448,567
	Carter’s Inc.	1,216	126,586
	Choice Hotels International Inc.	1,140	91,371
	Darden Restaurants Inc.	3,800	323,950
	Delphi Technologies PLC	1,064	50,700
	Dick’s Sporting Goods Inc.	2,280	79,914
	Dollar General Corp.	1,976	184,855
	Dominos Pizza Inc.	1,216	284,009
	Foot Locker Inc.	4,408	200,740
	GameStop Corp., A	3,420	43,160
	Garmin Ltd.	3,572	210,498
	General Motors Co.	25,308	919,693
	Gentex Corp.	6,080	139,962
	Genuine Parts Co.	4,180	375,531
	H&R Block Inc.	7,220	183,460
	Hasbro Inc.	3,192	269,086
	Kohl’s Corp.	5,244	343,534
	L Brands Inc.	7,144	272,972
	Las Vegas Sands Corp.	2,660	191,254
	Lear Corp.	1,292	240,428
	Leggett & Platt Inc.	3,648	161,825
	Lowe’s Cos. Inc.	6,080	533,520
a	Lululemon Athletica Inc.	2,432	216,740
	Macy’s Inc.	6,308	187,600
	McDonald’s Corp.	6,308	986,445
a	Michael Kors Holdings Ltd.	4,788	297,239
	NIKE Inc., B	18,012	1,196,717
	Nordstrom Inc.	3,344	161,883
a	NVR Inc.	44	123,200
a	O’Reilly Automotive Inc.	2,508	620,429
	Omnicom Group Inc.	4,408	320,329
	Polaris Industries Inc.	1,900	217,588
	Pool Corp.	836	122,240
	Ross Stores Inc.	12,920	1,007,502
	Signet Jewelers Ltd.	836	32,203
	Starbucks Corp.	18,848	1,091,111
	Tapestry Inc.	8,664	455,813
	Target Corp.	9,652	670,138
	The Gap Inc.	7,904	246,605
	The Home Depot Inc.	6,080	1,083,699
a	The Michaels Cos. Inc.	1,976	38,947
	The TJX Cos. Inc.	14,440	1,177,726
	Thor Industries Inc.	1,140	131,294
	Tiffany & Co.	1,824	178,132
	Tractor Supply Co.	3,192	201,160
	Tupperware Brands Corp.	1,672	80,891
a	Ulta Beauty Inc.	1,444	294,966
a	Urban Outfitters Inc.	2,052	75,842
	VF Corp.	9,348	692,874
	Williams-Sonoma Inc.	2,736	144,351
	Yum! Brands Inc.	12,236	1,041,651

			19,650,989

	Consumer Staples 14.3%
	Altria Group Inc.	16,036	999,364

22	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Consumer Staples (continued)
a	Blue Buffalo Pet Products Inc.	1,140	$45,383
	Brown-Forman Corp., A	1,596	85,115
	Brown-Forman Corp., B	3,439	187,082
	Campbell Soup Co.	5,320	230,409
	Casey’s General Stores Inc.	760	83,425
	Church & Dwight Co. Inc.	7,220	363,599
	Clorox Co.	4,332	576,633
	Colgate-Palmolive Co.	15,048	1,078,641
	Costco Wholesale Corp.	3,116	587,148
	CVS Health Corp.	14,212	884,129
	Dr. Pepper Snapple Group Inc.	5,092	602,791
	Estee Lauder Cos. Inc., A	6,460	967,191
	Flowers Foods Inc.	3,800	83,068
	General Mills Inc.	14,896	671,214
	Hormel Foods Corp.	7,752	266,049
	Ingredion Inc.	1,444	186,160
	Lamb Weston Holdings Inc.	2,584	150,440
	McCormick & Co. Inc.	3,344	355,768
a	Monster Beverage Corp.	3,040	173,918
	Nu Skin Enterprises Inc., A	1,140	84,029
	PepsiCo Inc.	9,348	1,020,334
	Philip Morris International Inc.	10,640	1,057,616
a	Pilgrim’s Pride Corp.	1,748	43,018
	Sysco Corp.	13,756	824,810
	The Coca-Cola Co.	23,864	1,036,413
	The Hershey Co.	4,408	436,216
	The Procter & Gamble Co.	12,160	964,045
	Tyson Foods Inc.	6,004	439,433
	Walmart Inc.	11,172	993,973

			15,477,414

	Energy 1.1%
	Valero Energy Corp.	12,768	1,184,487

	Financials 4.2%
	AGNC Investment Corp.	5,472	103,530
	American National Insurance Co.	304	35,556
	Annaly Capital Management Inc.	8,512	88,780
	Chimera Investment Corp.	3,724	64,835
	CNA Financial Corp.	456	22,504
	Eaton Vance Corp.	1,596	88,849
	Erie Indemnity Co., A	608	71,525
	FactSet Research Systems Inc.	760	151,559
	Federated Investors Inc., B	3,040	101,536
	FNF Group	3,572	142,952
	Lazard Ltd., A	3,116	163,777
	MarketAxess Holdings Inc.	684	148,729
	Marsh & McLennan Cos. Inc.	10,488	866,204
	Mercury General Corp.	836	38,347
	Morningstar Inc.	380	36,298
	MSCI Inc.	1,292	193,115
	People’s United Financial Inc.	7,904	147,489
	Realty Income Corp.	7,676	397,080
	S&P Global Inc.	3,344	638,905
	Santander Consumer USA Holdings Inc.	1,900	30,970
	SEI Investments Co.	1,064	79,704
	Simon Property Group Inc.	2,204	340,187
	The Progressive Corp.	7,524	458,437
	VEREIT Inc.	24,244	168,738

			4,579,606

libertyshares.com	Annual Report	23

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Health Care 10.3%
	AbbVie Inc.	11,248	$1,064,623
	Amgen Inc.	5,396	919,910
	Baxter International Inc.	15,276	993,551
a	Biogen Inc.	3,420	936,464
a	Cerner Corp.	3,724	215,992
	Eli Lilly & Co.	12,844	993,740
a	Exelixis Inc.	2,432	53,869
	Gilead Sciences Inc.	14,592	1,100,091
a	Intuitive Surgical Inc.	1,444	596,127
	Johnson & Johnson	7,828	1,003,158
a	Mettler-Toledo International Inc.	608	349,618
	Pfizer Inc.	30,096	1,068,107
	ResMed Inc.	3,952	389,153
a	United Therapeutics Corp.	1,444	162,248
	UnitedHealth Group Inc.	4,788	1,024,632
a	Varian Medical Systems Inc.	2,584	316,928

			11,188,211

	Industrials 17.0%
	3M Co.	4,484	984,328
	Alaska Air Group Inc.	3,876	240,157
	BWX Technologies Inc.	2,052	130,364
	C.H. Robinson Worldwide Inc.	4,560	427,318
	Cintas Corp.	2,204	375,958
	Copa Holdings SA	380	48,879
a	Copart Inc.	4,256	216,758
	Cummins Inc.	3,420	554,348
	Delta Air Lines Inc.	13,832	758,132
	Donaldson Co. Inc.	2,204	99,290
	Emerson Electric Co.	16,112	1,100,450
	Expeditors International of Washington Inc.	4,408	279,026
	Fastenal Co.	8,588	468,819
	Graco Inc.	3,876	177,211
	HEICO Corp., A	1,064	75,491
	Honeywell International Inc.	6,992	1,010,414
	Huntington Ingalls Industries Inc.	912	235,077
	Illinois Tool Works Inc.	2,204	345,279
	J.B. Hunt Transport Services Inc.	2,736	320,522
	Landstar System Inc.	912	100,001
	Lincoln Electric Holdings Inc.	912	82,034
	Lockheed Martin Corp.	3,420	1,155,721
	MSC Industrial Direct Co. Inc., A	912	83,639
	Northrop Grumman Corp.	3,572	1,247,057
	Old Dominion Freight Line Inc.	1,368	201,055
	Pitney Bowes Inc.	6,308	68,694
	Raytheon Co.	5,700	1,230,174
	Robert Half International Inc.	4,104	237,581
	Rockwell Automation Inc.	3,572	622,242
	Rockwell Collins Inc.	4,180	563,673
	Rollins Inc.	3,116	159,009
	Southwest Airlines Co.	11,552	661,698
	The Boeing Co.	3,952	1,295,782
	Toro Co.	3,572	223,071
	Union Pacific Corp.	8,588	1,154,485
	United Parcel Service Inc., B	8,968	938,591
	W.W. Grainger Inc.	1,596	450,503
	Watsco Inc.	532	96,276

			18,419,107

24	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Information Technology 21.3%
	Accenture PLC, A	7,372	$1,131,602
a	Alphabet Inc., C	532	548,912
a	Alphabet Inc., A	532	551,758
	Amdocs Ltd.	4,332	289,031
	Apple Inc.	6,384	1,071,108
	Applied Materials Inc.	19,304	1,073,495
	Automatic Data Processing Inc.	9,500	1,078,060
	Broadridge Financial Solutions Inc.	3,572	391,813
	CA Inc.	8,436	285,980
a	Cadence Design Systems Inc.	3,648	134,137
	CDK Global LLC	988	62,580
	Cisco Systems Inc.	29,184	1,251,702
	Cognex Corp.	1,216	63,220
	Corning Inc.	14,668	408,944
	Dolby Laboratories Inc., A	1,520	96,611
a	eBay Inc.	12,236	492,377
a	F5 Networks Inc.	1,976	285,749
	FLIR Systems Inc.	2,736	136,827
	Genpact Ltd.	1,064	34,037
	HP Inc.	50,312	1,102,839
	Intel Corp.	24,320	1,266,586
	International Business Machines Corp.	7,144	1,096,104
	Intuit Inc.	6,916	1,198,889
a	IPG Photonics Corp.	228	53,211
	Jack Henry & Associates Inc.	2,280	275,766
	KLA-Tencor Corp.	2,356	256,828
	Lam Research Corp.	2,128	432,324
	Mastercard Inc., A	7,220	1,264,655
a	Match Group Inc.	304	13,510
	Maxim Integrated Products Inc.	6,460	389,021
	Microchip Technology Inc.	5,624	513,809
a	Micron Technology Inc.	7,980	416,077
	Microsoft Corp.	12,920	1,179,208
	Motorola Solutions Inc.	3,344	352,123
	NetApp Inc.	4,560	281,306
	Paychex Inc.	10,184	627,233
	Skyworks Solutions Inc.	5,624	563,862
	Teradyne Inc.	2,508	114,641
	Texas Instruments Inc.	11,172	1,160,659
a	VeriSign Inc.	2,736	324,380
a,b	VMware Inc., A	2,128	258,063
	Xilinx Inc.	7,448	538,044

			23,067,081

	Materials 3.2%
	Avery Dennison Corp.	1,216	129,200
	International Flavors & Fragrances Inc.	1,900	260,129
	LyondellBasell Industries NV, A	10,412	1,100,340
	Monsanto Co.	3,268	381,343
	NewMarket Corp.	228	91,583
	Packaging Corp. of America	684	77,087
	Praxair Inc.	2,052	296,103
	Sonoco Products Co.	2,660	129,010
	The Sherwin-Williams Co.	2,508	983,437

			3,448,232

	Real Estate 1.8%
	Apple Hospitality REIT Inc.	3,800	66,766
	Colony NorthStar Inc., A	4,256	23,919
	DDR Corp.	4,028	29,525

libertyshares.com	Annual Report	25

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Real Estate (continued)
	EPR Properties	1,368	$75,787
	Gaming and Leisure Properties Inc.	3,420	114,467
	Kimco Realty Corp.	5,168	74,419
	National Retail Properties Inc.	4,408	173,058
b	OMEGA Healthcare Investors Inc.	5,624	152,073
	Public Storage	4,332	868,090
	Senior Housing Properties Trust	6,612	103,544
	Spirit Realty Capital Inc.	12,008	93,182
	STORE Capital Corp.	3,040	75,453
	WP Carey Inc.	1,368	84,802

			1,935,085

	Telecommunication Services 1.0%
	AT&T Inc.	29,944	1,067,504

	Utilities 7.5%
	Alliant Energy Corp.	4,408	180,111
	American Electric Power Co. Inc.	12,388	849,693
	Atmos Energy Corp.	2,280	192,067
	Consolidated Edison Inc.	6,764	527,186
	DTE Energy Co.	4,864	507,802
	Duke Energy Corp.	12,236	947,923
	Eversource Energy	3,952	232,852
	Exelon Corp.	25,156	981,336
	Hawaiian Electric Industries Inc.	2,508	86,225
	NextEra Energy Inc.	6,080	993,046
	OGE Energy Corp.	3,116	102,111
	PG&E Corp.	12,540	550,882
	Pinnacle West Capital Corp.	3,116	248,657
	Public Service Enterprise Group Inc.	15,124	759,830
	SCANA Corp.	3,344	125,567
	Vectren Corp.	2,128	136,022
	WEC Energy Group Inc.	2,356	147,721
	Xcel Energy Inc.	12,692	577,232

			8,146,263

	Total Investments before Short Term Investments (Cost $99,058,752)		108,163,979

		Principal Amount
	Short-Term Investments (Cost $305,850) 0.3%
	Investments from Cash Collateral Received for Loaned Securities 0.3%
	Money Market Funds 0.3%
c,d	Institutional Fiduciary Trust Money Market Portfolio, 1.24%	$305,850	305,850

	Total Investments (Cost $99,364,602) 100.1%		108,469,829
	Other Assets, less Liabilities (0.1)%		(144,251)

	Net Assets 100.0%		$108,325,578

See Abbreviations on page 52.

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2018. See Note 1(b).

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

26	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Mid Cap Equity ETF

	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.51

Income from investment operations[b]:

Net investment income[c]	0.38

Net realized and unrealized gains (losses)	2.18

Total from investment operations	2.56

Less distributions from net investment income	(0.37)

Net asset value, end of year	$27.70

Total return[d]	10.09%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.99%	[f]

Expenses net of waiver and payments by affiliates	0.30%	[f]

Net investment income	1.58%

Supplemental data

Net assets, end of year (000’s)	$2,770

Portfolio turnover rate[g]	36.21%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin LibertyQ U.S. Mid Cap Equity ETF

		Shares	Value

	Common Stocks 99.7%
	Consumer Discretionary 25.2%
a	AMC Networks Inc., A	46	$2,378
	Aptiv PLC	266	22,602
a	AutoZone Inc.	40	25,947
	Bed Bath & Beyond Inc.	318	6,675
	Best Buy Co. Inc.	466	32,615
a	Burlington Stores Inc.	112	14,913
	Carter’s Inc.	86	8,953
	Choice Hotels International Inc.	58	4,649
	D.R. Horton Inc.	250	10,960
	Delphi Technologies PLC	88	4,193
	Dick’s Sporting Goods Inc.	168	5,888
	Dollar General Corp.	316	29,562
	Dominos Pizza Inc.	90	21,020
	Foot Locker Inc.	196	8,926
	GameStop Corp., A	230	2,903
	Garmin Ltd.	198	11,668
	Genuine Parts Co.	282	25,335
	H&R Block Inc.	400	10,164
b	Hanesbrands Inc.	284	5,231
	Hasbro Inc.	204	17,197
a	Hilton Grand Vacations Inc.	84	3,614
	John Wiley & Sons Inc., A	78	4,969
	Kohl’s Corp.	368	24,108
	L Brands Inc.	442	16,889
	Macy’s Inc.	668	19,866
a	Michael Kors Holdings Ltd.	324	20,114
	Nordstrom Inc.	254	12,296
a	NVR Inc.	5	14,000
a	O’Reilly Automotive Inc.	118	29,191
	Pool Corp.	84	12,282
	Ralph Lauren Corp.	92	10,286
	Ross Stores Inc.	366	28,541
a	Sally Beauty Holdings Inc.	322	5,297
	Signet Jewelers Ltd.	80	3,082
	Six Flags Entertainment Corp.	120	7,471
a	Skechers USA. Inc., A	158	6,145
	Tapestry Inc.	508	26,726
a	Tempur Sealy International Inc.	36	1,630
	The Gap Inc.	496	15,475
	The Interpublic Group of Cos. Inc.	708	16,305
a	The Michaels Cos. Inc.	232	4,573
	Tiffany & Co.	180	17,579
	Tractor Supply Co.	284	17,898
	Tupperware Brands Corp.	126	6,096
a	Ulta Beauty Inc.	96	19,610
a,b	Under Armour Inc., C	278	3,989
a	Urban Outfitters Inc.	142	5,248
	VF Corp.	380	28,165
	Williams-Sonoma Inc.	182	9,602
	Wyndham Worldwide Corp.	130	14,876
	Yum China Holdings Inc.	478	19,837

			697,539

	Consumer Staples 9.9%
a	Blue Buffalo Pet Products Inc.	156	6,210
	Brown-Forman Corp., A	90	4,800
	Brown-Forman Corp., B	466	25,350

28	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Consumer Staples (continued)
	Campbell Soup Co.	316	$13,686
	Church & Dwight Co. Inc.	454	22,864
	Clorox Co.	200	26,622
	Coty Inc., A	698	12,773
	Dr. Pepper Snapple Group Inc.	306	36,224
	Energizer Holdings Inc.	46	2,741
	Flowers Foods Inc.	376	8,219
a	Herbalife Ltd.	90	8,772
	Kellogg Co.	372	24,184
	Lamb Weston Holdings Inc.	166	9,665
	McCormick & Co. Inc.	222	23,619
	Molson Coors Brewing Co., B	132	9,944
	Nu Skin Enterprises Inc., A	108	7,961
a	Pilgrim’s Pride Corp.	94	2,313
a	Sprouts Farmers Market Inc.	190	4,459
	The Hershey Co.	250	24,740

			275,146

	Energy 0.1%
	PBF Energy Inc.	88	2,983

	Financials 14.6%
	American National Insurance Co.	18	2,105
	Annaly Capital Management Inc.	1,312	13,684
a	Arch Capital Group Ltd.	240	20,542
	Aspen Insurance Holdings Ltd.	112	5,023
	Axis Capital Holdings Ltd.	146	8,405
	CBOE Global Markets Inc.	176	20,082
	CNA Financial Corp.	50	2,467
a	Credit Acceptance Corp.	20	6,608
	Discover Financial Services	392	28,197
	Erie Indemnity Co., A	30	3,529
	Everest Re Group Ltd.	72	18,491
	FactSet Research Systems Inc.	68	13,561
	Federated Investors Inc., B	176	5,878
	First American Financial Corp.	132	7,746
	FNF Group	324	12,966
	Lazard Ltd., A	176	9,251
	Legg Mason Inc.	70	2,845
	Mercury General Corp.	54	2,477
	Moody’s Corp.	182	29,357
	MSCI Inc.	138	20,627
	Nasdaq Inc.	172	14,830
	Prosperity Bancshares Inc.	84	6,101
	Realty Income Corp.	438	22,658
	Santander Consumer USA Holdings Inc.	198	3,227
	SEI Investments Co.	280	20,975
	The Progressive Corp.	522	31,805
	Torchmark Corp.	192	16,161
	Unum Group	412	19,615
	Validus Holdings Ltd.	120	8,094
	Voya Financial Inc.	326	16,463
	W.R. Berkley Corp.	160	11,632

			405,402

	Health Care 9.7%
a	Acadia Healthcare Co. Inc.,	102	3,996
a	Align Technology Inc.	106	26,620

libertyshares.com	Annual Report	29

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Health Care (continued)
a	Cerner Corp.	392	$22,736
a	Edwards Lifesciences Corp.	238	33,206
a	Henry Schein Inc.	286	19,222
a	IDEXX Laboratories Inc.	154	29,474
a	Mednax Inc.	124	6,898
a	Mettler-Toledo International Inc.	44	25,301
a	Premier Inc., A	82	2,568
a	United Therapeutics Corp.	88	9,888
	Universal Health Services Inc., B	164	19,419
a	Varian Medical Systems Inc.	156	19,133
a	Waters Corp.	98	19,468
	Zoetis Inc.	384	32,068

			269,997

	Industrials 17.7%
	Air Lease Corp.	140	5,967
	Allegion PLC	124	10,576
	American Airlines Group Inc.	550	28,578
	BWX Technologies Inc.	112	7,115
	C.H. Robinson Worldwide Inc.	262	24,552
	Cintas Corp.	152	25,928
	Copa Holdings SA	52	6,689
	Crane Co.	80	7,419
	Cummins Inc.	166	26,907
	Donaldson Co. Inc.	220	9,911
	Dun & Bradstreet Corp.	68	7,956
	Equifax Inc.	182	21,441
	Expeditors International of Washington Inc.	300	18,990
	Fastenal Co.	530	28,933
	Fortive Corp.	372	28,838
	Graco Inc.	310	14,173
	HEICO Corp., A	77	5,463
	Hubbell Inc., B	64	7,794
a	JetBlue Airways Corp.	440	8,941
	KAR Auction Services Inc.	104	5,637
	Lennox International Inc.	66	13,488
	ManpowerGroup Inc.	120	13,812
	MSC Industrial Direct Co. Inc., A	92	8,437
	Nielsen Holdings PLC	594	18,883
	Old Dominion Freight Line Inc.	118	17,343
	Pitney Bowes Inc.	416	4,530
	Robert Half International Inc.	236	13,662
	Rockwell Automation Inc.	144	25,085
	Rollins Inc.	202	10,308
	Toro Co.	212	13,239
	W.W. Grainger Inc.	102	28,792
	Watsco Inc.	54	9,772
	Xylem Inc.	130	10,000

			489,159

	Information Technology 13.9%
	Amphenol Corp., A	306	26,356
	Booz Allen Hamilton Holding Corp.	284	10,996
	CA Inc.	584	19,798
a	Cadence Design Systems Inc.	542	19,929
	CDK Global LLC	168	10,641
	CDW Corp. of Delaware	278	19,546

30	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Information Technology (continued)
	Cognex Corp.	122	$6,343
	CSRA Inc.	196	8,081
	Dolby Laboratories Inc., A	90	5,720
a	F5 Networks Inc.	138	19,956
a	Gartner Inc., A	142	16,702
	Genpact Ltd.	228	7,294
	Jack Henry & Associates Inc.	144	17,417
	Juniper Networks Inc.	472	11,484
	KLA-Tencor Corp.	266	28,997
a	Manhattan Associates Inc.	126	5,277
a	Match Group Inc.	48	2,133
	National Instruments Corp.	174	8,799
	NetApp Inc.	480	29,611
	Paychex Inc.	412	25,375
a	Red Hat Inc.	220	32,892
a	Synopsys Inc.	252	20,977
a	VeriSign Inc.	110	13,042
	Western Union Co.	936	17,999

			385,365

	Materials 1.8%
	Avery Dennison Corp.	158	16,787
a	Crown Holdings Inc.	196	9,947
	NewMarket Corp.	12	4,820
	RPM International Inc.	214	10,201
	The Scotts Miracle-Gro Co., A	78	6,689

			48,444

	Real Estate 5.9%
	Alexandria Real Estate Equities Inc.	140	17,485
	Apple Hospitality REIT Inc.	342	6,009
	Camden Property Trust	74	6,229
	Columbia Property Trust Inc.	250	5,115
	CoreCivic Inc.	218	4,255
	Coresite Realty Corp.	28	2,807
	Digital Realty Trust Inc.	238	25,081
	EPR Properties	118	6,537
a	Equity Commonwealth	148	4,539
	Essex Property Trust Inc.	108	25,994
	Highwoods Properties Inc.	152	6,661
	Hospitality Properties Trust	274	6,943
	Lamar Advertising Co., A	144	9,167
	National Retail Properties Inc.	262	10,286
	Senior Housing Properties Trust	502	7,861
	Tanger Factory Outlet Centers Inc.	182	4,004
	Ventas Inc.	264	13,076

			162,049

	Utilities 0.9%
	Entergy Corp.	284	22,374
	SCANA Corp.	102	3,830

			26,204

	Total Investments before Short Term Investments (Cost $2,582,577)		2,762,288

libertyshares.com	Annual Report	31

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Principal Amount	Value

	Short-Term Investments (Cost $5,200) 0.2%
	Investments from Cash Collateral Received for Loaned Securities 0.2%
	Money Market Funds 0.2%
c,d	Institutional Fiduciary Trust Money Market Portfolio, 1.24%	$5,200	$5,200

	Total Investments (Cost $2,587,777) 99.9%		2,767,488
	Other Assets, less Liabilities 0.1%		2,473

	Net Assets 100.0%		$2,769,961

See Abbreviations on page 52.

a Non-income producing.

b A portion or all of the security is on loan at March 31, 2018. See Note 1(b).

c See Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

32	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Small Cap Equity ETF

	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.36

Income from investment operations[b]:

Net investment income[c]	0.33

Net realized and unrealized gains (losses)	1.27

Total from investment operations	1.60

Less distributions from net investment income	(0.30)

Net asset value, end of year	$26.66

Total return[d]	6.34%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.15%	[f]

Expenses net of waiver and payments by affiliates	0.35%	[f]

Net investment income	1.40%

Supplemental data

Net assets, end of year (000’s)	$2,666

Portfolio turnover rate[g]	23.99%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin LibertyQ U.S. Small Cap Equity ETF

		Shares	Value

	Common Stocks 99.7%
	Consumer Discretionary 23.9%
	Dine Brands Global Inc.	72	$4,722
a	1-800-FLOWERS.Com Inc.	134	1,581
	Abercrombie & Fitch Co., A	402	9,732
	Acushnet Holdings Corp.	66	1,524
a	Adtalem Global Education Inc.	236	11,222
a	America’s Car-Mart Inc.	32	1,614
	American Eagle Outfitters Inc.	848	16,901
a	American Outdoor Brands Corp.	228	2,353
a	American Public Education Inc.	76	3,268
a	Asbury Automotive Group Inc.	108	7,290
a	Ascena Retail Group Inc.	690	1,387
a	At Home Group Inc.	22	705
	Barnes & Noble Inc.	234	1,158
	Bassett Furniture Industries Inc.	50	1,518
a	Belmond Ltd., A	276	3,077
	Big 5 Sporting Goods Corp.	112	812
	Big Lots Inc.	272	11,840
	BJ’s Restaurants Inc.	98	4,400
	Bloomin’ Brands Inc.	518	12,577
b	Buckle Inc.	162	3,588
a	Build-A-Bear-Workshop Inc.	62	567
	Caleres Inc.	216	7,258
	Camping World Holdings Inc., A	108	3,483
	Capella Education Co.	68	5,940
a	Career Education Corp.	250	3,285
	Chico’s FAS Inc.	664	6,003
	Churchill Downs Inc.	28	6,833
a	Chuy’s Holdings Inc.	88	2,306
	Citi Trends Inc.	68	2,102
	Collectors Universe Inc.	44	691
	Columbia Sportswear Co.	122	9,324
	Cooper Tire & Rubber Co.	228	6,680
a	Cooper-Standard Holding Inc.	68	8,351
	Core-Mark Holding Co. Inc.	198	4,209
	Cracker Barrel Old Country Store Inc.	118	18,786
a	Crocs Inc.	146	2,373
	CSS Industries Inc.	36	630
	Dana Inc.	316	8,140
a	Dave & Buster’s Entertainment Inc.	198	8,265
a	Deckers Outdoor Corp.	142	12,784
a	Del Frisco’s Restaurant Group Inc.	82	1,251
a	Denny’s Corp.	354	5,462
	Dillard’s Inc., A	46	3,696
a	Dorman Products Inc.	128	8,475
	DSW Inc., A	312	7,008
a	Duluth Holdings Inc.	44	824
a	El Pollo Loco Holdings Inc.	90	855
	Entravision Communications Corp., A	144	677
	Escalade Inc.	50	685
	Ethan Allen Interiors Inc.	138	3,167
a	Express Inc.	158	1,131
a	Fiesta Restaurant Group Inc.	134	2,479
a	Five Below Inc.	290	21,269
	Flexsteel Industries Inc.	36	1,425
a	Francesca’s Holdings Corp.	204	979
	Gannett Co. Inc.	586	5,848
a	Genesco Inc.	110	4,466
a	Grand Canyon Education Inc.	254	26,650
	Group 1 Automotive Inc.	74	4,835

34	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Consumer Discretionary (continued)
	Guess? Inc.	280	$5,807
	Hamilton Beach Brands Holding Co., A	6	127
	Haverty Furniture Cos. Inc.	114	2,297
a	Hibbett Sports Inc.	106	2,539
	Hooker Furniture Corp.	52	1,908
	ILG Inc.	440	13,688
a	iRobot Corp.	100	6,419
a	J. Jill Inc.	42	186
	Jack in the Box Inc.	142	12,117
	Johnson Outdoors Inc., A	28	1,736
a	Kirkland’s Inc.	74	717
	La-Z-Boy Inc.	232	6,948
	LCI Industries	102	10,623
	Liberty Tax Inc.	44	444
	Lifetime Brands Inc.	54	670
a	Malibu Boats Inc., A	48	1,594
	Marcus Corp.	94	2,853
	Marine Products Corp.	38	532
	Marriott Vacations Worldwide Corp.	66	8,791
a	MCBC Holdings Inc.	56	1,411
	Meredith Corp.	196	10,545
a	Monarch Casino & Resort Inc.	24	1,015
	Monro Inc.	134	7,182
	Movado Group Inc.	74	2,842
	National CineMedia Inc.	268	1,391
a	Nautilus Inc.	136	1,829
	New Media Investment Group Inc.	298	5,108
	Nutrisystem Inc.	128	3,450
	Office Depot Inc.	1,768	3,801
a	Ollie’s Bargain Outlet Holdings Inc.	186	11,216
a	Overstock.com Inc.	34	1,233
	Oxford Industries Inc.	86	6,412
	Papa John’s International Inc.	116	6,647
	PetMed Express Inc.	116	4,843
	Pier 1 Imports Inc.	434	1,397
a	Potbelly Corp.	110	1,326
a	Regis Corp.	76	1,150
b	Rent-A-Center Inc.	222	1,916
	Ruth’s Hospitality Group Inc.	136	3,325
	Scholastic Corp.	148	5,748
	Shoe Carnival Inc.	68	1,618
a	Sleep Number Corp.	198	6,960
	Sonic Automotive Inc.	130	2,464
a	Sportsman’s Warehouse Holdings Inc.	166	677
	Standard Motor Products Inc.	98	4,662
	Steven Madden Ltd.	266	11,677
	Strayer Education Inc.	60	6,063
	Sturm Ruger & Co. Inc.	90	4,725
	Superior Uniform Group Inc.	40	1,051
	Tailored Brands Inc.	180	4,511
	Tenneco Inc.	234	12,840
	Texas Roadhouse Inc., A	390	22,534
	The Cato Corp., A	124	1,828
	The Cheesecake Factory Inc.	274	13,212
	The Children’s Place Inc.	94	12,713
a	The Container Store Group Inc.	78	424
	The Finish Line Inc., A	202	2,735
a	The Habit Restaurants Inc., A	94	827
	The New York Times Co., A	606	14,605

libertyshares.com	Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Consumer Discretionary (continued)
	Tile Shop Holdings Inc.	180	$1,080
	Tilly’s Inc., A	62	701
a	Vera Bradley Inc.	94	997
	Weyco Group Inc.	34	1,142
a	WideOpenWest Inc.	44	315
	Winmark Corp.	12	1,570
	Wolverine World Wide Inc.	480	13,872
	World Wrestling Entertainment Inc.	150	5,401
a	Zoe’s Kitchen Inc.	90	1,300
a	Zumiez Inc.	80	1,912

			638,660

	Consumer Staples 5.1%
b	B&G Foods Inc., A	282	6,683
a	Boston Beer Inc., A	42	7,940
a	Central Garden & Pet Co., A	130	5,149
a	Central Garden & Pet Co.	40	1,720
	Coca-Cola Bottling Co. Consolidated	24	4,144
	Dean Foods Co.	468	4,034
a	Farmer Brothers Co.	40	1,208
a	Hostess Brands Inc., A	276	4,082
	Ingles Markets Inc., A	68	2,302
	Inter Parfums Inc.	76	3,583
	J & J Snack Foods Corp.	82	11,198
	John B. Sanfilippo & Son Inc.	42	2,431
	Lancaster Colony Corp.	86	10,590
	Medifast Inc.	60	5,607
	National Beverage Corp.	66	5,875
a	Natural Grocers by Vitamin Cottage Inc.	38	272
	Natures Sunshine Products Inc.	56	616
a	Performance Food Group Co.	334	9,970
	PriceSmart Inc.	112	9,358
	Sanderson Farms Inc.	92	10,950
a	Smart & Final Stores Inc.	80	444
a	The Chefs’ Warehouse Inc.	40	920
	Universal Corp.	106	5,141
	Vector Group Ltd.	446	9,094
	Village Super Market Inc., A	48	1,266
	WD-40 Co.	70	9,219
	Weis Markets Inc.	54	2,213

			136,009

	Energy 0.0%†
a	Smart Sand Inc.	66	384

	Financials 8.6%
	1st Source Corp.	58	2,936
	Ames National Corp.	42	1,155
b	AmTrust Financial Services Inc.	304	3,742
	Anworth Mortgage Asset Corp.	274	1,315
	Apollo Commercial Finance Inc.	384	6,904
	B. Riley Financial Inc.	68	1,326
	Baldwin & Lyons Inc., B	38	836
	BancFirst Corp.	74	3,929
	Blue Capital Reinsurance Holdings Ltd.	22	268
	Bryn Mawr Bank Corp.	72	3,164
	Capitol Federal Financial Inc.	284	3,507
	Capstead Mortgage Corp.	342	2,958
	Citizens & Northern Corp.	50	1,155

36	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Financials (continued)
a	Citizens Inc., A	224	$1,640
	Clifton Bancorp Inc.	82	1,283
	CNB Financial Corp.	58	1,687
	Cohen & Steers Inc.	94	3,822
	Community Bank System Inc.	232	12,426
	Crawford & Co., B	58	477
	Diamond Hill Investment Group Inc.	10	2,066
	Donegal Group Inc., A	20	316
	Dynex Capital Inc.	164	1,087
	EMC Insurance Group Inc.	30	812
a	Essent Group Ltd.	332	14,130
	Evercore Inc.	174	15,173
	Farmers Capital Bank Corp.	36	1,438
	FBL Financial Group Inc., A	36	2,497
	Financial Institutions Inc.	76	2,250
	First Bancorp Inc.	42	1,175
	First Citizens Bancorp	34	777
	First Commonwealth Financial Corp.	454	6,415
	First Financial Northwest Inc.	36	603
	First Guaranty Bancshares Inc.	16	416
	Greene County Bancorp Inc.	8	294
	Greenhill & Co. Inc.	126	2,331
a	Hallmark Financial Services Inc.	46	410
	Heritage Commerce Corp.	120	1,978
	Heritage Financial Corp.	118	3,611
	Horace Mann Educators Corp.	206	8,807
	International Bancshares Corp.	228	8,869
	Invesco Mortgage Capital	512	8,387
	Investors Title Co.	6	1,199
	Kingstone Cos. Inc.	28	470
	Lakeland Financial Corp.	100	4,623
	LCNB Corp.	38	722
	Macatawa Bancorp	110	1,130
	Maiden Holdings Ltd.	342	2,223
	MBT Financial Corp.	72	774
	MidSouth Bancorp Inc.	38	481
	Midwestone Financial Group Inc.	44	1,465
	National Bankshares Inc.	32	1,442
	National Western Life Group Inc., A	14	4,268
	NBT Bancorp Inc.	180	6,387
	Nelnet Inc., A	94	4,927
	Northfield Bancorp Inc.	208	3,247
	Northwest Bancshares Inc.	428	7,088
	Ohio Valley Banc Corp.	14	586
	Old Point Financial Corp.	14	369
	Penns Woods Bancorp Inc.	16	677
	Premier Financial Bancorp Inc.	46	856
	Provident Financial Services Inc.	314	8,035
	Pzena Investment Management Inc., A	58	646
a	Regional Management Corp.	58	1,847
	Shore Bancshares Inc.	52	981
	Silvercrest Asset Management Group Inc., A	32	486
	Summit Financial Group Inc.	40	1,000
	Territorial Bancorp Inc.	38	1,127
	Tompkins Financial Corp.	46	3,485
	TrustCo Bank Corp. NY	418	3,532
	United Fire Group Inc.	78	3,733
	Universal Insurance Holdings Inc.	126	4,019
	Value Line Inc.	8	146

libertyshares.com	Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Financials (continued)
	Virtu Financial Inc., A	80	$2,640
	Waddell & Reed Financial Inc., A	314	6,346
	Walker & Dunlop Inc.	88	5,229
	Westwood Holdings Group Inc.	40	2,260
a	World Acceptance Corp.	30	3,159

			229,977

	Health Care 12.1%
a	AAC Holdings Inc.	56	643
a	Acorda Therapeutics Inc.	188	4,446
a	Addus Homecare Corp.	24	1,168
a	Almost Family Inc.	58	3,248
a	Amedisys Inc.	146	8,810
a	AMN Healthcare Services Inc.	206	11,691
a	AtriCure Inc.	96	1,970
	Atrion Corp.	8	5,050
a	Biospecifics Technologies Corp.	22	975
a	BioTelemetry Inc.	136	4,223
	Cantel Medical Corp.	160	17,826
a	Cardiovascular Systems Inc.	110	2,412
	Chemed Corp.	82	22,375
a	Civitas Solutions Inc.	60	924
a	Community Health Systems Inc.	384	1,521
	Computer Programs and Systems Inc.	56	1,635
	CONMED Corp.	126	7,980
a	Corcept Therapeutics Inc.	454	7,468
a	CorVel Corp.	40	2,022
a	CryoLife Inc.	124	2,486
a	Cutera Inc.	58	2,915
a	Eagle Pharmaceuticals Inc.	18	948
	Encompass Health Corp.	486	27,785
a	Enzo Biochem Inc.	166	910
a	Fonar Corp.	20	596
a	Genomic Health Inc.	100	3,129
a	Globus Medical Inc., A	344	17,138
a	Heska Corp.	26	2,056
a	Inogen Inc.	54	6,633
a	Integra LifeSciences Holdings	254	14,056
	Kindred Healthcare Inc.	514	4,703
	LeMaitre Vascular Inc.	66	2,391
a	LHC Group Inc.	70	4,309
	Luminex Corp.	168	3,540
a	Masimo Corp.	262	23,043
	Meridian Bioscience Inc.	230	3,266
a	Merit Medical Systems Inc.	148	6,712
a,b	MiMedx Group Inc.	430	2,997
a	Myriad Genetics Inc.	312	9,220
	National Healthcare Corp.	52	3,101
	National Research Corp., A	44	1,287
a	NuVasive Inc.	152	7,936
a	Orthofix International Nv	86	5,055
a	OrthoPediatrics Corp.	10	151
	Owens & Minor Inc.	290	4,510
a	PDL BioPharma Inc.	848	2,493
a	Penumbra Inc.	130	15,034
	Phibro Animal Health Corp.	82	3,255
a	Prestige Brands Holdings Inc.	176	5,935
a	Quality Systems Inc.	232	3,167
a	Reata Pharmaceuticals Inc.	34	697

38	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Health Care (continued)
	Simulations Plus Inc.	36	$531
a	STAAR Surgical Co.	94	1,391
a	Supernus Pharmaceuticals Inc.	208	9,526
a	Tactile Systems Technology Inc.	38	1,208
	U.S. Physical Therapy Inc.	50	4,065
	Utah Medical Products Inc.	18	1,779
a	Varex Imaging Corp.	136	4,866
a	Vocera Communications Inc.	94	2,201

			323,408

	Industrials 16.9%
	ABM Industries Inc.	262	8,772
	Aircastle Ltd.	212	4,210
	Alamo Group Inc.	42	4,616
	Albany International Corp., A	60	3,762
	Allegiant Travel Co.	64	11,043
	Altra Industrial Motion Corp.	126	5,790
	Applied Industrial Technologies Inc.	216	15,746
	Astec Industries Inc.	80	4,414
	BG Staffing Inc.	24	456
	Brady Corp., A	220	8,173
	Briggs & Stratton Corp.	162	3,468
a	Covenant Transportation Group Inc., A	48	1,432
	Deluxe Corp.	284	21,019
	Douglas Dynamics Inc.	88	3,815
	Ennis Inc.	116	2,285
	EnPro Industries Inc.	68	5,262
	EnviroStar Inc.	10	393
	Exponent Inc.	106	8,337
	Federal Signal Corp.	240	5,285
	Forward Air Corp.	152	8,035
a	Foundation Building Materials Inc.	30	447
a	Franklin Covey Co.	48	1,291
	Global Brass & Copper Holdings Inc.	80	2,676
	Hawaiian Holdings Inc.	204	7,895
	Healthcare Services Group Inc.	296	12,870
	Heartland Express Inc.	202	3,634
	Heidrick & Struggles International Inc.	100	3,125
a	Heritage-Crystal Clean Inc.	28	659
	Herman Miller Inc.	300	9,585
	Hillenbrand Inc.	284	13,036
	HNI Corp.	214	7,723
a	Huttig Building Products Inc.	72	377
	Hyster-Yale Materials Handling Inc.	44	3,077
	ICF International Inc.	94	5,494
	Insperity Inc.	186	12,936
	Interface Inc.	266	6,703
	John Bean Technologies Corp.	126	14,288
	Kadant Inc.	52	4,914
	Kaman Corp., A	130	8,076
	Kelly Services Inc., A	162	4,704
	Kforce Inc.	142	3,841
	Kimball International Inc., B	166	2,829
	Knight-Swift transportation Holdings Inc.	540	24,845
	Knoll Inc.	222	4,482
	Korn/Ferry International	284	14,652
a	Lawson Products Inc.	30	758
	Lindsay Corp.	46	4,206
	LSC Communications Inc.	116	2,024

libertyshares.com	Annual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Industrials (continued)
	McGrath RentCorp	110	$5,906
	Mobile Mini Inc.	212	9,222
a	Moog Inc., A	104	8,571
	MSA Safety Inc.	112	9,323
	National Presto Industries Inc.	20	1,875
	Omega Flex Inc.	14	911
	Preformed Line Products Co.	12	781
	Quad/Graphics Inc.	104	2,636
	Resources Connection Inc.	172	2,786
a	Rush Enterprises Inc., B	10	404
a	SAIA Inc.	132	9,920
	Schneider National Inc., B	142	3,701
	Simpson Manufacturing Co. Inc.	178	10,251
	Standex International Corp.	58	5,530
	Steelcase Inc., A	448	6,093
	Tennant Co.	98	6,635
	The Brink’s Co.	208	14,841
	The Eastern Co.	16	456
a	Trex Co. Inc.	122	13,270
	UniFirst Corp.	68	10,992
	Universal Logistics Holdings Inc.	38	804
	Watts Water Technologies Inc., A	114	8,858
	Werner Enterprises Inc.	238	8,687
a	Willdan Group Inc.	24	680

			450,593

	Information Technology 20.1%
a	Acacia Communications Inc.	60	2,308
	ADTRAN Inc.	98	1,524
a	Advanced Energy Industries Inc.	120	7,668
	American Software Inc., A	124	1,612
a	Aspen Technology Inc.	336	26,507
a	Avid Technology Inc.	154	699
	Badger Meter Inc.	114	5,375
	Blackbaud Inc.	152	15,475
	Cabot Microelectronics Corp.	98	10,497
a	Carbonite Inc.	98	2,822
a	Care.com Inc.	46	748
a	CEVA Inc.	70	2,534
a	Cimpress NV	112	17,326
a	Cirrus Logic Inc.	296	12,026
a	Clearfield Inc.	44	568
a	CommerceHub Inc., C	112	2,519
a	CommerceHub Inc., A	52	1,170
a	CommVault Systems Inc.	202	11,554
a	Control4 Corp.	84	1,804
	Convergys Corp.	442	9,998
	CSG Systems International Inc.	170	7,699
a	CyberOptics Corp.	22	396
	Daktronics Inc.	150	1,322
a	EPAM Systems Inc.	228	26,111
a	ePlus Inc.	58	4,507
	EVERTEC Inc.	252	4,120
a	Extreme Networks Inc.	234	2,590
	Fair Isaac Corp.	158	26,760
	Forrester Research Inc.	54	2,238
a	GrubHub Inc.	280	28,412
	Hackett Group Inc.	112	1,799
a	Imperva Inc.	110	4,763

40	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Information Technology (continued)
a	Insight Enterprises Inc.	188	$6,567
	InterDigital Inc.	168	12,365
a	Iteris Inc.	78	387
	J2 Global Inc.	210	16,573
	Littelfuse Inc.	112	23,316
	ManTech International Corp., A	104	5,769
a	MicroStrategy Inc.	40	5,160
a	Mitek Systems Inc.	142	1,051
	MKS Instruments Inc.	200	23,130
	Monolithic Power Systems	194	22,459
	Monotype Imaging Holdings Inc.	204	4,580
	NIC Inc.	294	3,910
a	Novanta Inc.	66	3,442
	NVE Corp.	16	1,330
	PC Connection Inc.	56	1,400
a	PC Mall Inc.	30	249
	Pegasystems Inc.	184	11,160
a	Pixelworks Inc.	84	325
	Plantronics Inc.	158	9,538
	QAD Inc., A	42	1,749
a	Qualys Inc.	112	8,148
a	Quantum Corp.	84	306
a	RingCentral Inc., A	208	13,208
a	Rosetta Stone Inc.	38	500
a	Rudolph Technologies Inc.	120	3,324
a	ScanSource Inc.	120	4,266
	Science Applications International Corp.	150	11,820
a	Silicon Laboratories Inc.	176	15,822
a	Stamps.com Inc.	60	12,063
a	Sykes Enterprises Inc.	154	4,457
a	Syntel Inc.	118	3,013
a	Tech Data Corp.	140	11,918
a	The Meet Group Inc.	246	514
	Travelport Worldwide Ltd.	424	6,928
	TTEC Holdings Inc.	64	1,965
a	Tucows Inc., A	26	1,456
a	Ubiquiti Networks Inc.	112	7,706
a	Varonis Systems Inc.	62	3,751
	Vishay Intertechnology Inc.	452	8,407
a	Vishay Precision Group Inc.	22	685
a	XO Group Inc.	112	2,324
a	Yelp Inc.	272	11,356
a	Yext Inc.	60	759
a	Zix Corp.	280	1,196

			535,803

	Materials 1.3%
	Chase Corp.	30	3,494
	Greif Inc., B	24	1,398
	Greif Inc., A	110	5,747
	Innophos Holdings Inc.	80	3,217
	Myers Industries Inc.	100	2,115
	Schweitzer-Mauduit International Inc.	134	5,246
	Sensient Technologies Corp.	188	13,269

			34,486

libertyshares.com	Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Real Estate 4.9%
a	Altisource Portfolio Solutions SA	50	$1,328
	Cedar Realty Trust Inc.	180	709
	Chesapeake Lodging Trust	212	5,896
	First Industrial Realty Trust Inc.	258	7,541
	Franklin Street Properties Corp.	510	4,289
	Government Properties Income Trust	372	5,082
	Healthcare Realty Trust Inc.	512	14,188
	LaSalle Hotel Properties	544	15,781
	Lexington Realty Trust	1,044	8,216
	LTC Properties Inc.	186	7,068
	Monmouth Real Estate Investment Corp., A	166	2,497
	One Liberty Properties Inc.	70	1,547
	Preferred Apartment Communities Inc., A	156	2,214
	PS Business Parks Inc.	110	12,434
a	Quality Care Properties Inc.	372	7,228
a	Rafael Holdings Inc., B	40	194
	Ramco-Gershenson Properties Trust	396	4,895
	RE/MAX Holdings Inc., A	94	5,682
	RLJ Lodging Trust	348	6,765
	Select Income REIT	294	5,727
	STAG Industrial Inc.	294	7,033
	The RMR Group Inc., A	16	1,119
	Urstadt Biddle Properties, A	128	2,470

			129,903

	Telecommunication Services 0.7%
	Cogent Communications Holdings Inc.	162	7,031
a	IDT Corp., B	80	501
	Spok Holdings Inc.	84	1,256
a	Vonage Holdings Corp.	878	9,351

			18,139

	Utilities 6.1%
	ALLETE Inc.	214	15,462
	American States Water Co.	184	9,763
	Artesian Resources Corp., A	30	1,094
	Avista Corp.	296	15,170
	California Water Service Group	206	7,674
	Chesapeake Utilities Corp.	64	4,502
	El Paso Electric Co.	186	9,486
	IDACORP Inc.	160	14,123
	MGE Energy Inc.	154	8,639
	New Jersey Resources Corp.	350	14,035
	Northwest Natural Gas Co.	122	7,033
	NRG Yield Inc., A	124	2,039
	SJW Group	58	3,057
	Southwest Gas Holdings Inc.	210	14,202
	Spark Energy Inc., A	62	735
	Spire Inc.	200	14,460
	Unitil Corp.	62	2,878
	WGL Holdings Inc.	214	17,901

			162,253

	Total Investments before Short Term Investments (Cost $2,533,975)		2,659,615

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STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Principal Amount	Value

	Short-Term Investments (Cost $12,950) 0.5%
	Investments from Cash Collateral Received for Loaned Securities 0.5%
	Money Market Funds 0.5%
c,d	Institutional Fiduciary Trust Money Market Portfolio, 1.24%	$12,950	$12,950

	Total Investments (Cost $2,546,925) 100.2%		2,672,565
	Other Assets, less Liabilities (0.2)%		(6,372)

	Net Assets 100.0%		$2,666,193

See Abbreviations on page 52.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2018. See Note 1(b).

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2018

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
+Investments in securities:
Cost – Unaffiliated issuers	$99,058,752	$2,582,577	$2,533,975
Cost – Non-controlled affiliates (Note 3d)	305,850	5,200	12,950

Value – Unaffiliated issuers	$108,163,979	$2,762,288	$2,659,615
Value – Non-controlled affiliates (Note 3d)	305,850	5,200	12,950
Cash	61,234	4,917	4,019
Receivables:
Dividends	123,404	3,657	3,354

Total assets	108,654,467	2,776,062	2,679,938

Liabilities:
Payables:
Management fees	23,039	901	795
Payable upon return of securities loaned	305,850	5,200	12,950

Total liabilities	328,889	6,101	13,745

Net assets, at value	$108,325,578	$2,769,961	$2,666,193

Net assets consist of:
Paid-in capital	$99,079,530	$2,599,982	$2,549,636
Undistributed net investment income	199,982	4,790	4,101
Net unrealized appreciation (depreciation)	9,105,227	179,711	125,640
Accumulated net realized gain (loss)	(59,161)	(14,522)	(13,184)

Net assets, at value	$108,325,578	$2,769,961	$2,666,193

Shares outstanding	3,800,000	100,000	100,000

Net asset value per share	$28.51	$27.70	$26.66

+Includes securities loaned	299,385	5,095	12,560

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FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2018a

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Investment income:
Dividends: (net of foreign taxes)
Unaffiliated issuers	$2,230,623	$66,859	$52,584
Income from securities loaned (net of fees and rebates)	810	14	70

Total investment income	2,231,433	66,873	52,654

Expenses:
Management fees (Note 3a)	237,139	10,669	10,502
Transfer agent fees	9,317	9,317	9,317
Custodian fees	1,047	725	724
Reports to shareholders	8,833	2,331	2,237
Registration and filing fees	173	22	22
Professional fees	29,996	5,405	5,099
Trustees’ fees and expenses	14,371	589	468
Other	4,531	6,021	6,016

Total expenses	305,407	35,079	34,385
Expenses waived/paid by affiliates (Note 3a and 3c)	(68,506)	(24,413)	(23,888)

Net expenses	236,901	10,666	10,497

Net investment income	1,994,532	56,207	42,157

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(100,632)	(14,608)	(14,830)
In-kind redemptions	2,789,780	124,836	46,181

Net realized gain (loss)	2,689,148	110,228	31,351

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	9,105,227	179,711	125,640

Net realized and unrealized gain (loss)	11,794,375	289,939	156,991

Net increase (decrease) in net assets resulting from operations	$13,788,907	$346,146	$199,148

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$1,994,532	$56,207	$42,157
Net realized gain (loss)	2,689,148	110,228	31,351
Net change in unrealized appreciation (depreciation)	9,105,227	179,711	125,640

Net increase (decrease) in net assets resulting from operations	13,788,907	346,146	199,148

Distributions to shareholders from net investment income	(1,783,204)	(51,110)	(36,568)

Capital share transactions: (Note 2)	96,319,875	2,474,925	2,503,613

Net increase (decrease) in net assets	108,325,578	2,769,961	2,666,193
Net assets:
Beginning of year	—	—	—

End of year	$108,325,578	$2,769,961	$2,666,193

Undistributed net investment income included in net assets, end of year	$199,982	$4,790	$4,101

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

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Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-two separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective April 26, 2017, the Trust began offering shares of Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF. Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by Franklin Advisers, Inc., as applicable, according to the terms of the unified management fee agreement.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS

At March 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ U.S. Equity ETF		Franklin LibertyQ U.S. Mid Cap Equity ETF
	Shares	Amount	Shares	Amount
Period ended March 31, 2018[a]
Shares sold	4,650,000	$120,156,252	200,000	$5,110,349
Shares redeemed	(850,000)	(23,836,377)	(100,000)	(2,635,424)

Net increase (decrease)	3,800,000	$96,319,875	100,000	$2,474,925

	Franklin LibertyQ U.S. Small Cap Equity ETF
	Shares	Amount
Period ended March 31, 2018[a]
Shares sold	150,000	$3,803,994
Shares redeemed	(50,000)	(1,300,381)

Net increase (decrease)	100,000	$2,503,613

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Effective December 1, 2017, the Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ U.S. Equity ETF	0.25%
Franklin LibertyQ U.S. Mid Cap Equity ETF	0.30%
Franklin LibertyQ U.S. Small Cap Equity ETF	0.35%

Prior to December 1, 2017, the Funds paid an investment management fee to Advisers equivalent to the annual unified management fee based on the average daily net assets of each of the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Prior to December 1, 2017, Advisers had contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.25%, 0.30% and 0.35%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Prior to September 1, 2017, the contractual waivers excluded acquired fund fees and expenses. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the year ended March 31, 2018, the Funds held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin LibertyQ U.S. Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.24%	—	1,654,474	(1,348,624)	305,850	$305,850	$—	$—	$—

Franklin LibertyQ U.S. Mid Cap Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.24%	—	138,879	(133,679)	5,200	$5,200	$—	$—	$—

Franklin LibertyQ U.S. Small Cap Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.24%	—	344,750	(331,800)	12,950	$12,950	$—	$—	$—

e. Other Affiliated Transactions

At March 31, 2018, the shares of Franklin LibertyQ U.S. Equity ETF were owned by the following entities:

Fund	Shares	Percentage of Outstanding Shares[a]
Franklin Moderate Allocation Fund	1,399,000	36.8%
Franklin Growth Allocation Fund	1,092,100	28.7%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	630,900	16.6%
Franklin Conservative Allocation Fund	593,700	15.6%

	3,715,700	97.7%

aInvestment activities of significant shareholders could have a material impact on the Funds.

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2018, the capital loss carryforwards were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Capital loss carryforwards:
Short term	$53,369	$9,533	$13,671

The tax character of distributions paid during the year ended March 31, 2018, was as follows:

	Franklin Liberty U.S. Equity ETF	Franklin Liberty U.S. Mid Cap ETF	Franklin Liberty U.S. Small Cap ETF
Distributions paid from ordinary income	$1,783,204	$51,110	$36,568

At March 31, 2018, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of investments	$99,370,394	$2,592,766	$2,546,438

Unrealized appreciation	$12,575,125	$305,237	$333,827
Unrealized depreciation	(3,475,690)	(130,515)	(207,700)

Net unrealized appreciation (depreciation)	$9,099,435	$174,722	$126,127

Distributable earnings – undistributed ordinary income	$199,982	$4,790	$4,101

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2018, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Purchases	$28,429,032	$1,374,758	$807,479
Sales	$21,542,407	$1,343,633	$765,548

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions (continued)

In-kind transactions associated with creation and redemptions for the year ended March 31, 2018, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of Securities Received	$113,933,922	$5,097,150	$3,796,494
Value of Securities Delivered[a]	$23,740,727	$2,633,616	$1,298,463

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

At March 31, 2018, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap ETF	Franklin LibertyQ U.S. Small ETF
Securities lending transactions[a]:
Equity investments[b]	$305,850	$5,200	$12,950

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2018, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

7. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF (the “Funds”) as of March 31, 2018, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period April 26, 2017 (commencement of operations) through March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period April 26, 2017 (commencement of operations) through March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 17, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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FRANKLIN TEMPLETON ETF TRUST

Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2018:

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
100%	91.57%	100%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2018:

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
$2,021,086	$52,485	$42,158

Distributions, including qualified dividend income, paid during calendar year 2018 will be reported to shareholders on Form 1099-DIV by mid-February 2019. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2016	36	Zentific Investment Management (hedge fund) (2015-present) and Axis Bank (2013-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	36	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present) and Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	43	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton Investments; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 2: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

(each a Fund)

At an in-person meeting held on October 25, 2017 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an amended and restated investment management agreement to adopt a unified management fee (Unified Fee) between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each an Amended Management Agreement) for an initial two-year period effective December 1, 2017. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Amended Management Agreement.

In considering the approval of each Amended Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting, and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Amended Management Agreement, including, but not limited to: (1) the nature, extent and quality of the services to be provided by the Manager; and (ii) the costs of the services to be provided by the Manager. The Board also reviewed and considered the form of Amended Management Agreement and the terms of each Amended Management Agreement, which were explained at the Meeting, noting that, with the exception of the proposed unified fee structure, the form of management agreement was substantially the same as the current investment management agreements for the Funds and as the standard form of investment management agreement for the other funds in the Franklin Templeton family of funds, and that the Unified Fee is consistent with the unified fee structure of other passively managed series of the Trust. The Board noted management’s explanation that it was relying on and had complied with the conditions of prior no-action relief that had been granted to another fund complex and investment adviser confirming that the Securities and Exchange Commission would not recommend enforcement action if an investment advisory agreement was amended without a shareholder vote to establish a unified fee.

In approving each Amended Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Amended Management Agreement are fair and reasonable and that such Amended Management Agreement is in the interests of each respective Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to each Fund and its shareholders. This information included, among other things, management’s representation that each Amended Management Agreement will not reduce or modify in any way the nature, extent and quality of the services currently provided to each Fund. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to each Fund and its shareholders under the Fund’s Amended Management Agreement.

FUND PERFORMANCE. The Board noted that the Funds commenced investment operations on April 26, 2017. In light of each Fund’s brief operating history, the Board concluded that additional time is needed to evaluate the performance of the Fund.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding the proposed Unified Fee. In particular, the Board noted management’s representation that changing to the Unified Fee would not result in any increase to the Manager’s management fee. The Board also noted management’s representation that each Fund’s net operating expenses under the Unified Fee are expected to be the same as such Fund’s current net operating expenses after expense waivers and reimbursements because, under the Unified Fee, the Manager’s obligation under the current fee waiver and expense reimbursement agreements to cap ordinary expenses at the same rate as the Fund’s management fee would become part of the Amended Management Agreement. The Board considered that pursuant to each Fund’s Amended Management Agreement, the Manager shall reimburse each Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (such arrangement, the Unified Fee). The Board concluded that the proposed Unified Fee for each Fund is reasonable.

The Board then noted that it did not consider any financial results from the Manager (and its affiliates) with respect to their relationships with the Funds because of the Funds’ recent inception dates, and thus, the Board could not meaningfully evaluate the Manager’s (or its affiliates’) profitability with respect to the Funds at this time.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s investment management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Amended Management Agreement for each Fund for an initial two-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at libertyshares.com.

libertyshares.com	Annual Report	59

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2018 Franklin Templeton Investments. All rights reserved.	ETF3 A 05/18

Franklin Templeton

ETF Trust

Annual Report

March 31, 2018

Franklin Liberty Intermediate Municipal Opportunities ETF
Franklin Liberty Municipal Bond ETF

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit libertyshares.com for fund

updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

libertyshares.com	Not part of the annual report	1

Annual Report

Municipal Bond Market Overview

The municipal bond market performed better than the US Treasury market but underperformed US stock markets during the seven-month period ended March 31, 2018. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, had a -0.87% total return for the period, while US Treasuries, as measured by the Bloomberg Barclays US Treasury Index, had a -1.98% total return.1 Both high-yield corporate bonds and high-yield municipal bonds outperformed their investment-grade counterparts. US stocks, as represented by the Standard & Poor’s® 500 Index, outperformed both municipals and US Treasuries with a +8.02% total return for the reporting period.1 US stocks experienced a significant bout of volatility in early February that led to losses in that month and reduced overall returns. Multiple factors, including recent indications of rising interest rates and proposed steel and aluminum tariffs, contributed to the volatility in stock markets and also drove losses in both the municipal bond market and US Treasury market during the first quarter of 2018.

Impending tax reform contained potential implications for the municipal bond market and caused a deluge of supply in December, as issuers rushed to market before the end of 2017. December supply of $63 billion and fourth-quarter 2017 supply of $145 billion eclipsed previous monthly and quarterly records of municipal bond issuance, respectively.2 Despite this extraordinary supply pressuring the market, strong demand buoyed returns through the end of 2017. However, diminished issuance ($62 billion in the first quarter of 2018, a 32% decline from the first quarter in 2017),2 heavy dealer inventories and selling pressures in 2018 led municipals to have a -1.11% total return during the first quarter of 2018, as measured by the Bloomberg Barclays Municipal Bond Index.1 Municipal performance was in line with US Treasuries, which had a total return of -1.18% during the same period.1

The Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its December 2017 meeting and another 0.25% at its March 2018 meeting. The target range stood at 1.50%–1.75% at period-end. The Fed also increased the discount rate 0.25% to 2.00% in December and another 0.25% at the March 2018 meeting, to finish the period at 2.25%. The Fed cited a strengthening economic outlook and strong labor market conditions in its press release following the March 2018 decision.

On February 27, 2018, Jerome Powell spoke before Congress for the first time as Fed Chair after succeeding Janet Yellen in that role. In his prepared remarks, Powell noted an economic backdrop of solid growth and a strong labor market. He reiterated the Fed’s intention to gradually raise interest rates in an effort to keep the economy from overheating, while still fostering a return of inflation to the Fed’s 2% target.

Investors continued to favor risky assets through most of the period. Municipal bonds with longer maturities generally performed better than bonds with shorter maturities, and high yield tax-exempt bonds outperformed their investment-grade counterparts. During the reporting period, the Bloomberg Barclays High Yield Municipal Bond Index generated a +1.88% total return and the Bloomberg Barclays Municipal Long Bond (22+ Years) Index had a -0.07% total return.1

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

2. The Bond Buyer, Thomson Reuters.

See www.franklintempletondatasources.com for additional data provider information.

2	Annual Report	libertyshares.com

Franklin Liberty Intermediate Municipal Opportunities ETF

This annual report for Franklin Liberty Intermediate Municipal Opportunities ETF covers the period since the Fund’s inception on August 31, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes by investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Credit Quality Composition*
3/31/18
Ratings	% of Total Investments
AAA	10.81%
AA	45.85%
A	8.93%
BBB	18.81%
Below Investment Grade	1.34%
Not Rated	14.26%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

For the period since inception on August 31, 2017, through March 31, 2018, the Fund had cumulative total returns of -1.16% based on market price and -1.53% based on net asset value (NAV).2 In comparison, the Bloomberg Barclays

Municipal 1-15 Year Index had a -1.22% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Manager’s Discussion

During the short reporting period, we completed the initial buildout of the portfolio. The low supply environment at inception was especially evident in the high yield segment of the market. This, coupled with the positively sloping municipal yield curve, led us to find value in higher quality securities in the eight- to 15-year maturity range. After being fully invested in December, we selectively added higher yielding securities to the portfolio, while selling existing positions with lower yields.

During the first quarter of 2018, we added to holdings in health care, housing and land-backed sectors, among others. At period-end, the largest sector exposure was K-12 school districts and the largest state exposure was Ohio. Benchmark interest rates moved higher across all maturities during the period, which negatively impacted performance. In terms of quality, lower rated securities outperformed higher rated securities for the period, contributing to the Fund’s

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, US investors must be properly certified on Form W-9 and non-US investors on Form W-8BEN.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 16.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Portfolio Composition
3/31/18
% of Total Investments*
General Obligation	27.50%
Hospital & Health Care	17.17%
Utilities	16.86%
Higher Education	11.17%
Tax-Supported	10.27%
Other Revenue	6.19%
Subject to Government Appropriations	3.45%
Transportation	3.16%
Housing	2.87%
Corporate-Backed	1.36%

*Does not include cash and cash equivalents.

performance. The Fund will continue to look for opportunities to add high yielding securities in the eight- to- 15-year part of the yield curve. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Thank you for your participation in Franklin Liberty Intermediate Municipal Opportunities ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (8/31/17)	-1.53%	-1.16%	-1.53%	-1.16%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with waiver)	(without waiver)	(with waiver)	(without waiver)
2.43%	2.54%	0.96%	4.29%	1.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8/31/17–3/31/18

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (8/31/17–3/31/18)

Net Investment Income
$0.219391

Total Annual Operating Expenses9

With Waiver	Without Waiver
0.30%	0.82%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s investments in lower rated bonds include higher risk of default and loss of principal. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 8/29/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2018 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Source: Morningstar. Bloomberg Barclays 1-15 Year Municipal Bond Index measures the performance of municipal bonds with maturities from one to 17 years. It is a component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

libertyshares.com	Annual Report	7

FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$989.10	$1.49	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

8	Annual Report	libertyshares.com

Franklin Liberty Municipal Bond ETF

This annual report for Franklin Liberty Municipal Bond ETF covers the period since the Fund’s inception on August 31, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes by investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five to 15 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more US nationally recognized rating services (or comparable unrated or short-term rated securities).

Performance Overview

For the period since inception on August 31, 2017, through March 31, 2018, the Fund had cumulative total returns of -1.13% based on market price and -1.45% based on net asset value (NAV).2 In comparison, the Bloomberg Barclays Municipal Bond Index had a -0.87% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Credit Quality Composition*
3/31/18
Ratings	% of Total Investments
AAA	19.93%
AA	70.72%
A	7.81%
Not Rated	1.54%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Manager’s Discussion

During the short reporting period, we completed the initial buildout of the portfolio. The Fund was fully invested by the beginning of November. Due to the positively sloping municipal yield curve, we found value in higher quality securities in the 10- to 20-year maturity range, which we believe may ultimately allow us to achieve our objective of maximizing income for our investors.

During the first quarter of 2018, we took advantage of higher interest rates to selectively add to high grade securities, while selling lower yielding securities of similar structure. At period-end, the largest sector exposure was K-12 school districts and the largest state exposure was California. Benchmark interest rates moved higher across all maturities during the period, which negatively impacted performance. In terms of quality, lower rated securities outperformed higher rated securities for the period. The Fund was overweighted in AA and AAA rated securities versus its benchmark. The Fund will continue to look for opportunities to add attractively priced investment grade securities in the 10- to- 20-year part

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, US investors must be properly certified on Form W-9 and non-US investors on Form W-8BEN.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 16.

libertyshares.com	Annual Report	9

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Portfolio Composition
3/31/18
% of Total Investments*
General Obligation	40.71%
Utilities	19.89%
Higher Education	13.00%
Tax-Supported	7.76%
Transportation	6.48%
Hospital & Health Care	4.00%
Subject to Government Appropriations	3.53%
Other Revenue	3.28%
Housing	1.35%

*Does not include cash and cash equivalents.

of the yield curve. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Thank you for your participation in Franklin Liberty Municipal Bond ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Annual Report	libertyshares.com

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (8/31/17)	-1.45%	-1.13%	-1.45%	-1.13%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with waiver)	(without waiver)	(with waiver)	(without waiver)
2.79%	2.62%	1.04%	4.43%	1.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

libertyshares.com	Annual Report	11

FRANKLIN LIBERTY MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8/31/17–3/31/18

See page 13 for Performance Summary footnotes.

12	Annual Report	libertyshares.com

FRANKLIN LIBERTY MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Distributions (8/31/17–3/31/18)

Net Investment Income
$0.298621

Total Annual Operating Expenses9

With Waiver	Without Waiver
0.30%	0.82%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through at least 8/29/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2018 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

libertyshares.com	Annual Report	13

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$990.60	$1.49	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

14	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Intermediate Municipal Opportunities ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations:[b]

Net investment income (loss)[c]	0.22

Net realized and unrealized gains (losses)	(0.60)

Total from investment operations	(0.38)

Less distributions from net investment income	(0.22)

Net asset value, end of period	$24.40

Total return[d]	(1.53)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.71%

Expenses net of waiver and payments by affiliates	0.30%

Net investment income (loss)	1.55%

Supplemental data

Net assets, end of period (000’s)	$7,319

Portfolio turnover rate[f]	17.49%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	15

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin Liberty Intermediate Municipal Opportunities ETF

	Principal Amount	Value
Municipal Bonds 100.9%
Alaska 2.1%
Matanuska-Susitna Borough Lease Revenue, State of Alaska Lease Revenue Goose Creek Correctional Center Project, Refunding, 4.00%, 9/01/30	$150,000	$156,951

Arizona 1.6%
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Refunding, Series A, 5.00%, 1/01/24	100,000	115,320

Arkansas 1.4%
Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/25	100,000	101,625

California 7.6%
California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group, 5.00%, 6/01/27	100,000	113,426
California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000	99,871
California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	100,000	111,643
Orange County CFD No. 2017-1, Special Tax, Esencia Village Improvement Area No. 1, Series A, 5.00%, 8/15/28	100,000	116,058
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/25	100,000	113,412

		554,410

Colorado 4.3%
Colorado Springs Utilities System Revenue, Refunding, Series A-2, 5.00%, 11/15/20	100,000	108,248
Southglenn Metropolitan District Special Revenue, In the City of Centennial Colorado, Refunding, 5.00%, 12/01/30	100,000	104,305
Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%, 12/01/27	100,000	99,106

		311,659

Florida 3.9%
Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc Obligated Group, Refunding, 5.00%, 11/01/27	100,000	115,459
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%, 7/01/28	150,000	169,007

		284,466

Illinois 5.6%
Illinois State Finance Authority MFR, Better Housing Foundation ERNST Portfolio Project, Series A-1, 4.375%, 12/01/28	100,000	100,405
Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	114,847
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	245,000	192,418

		407,670

Kentucky 1.4%
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding and Improvement, Series A, 4.00%, 5/01/29	100,000	101,367

Maine 1.6%
Maine State Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/25	100,000	118,143

Maryland 3.2%
Maryland State EDC Revenue, Transportation Facilities Project, Refunding, Series A, 5.00%, 6/01/27	100,000	113,935
Maryland State GO, State and Local Facilities Loan of 2017, Refunding, Second Series B, 5.00%, 8/01/25	100,000	118,331

		232,266

16	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts 1.5%
Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B, 5.00%, 7/01/27	$100,000	$110,921

Michigan 3.0%
Grand Rapids EDC Revenue, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	101,671
Michigan State GO, Environmental Program, Refunding, Series A, 5.00%, 5/01/27	100,000	120,550

		222,221

Minnesota 5.2%
Farmington ISD No. 192 GO, School Building, Refunding, Series C, 5.00%, 2/01/21	100,000	108,637
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%, 3/01/22	150,000	155,442
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	113,386

		377,465

Missouri 1.6%
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/27	100,000	113,567

Montana 1.6%
Cascade County High School Dist A Great Falls GO, School Building, 5.00%, 7/01/25	100,000	116,252

Nevada 6.2%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Series A, 5.00%, 9/01/28	100,000	114,176
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	116,015
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%, 12/01/22	100,000	103,655
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	117,936

		451,782

New Jersey 1.4%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	100,159

New York 6.2%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	119,574
New York City GO, Fiscal 2018, Series 1, 5.00%, 8/01/26	100,000	118,604
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 4.00%, 8/01/24	100,000	110,265
New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing Program, Refunding, Series G, 4.00%, 10/01/22	100,000	108,198

		456,641

North Carolina 4.8%
North Carolina State Medical Care Commission Retirement Facilities First Mortgage Revenue, The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/27	100,000	113,376
University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 5.00%, 10/01/26	100,000	118,858
Winston-Salem City Water and Sewer System Revenue, 5.00%, 6/01/24	100,000	116,236

		348,470

Ohio 7.7%
Cleveland Water Revenue, second lien, Refunding, Series B, 5.00%, 1/01/27	100,000	119,005
Columbus GO, Refunding, Series 2017-1, 5.00%, 4/01/24	100,000	115,827
Franklin County Hospital Facilities Revenue, Nationwide Children’s Hospital Project, Refunding, Series A, 5.00%, 11/01/28	100,000	119,575
Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%, 1/15/28	100,000	100,158
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/25	100,000	111,134

		565,699

libertyshares.com	Annual Report	17

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Oregon 3.2%
	Oregon State Facilities Authority Revenue, Reed College Project, Refunding, Series A, 5.00%, 7/01/26	$100,000	$118,846
a	Portland Community College District GO, 5.00%, 6/15/25	100,000	117,957

			236,803

	Pennsylvania 5.5%
	Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC Events Center Project, 5.00%, 10/15/26	100,000	112,552
	Pennsylvania GO, first series, Refunding, 5.00%, 1/01/26	150,000	172,488
	Pennsylvania State Economic Development Financing Authority UPMC Revenue, Refunding, Series A, 3.375%, 11/15/33	125,000	120,354

			405,394

	Tennessee 4.4%
	Johnson City GO, Refunding, Series A, 5.00%, 6/01/22	100,000	111,621
	Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	99,268
	Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds, Subordinate, Refunding, Series A, 4.00%, 7/01/24	100,000	110,078

			320,967

	Texas 4.6%
	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	111,540
	Rockwall ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/23	100,000	113,149
	Texas State Water Development Board Revenue, Series A, 5.00%, 4/15/23	100,000	113,527

			338,216

	Utah 2.8%
	South Jordan Water Revenue, Refunding, 4.00%, 11/01/22	100,000	108,523
	Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	97,442

			205,965

	Vermont 1.6%
	Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series A, 5.00%, 7/01/28	100,000	116,565

	Washington 3.0%
	Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 5.00%, 9/01/22	100,000	112,469
	Skagit County Public Hospital District No. 1 Revenue, Improvement, Skagit Regional Health, Refunding, 5.00%, 12/01/29	100,000	110,647

			223,116

	Wisconsin 3.9%
	Fond Du Lac GO, Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	100,000	99,277
	PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%, 3/01/27	85,000	88,425
a	Wisconsin Health and Educational Facilities Authority Revenue, St. Johns Communities Inc. Project, Series A, 4.00%, 9/15/27	100,000	101,510

			289,212

	Total Investments (Cost $7,539,040) 100.9%		7,383,292
	Other Assets, less Liabilities (0.9)%		(64,558)

	Net Assets 100.0%		$7,318,734

aSecurity purchased on a when-issued basis. See Note 1(b)

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Municipal Bond ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations:[b]

Net investment income (loss)[c]	0.30

Net realized and unrealized gains (losses)	(0.66)

Total from investment operations	(0.36)

Less distributions from net investment income	(0.30)

Net asset value, end of period	$24.34

Total return[d]	(1.45)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.71%

Expenses net of waiver and payments by affiliates	0.30%

Net investment income (loss)	2.11%

Supplemental data

Net assets, end of period (000’s)	$7,302

Portfolio turnover rate[f]	5.00%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	19

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin Liberty Municipal Bond ETF

	Principal Amount	Value
Municipal Bonds 98.8%
Alaska 2.2%
Matanuska-Susitna Borough Lease Revenue, State of Alaska Lease Revenue Goose Creek Correctional Center Project, Refunding, 4.00%, 9/01/30	$150,000	$156,951

Arkansas 1.4%
Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/25	100,000	101,625

California 9.0%
Burbank RDA Successor Agency Tax Allocation Revenue, Refunding, 3.00%, 12/01/32	100,000	96,873
Clovis USD, GO, CABS, Refunding, zero cpn., 8/01/35	200,000	105,778
Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000	105,637
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/37	100,000	110,752
South Tahoe Joint Powers Financing Authority Lease Revenue, Redevlopment Project Area No. 1, Series A, BAM Insured, 5.00%, 10/01/30	100,000	116,059
University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000	118,919

		654,018

Colorado 6.1%
Adams and Weld Counties School District No. 27J Brighton GO, 5.00%, 12/01/42	100,000	115,844
Cherry Creek Co. School District No. 5 GO, Refunding, Series C, 5.00%, 12/15/35	100,000	118,105
Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000	108,124
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%, 3/01/35	100,000	105,954

		448,027

Connecticut 1.5%
Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	100,000	111,325

Florida 1.6%
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	100,000	116,508

Hawaii 1.5%
Hawaii State GO, Refunding, Series FH, 4.00%, 10/01/30	100,000	107,917

Kansas 3.0%
Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	103,076
Kansas State Department of Transportation Highway Revenue, Series A, 5.00%, 9/01/31	100,000	119,275

		222,351

Louisiana 1.4%
Louisiana GO, Series B, 4.00%, 10/01/34	100,000	104,338

Maine 1.6%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	100,000	118,645

Maryland 3.0%
Maryland State GO, State and Local Facilities Loan of 2017, Refunding, Second Series B, 5.00%, 8/01/25	100,000	118,331
Prince George’s County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	98,841

		217,172

Massachusetts 1.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series A, Subseries A-1, 5.00%, 7/01/33	100,000	117,272

Michigan 1.7%
Michigan State GO, Environmental Program, Refunding, Series A, 5.00%, 5/01/27	100,000	120,550

Minnesota 8.2%
Farmington ISD No. 192 GO, School Building, Refunding, Series C, 5.00%, 2/01/21	100,000	108,637
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%, 3/01/35	150,000	141,773
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	113,386
Southern Minnesota Municipal Power Agency Power Supply System Revenue, Series A, 5.00%, 1/01/31	100,000	117,804
University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	116,558

		598,158

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Municipal Bond ETF (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Missouri 1.3%
	Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	$100,000	$96,144

	Montana 1.6%
	Cascade County High School Dist A Great Falls GO, School Building, 5.00%, 7/01/25	100,000	116,252

	Nevada 3.1%
	Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	116,015
	Lyon County School District GO, Refunding, Series A, PSF Guarantee, 4.00%, 6/01/28	100,000	109,889

			225,904

	New Jersey 1.4%
	Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	100,159

	New York 7.6%
	MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	119,574
	New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	105,332
	New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 5.00%, 8/01/34	100,000	116,873
	New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	96,502
	New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/33	100,000	118,797

			557,078

	North Carolina 2.9%
	University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 4.00%, 10/01/34	100,000	106,253
	Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	108,539

			214,792

	Ohio 8.3%
	Cleveland Water Revenue, second lien, Refunding, Series B, 5.00%, 1/01/27	100,000	119,005
	Columbus GO, Series A, 3.00%, 4/01/28	100,000	100,866
	Franklin County Hospital Facilities Revenue, Nationwide Children’s Hospital Project, Refunding, Series A, 3.125%, 11/01/33	50,000	49,421
	Licking Heights Local School District GO, School Facilities Construction and Improvement, Series B, 5.00%, 10/01/30	100,000	116,508
	Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	106,597
	Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	112,148

			604,545

	Oregon 4.6%
	Metro Dedicated Tax Revenue, Oregon Convention Center Hotel Project, 5.00%, 6/15/29	100,000	117,908
	Oregon Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	100,000	97,635
a	Portland Community College District GO, 5.00%, 6/15/25	100,000	117,957

			333,500

	Pennsylvania 1.6%
	Pennsylvania State Economic Development Financing Authority UPMC Revenue, Refunding, Series A, 3.375%, 11/15/33	125,000	120,354

	Tennessee 7.8%
	Johnson City GO, Refunding, Series A, 5.00%, 6/01/22	100,000	111,621
	Kingsport GO, Series B, 3.00%, 3/01/35	130,000	122,517
	Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	99,268
	Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds, Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	116,477
	Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/37	100,000	117,450

			567,333

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Municipal Bond ETF (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Texas 7.4%
El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	$100,000	$106,397
Rockwall ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/31	100,000	118,025
Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	95,708
Texas State Water Development Board Revenue, Series A, 4.00%, 10/15/33	100,000	107,464
University of Texas System Revenue, Financing System, Refunding, Series A, 5.00%, 8/15/22	100,000	112,438

		540,032

Utah 1.3%
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	97,442

Washington 4.7%
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	100,000	106,454
Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%, 8/15/29	100,000	118,564
Washington State GO, Various Purpose, Series A, 5.00%, 8/01/30	100,000	118,759

		343,777

Wisconsin 1.4%
Fond Du Lac GO, Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	100,000	99,277

Total Investments (Cost $7,397,562) 98.8%		7,211,446
Other Assets, less Liabilities 1.2%		90,378

Net Assets 100.0%		$7,301,824

aSecurity purchased on a when-issued basis. See Note 1(b)

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2018

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$7,539,040	$7,397,562

Value – Unaffiliated issuers	$7,383,292	$7,211,446
Cash	125,047	187,338
Receivables:
Interest	79,744	75,528
Affiliates	4,160	4,200

Total assets	7,592,243	7,478,512

Liabilities:
Payables:
Investment securities purchased	218,320	117,594
Transfer agent fees	9,100	9,100
Distributions to shareholders	14,822	16,976
Custody fees	729	729
Professional fees	21,700	21,701
Reports to shareholders	1,219	2,789
Registration and filing fees	7,327	7,478
Accrued expenses and other liabilities	292	321

Total liabilities	273,509	176,688

Net assets, at value	$7,318,734	$7,301,824

Net assets consist of:
Paid-in capital	$7,500,000	$7,500,000
Undistributed net investment income	1,072	1,405
Net unrealized appreciation (depreciation)	(155,748)	(186,116)
Accumulated net realized gain (loss)	(26,590)	(13,465)

Net assets, at value	$7,318,734	$7,301,824

Shares outstanding	300,000	300,000

Net asset value per share	$24.40	$24.34

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended March 31, 2018a

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Investment income:
Interest:
Unaffiliated issuers	$79,824	$103,931

Expenses:
Management fees (Note 3a)	26,948	26,957
Transfer agent fees	9,100	9,100
Custodian fees	729	729
Reports to shareholders	3,600	3,600
Registration and filing fees	7,500	7,500
Professional fees	23,000	23,000
Trustees’ fees and expenses	404	433
Other	2,500	2,501

Total expenses	73,781	73,820
Expenses waived/paid by affiliates (Note 3c)	(60,846)	(60,880)

Net expenses	12,935	12,940

Net investment income	66,889	90,991

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(26,590)	(13,465)

Net realized gain (loss)	(26,590)	(13,465)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(155,748)	(186,116)

Net change in unrealized appreciation (depreciation)	(155,748)	(186,116)

Net realized and unrealized gain (loss)	(182,338)	(199,581)

Net increase (decrease) in net assets resulting from operations	$(115,449)	$(108,590)

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

24	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
	Period Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$66,889	$90,991
Net realized gain (loss)	(26,590)	(13,465)
Net change in unrealized appreciation (depreciation)	(155,748)	(186,116)

Net increase (decrease) in net assets resulting from operations	(115,449)	(108,590)

Distributions to shareholders from net investment income	(65,817)	(89,586)

Capital share transactions: (Note 2)	7,500,000	7,500,000

Net increase (decrease) in net assets	7,318,734	7,301,824
Net assets:
Beginning of period	—	—

End of period	$7,318,734	$7,301,824

Undistributed net investment income included in net assets, end of period	$1,072	$1,405

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-two separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective August 31, 2017, the Trust began offering shares of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF. Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its

26	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

technical merits. As of March 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the year ended March 31, 2018, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF		Franklin Liberty Municipal Bond ETF
	Shares	Amount	Shares	Amount
Period ended March 31, 2018[a]
Shares sold	300,000	$7,500,000	300,000	$7,500,000

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended March 31, 2018, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:

Annualized Fee Rate
Franklin Liberty Intermediate Municipal Opportunities ETF	0.625%
Franklin Liberty Municipal Bond ETF	0.625%

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (including acquired fund fees and expenses) for each of the Funds does not exceed 0.30%, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until August 29, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Other Affiliated Transactions

At March 31, 2018, the shares of the Funds were owned by the following entities.

Fund	Shares	Percentage of Outstanding Shares[a]
Franklin Liberty Intermediate Municipal Opportunities ETF
Franklin Resources Inc.	105,000	35.0%

Franklin Liberty Municipal Bond ETF
Franklin Resources Inc.	100,000	33.3%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2018, the capital loss carryforwards were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Capital loss carryforwards:
Short term	$26,590	$13,465
Long term	—	—

Total capital loss carryforwards	$26,590	$13,465

The tax character of distributions paid during the year ended March 31, 2018, was as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
	2018	2018
Distribution paid from:
Tax exempt income	$65,724	$89,586
Ordinary income	93	—

	$65,817	$89,586

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

At March 31, 2018, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Cost of investments	$7,539,040	$7,397,562

Unrealized appreciation	$6,165	$2,466
Unrealized depreciation	(161,913)	(188,582)

Net unrealized appreciation (depreciation)	$(155,748)	$(186,116)

Distributable earnings – undistributed tax exempt income	$1,072	$1,405

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management has reviewed the requirements and believes the adoption of these provisions of the Act will not have a material impact on the financial statements.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2018, were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Purchases	$8,761,321	$7,788,173
Sales	$1,147,744	$349,526

6. Credit Risk

At March 31, 2018, Franklin Intermediate Municipal Opportunities ETF had 11.11% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

8. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
CDA	Community Development Authority/Agency
CFD	Community Facilities District
EDC	Economic Development Corp.
GO	General Obligation
ID	Improvement District
IDA	Industrial Development Authority/Agency
ISD	Independent School District
MFR	Multi-Family Revenue
MTA	Metropolitan Transit Authority
PFA	Public Financing Authority
PSF	Permanent School Fund
RDA	Redevelopment Agency/Authority
USD	Unified/Union School District

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FRANKLIN TEMPLETON ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF (the “Funds”) as of March 31, 2018, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period August 31, 2017 (commencement of operations) through March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period August 31, 2017 (commencement of operations) through March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 17, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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FRANKLIN TEMPLETON ETF TRUST

Tax Information (unaudited)

Under section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby report substantially all of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2018. A portion of the Funds’ exempt-interest dividends may be subject to the federal alternative minimum tax. By mid-February 2019, shareholders will be notified of amounts for use in preparing their 2018 income tax returns.

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FRANKLIN TEMPLETON ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2016	36	Zentific Investment Management (hedge fund) (2015-present) and Axis Bank (2013-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	36	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present) and Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	43	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton Investments; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 2: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

libertyshares.com	Annual Report	37

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2018 Franklin Templeton Investments. All rights reserved.	ETF4 A 05/18

Franklin Templeton

ETF Trust

Annual Report

March 31, 2018

Franklin FTSE Asia ex Japan ETF	Franklin FTSE India ETF
Franklin FTSE Australia ETF	Franklin FTSE Italy ETF
Franklin FTSE Brazil ETF	Franklin FTSE Japan ETF
Franklin FTSE Canada ETF	Franklin FTSE Japan Hedged ETF
Franklin FTSE China ETF	Franklin FTSE Mexico ETF
Franklin FTSE Europe ETF	Franklin FTSE Russia ETF
Franklin FTSE Europe Hedged ETF	Franklin FTSE South Korea ETF
Franklin FTSE France ETF	Franklin FTSE Switzerland ETF
Franklin FTSE Germany ETF	Franklin FTSE Taiwan ETF
Franklin FTSE Hong Kong ETF	Franklin FTSE United Kingdom ETF

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit libertyshares.com for fund

updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

libertyshares.com	Not part of the annual report	1

ANNUAL REPORT

Economic and Market Overview

The global economy expanded during the five months ended March 31, 2018, amid generally upbeat economic data across regions. In this environment, global developed and emerging market stocks reached a new all-time high in January 2018 and generated a positive total return for the period, as measured by the FTSE All-World Index. Global markets were also aided by price gains in oil and other commodities, the European Central Bank’s (ECB’s) extension of its monetary easing program, the passage of the US tax reform bill and encouraging corporate earnings reports.

However, global markets reflected investor concerns about geopolitical tensions in the Korean peninsula and political uncertainties in the US and the European Union. Global stocks declined in February amid concerns that strong economic growth and rising inflation in some parts of the world, particularly the US, would lead central banks to increase interest rates sooner than expected. In March, global markets were pressured further by a broad sell-off in information technology stocks due to a potential for tighter regulation in the sector arising from concerns about consumer data privacy. The Trump administration’s protectionist policy and escalating trade tensions between the US and China further dampened investor sentiment near period-end. For the two months ended March 31, 2018, global developed and emerging market stocks declined, as measured by the FTSE All-World Index.

The US economy expanded in 2017’s fourth quarter, though at a slower pace compared to the third quarter, Growth continued to moderate in 2018’s first quarter due to a slowdown in consumer spending, residential fixed investment, exports, and state and local government spending. The US Federal Reserve (Fed) raised its target range for the federal funds rate in December 2017 and March 2018 and continued reducing its balance sheet during the period as part of its ongoing plan to normalize its monetary policy.

In Europe, the UK’s economic growth moderated in 2017’s fourth quarter over the previous quarter, due to slower growth in production output, household spending and business investment. In November, the Bank of England raised its key policy rate for the first time in a decade. The eurozone’s growth moderated in 2017’s fourth quarter over the previous quarter. The bloc’s annual inflation rate rose in November 2017 but ended lower in March 2018. The ECB kept its benchmark interest rate unchanged during the period and reduced the amount of its monthly bond purchases in half beginning in January 2018.

In Asia, Japan’s quarterly gross domestic product (GDP) growth slowed in 2017’s fourth quarter compared to the third quarter, as contractions in private residential investment offset a recovery in private consumption. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP grew in 2017’s fourth quarter, although at a slower pace compared to the previous quarter. The country’s central bank cut its benchmark interest rate several times during the period to spur economic growth. Russia’s GDP grew in 2017’s fourth quarter compared to the prior-year period, amid the Bank of Russia’s continued policy support. China’s GDP grew at a stable rate in 2017’s fourth quarter compared to the prior-year period. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the FTSE Emerging Index, declined in February and March, but rose during the five months ended March 31, 2018.

The foregoing information reflects our analysis and opinions as of March 31, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Franklin FTSE Asia ex Japan ETF

This annual report for Franklin FTSE Asia ex Japan ETF covers the period since the Fund’s inception on February 6, 2018, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Asia ex Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on February 6, 2018, through March 31, 2018, the Fund posted a cumulative total return of +2.03% based on market price and had a -0.21% cumulative total return based on net asset value.2 In comparison, the FTSE Asia ex Japan Capped Index had a -0.02% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Banks	14.4%
Internet Software & Services	12.7%
Semiconductors & Semiconductor Equipment	6.2%
Technology Hardware, Storage & Peripherals	6.1%
Real Estate Management & Development	5.3%
Insurance	5.1%
Oil, Gas & Consumable Fuels	4.6%
Electronic Equipment, Instruments & Components	2.9%
Industrial Conglomerates	2.9%
Automobiles	2.5%

1. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index are represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 105.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Manager’s Discussion

For the period since the Fund’s inception on February 6, 2018, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were information technology, financials and real estate. Individual holdings that lifted the Fund’s absolute return included Samsung Electronics, Taiwan Semiconductor Manufacturing and AIA Group.

For the same period, there were no sectors that materially detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Tencent Holdings, JD.com and China Life Insurance.

Thank you for your participation in Franklin FTSE Asia ex Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry, Country	% of Total Net Assets
Tencent Holdings Ltd. Internet Software & Services, China	5.9%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	5.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	4.1%
Alibaba Group Holding Ltd. Internet Software & Services, China	4.0%
AIA Group Ltd. Insurance, Hong Kong	2.1%
China Construction Bank Corp. Banks, China	1.9%
Industrial and Commercial Bank of China Ltd. Banks, China	1.4%
Baidu Inc. Internet Software & Services, China	1.3%
Ping An Insurance (Group) Co. of China Ltd. Insurance, China	1.0%
China Mobile Ltd. Wireless Telecommunication Services, China	1.0%

Top 10 Countries
3/31/18
% of Total Net Assets
China	34.1%
South Korea	16.7%
Taiwan	12.7%
Hong Kong	11.4%
India	10.3%
Singapore	4.2%
Thailand	3.6%
Malaysia	3.3%
Indonesia	2.1%
Philippines	1.3%

CFA® is a trademark owned by CFA Institute.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (2/6/18)	-0.21%[4]	+2.03%	-0.21%[4]	+2.03%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Asian issuers involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$997.90	$0.28	$1,023.98	$0.96	0.19%

1. 2/6/18 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 53/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Annual Report	7

Franklin FTSE Australia ETF

This annual report for Franklin FTSE Australia ETF covers the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Australia Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund had cumulative total returns of -1.05% based on market price and -2.05% based on net asset value.2 In comparison, the FTSE Australia Capped Index had a -2.11% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were health care,

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Banks	28.8%
Metals & Mining	13.6%
Equity Real Estate Investment Trusts (REITs)	7.1%
Food & Staples Retailing	6.2%
Oil, Gas & Consumable Fuels	5.3%
Biotechnology	5.2%
Insurance	4.2%
Capital Markets	3.9%
Hotels, Restaurants & Leisure	2.8%
Transportation Infrastructure	2.7%

1. The FTSE Australia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 123.

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FRANKLIN FTSE AUSTRALIA ETF

materials and consumer staples. Individual holdings that lifted the Fund’s absolute return included CSL, BHP Billiton and Insurance Australia Group.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, industrials and utilities. Individual holdings that hindered the Fund’s absolute return included Westpac Banking, National Australia Bank and Australia & New Zealand Banking Group.

Thank you for your participation in Franklin FTSE Australia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Commonwealth Bank of Australia Banks	9.4%
Westpac Banking Corp. Banks	7.2%
BHP Billiton Ltd. Metals & Mining, Australia	6.7%
Australia & New Zealand Banking Group Ltd. Banks	5.8%
National Australia Bank Ltd. Banks	5.7%
CSL Ltd. Biotechnology	5.2%
Wesfarmers Ltd. Food & Staples Retailing	3.5%
Woolworths Group Ltd. Food & Staples Retailing	2.5%
Macquarie Group Ltd. Capital Markets	2.3%
Rio Tinto Ltd. Metals & Mining	2.2%

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FRANKLIN FTSE AUSTRALIA ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/2/17)	-2.05%	-1.05%	-2.05%	-1.05%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

Distributions (11/2/17–3/31/18)

Net Investment Income
$0.045692

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Australian issuers involve risks that are specific to Australia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE AUSTRALIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$979.50	$0.36	$1,024.48	$0.45	0.09%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Brazil ETF

This annual report for Franklin FTSE Brazil ETF covers the period since the Fund’s inception on November 3, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Brazil Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 3, 2017, through March 31, 2018, the Fund posted cumulative total returns of +16.02% based on market price and +14.86% based on net asset value.2 In comparison, the FTSE Brazil Capped Index posted a +15.06% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 3, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were financials,

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Banks	29.8%
Oil, Gas & Consumable Fuels	12.8%
Metals & Mining	11.4%
Beverages	7.2%
Capital Markets	3.9%
Electric Utilities	3.6%
Multiline Retail	3.3%
Insurance	2.3%
Food & Staples Retailing	2.1%
Food Products	2.1%

1. The FTSE Brazil Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 126.

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FRANKLIN FTSE BRAZIL ETF

materials and energy. Individual holdings that lifted the Fund’s absolute return included Vale, Itau Unibanco Holding and Banco Bradesco.

For the same period, the sectors that detracted most from the Fund’s absolute performance were information technology, consumer discretionary and health care. Individual holdings that hindered the Fund’s absolute return included BRF, CCR and Kroton Educacional.

Thank you for your participation in Franklin FTSE Brazil ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Itau Unibanco Holding SA Banks	11.0%
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels	10.3%
Banco Bradesco SA Banks	10.1%
Vale SA Metals & Mining	9.2%
Ambev SA Beverages	7.2%
Itausa-Investimentos Itau SA Banks	3.7%
B3 SA - Brasil Bolsa Balcao Capital Markets	3.6%
Banco do Brasil S.A. Banks	3.6%
Ultrapar Participacoes SA Oil, Gas & Consumable Fuels	2.1%
Lojas Renner SA Multiline Retail	1.7%

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FRANKLIN FTSE BRAZIL ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/3/17)	+14.86%	+16.02%	+14.86%	+16.02%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

libertyshares.com	Annual Report	15

FRANKLIN FTSE BRAZIL ETF

Distributions (11/3/17–3/31/18)

Net Investment Income
$0.105245

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Brazilian issuers involve risks that are specific to Brazil, including certain legal, regulatory, political and economic risks. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates and political unrest. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE BRAZIL ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,148.60	$0.83	$1,023.98	$0.96	0.19%

1. 11/3/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 148/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Annual Report	17

Franklin FTSE Canada ETF

This annual report for Franklin FTSE Canada ETF covers the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Canada Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund had cumulative total returns of -3.86% based on market price and -4.06% based on net asset value.2 In comparison, the FTSE Canada Capped Index had a -4.13% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were information

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Banks	32.2%
Oil, Gas & Consumable Fuels	20.1%
Insurance	8.8%
Road & Rail	6.5%
Metals & Mining	5.9%
Capital Markets	4.2%
Food & Staples Retailing	3.3%
Chemicals	2.5%
Multiline Retail	1.7%
Diversified Telecommunication Services	1.6%

1. The FTSE Canada Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 129.

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FRANKLIN FTSE CANADA ETF

technology, financials and health care. Individual holdings that lifted the Fund’s absolute return included The Toronto-Dominion Bank, Suncor Energy and Teck Resources.

For the same period, the sectors that detracted most from the Fund’s absolute performance were energy, telecommunication services and consumer staples. Individual holdings that hindered the Fund’s absolute return included Enbridge, Nutrien and TransCanada.

Thank you for your participation in Franklin FTSE Canada ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Royal Bank of Canada Banks	9.2%
The Toronto-Dominion Bank Banks	8.6%
Bank of Nova Scotia Banks	6.0%
Suncor Energy, Inc. Oil, Gas & Consumable Fuels	4.6%
Canadian National Railway Co. Road & Rail	4.4%
Enbridge Inc. Oil, Gas & Consumable Fuels	4.2%
Bank of Montreal Banks	4.0%
Canadian Imperial Bank of Commerce Banks	3.1%
Canadian Natural Resources Ltd. Oil, Gas & Consumable Fuels	3.0%
Manulife Financial Corp. Insurance	3.0%

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FRANKLIN FTSE CANADA ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/2/17)	-4.06%	-3.86%	-4.06%	-3.86%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN FTSE CANADA ETF

Distributions (11/2/17–3/31/18)

Net Investment Income
$0.023254

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Canadian issuers involve risks that are specific to Canada, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE CANADA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$959.40	$0.36	$1,024.48	$0.45	0.09%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

22	Annual Report	libertyshares.com

Franklin FTSE China ETF

This annual report for Franklin FTSE China ETF covers the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE China Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund posted cumulative total returns of +6.10% based on market price and +4.17% based on net asset value.2 In comparison, the FTSE China Capped Index posted a +4.24% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE China Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were information

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Internet Software & Services	36.0%
Banks	15.3%
Insurance	6.4%
Real Estate Management & Development	6.1%
Oil, Gas & Consumable Fuels	4.5%
Internet & Direct Marketing Retail	3.3%
Wireless Telecommunication Services	2.9%
Automobiles	2.3%
Pharmaceuticals	2.1%
Capital Markets	2.1%

1. The FTSE China Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 132.

libertyshares.com	Annual Report	23

FRANKLIN FTSE CHINA ETF

technology, financials and health care. Individual holdings that lifted the Fund’s absolute return included Tencent Holdings, China Construction Bank and Ping An Insurance.

For the same period, the sectors that detracted most from the Fund’s absolute performance were telecommunication services, industrials and utilities. Individual holdings that hindered the Fund’s absolute return included China Life Insurance, China Mobile and Baidu.

Thank you for your participation in Franklin FTSE China ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Tencent Holdings Ltd. Internet Software & Services	17.3%
Alibaba Group Holding Ltd. Internet Software & Services	11.9%
China Construction Bank Corp. Banks	5.5%
Industrial and Commercial Bank of China Ltd. Banks	4.0%
Baidu Inc. Internet Software & Services	3.7%
Ping An Insurance (Group) Co. of China Ltd. Insurance	3.0%
China Mobile Ltd. Wireless Telecommunication Services	2.9%
Bank of China Ltd. Banks	2.5%
JD.com Inc. Internet & Direct Marketing Retail	1.8%
CNOOC Ltd. Oil, Gas & Consumable Fuels	1.4%

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FRANKLIN FTSE CHINA ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/2/17)	+4.17%	+6.10%	+4.17%	+6.10%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 26 for Performance Summary footnotes.

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FRANKLIN FTSE CHINA ETF

Distributions (11/2/17–3/31/18)

Net Investment Income
$0.000840

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Chinese issuers involve risks that are specific to China, including certain legal, regulatory, political and economic risks. China may be subject to considerable degrees of economic, political and social instability. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total retu rn calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE CHINA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,041.70	$0.79	$1,023.98	$0.96	0.19%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Annual Report	27

Franklin FTSE Europe ETF

This annual report for Franklin FTSE Europe ETF covers the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund posted cumulative total returns of +0.30% based on market price and -0.26% based on net asset value.2 In comparison, the FTSE Developed Europe Capped Index had a -0.29% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 30.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Banks	11.5%
Pharmaceuticals	8.8%
Oil, Gas & Consumable Fuels	6.9%
Insurance	6.0%
Chemicals	4.1%
Food Products	3.8%
Textiles, Apparel & Luxury Goods	3.0%
Beverages	2.8%
Metals & Mining	2.7%
Diversified Telecommunication Services	2.7%

1. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 139.

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FRANKLIN FTSE EUROPE ETF

most to the Fund’s absolute performance were financials, consumer discretionary and industrials. Individual holdings that lifted the Fund’s absolute return included GlaxoSmithKline, Total and Airbus.

For the same period, there were no sectors that materially detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Nestle, Micro Focus International and Bayer.

Thank you for your participation in Franklin FTSE Europe ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry, Country	% of Total Net Assets
Royal Dutch Shell PLC Oil, Gas & Consumable Fuels, UK	2.8%
Nestle SA Food Products, Switzerland	2.6%
HSBC Holdings PLC Banks, UK	2.0%
Novartis AG Pharmaceuticals, Switzerland	1.9%
Roche Holding AG Pharmaceuticals, Switzerland	1.8%
British American Tobacco PLC Tobacco, United Kingdom	1.4%
BP PLC Oil, Gas & Consumable Fuels, UK	1.4%
Total SA Oil, Gas & Consumable Fuels, France	1.3%
Banco Santander SA Banks, Spain	1.1%
Allianz SE Insurance, Germany	1.0%

Top 10 Countries
3/31/18
% of Total Net Assets
UK	28.1%
France	16.1%
Germany	15.2%
Switzerland	13.2%
Spain	5.2%
Netherlands	4.2%
Sweden	4.2%
Italy	3.9%
Denmark	2.8%
Belgium	1.8%

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FRANKLIN FTSE EUROPE ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/2/17)	-0.26%	+0.30%	-0.26%	+0.30%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 31 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE ETF

Distributions (11/2/17–3/31/18)

Net Investment Income
$0.005706

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE EUROPE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$997.40	$0.37	$1,024.48	$0.45	0.09%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

32	Annual Report	libertyshares.com

Franklin FTSE Europe Hedged ETF

This annual report for Franklin FTSE Europe Hedged ETF covers the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Hedged to USD Index (the FTSE Developed Europe Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Europe ETF (Underlying Fund).

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund had cumulative total returns of -2.97% based on market price and -4.61% based on net asset value.2 In comparison, the FTSE Developed Europe Capped Hedged Index had a -4.55% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 36.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed

Europe Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Banks	11.4%
Pharmaceuticals	8.8%
Oil, Gas & Consumable Fuels	6.9%
Insurance	6.0%
Chemicals	4.1%
Food Products	3.8%
Textiles, Apparel & Luxury Goods	3.0%
Beverages	2.8%
Metals & Mining	2.7%
Diversified Telecommunication Services	2.6%

1. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-US currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 152.

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FRANKLIN FTSE EUROPE HEDGED ETF

forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the component currencies, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the component currencies. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a US or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were financials, consumer discretionary and industrials. Individual holdings that lifted the Fund’s absolute return included GlaxoSmithKline, Total and Airbus.

For the same period, there were no sectors that materially detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Nestle, Micro Focus International and Bayer. The Fund’s use of currency forward contracts—designed to offset the Fund’s exposure to the component currencies and to replicate the hedge impact incorporated in the calculation of the Underlying Index—also detracted from the Fund’s absolute performance.

Thank you for your participation in Franklin FTSE Europe Hedged ETF. We look forward to serving your future investment needs.

Top 10 Holdings
3/31/18
Company Sector/Industry, Country	% of Total Net Assets
Royal Dutch Shell PLC Oil, Gas & Consumable Fuels, UK	2.8%
Nestle SA Food Products, Switzerland	2.6%
HSBC Holdings PLC Banks, UK	2.0%
Novartis AG Pharmaceuticals, Switzerland	1.8%
Roche Holding AG Pharmaceuticals, Switzerland	1.8%
British American Tobacco PLC Tobacco, United Kingdom	1.4%
BP PLC Oil, Gas & Consumable Fuels, UK	1.4%
Total SA Oil, Gas & Consumable Fuels, France	1.3%
Banco Santander SA Banks, Spain	1.1%
Allianz SE Insurance, Germany	1.0%

Top 10 Countries
3/31/18
% of Total Net Assets
UK	28.0%
France	16.0%
Germany	15.0%
Switzerland	13.2%
Spain	5.1%
Netherlands	4.2%
Sweden	4.2%
Italy	3.9%
Denmark	2.8%
Belgium	1.8%

34	Annual Report	libertyshares.com

FRANKLIN FTSE EUROPE HEDGED ETF

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE EUROPE HEDGED ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/2/17)	-4.61%	-2.97%	-4.61%	-2.97%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 37 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE HEDGED ETF

Distributions (11/2/17–3/31/18)

Net Investment Income
$0.016503

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the component currencies. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the component currencies and the US dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the component currencies may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

libertyshares.com	Annual Report	37

FRANKLIN FTSE EUROPE HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$953.90	$0.36	$1,024.48	$0.45	0.09%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

38	Annual Report	libertyshares.com

Franklin FTSE France ETF

We are pleased to bring you Franklin FTSE France ETF’s annual report for the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE France RIC Capped Index (the FTSE France Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE France Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund posted cumulative total returns of +1.73% based on market price and +0.26% based on net asset value.2 In comparison, the FTSE France Capped Index posted a +0.25% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 41.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE France Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were industrials,

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Banks	9.0%
Textiles, Apparel & Luxury Goods	8.5%
Oil, Gas & Consumable Fuels	8.2%
Aerospace & Defense	7.2%
Pharmaceuticals	6.0%
Electrical Equipment	4.4%
Construction & Engineering	4.2%
Chemicals	3.9%
Insurance	3.9%
Media	3.6%

1. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 165.

libertyshares.com	Annual Report	39

FRANKLIN FTSE FRANCE ETF

consumer discretionary and consumer staples. Individual holdings that lifted the Fund’s absolute return included Total, Airbus and LVMH Moet Hennessy Louis Vuitton.

For the same period, there were no sectors that materially detracted from the Fund’s absolute performance. Individual holdings that hindered the Fund’s absolute return included Sanofi, AXA and Sodexo.

Thank you for your participation in Franklin FTSE France ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Total SA Oil, Gas & Consumable Fuels	8.2%
Sanofi Pharmaceuticals	5.7%
BNP Paribas SA Banks	5.2%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods	5.0%
Airbus SE Aerospace & Defense	4.1%
L’Oreal SA Personal Products	3.5%
Air Liquide SA Chemicals	3.3%
AXA SA Insurance	3.3%
Danone SA Food Products	3.1%
Schneider Electric SE Electrical Equipment	3.0%

40	Annual Report	libertyshares.com

FRANKLIN FTSE FRANCE ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/2/17)	+0.26%	+1.73%	+0.26%	+1.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 42 for Performance Summary footnotes.

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FRANKLIN FTSE FRANCE ETF

Distributions (11/2/17–3/31/18)

Net Investment Income
$0.055690

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of French issuers involve risks that are specific to France, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,002.60	$0.37	$1,024.48	$0.45	0.09%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Annual Report	43

Franklin FTSE Germany ETF

This annual report for Franklin FTSE Germany ETF covers the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Germany Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund had cumulative total returns of -3.44% based on market price and -3.72% based on net asset value.2 In comparison, the FTSE Germany Capped Index had a -3.58% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 46.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were consumer

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Chemicals	12.6%
Automobiles	12.2%
Insurance	9.7%
Pharmaceuticals	7.5%
Industrial Conglomerates	7.1%
Software	6.6%
Diversified Telecommunication Services	3.9%
Textiles, Apparel & Luxury Goods	3.8%
Health Care Providers & Services	3.6%
Capital Markets	3.6%

1. The FTSE Germany Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 168.

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FRANKLIN FTSE GERMANY ETF

discretionary, financials and real estate. Individual holdings that lifted the Fund’s absolute return included Adidas, Deutsche Boerse and Daimler.

For the same period, the sectors that detracted most from the Fund’s absolute performance were health care and telecommunication services. Individual holdings that hindered the Fund’s absolute return included Bayer, Deutsche Bank and Siemens.

Thank you for your participation in Franklin FTSE Germany ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Allianz SE Insurance	6.8%
Siemens AG Industrial Conglomerates	6.7%
SAP SE Software	6.6%
Bayer AG Pharmaceuticals	6.5%
BASF SE Chemicals	6.4%
Daimler AG Automobiles	5.6%
Deutsche Telekom AG Diversified Telecommunication Services	3.6%
Adidas AG Textiles, Apparel & Luxury Goods	3.3%
Deutsche Post AG Air Freight & Logistics	2.9%
Volkswagen AG Automobiles	2.9%

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FRANKLIN FTSE GERMANY ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/2/17)	-3.72%	-3.44%	-3.72%	-3.44%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 47 for Performance Summary footnotes.

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FRANKLIN FTSE GERMANY ETF

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of German issuers involve risks that are specific to Germany, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE GERMANY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$962.80	$0.36	$1,024.48	$0.45	0.09%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Hong Kong ETF

This annual report for Franklin FTSE Hong Kong ETF covers the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong RIC Capped Index (the FTSE Hong Kong Capped or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Hong Kong Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund posted cumulative total returns of +5.72% based on market price and +3.70% based on net asset value.2 In comparison, the FTSE Hong Kong Capped Index posted a +3.77% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 51.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were financials,

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Real Estate Management & Development	19.8%
Insurance	17.3%
Industrial Conglomerates	9.7%
Hotels, Restaurants & Leisure	8.0%
Capital Markets	7.2%
Banks	6.9%
Electric Utilities	5.7%
Food Products	4.6%
Equity Real Estate Investment Trusts (REITs)	3.4%
Gas Utilities	3.0%

1. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 171.

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FRANKLIN FTSE HONG KONG ETF

consumer discretionary and consumer staples. Individual holdings that lifted the Fund’s absolute return included AIA Group, Hong Kong Exchanges and Clearing, and Galaxy Entertainment Group.

For the same period, the sectors that detracted most from the Fund’s absolute performance were industrials and information technology. Individual holdings that hindered the Fund’s absolute return included CK Hutchison Holdings, Semiconductor Manufacturing International and CK Asset Holdings.

Thank you for your participation in Franklin FTSE Hong Kong ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
AIA Group Ltd. Insurance	17.3%
Hong Kong Exchanges and Clearing Ltd. Capital Markets	6.8%
CK Hutchison Holdings Ltd. Industrial Conglomerates	5.4%
Sun Hung Kai Properties Ltd. Real Estate Management & Development	3.8%
CK Asset Holdings Ltd. Real Estate Management & Development	3.8%
Galaxy Entertainment Group Ltd. Hotels, Restaurants & Leisure	3.2%
Link REIT Equity Real Estate Investment Trusts (REITs)	3.2%
BOC Hong Kong (Holdings) Ltd. Banks	2.9%
CLP Holdings Ltd. Electric Utilities	2.9%
Hang Seng Bank Ltd. Banks	2.8%

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FRANKLIN FTSE HONG KONG ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/2/17)	+3.70%	+5.72%	+3.70%	+5.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 52 for Performance Summary footnotes.

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FRANKLIN FTSE HONG KONG ETF

Distributions (11/2/17–3/31/18)

Net Investment Income
$0.065380

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Hong Kong issuers involve risks that are specific to Hong Kong, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE HONG KONG ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,037.00	$0.37	$1,024.48	$0.45	0.09%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Annual Report	53

Franklin FTSE India ETF

This annual report for Franklin FTSE India ETF covers the period since the Fund’s inception on February 6, 2018, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE India Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on February 6, 2018, through March 31, 2018, the Fund had cumulative total returns of -2.40% based on market price and -4.13% based on net asset value.2 In comparison, the FTSE India Capped Index had a -4.11% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 56.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE India Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on February 6, 2018, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were information

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Oil, Gas & Consumable Fuels	14.4%
IT Services	13.9%
Thrifts & Mortgage Finance	10.3%
Automobiles	7.5%
Banks	7.1%
Pharmaceuticals	4.9%
Metals & Mining	4.4%
Construction Materials	3.3%
Household Products	2.8%
Chemicals	2.7%

1. The FTSE India Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 174.

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FRANKLIN FTSE INDIA ETF

technology, consumer staples and materials. Individual holdings that lifted the Fund’s absolute return included Grasim Industries, Housing Development Finance and Infosys.

For the same period, the sectors that detracted most from the Fund’s absolute performance were energy, financials and health care. Individual holdings that hindered the Fund’s absolute return included Axis Bank, State Bank of India and Sun Pharmaceutical Industries.

Thank you for your participation in Franklin FTSE India ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Housing Development Finance Corp. Ltd. Thrifts & Mortgage Finance	8.7%
Reliance Industries Ltd. Oil, Gas & Consumable Fuels	8.2%
Infosys Ltd. IT Services	6.1%
Tata Consultancy Services Ltd. IT Services	3.9%
Maruti Suzuki India Ltd. Automobiles	3.2%
Hindustan Unilever Ltd. Household Products	2.8%
Axis Bank Ltd. Banks	2.7%
ITC Ltd. Tobacco	2.2%
Oil & Natural Gas Corp. Ltd. Oil, Gas & Consumable Fuels	1.6%
Sun Pharmaceutical Industries Ltd. Pharmaceuticals	1.6%

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FRANKLIN FTSE INDIA ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (2/6/18)	-4.13%	-2.40%	-4.13%	-2.40%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 57 for Performance Summary footnotes.

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Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Indian issuers involve risks that are specific to India, including certain legal, regulatory, political and economic risks. There are special risks associated with investments in India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Because the Fund invests its assets primarily in companies in a specific country or region the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE INDIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$958.70	$0.27	$1,023.98	$0.96	0.19%

1. 2/6/18 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 53/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Italy ETF

This annual report for Franklin FTSE Italy ETF covers the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy RIC Capped Index (the FTSE Italy Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Italy Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund posted cumulative total returns of +1.38% based on market price and +3.19% based on net asset value.2 In comparison, the FTSE Italy Capped Index posted a +3.19% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 61.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were financials,

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Banks	28.6%
Electric Utilities	13.1%
Oil, Gas & Consumable Fuels	13.0%
Automobiles	7.9%
Insurance	7.7%
Textiles, Apparel & Luxury Goods	4.8%
Transportation Infrastructure	3.6%
Diversified Telecommunication Services	3.5%
Energy Equipment & Services	3.0%
Machinery	3.0%

1. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 178.

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FRANKLIN FTSE ITALY ETF

consumer discretionary and energy. Individual holdings that lifted the Fund’s absolute return included Intesa Sanpaolo, UniCredit and Eni.

For the same period, the sectors that detracted most from the Fund’s absolute performance were industrials, health care and materials. Individual holdings that hindered the Fund’s absolute return included Leonardo, Recordati and Buzzi Unicem.

Thank you for your participation in Franklin FTSE Italy ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Intesa Sanpaolo SpA, di Risp Banks	11.9%
Enel SpA Electric Utilities	10.7%
UniCredit SpA Banks	10.5%
Eni SpA Oil, Gas & Consumable Fuels	10.0%
Assicurazioni Generali SpA Insurance	5.9%
Fiat Chrysler Automobiles NV Automobiles	4.4%
Atlantia SpA Transportation Infrastructure	3.6%
Telecom Italia SpA, di Risp Diversified Telecommunication Services	3.6%
Ferrari NV Automobiles	3.5%
CNH Industrial NV Machinery	2.9%

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Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/2/17)	+3.19%	+1.38%	+3.19%	+1.38%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 62 for Performance Summary footnotes.

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FRANKLIN FTSE ITALY ETF

Distributions (11/2/17–3/31/18)

Net Investment Income
$0.050070

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Italian issuers involve risks that are specific to Italy, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,031.90	$0.37	$1,024.48	$0.45	0.09%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Annual Report	63

Franklin FTSE Japan ETF

This annual report for Franklin FTSE Japan ETF covers the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund posted cumulative total returns of +3.81% based on market price and +2.34% based on net asset value.2 In comparison, the FTSE Japan Capped Index posted a +3.12% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 66.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were consumer

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Automobiles	8.0%
Banks	7.2%
Machinery	6.0%
Electronic Equipment, Instruments & Components	5.5%
Pharmaceuticals	5.3%
Chemicals	4.9%
Road & Rail	3.9%
Trading Companies & Distributors	3.6%
Wireless Telecommunication Services	3.5%
Household Durables	3.4%

1. The FTSE Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 180.

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staples, health care and consumer discretionary. Individual holdings that lifted the Fund’s absolute return included Shiseido, Kao and Daiichi Sankyo.

For the same period, the sectors that detracted most from the Fund’s absolute performance were telecommunication services, materials and financials. Individual holdings that hindered the Fund’s absolute return included SoftBank Group, Takeda Pharmaceutical and Japan Tobacco.

Thank you for your participation in Franklin FTSE Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Toyota Motor Corp. Automobiles	4.2%
Mitsubishi UFJ Financial Group Inc. Banks	2.1%
SoftBank Group Corp. Wireless Telecommunication Services	1.6%
Keyence Corp. Electronic Equipment, Instruments & Components	1.6%
Sony Corp. Household Durables	1.5%
Honda Motor Co. Ltd. Automobiles	1.5%
Sumitomo Mitsui Financial Group Inc. Banks	1.4%
FANUC Corp. Machinery	1.3%
KDDI Corp. Wireless Telecommunication Services	1.2%
Mizuho Financial Group Inc. Banks	1.1%

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FRANKLIN FTSE JAPAN ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
Since Inception (11/2/17)	+2.34%	[4]	+3.81%	+2.34%	[4]	+3.81%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 67 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

Distributions (11/2/17–3/31/18)

Net Investment Income
$0.025845

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,023.40	$0.37	$1,024.48	$0.45	0.09%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Japan Hedged ETF

This annual report for Franklin FTSE Japan Hedged ETF covers the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Japan ETF (Underlying Fund).

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund had cumulative total returns of -4.04% based on market price and -3.77% based on net asset value.2 In comparison, the FTSE Japan Capped Hedged Index had a -2.89% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 71.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of

1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the Japanese yen, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Automobiles	7.9%
Banks	7.2%
Machinery	6.0%
Pharmaceuticals	5.3%
Electronic Equipment, Instruments & Components	5.2%
Chemicals	4.9%
Road & Rail	4.0%
Trading Companies & Distributors	3.7%
Wireless Telecommunication Services	3.5%
Household Durables	3.4%

1. The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 190.

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FRANKLIN FTSE JAPAN HEDGED ETF

contracts is based on the aggregate exposure of the Fund to the Japanese yen. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a US or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were consumer staples, health care and consumer discretionary. Individual holdings that lifted the Fund’s absolute return included Shiseido, Kao and Daiichi Sankyo.

For the same period, the sectors that detracted most from the Fund’s absolute performance were telecommunication services, materials and financials. Individual holdings that hindered the Fund’s absolute return included SoftBank Group, Takeda Pharmaceutical and Japan Tobacco. The Fund’s use of currency forward contracts—designed to offset the Fund’s exposure to the Japanese yen and to replicate the hedge impact incorporated in the calculation of the Underlying Index—also detracted from the Fund’s absolute performance.

Thank you for your participation in Franklin FTSE Japan Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Toyota Motor Corp. Automobiles	4.2%
Mitsubishi UFJ Financial Group Inc. Banks	2.1%
SoftBank Group Corp. Wireless Telecommunication Services	1.6%
Sony Corp. Household Durables	1.5%
Honda Motor Co. Ltd. Automobiles	1.5%
Sumitomo Mitsui Financial Group Inc. Banks	1.4%
Keyence Corp. Electronic Equipment, Instruments & Components	1.2%
FANUC Corp. Machinery	1.2%
Nintendo Co. Ltd. Software	1.2%
KDDI Corp. Wireless Telecommunication Services	1.2%

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FRANKLIN FTSE JAPAN HEDGED ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
Since Inception (11/2/17)	-3.77%	[4]	-4.04%	-3.77%	[4]	-4.04%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 72 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN HEDGED ETF

Distributions (11/2/17–3/31/18)

Net Investment Income
$0.012810

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the Japanese yen. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the Japanese yen and the US dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the Japanese yen may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$962.30	$0.36	$1,024.48	$0.45	0.09%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Mexico ETF

This annual report for Franklin FTSE Mexico ETF covers the period since the Fund’s inception on November 3, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Mexico Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 3, 2017, through March 31, 2018, the Fund posted cumulative total returns of +2.45% based on market price and +0.63% based on net asset value.2 In comparison, the FTSE Mexico Capped Index posted a +0.64% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 76.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying

Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 3, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were telecommunication services, consumer staples and industrials. Individual

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Wireless Telecommunication Services	15.3%
Beverages	15.2%
Banks	15.1%
Metals & Mining	8.6%
Food & Staples Retailing	8.2%
Transportation Infrastructure	7.7%
Food Products	5.7%
Media	4.7%
Construction Materials	4.1%
Industrial Conglomerates	3.4%

1. The FTSE Mexico Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 201.

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FRANKLIN FTSE MEXICO ETF

holdings that lifted the Fund’s absolute return included America Movil, Wal-Mart de Mexico and Alfa.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, consumer discretionary and materials. Individual holdings that hindered the Fund’s absolute return included Grupo Televisa, Cemex and Grupo Elektra.

Thank you for your participation in Franklin FTSE Mexico ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
America Movil SAB de CV Wireless Telecommunication Services	15.3%
Fomento Economico Mexicano SAB de CV Beverages	10.6%
Grupo Financiero Banorte SAB de CV Banks	8.4%
Wal-Mart de Mexico SAB de CV Food & Staples Retailing	7.4%
Grupo Mexico SAB de CV Metals & Mining	6.3%
Cemex SAB de CV Construction Materials	4.1%
Grupo Televisa SA Media	3.7%
Grupo Bimbo SAB de CV Food Products	3.1%
Fibra Uno Administracion SA de CV Equity Real Estate Investment Trusts (REITs)	3.0%
Grupo Aeroportuario del Pacifico SAB de CV Transportation Infrastructure	2.6%

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FRANKLIN FTSE MEXICO ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/3/17)	+0.63%	+2.45%	+0.63%	+2.45%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 77 for Performance Summary footnotes.

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FRANKLIN FTSE MEXICO ETF

Distributions (11/3/17–3/31/18)

Net Investment Income
$0.076830

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risk related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Mexican issuers involve risks that are specific to Mexico, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,006.30	$0.77	$1,023.98	$0.96	0.19%

1. 11/3/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 148/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Russia ETF

We are pleased to bring you Franklin FTSE Russia ETF’s annual report that covers the period since the Fund’s inception on February 6, 2018, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index (the FTSE Russia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Russia Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on February 6, 2018, through March 31, 2018, the Fund posted cumulative total returns of +2.22% based on market price and +1.42% based on net asset value.2 In comparison, the FTSE Russia Capped Index posted a +1.36% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 81.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on February 6, 2018, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were energy,

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Oil, Gas & Consumable Fuels	45.3%
Banks	20.6%
Metals & Mining	13.2%
Wireless Telecommunication Services	4.5%
Electric Utilities	4.2%
Food & Staples Retailing	2.9%
Capital Markets	2.5%
Chemicals	2.1%
Airlines	1.3%
Diversified Telecommunication Services	0.9%

1. The FTSE Russia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index is based on the FTSE Russia Index and is designed to measure the performance of Russian large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 203.

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materials and telecommunication services. Individual holdings that lifted the Fund’s absolute return included LUKOIL, Tatneft and Gazprom.

For the same period, the only sector that detracted from the Fund’s absolute performance was consumer staples. Individual holdings that hindered the Fund’s absolute return included Sberbank of Russia, Magnit and Rosneft.

Thank you for your participation in Franklin FTSE Russia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Sberbank of Russia PJSC Banks	17.9%
LUKOIL PJSC Oil, Gas & Consumable Fuels	12.7%
Gazprom PJSC Oil, Gas & Consumable Fuels	10.4%
Tatneft PAO Oil, Gas & Consumable Fuels	6.7%
NovaTek PJSC Oil, Gas & Consumable Fuels	4.6%
MMC Norilsk Nickel PJSC Metals & Mining	3.7%
Surgutneftegas OAO Oil, Gas & Consumable Fuels	3.4%
Rosneft PJSC Oil, Gas & Consumable Fuels	3.2%
Alrosa PJSC Metals & Mining	3.1%
Magnit PJSC Food & Staples Retailing	2.9%

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Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (2/6/18)	+1.42%	+2.22%	+1.42%	+2.22%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 82 for Performance Summary footnotes.

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Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Russian issuers involve significant risks that are specific to Russia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,014.20	$0.28	$1,023.98	$0.96	0.19%

1. 2/6/18 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 53/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Korea ETF

This annual report for Franklin FTSE South Korea ETF covers the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE South Korea Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund posted cumulative total returns of +3.75% based on market price and +1.83% based on net asset value.2 In comparison, the FTSE South Korea Capped Index posted a +2.14% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 86.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Technology Hardware, Storage & Peripherals	19.9%
Banks	9.8%
Semiconductors & Semiconductor Equipment	5.7%
Chemicals	4.9%
Industrial Conglomerates	4.6%
Automobiles	4.5%
Metals & Mining	4.0%
Biotechnology	3.9%
Personal Products	3.7%
Internet Software & Services	3.6%

1. The FTSE South Korea Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 205.

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most to the Fund’s absolute performance were health care, financials and consumer staples. Individual holdings that lifted the Fund’s absolute return included Celltrion, LG Electronics and KB Financial Group.

For the same period, the sectors that detracted most from the Fund’s absolute performance were information technology, utilities and telecommunication services. Individual holdings that hindered the Fund’s absolute return included Samsung Electronics and Hyundai Motor.

Thank you for your participation in Franklin FTSE South Korea ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals	19.9%
SK Hynix Inc. Semiconductors & Semiconductor Equipment	5.7%
Hyundai Motor Co. Automobiles	3.5%
KB Financial Group Inc. Banks	3.2%
Celltrion Inc. Biotechnology	3.2%
POSCO Metals & Mining	2.9%
Naver Corp. Internet Software & Services	2.8%
Shinhan Financial Group Co. Ltd. Banks	2.7%
LG Chem Ltd. Chemicals	2.5%
Hyundai Mobis Co. Ltd. Auto Components	2.1%

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FRANKLIN FTSE SOUTH KOREA ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
Since Inception (11/2/17)	+1.83%	[4]	+3.75%	+1.83%	[4]	+3.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 87 for Performance Summary footnotes.

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Distributions (11/2/17–3/31/18)

Net Investment Income
$0.268110

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of South Korean issuers involve risks that are specific to South Korea, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,018.30	$0.37	$1,024.48	$0.45	0.09%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Switzerland ETF

This annual report for Franklin FTSE Switzerland ETF covers the period since the Fund’s inception on February 6, 2018, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Switzerland Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on February 6, 2018, through March 31, 2018, the Fund had cumulative total returns of -2.08% based on market price and -1.91% based on net asset value.2 In comparison, the FTSE Switzerland Capped Index had a -2.14% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 91.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on February 6, 2018, through March 31, 2018, the sectors that contributed

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Pharmaceuticals	28.6%
Food Products	21.8%
Capital Markets	10.1%
Insurance	8.6%
Textiles, Apparel & Luxury Goods	5.2%
Chemicals	4.5%
Electrical Equipment	3.5%
Professional Services	2.5%
Construction Materials	2.4%
Machinery	2.2%

1. The FTSE Switzerland Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 209.

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most to the Fund’s absolute performance were health care, financials and consumer staples. Individual holdings that lifted the Fund’s absolute return included Roche Holding, Nestle and Novartis.

For the same period, the only sector that detracted from the Fund’s absolute performance was information technology. Individual holdings that hindered the Fund’s absolute return included Clariant, Schindler Holding and Temenos Group.

Thank you for your participation in Franklin FTSE Switzerland ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Nestle SA Food Products	20.0%
Novartis AG Pharmaceuticals	14.4%
Roche Holding AG Pharmaceuticals	13.5%
UBS Group AG Capital Markets	4.4%
Zurich Insurance Group AG Insurance	3.8%
Compagnie Financiere Richemont SA Textiles, Apparel & Luxury Goods	3.6%
ABB Ltd. Electrical Equipment	3.5%
Credit Suisse Group AG Capital Markets	3.3%
Swiss Re AG Insurance	2.7%
LafargeHolcim Ltd., B Construction Materials	2.4%

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Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (2/6/18)	-1.91%	-2.08%	-1.91%	-2.08%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 92 for Performance Summary footnotes.

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Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Swiss issuers involve risks that are specific to Switzerland, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region the fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$980.90	$0.13	$1,024.48	$0.45	0.09%

1. 2/6/18 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 53/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Taiwan ETF

This annual report for Franklin FTSE Taiwan ETF covers the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Taiwan Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund posted cumulative total returns of +3.36% based on market price and +2.27% based on net asset value.2 In comparison, the FTSE Taiwan Capped Index posted a +3.12% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 96.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were financials,

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Semiconductors & Semiconductor Equipment	29.6%
Electronic Equipment, Instruments & Components	14.8%
Banks	12.2%
Technology Hardware, Storage & Peripherals	9.1%
Chemicals	9.1%
Insurance	3.7%
Diversified Telecommunication Services	2.8%
Diversified Financial Services	2.4%
Food Products	2.2%
Metals & Mining	2.1%

1. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwan large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 211.

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materials and telecommunication services. Individual holdings that lifted the Fund’s absolute return included Taiwan Semiconductor Manufacturing, Formosa Plastics and Formosa Chemicals & Fibre.

For the same period, the sectors that detracted most from the Fund’s absolute performance were information technology and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included Hon Hai Precision Industry, LARGAN Precision and Quanta Computer.

Thank you for your participation in Franklin FTSE Taiwan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment	19.8%
Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components	8.5%
MediaTek Inc. Semiconductors & Semiconductor Equipment	3.3%
Formosa Plastics Corp. Chemicals	3.2%
Nan Ya Plastics Corp. Chemicals	3.0%
Chunghwa Telecom Co. Ltd. Diversified Telecommunication Services	2.8%
Cathay Financial Holding Co. Ltd. Insurance	2.7%
CTBC Financial Holding Co. Ltd. Banks	2.5%
Formosa Chemicals & Fibre Corp. Chemicals	2.4%
Fubon Financial Holding Co. Ltd. Diversified Financial Services	2.4%

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Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/2/17)	+2.27%[4]	+3.36%	+2.27%[4]	+3.36%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 97 for Performance Summary footnotes.

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Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Taiwanese issuers involve risks that are specific to Taiwan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region the Fund may also experience greater volatility that a Fund that is more broadly diversified geographically. As a non-diversified Fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. These and other risk considerations are discussed in the Fund’s prospectus. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Tot al return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,022.70	$0.78	$1,023.98	$0.96	0.19%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE United Kingdom ETF

We are pleased to bring you Franklin FTSE United Kingdom ETF’s annual report for the period since the Fund’s inception on November 2, 2017, through March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE UK Capped Index and in depositary receipts representing such securities.

Performance Overview

For the period since inception on November 2, 2017, through March 31, 2018, the Fund posted cumulative total returns of +2.29% based on market price and +1.80% based on net asset value.2 In comparison, the FTSE UK Capped Index posted a +1.76% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 101.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Manager’s Discussion

For the period since the Fund’s inception on November 2, 2017, through March 31, 2018, the sectors that contributed most to the Fund’s absolute performance were financials,

Top 10 Sectors/Industries
3/31/18
% of Total Net Assets
Oil, Gas & Consumable Fuels	14.6%
Banks	12.7%
Metals & Mining	7.6%
Pharmaceuticals	6.8%
Tobacco	6.1%
Insurance	5.8%
Hotels, Restaurants & Leisure	3.3%
Beverages	3.3%
Wireless Telecommunication Services	2.7%
Personal Products	2.4%

1. The FTSE UK Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of UK large- and mid-capitalization stocks.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 214.

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health care and energy. Individual holdings that lifted the Fund’s absolute return included GlaxoSmithKline, Barclays and BP.

For the same period, the only sector that detracted from the Fund’s absolute performance was information technology. Individual holdings that hindered the Fund’s absolute return included Micro Focus International, British American Tobacco and Capita (not held at period-end).

Thank you for your participation in Franklin FTSE United Kingdom ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
3/31/18
Company Sector/Industry	% of Total Net Assets
Royal Dutch Shell PLC Oil, Gas & Consumable Fuels	9.7%
HSBC Holdings PLC Banks	7.0%
British American Tobacco PLC Tobacco	4.9%
BP PLC Oil, Gas & Consumable Fuels	4.8%
GlaxoSmithKline PLC Pharmaceuticals	3.5%
AstraZeneca PLC Pharmaceuticals	3.2%
Diageo PLC Beverages	3.1%
Vodafone Group PLC Wireless Telecommunication Services	2.7%
Lloyds Banking Group PLC Banks	2.4%
Prudential PLC Insurance	2.4%

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FRANKLIN FTSE UNITED KINGDOM ETF

Performance Summary as of March 31, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
Since Inception (11/2/17)	+1.80%	+2.29%	+1.80%	+2.29%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 102 for Performance Summary footnotes.

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FRANKLIN FTSE UNITED KINGDOM ETF

Distributions (11/2/17–3/31/18)

Net Investment Income
$0.109640

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of UK issuers involve risks that are specific to the UK, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE UNITED KINGDOM ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,018.00	$0.37	$1,024.48	$0.45	0.09%

1. 11/2/17 for Actual; 10/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. For Actual expenses, the multiplier is 149/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Asia ex Japan ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.64

Income from investment operations[b]:

Net investment income[c]	0.04

Net realized and unrealized gains (losses)	(0.05)

Total from investment operations	(0.01)

Net asset value, end of year	$23.63

Total return[d]	(0.04)%

Ratios to average net assets[e]

Total expenses	0.19%

Net investment income	1.06%

Supplemental data

Net assets, end of year (000’s)	$9,451

Portfolio turnover rate[f]	0.96%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

104	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Asia ex Japan ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 99.0%
	China 34.1%
a	3SBio Inc.	Biotechnology	2,000	$4,505
a	58.com Inc., ADR	Internet Software & Services	195	15,573
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	1,500	27,063
	Agile Group Holdings Ltd.	Real Estate Management & Development	2,000	4,133
	Agricultural Bank of China Ltd., H	Banks	49,000	27,846
	Air China Ltd., H	Airlines	4,000	5,097
a	Alibaba Group Holding Ltd., ADR	Internet Software & Services	2,063	378,643
a	Alibaba Health Information Technology Ltd.	Health Care Technology	6,000	2,982
a	Aluminum Corp. of China Ltd., H	Metals & Mining	8,000	4,434
	Angang Steel Co. Ltd., H	Metals & Mining	2,000	1,911
	Anhui Conch Cement Co. Ltd., H	Construction Materials	2,500	13,618
	Anhui Gujing Distillery Co. Ltd., B	Beverages	200	1,011
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	2,000	10,091
	Autohome Inc., ADR	Internet Software & Services	105	9,024
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	5,000	3,523
	BAIC Motor Corp. Ltd., H	Automobiles	2,500	3,064
a	Baidu Inc., ADR	Internet Software & Services	530	118,291
	Bank of China Ltd., H	Banks	147,000	79,041
	Bank of Communications Co. Ltd., H	Banks	15,000	11,754
	BBMG Corp., H	Construction Materials	5,000	2,255
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	4,000	5,372
	Beijing Enterprises Holdings Ltd.	Industrial Conglomerates	1,000	5,224
	Beijing Enterprises Water Group Ltd.	Water Utilities	8,000	4,465
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	4,000	973
	Beijing North Star Co. Ltd., H	Real Estate Management & Development	2,000	691
a	Bengang Steel Plates Co. Ltd., B	Metals & Mining	800	322
	BOE Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	1,800	1,021
	Brilliance China Automotive Holdings Ltd.	Automobiles	6,000	12,522
	BYD Co. Ltd., H	Automobiles	1,500	11,697
	BYD Electronic International Co. Ltd.	Communications Equipment	1,500	2,813
a	CAR Inc.	Road & Rail	1,000	900
	Central China Securities Co. Ltd., H	Capital Markets	2,000	747
	CGN Power Co. Ltd., H	Independent Power and Renewable Electricity Producers	22,000	5,690
	China Agri-Industries Holdings Ltd.	Food Products	4,000	1,758
	China Bluechemical Ltd.	Chemicals	4,000	1,121
	China Cinda Asset Management Co. Ltd., H	Capital Markets	18,000	6,536
	China CITIC Bank Corp. Ltd., H	Banks	15,000	10,244
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	4,000	1,600
	China Communications Construction Co. Ltd., H	Construction & Engineering	9,000	9,243
	China Communications Services Corp. Ltd.	Diversified Telecommunication Services	4,000	2,390
	China Conch Venture Holdings Ltd.	Machinery	3,000	9,155
	China Construction Bank Corp., H	Banks	172,000	176,640
	China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	1,047
	China Eastern Airlines Corp. Ltd., H	Airlines	4,000	2,905
	China Everbright Bank Co. Ltd., H	Banks	6,000	2,882
	China Everbright International Ltd.	Commercial Services & Supplies	5,000	7,008
	China Everbright Ltd.	Capital Markets	2,000	4,189
a	China Evergrande Group	Real Estate Management & Development	5,000	15,736
	China Foods Ltd.	Food Products	2,000	920
	China Galaxy Securities Co. Ltd., H	Capital Markets	7,000	4,656
	China Huarong Asset Management Co. Ltd., H	Capital Markets	19,000	7,989
	China International Capital Corp. Ltd., H	Capital Markets	1,200	2,407
	China International Marine Containers (Group) Co. Ltd.	Machinery	800	1,248
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	8,000	4,556

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Life Insurance Co. Ltd., H	Insurance	14,000	$38,531
a	China Literature Ltd.	Media	200	1,850
	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	47	6,190
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	7,000	5,369
	China Machinery Engineering Corp., H	Construction & Engineering	2,000	1,060
	China Medical System Holdings Ltd.	Pharmaceuticals	2,000	4,541
	China Mengniu Dairy Co. Ltd.	Food Products	5,000	17,137
	China Merchants Bank Co. Ltd., H	Banks	7,000	28,675
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	2,000	4,409
	China Merchants Securities Co. Ltd.	Capital Markets	1,800	2,578
	China Minsheng Banking Corp. Ltd., H	Banks	10,000	9,722
	China Mobile Ltd.	Wireless Telecommunication Services	10,000	91,676
	China Molybdenum Co. Ltd., H	Metals & Mining	9,000	6,789
	China National Building Material Co. Ltd., H	Construction Materials	6,000	6,514
	China National Materials Co. Ltd., H	Construction Materials	2,000	1,825
	China Oilfield Services Ltd., H	Energy Equipment & Services	4,000	4,123
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	8,000	27,777
	China Pacific Insurance Group Co. Ltd., H	Insurance	5,000	22,393
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	50,000	43,895
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	9,000	2,316
	China Railway Construction Corp. Ltd., H	Construction & Engineering	3,500	3,505
	China Railway Group Ltd., H	Construction & Engineering	7,000	4,852
b	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	3,000	2,347
	China Reinsurance Group Corp., H	Insurance	13,000	2,700
	China Resources Beer Holdings Co. Ltd.	Beverages	4,000	17,329
	China Resources Cement Holdings Ltd.	Construction Materials	4,000	3,456
	China Resources Gas Group Ltd.	Gas Utilities	2,000	6,944
	China Resources Land Ltd.	Real Estate Management & Development	6,000	21,826
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	3,000	4,205
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	4,000	7,298
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	6,500	16,150
	China South City Holdings Ltd.	Real Estate Management & Development	4,000	902
	China Southern Airlines Co. Ltd., H	Airlines	4,000	4,128
	China State Construction International Holdings Ltd.	Construction & Engineering	4,000	4,883
	China Taiping Insurance Holdings Co. Ltd.	Insurance	2,800	9,258
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	26,000	11,462
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	4,000	2,951
	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	4,000	1,417
a	China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	10,000	12,614
	China Vanke Co. Ltd., H	Real Estate Management & Development	2,500	11,404
	China Zhongwang Holdings Ltd.	Metals & Mining	2,800	1,663
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	1,600	1,657
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	5,000	3,829
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	6,000	5,237
a	CIMC Enric Holdings Ltd.	Machinery	2,000	1,916
	Citic Pacific Ltd.	Industrial Conglomerates	9,000	12,591
	CITIC Resources Holdings Ltd.	Trading Companies & Distributors	4,000	449
	CITIC Securities Co. Ltd., H	Capital Markets	4,500	10,298
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	31,000	45,661
a	COSCO SHIPPING Development Co. Ltd., H	Marine	7,000	1,302
	COSCO SHIPPING Energy Transportation Co. Ltd., H	Marine	2,000	1,030

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	COSCO Shipping Holdings Co. Ltd.	Marine	5,000	$2,478
	COSCO Shipping Ports Ltd.	Transportation Infrastructure	4,000	3,364
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	13,000	26,768
	CRRC Corp. Ltd., H	Machinery	8,000	6,819
	CSC Financial Co. Ltd., H	Capital Markets	1,500	1,248
	CSG Holding Co. Ltd.	Construction Materials	1,700	977
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	8,000	21,253
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	683	31,841
	Dali Foods Group Co. Ltd.	Food Products	4,000	3,292
	Dalian Port (PDA) Co. Ltd., H	Transportation Infrastructure	4,000	673
a	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	6,000	1,797
	Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	1,500	921
a	Dongfang Electric Corp. Ltd., H	Electrical Equipment	600	467
	Dongfeng Motor Group Co. Ltd., H	Automobiles	6,000	6,965
	ENN Energy Holdings Ltd.	Gas Utilities	1,000	8,932
	Everbright Securities Co. Ltd., H	Capital Markets	600	696
	Far East Horizon Ltd.	Diversified Financial Services	4,000	4,230
	Foshan Electrical and Lighting Co. Ltd., B	Electrical Equipment	600	456
	Fosun International Ltd.	Industrial Conglomerates	4,500	9,747
	Foxconn International Holdings Ltd.	Electronic Equipment, Instruments & Components	6,000	1,300
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	800	3,083
a	GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor Equipment	24,000	2,966
	Geely Automobile Holdings Ltd.	Automobiles	9,000	25,916
	Genscript Biotech Corp.	Life Sciences Tools & Services	2,000	6,396
	GF Securities Co. Ltd., H	Capital Markets	3,000	5,512
	GOME Retail Holdings Ltd.	Specialty Retail	21,000	2,274
	Great Wall Motor Co. Ltd., H	Automobiles	6,000	6,017
	Greentown China Holdings Ltd.	Real Estate Management & Development	1,500	2,030
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	1,500	591
	Guangdong Investment Ltd.	Water Utilities	6,000	9,434
	Guangshen Railway Co. Ltd., H	Road & Rail	2,000	1,182
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	4,000	7,370
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	2,000	4,990
	Guotai Junan International holdings Ltd.	Capital Markets	4,000	1,152
a	Guotai Junan Securities Co. Ltd.	Capital Markets	1,600	3,474
	Haier Electronics Group Co. Ltd.	Household Durables	2,000	7,123
	Haitian International Holdings Ltd.	Machinery	1,000	3,032
	Haitong Securities Co. Ltd., H	Capital Markets	6,400	8,465
a	Health and Happiness H&H International Holdings Ltd.	Food Products	500	3,807
	Hengan International Group Co. Ltd.	Personal Products	1,500	13,895
a	HengTen Networks Group Ltd.	Textiles, Apparel & Luxury Goods	36,000	1,537
	Hopson Development Holdings Ltd.	Real Estate Management & Development	2,000	2,283
a	Huadian Energy Co. Ltd.	Independent Power and Renewable Electricity Producers	800	290
	Huadian Fuxin Energy Corp. Ltd., H	Independent Power and Renewable Electricity Producers	4,000	1,024
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	4,000	1,539
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	8,000	5,372
	Huaneng Renewables Corp. Ltd., H	Independent Power and Renewable Electricity Producers	10,000	3,733
	Huatai Securities Co. Ltd., H	Capital Markets	3,400	6,542
	Industrial and Commercial Bank of China Ltd., H	Banks	151,000	129,484
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	2,000	2,674
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	1,448	58,630
	Jiangling Motors Corp. Ltd., B	Automobiles	200	306
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,829

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Jiangxi Copper Co. Ltd., H	Metals & Mining	2,000	$2,854
	Jinzhou Port Co. Ltd., B	Transportation Infrastructure	400	196
	Kingsoft Corp. Ltd.	Software	2,000	6,345
	Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	6,000	5,176
	KWG Property Holding Ltd.	Real Estate Management & Development	2,500	3,408
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	400	1,464
	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	800	2,645
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	14,000	7,153
a	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	3,073
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	200	1,611
	Logan Property Holdings Co. Ltd.	Real Estate Management & Development	2,000	3,043
	Longfor Properties Co. Ltd.	Real Estate Management & Development	3,000	9,174
	Luye Pharma Group Ltd.	Pharmaceuticals	3,000	2,871
a	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	4,000	1,712
a,b	Meitu Inc., Reg S	Technology Hardware, Storage & Peripherals	2,500	2,864
	Metallurgical Corp. of China Ltd.	Construction & Engineering	6,000	1,712
	Minth Group Ltd.	Auto Components	2,000	9,110
a	Momo Inc., ADR	Internet Software & Services	182	6,803
	NetEase Inc., ADR	Internet Software & Services	140	39,255
	New China Life Insurance Co. Ltd., H	Insurance	1,600	7,451
	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	257	22,526
	Nexteer Automotive Group Ltd.	Auto Components	2,000	3,012
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	3,000	4,488
	Orient Securities Co. Ltd. of China, H	Capital Markets	1,600	1,488
	People’s Insurance Co. Group of China Ltd., H	Insurance	16,000	7,482
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	40,000	27,471
	PICC Property & Casualty Co. Ltd., H	Insurance	8,000	14,006
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	9,500	96,594
a	Poly Property Group Co. Ltd.	Real Estate Management & Development	4,000	1,967
	Postal Savings Bank of China Co. Ltd., H	Banks	11,000	6,910
	Red Star Macalline Group Corp. Ltd., H	Real Estate Management & Development	1,000	1,171
a	Semiconductor Manufacturing International Corp.	Semiconductors & Semiconductor Equipment	5,500	7,190
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	900	1,499
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	500	845
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	4,000	2,666
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	400	520
	Shanghai Baosight Software Co. Ltd., B	Software	400	736
a	Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	800	624
a	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	6,000	2,079
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	1,000	6,141
	Shanghai Haixin Group Co., B	Textiles, Apparel & Luxury Goods	800	496
	Shanghai Huayi Group Corp. Ltd., B	Chemicals	600	555
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	1,000	2,606
	Shanghai Jinjiang International Hotels Development Co. Ltd.	Hotels, Restaurants & Leisure	400	1,074
	Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	400	484
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	500	648
	Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	1,700	2,458
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	400	836
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	1,600	4,281
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	900	464
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	400	550
	Shanghai Zhenhua Heavy Industries Co. Ltd., B	Machinery	1,700	889

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	100	$471
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,036
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	1,500	3,284
	Shenzhen Investment Ltd.	Real Estate Management & Development	6,000	2,546
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,000	10,531
	Shimao Property Holdings Ltd.	Real Estate Management & Development	2,500	7,072
	Shougang Fushan Resources Group Ltd.	Metals & Mining	6,000	1,529
	Shui On Land Ltd.	Real Estate Management & Development	6,500	1,764
	Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	2,000	706
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	8,000	2,365
a	SINA Corp.	Internet Software & Services	118	12,304
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	5,500	3,987
a	Sinofert Holdings Ltd.	Chemicals	4,000	510
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	3,000	2,985
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	4,000	601
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	6,000	3,647
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	2,000	10,015
	Sinotrans Ltd., H	Air Freight & Logistics	4,000	2,197
	Sinotruk Hong Kong Ltd.	Machinery	1,500	1,776
	Soho China Ltd.	Real Estate Management & Development	3,500	1,833
	Sunac China Holdings Ltd.	Real Estate Management & Development	4,000	15,443
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	1,300	24,001
	TAL Education Group, ADR	Diversified Consumer Services	541	20,066
	Tencent Holdings Ltd.	Internet Software & Services	10,600	553,210
	Tingyi Cayman Islands Holding Corp.	Food Products	4,000	8,297
a	Towngas China Co. Ltd.	Gas Utilities	2,000	1,740
	TravelSky Technology Ltd., H	IT Services	2,000	5,797
	Uni-President China Holdings Ltd.	Food Products	2,000	1,730
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	817	13,579
	Want Want China Holdings Ltd.	Food Products	11,000	8,816
a	Weibo Corp., ADR	Internet Software & Services	65	7,770
	Weichai Power Co. Ltd., H	Machinery	4,000	4,485
	Weifu High-Technology Group Co. Ltd., B	Auto Components	300	635
a,b	Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services	500	4,807
	Wuxi Little Swan Co. Ltd., B	Household Durables	200	1,307
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	1,000	799
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	1,000	1,603
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	6,000	2,423
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	400	1,028
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	2,000	2,548
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	12,000	2,829
a	YY Inc., ADR	Internet Software & Services	75	7,890
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	2,000	1,572
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,041
a,b	ZhongAn Online P&C Insurance Co. Ltd., H, Reg S	Insurance	200	1,507
	Zhongsheng Group Holdings Ltd.	Specialty Retail	1,000	2,733
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	1,000	4,842
	Zijin Mining Group Co. Ltd., H	Metals & Mining	12,000	5,367
	Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery	2,600	994
a	ZTE Corp., H	Communications Equipment	1,400	4,558
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics	571	8,559

				3,220,147

libertyshares.com	Annual Report	109

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong 11.4%
	AIA Group Ltd.	Insurance	23,200	$196,282
a	Alibaba Pictures Group Ltd.	Media	20,000	2,599
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment	600	8,379
	BOC Hong Kong (Holdings) Ltd.	Banks	7,000	34,071
	Bosideng International Holdings Ltd.	Household Durables	6,000	589
a	Cathay Pacific Airways Ltd.	Airlines	1,000	1,725
	Champion REIT	Equity Real Estate Investment Trusts (REITs)	4,000	2,849
	China Gas Holdings Ltd.	Gas Utilities	3,000	10,913
a	China Oceanwide Holdings Ltd.	Real Estate Management & Development	10,000	631
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	2,000	2,278
	CK Asset Holdings Ltd.	Real Estate Management & Development	5,000	41,952
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	5,000	59,822
	CK Infrastructure Holdings Ltd.	Electric Utilities	1,000	8,174
	CLP Holdings Ltd.	Electric Utilities	3,000	30,542
	Dah Sing Banking Group Ltd.	Banks	800	1,745
	Dah Sing Financial Group	Banks	400	2,528
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing	600	4,770
a	Esprit Holdings Ltd.	Specialty Retail	3,500	1,191
	First Pacific Co. Ltd.	Diversified Financial Services	4,000	2,176
a	Fullshare Holdings Ltd.	Real Estate Management & Development	15,000	8,314
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	4,000	36,314
	Hang Lung Group Ltd.	Real Estate Management & Development	2,000	6,536
	Hang Lung Properties Ltd.	Real Estate Management & Development	4,000	9,317
	Hang Seng Bank Ltd.	Banks	1,400	32,394
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	2,000	13,022
	Hong Kong and China Gas Co. Ltd.	Gas Utilities	16,000	32,863
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets	2,400	78,040
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	2,200	15,158
	Hopewell Highway Infrastructure Ltd.	Transportation Infrastructure	2,000	1,221
	Hopewell Holdings Ltd.	Industrial Conglomerates	1,000	3,816
	Huabao International Holdings Ltd.	Chemicals	2,000	1,325
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Diversified Telecommunication Services	4,000	1,407
	Hysan Development Co. Ltd.	Real Estate Management & Development	1,000	5,288
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	400	24,648
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates	300	11,502
	Johnson Electric Holdings Ltd.	Electrical Equipment	500	1,876
	Kerry Logistics Network Ltd.	Air Freight & Logistics	1,000	1,478
	Kerry Properties Ltd.	Real Estate Management & Development	1,000	4,504
	Kingboard Chemical Holdings Ltd.	Electronic Equipment, Instruments & Components	1,500	6,852
	Kingboard Laminates Holding Ltd.	Electronic Equipment, Instruments & Components	2,000	2,900
a	Landing International Development Ltd.	Semiconductors & Semiconductor Equipment	120,000	3,333
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	3,000	3,169
	Li & Fung Ltd.	Textiles, Apparel & Luxury Goods	12,000	5,871
	Lifestyle International Holdings Ltd.	Multiline Retail	1,000	1,639
	Link REIT	Equity Real Estate Investment Trusts (REITs)	4,000	34,148
	Melco International Development Ltd.	Hotels, Restaurants & Leisure	2,000	5,810
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	1,600	4,128
	MTR Corp. Ltd.	Road & Rail	2,500	13,442
	New World Development Co. Ltd.	Real Estate Management & Development	11,000	15,529
	NWS Holdings Ltd.	Industrial Conglomerates	3,000	5,443
	Orient Overseas International Ltd.	Marine	500	4,523
	PCCW Ltd.	Diversified Telecommunication Services	8,000	4,628
	Power Assets Holdings Ltd.	Electric Utilities	2,500	22,282
	Sa Sa International Holdings Ltd.	Specialty Retail	2,000	1,035
	Samsonite International SA	Textiles, Apparel & Luxury Goods	2,400	10,917

110	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
	Sands China Ltd.	Hotels, Restaurants & Leisure	4,800	$25,809
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	2,000	4,026
	Shun Tak Holdings Ltd.	Industrial Conglomerates	4,000	1,651
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	8,000	15,698
	Sino Land Co. Ltd.	Real Estate Management & Development	6,000	9,709
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	4,000	3,476
	Sun Art Retail Group Ltd.	Food & Staples Retailing	4,000	4,653
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	3,000	47,399
	Swire Pacific Ltd., A	Real Estate Management & Development	1,000	10,085
	Swire Pacific Ltd., B	Real Estate Management & Development	2,500	4,281
	Swire Properties Ltd.	Real Estate Management & Development	2,000	7,008
	Taifook Securities Group Ltd.	Capital Markets	4,000	2,329
	Techtronic Industries Co. Ltd.	Household Durables	2,500	14,573
	Television Broadcasts Ltd.	Media	600	1,988
	The Bank of East Asia Ltd.	Banks	2,400	9,571
	The Wharf Holdings Ltd.	Real Estate Management & Development	2,000	6,868
	VTech Holdings Ltd.	Communications Equipment	300	3,788
b	WH Group Ltd., Reg S	Food Products	16,000	17,043
a	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	2,000	13,022
	Wheelock and Co. Ltd.	Real Estate Management & Development	2,000	14,615
	Xinyi Glass Holdings Ltd.	Auto Components	4,000	6,024
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	5,954

				1,077,458

	India 10.3%
	ABB India Ltd.	Electrical Equipment	98	1,945
	ACC Ltd.	Construction Materials	87	2,011
	Adani Enterprises Ltd.	Trading Companies & Distributors	509	1,221
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	1,585	8,605
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers	1,784	648
	Ambuja Cements Ltd.	Construction Materials	1,492	5,329
	Ashok Leyland Ltd.	Machinery	2,256	5,031
	Asian Paints Ltd.	Chemicals	555	9,534
	Aurobindo Pharma Ltd.	Pharmaceuticals	525	4,490
a	Avenue Supermarts Ltd.	Food & Staples Retailing	127	2,580
	Axis Bank Ltd.	Banks	3,227	25,258
	Bajaj Auto Ltd.	Automobiles	167	7,028
	Bajaj Finance Ltd.	Consumer Finance	333	9,025
	Bajaj Finserv Ltd.	Diversified Financial Services	74	5,868
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	51	2,084
	Bank of Baroda	Banks	888	1,937
	Berger Paints India Ltd.	Chemicals	449	1,767
	Bharat Electronics Ltd.	Aerospace & Defense	1,136	2,464
	Bharat Forge Ltd.	Auto Components	359	3,851
	Bharat Heavy Electricals Ltd.	Electrical Equipment	1,698	2,118
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	1,923	12,603
	Bharti Airtel Ltd.	Wireless Telecommunication Services	2,462	15,050
	Bharti Infratel Ltd.	Diversified Telecommunication Services	1,657	8,540
	Biocon Ltd.	Biotechnology	320	2,914
	Bosch Ltd.	Auto Components	14	3,868
	Britannia Industries Ltd.	Food Products	56	4,268
	Cadila Healthcare Ltd.	Pharmaceuticals	474	2,746
	Canara Bank Ltd.	Banks	230	931
	Castrol India Ltd.	Chemicals	457	1,436
a	CG Power and Industrial Solutions Ltd.	Electrical Equipment	793	944

libertyshares.com	Annual Report	111

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Cipla Ltd.	Pharmaceuticals	620	$5,185
	Coal India Ltd.	Oil, Gas & Consumable Fuels	2,434	10,572
	Colgate-Palmolive India Ltd.	Personal Products	138	2,236
	Container Corp. of India Ltd.	Road & Rail	160	3,054
	Cummins India Ltd.	Machinery	128	1,374
	Dabur India Ltd.	Personal Products	1,058	5,327
	Dalmia Bharat Ltd.	Construction Materials	44	1,939
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	153	2,557
	DLF Ltd.	Real Estate Management & Development	812	2,506
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	156	4,976
	Eicher Motors Ltd.	Machinery	26	11,310
	Emami Ltd.	Personal Products	105	1,721
	Exide Industries Ltd.	Auto Components	393	1,343
	GAIL India Ltd.	Gas Utilities	1,043	5,252
	GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	20	1,871
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	266	2,146
a	GMR Infrastructure Ltd.	Construction & Engineering	4,071	1,052
	Godrej Consumer Products Ltd.	Personal Products	473	7,931
	Godrej Industries Ltd.	Chemicals	135	1,138
	Grasim Industries Ltd.	Construction Materials	621	10,006
	Great Eastern Shipping Co. Ltd.	Oil, Gas & Consumable Fuels	96	486
	Havell’s India Ltd.	Electrical Equipment	462	3,456
	HCL Technologies Ltd.	IT Services	1,015	15,074
	Hero Motocorp Ltd.	Automobiles	189	10,266
	Hindalco Industries Ltd.	Metals & Mining	1,730	5,691
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	1,175	6,213
	Hindustan Unilever Ltd.	Household Products	1,365	27,905
	Hindustan Zinc Ltd.	Metals & Mining	451	2,078
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	3,062	85,707
	ICICI Bank Ltd.	Banks	1,043	4,451
b	ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	135	1,643
b	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	497	2,961
a	IDBI Bank Ltd.	Banks	1,019	1,128
a	Idea Cellular Ltd.	Wireless Telecommunication Services	2,778	3,233
	IDFC Bank Ltd.	Banks	2,575	1,869
	IDFC Ltd.	Diversified Financial Services	200	150
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	625	11,856
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	4,220	11,426
	IndusInd Bank Ltd.	Banks	86	2,369
	Infosys Ltd.	IT Services	3,450	59,868
b	InterGlobe Aviation Ltd., Reg S	Airlines	81	1,603
	ITC Ltd.	Tobacco	5,654	22,149
a	Jindal Steel & Power Ltd.	Metals & Mining	705	2,368
	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers	736	822
	JSW Steel Ltd.	Metals & Mining	2,283	10,086
	Kansai Nerolac Paints Ltd.	Chemicals	249	1,931
	L&T Finance Holdings Ltd.	Diversified Financial Services	843	2,031
	Larsen & Toubro Ltd.	Construction & Engineering	648	13,024
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	477	3,908
	Lupin Ltd.	Pharmaceuticals	426	4,806
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	526	3,736
	Mahindra & Mahindra Ltd.	Automobiles	1,173	13,289
	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	386	650

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Marico Ltd.	Personal Products	870	$4,349
	Maruti Suzuki India Ltd.	Automobiles	233	31,656
	Motherson Sumi Systems Ltd.	Auto Components	1,217	5,802
	Mphasis Ltd.	IT Services	147	1,888
	MRF Ltd.	Auto Components	2	2,224
	Nestle India Ltd.	Food Products	45	5,660
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	4,745	2,015
	NMDC Ltd.	Metals & Mining	1,463	2,659
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	3,814	9,924
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	5,936	16,182
	Oil India Ltd.	Oil, Gas & Consumable Fuels	525	1,742
	Oracle Financial Services Software Ltd.	Software	44	2,527
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	10	3,478
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	289	1,023
	Pidilite Industries Ltd.	Chemicals	237	3,335
	Piramal Enterprises Ltd.	Pharmaceuticals	162	6,043
	Power Grid Corp. of India Ltd.	Electric Utilities	1,480	4,385
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	267	3,028
	Reliance Capital Ltd.	Diversified Financial Services	238	1,545
a	Reliance Communications Ltd.	Wireless Telecommunication Services	1,974	658
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	5,980	80,932
	Reliance Infrastructure Ltd.	Electric Utilities	248	1,626
a	Reliance Power Ltd.	Independent Power and Renewable Electricity Producers	1,058	586
	Rural Electrification Corp. Ltd.	Diversified Financial Services	1,264	2,417
	Shree Cement Ltd.	Construction Materials	16	3,973
	Shriram Transport Finance Co. Ltd.	Consumer Finance	323	7,129
	Siemens Ltd.	Industrial Conglomerates	165	2,714
	State Bank of India	Banks	3,127	11,981
a	Steel Authority of India Ltd.	Metals & Mining	1,910	2,056
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	2,118	16,078
	Sun TV Network Ltd.	Media	162	2,108
	Tata Communications Ltd.	Diversified Telecommunication Services	131	1,246
	Tata Consultancy Services Ltd.	IT Services	885	38,660
a	Tata Motors Ltd.	Automobiles	1,948	9,762
a	Tata Motors Ltd., A	Automobiles	735	2,066
	Tata Power Co. Ltd.	Electric Utilities	1,824	2,209
	Tata Steel Ltd.	Metals & Mining	521	4,562
	Tech Mahindra Ltd.	IT Services	901	8,823
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	599	8,654
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	78	1,495
	Torrent Power Ltd.	Electric Utilities	222	780
	UltraTech Cement Ltd.	Construction Materials	159	9,629
a	Union Bank of India Ltd.	Banks	280	404
	United Breweries Ltd.	Beverages	128	1,860
a	United Spirits Ltd.	Beverages	114	5,470
	UPL Ltd.	Chemicals	686	7,681
	Vakrangee Software Ltd.	IT Services	1,032	3,502
	Vedanta Ltd.	Metals & Mining	3,024	12,883
	Wipro Ltd.	IT Services	2,274	9,803
a	Wockhardt Ltd.	Pharmaceuticals	56	624
	Yes Bank Ltd.	Banks	3,053	14,270
	Zee Entertainment Enterprises Ltd.	Media	1,022	9,018

				972,947

	Indonesia 2.1%
	Astra Agro Lestari Tbk PT	Food Products	900	881
	Astra International Tbk PT	Automobiles	37,400	19,831

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Indonesia (continued)
	Bank Central Asia Tbk PT	Banks	18,600	$31,478
	Bank Danamon Indonesia Tbk PT	Banks	6,000	2,996
	Bank Mandiri Persero Tbk PT	Banks	35,600	19,846
	Bank Negara Indonesia Persero Tbk PT	Banks	14,200	8,948
	Bank Rakyat Indonesia Persero Tbk PT	Banks	101,800	26,619
	Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	7,800	1,666
	Bumi Serpong Damai Tbk PT	Real Estate Management & Development	14,600	1,888
	Charoen Pokphand Indonesia Tbk PT	Food Products	14,100	3,533
	Gudang Garam Tbk PT	Tobacco	900	4,738
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	16,800	4,857
	Indocement Tunggal Prakarsa Tbk PT	Construction Materials	2,600	3,022
	Indofood CBP Sukses Makmur Tbk PT	Food Products	4,400	2,645
	Indofood Sukses Makmur Tbk PT	Food Products	8,400	4,393
	Jasa Marga Persero Tbk PT	Transportation Infrastructure	4,200	1,397
	Kalbe Farma Tbk PT	Pharmaceuticals	36,200	3,944
	Matahari Department Store Tbk PT	Multiline Retail	4,500	3,579
	Media Nusantara Citra Tbk PT	Media	9,500	976
	Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	20,100	3,358
	PT Telekomunikasi Indonesia (Persero) Tbk, B	Diversified Telecommunication Services	91,900	24,030
a	PT XL Axiata Tbk	Wireless Telecommunication Services	6,900	1,263
	Semen Indonesia (Persero) Tbk PT	Construction Materials	5,600	4,210
	Surya Citra Media Tbk PT	Media	11,000	2,165
	Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	3,800	1,539
	Unilever Indonesia Tbk PT	Household Products	2,200	7,914
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	2,900	6,740
a	Vale Indonesia Tbk PT	Metals & Mining	3,900	790

				199,246

	Italy 0.0%†
	Prada SpA	Textiles, Apparel & Luxury Goods	1,000	4,619

	Luxembourg 0.0%†
	L’Occitane International SA	Specialty Retail	1,000	1,847

	Macau 0.1%
a	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	3,000	440
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	2,800	10,150

				10,590

	Malaysia 3.3%
	AirAsia Bhd.	Airlines	2,900	2,947
	Alliance Bank Malaysia Bhd.	Banks	2,100	2,373
	AMMB Holdings Bhd.	Banks	3,700	3,721
	Astro Malaysia Holdings Bhd.	Media	3,900	2,017
	Axiata Group Bhd.	Wireless Telecommunication Services	8,500	11,976
	British American Tobacco Malaysia Bhd.	Tobacco	300	2,049
a	Bumi Armada Bhd.	Energy Equipment & Services	6,500	1,403
	CIMB Group Holdings Bhd.	Banks	12,300	22,864
	Digi.com Bhd.	Wireless Telecommunication Services	7,200	8,637
	Felda Global Ventures Holdings Bhd.	Food Products	3,600	1,582
	Gamuda Bhd.	Construction & Engineering	4,200	5,625
	Genting Bhd.	Hotels, Restaurants & Leisure	4,300	9,705
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	5,400	6,841
	HAP Seng Consolidated Bhd.	Industrial Conglomerates	1,400	3,569
	Hong Leong Bank Bhd.	Banks	1,200	5,832
	Hong Leong Financial Group Bhd.	Banks	500	2,490
	IHH Healthcare Bhd.	Health Care Providers & Services	5,400	8,446
	IJM Corp. Bhd.	Construction & Engineering	6,100	4,226

114	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Malaysia (continued)
	IOI Corp. Bhd.	Food Products	6,200	$7,678
	IOI Properties Group Bhd.	Real Estate Management & Development	3,600	1,508
	KLCCP Stapled Group	Equity Real Estate Investment Trusts (REITs)	900	1,668
	Kuala Lumpur Kepong Bhd.	Food Products	1,000	6,613
	Malayan Banking Bhd.	Banks	11,300	30,967
	Malaysia Airports Holdings Bhd.	Transportation Infrastructure	1,700	3,890
	Maxis Bhd.	Wireless Telecommunication Services	5,300	7,865
	MISC Bhd.	Marine	2,800	5,103
	MMC Corp. Bhd.	Industrial Conglomerates	1,600	699
	Nestle (Malaysia) Bhd.	Food Products	100	3,994
	Petronas Chemicals Group Bhd.	Chemicals	5,400	11,532
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	600	3,859
	Petronas Gas Bhd.	Gas Utilities	1,500	6,918
	PPB Group Bhd.	Food Products	1,200	5,938
	Press Metal Aluminium Holdings Bhd.	Metals & Mining	3,600	4,021
	Public Bank Bhd.	Banks	6,000	37,229
	RHB Bank Bhd	Banks	2,200	2,975
	Sime Darby Bhd.	Industrial Conglomerates	6,800	4,641
a	Sime Darby Plantation Bhd.	Food Products	6,800	9,704
a	Sime Darby Property Bhd.	Real Estate Management & Development	6,800	2,496
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	2,300	3,104
	Tenaga Nasional Bhd.	Electric Utilities	7,800	32,749
a	UEM Sunrise Bhd.	Real Estate Management & Development	3,000	783
	Westports Holdings Bhd.	Transportation Infrastructure	2,000	1,856
	YTL Corp. Bhd.	Multi-Utilities	9,300	3,246
	YTL Power International Bhd.	Multi-Utilities	5,700	1,503

				308,842

	Pakistan 0.1%
	Fauji Fertilizer Co. Ltd.	Chemicals	1,500	1,219
	Habib Bank Ltd.	Banks	1,300	2,390
	National Bank of Pakistan	Banks	1,500	651
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	1,200	1,809
	Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	1,000	1,841

				7,910

	Philippines 1.3%
	Aboitiz Equity Ventures Inc.	Industrial Conglomerates	4,340	5,614
	Aboitiz Power Corp	Independent Power and Renewable Electricity Producers	3,000	2,225
a	Alliance Global Group Inc.	Industrial Conglomerates	7,900	1,998
	Ayala Corp.	Diversified Financial Services	465	8,448
	Ayala Land Inc.	Real Estate Management & Development	13,300	10,476
	Bank of the Philippine Islands	Banks	3,000	6,727
	BDO Unibank Inc.	Banks	3,760	10,017
a	Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	6,600	1,814
	DMCI Holdings Inc.	Industrial Conglomerates	7,900	1,841
	Energy Development Corp.	Independent Power and Renewable Electricity Producers	3,900	418
	Globe Telecom Inc.	Wireless Telecommunication Services	55	1,710
	GT Capital Holdings Inc.	Diversified Financial Services	170	3,809
	International Container Terminal Services Inc.	Transportation Infrastructure	2,100	4,025
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure	780	4,470
	LT Group Inc.	Industrial Conglomerates	5,300	1,910
	Manila Electric Co.	Electric Utilities	510	3,108
	Megaworld Corp.	Real Estate Management & Development	22,000	1,977
	Metro Pacific Investments Corp.	Diversified Financial Services	27,300	2,742
	Metropolitan Bank & Trust Co.	Banks	3,066	5,042

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Philippines (continued)
	Petron Corp.	Oil, Gas & Consumable Fuels	4,900	$869
	PLDT Inc.	Wireless Telecommunication Services	225	6,339
	Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels	2,300	1,336
	SM Investments Corp.	Industrial Conglomerates	930	16,344
	SM Prime Holdings Inc.	Real Estate Management & Development	17,300	11,174
	Universal Robina Corp.	Food Products	1,700	4,952

				119,385

	Russia 0.0%†
	United Co. RUSAL PLC	Metals & Mining	4,000	2,421

	Singapore 4.2%
	Ascendas REIT	Equity Real Estate Investment Trusts (REITs)	4,600	9,226
	BOC Aviation Ltd.	Trading Companies & Distributors	400	2,378
	CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs)	4,500	6,280
	CapitaLand Ltd.	Real Estate Management & Development	4,800	13,068
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs)	4,400	6,979
	City Developments Ltd.	Real Estate Management & Development	900	8,922
	ComfortDelGro Corp. Ltd.	Road & Rail	3,900	6,097
	DBS Group Holdings Ltd.	Banks	3,400	71,303
	Frasers Property Ltd.	Real Estate Management & Development	700	1,068
	Genting Singapore PLC	Hotels, Restaurants & Leisure	11,100	9,142
	Golden Agri-Resources Ltd.	Food Products	12,300	3,283
	Hutchison Port Holdings Trust	Transportation Infrastructure	9,700	2,861
	Jardine Cycle & Carriage Ltd.	Distributors	200	5,262
	Keppel Corp. Ltd.	Industrial Conglomerates	2,800	16,591
	M1 Ltd.	Wireless Telecommunication Services	800	1,062
	Oversea-Chinese Banking Corp. Ltd.	Banks	6,300	61,592
	SATS Ltd.	Transportation Infrastructure	1,200	4,695
	SembCorp Industries Ltd.	Industrial Conglomerates	1,800	4,269
	SIA Engineering Co. Ltd.	Transportation Infrastructure	500	1,213
	Singapore Airlines Ltd.	Airlines	1,000	8,267
	Singapore Exchange Ltd.	Capital Markets	1,600	8,993
	Singapore Post Ltd.	Air Freight & Logistics	2,900	3,030
	Singapore Press Holdings Ltd.	Media	3,100	5,957
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	2,900	7,939
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	14,300	36,751
	StarHub Ltd.	Wireless Telecommunication Services	1,200	2,105
	Suntec REIT	Equity Real Estate Investment Trusts (REITs)	4,900	7,062
	United Overseas Bank Ltd.	Banks	2,400	50,332
	UOL Group Ltd.	Real Estate Management & Development	900	5,868
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	500	10,718
	Wilmar International Ltd.	Food Products	3,700	8,973
	Wing Tai Holdings Ltd.	Real Estate Management & Development	700	1,105
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	4,100	3,783
	Yanlord Land Group Ltd.	Real Estate Management & Development	1,300	1,675

				397,849

	South Korea 15.8%
	Amorepacific Corp.	Personal Products	61	18,142
	AmorePacific Group	Personal Products	55	7,327
	BGF Co. Ltd.	Industrial Conglomerates	225	2,765
	BNK Financial Group Inc.	Banks	559	5,454
a	Celltrion Healthcare Co.,Ltd	Health Care Providers & Services	83	8,293
a	Celltrion Inc.	Biotechnology	150	43,555
	Cheil Worldwide Inc.	Media	133	2,246
	CJ CheilJedang Corp.	Food Products	14	4,223

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	CJ Corp.	Industrial Conglomerates	24	$3,580
a	CJ Logistics Corp.	Road & Rail	14	1,806
	Coway Co. Ltd.	Household Durables	101	8,509
	Daelim Industrial Co. Ltd.	Construction & Engineering	52	3,630
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	340	1,681
	DB Insurance Co. Ltd.	Insurance	92	5,610
	DGB Financial Group Inc.	Banks	294	3,213
	Dongsuh Cos. Inc.	Food & Staples Retailing	59	1,486
	Doosan Corp.	Industrial Conglomerates	19	1,898
a	Doosan Heavy Industries & Construction Co. Ltd.	Electrical Equipment	120	1,790
a	Doosan Infracore Co. Ltd.	Machinery	254	2,304
	E-MART Inc.	Food & Staples Retailing	39	10,007
	GS Engineering & Construction Corp.	Construction & Engineering	86	2,388
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	98	5,710
	GSretail Co. Ltd.	Food & Staples Retailing	51	1,562
	Hana Financial Group Inc.	Banks	561	24,079
	Hankook Tire Co. Ltd.	Auto Components	143	7,191
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	13	6,232
	Hanmi Science Co. Ltd.	Pharmaceuticals	25	2,181
	Hanon Systems	Auto Components	309	3,319
	Hanssem Co. Ltd.	Household Durables	19	2,754
	Hanwha Chemical Corp.	Chemicals	157	4,389
	Hanwha Corp.	Industrial Conglomerates	93	3,416
	Hanwha Life Insurance Co. Ltd.	Insurance	528	3,066
a	Hanwha Techwin Co. Ltd.	Aerospace & Defense	70	1,944
	Hite Jinro Co. Ltd.	Beverages	58	1,222
	Hotel Shilla Co. Ltd.	Specialty Retail	59	5,308
	Hyosung Corp.	Chemicals	44	5,057
a	Hyundai Construction Equipment Co. Ltd.	Machinery	11	1,832
	Hyundai Department Store Co. Ltd.	Multiline Retail	29	2,519
	Hyundai Development Co-Engineering & Construction	Construction & Engineering	111	4,004
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	139	5,699
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	36	5,708
a	Hyundai Heavy Industries Co. Ltd.	Machinery	78	9,659
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	116	4,233
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	19	1,783
	Hyundai Mobis Co. Ltd.	Auto Components	125	28,087
	Hyundai Motor Co.	Automobiles	275	37,023
a	Hyundai Robotics Co. Ltd.	Machinery	20	8,190
	Hyundai Steel Co.	Metals & Mining	144	6,890
	Hyundai Wia Corp.	Auto Components	30	1,556
	Industrial Bank of Korea	Banks	507	7,301
	Kakao Corp.	Internet Software & Services	88	10,898
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	204	5,397
	KB Financial Group Inc.	Banks	758	43,166
	KCC Corp.	Building Products	11	3,566
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	41	1,750
	Kia Motors Corp.	Automobiles	494	14,367
a	Korea Aerospace Industries Ltd.	Aerospace & Defense	124	5,811
	Korea Electric Power Corp.	Electric Utilities	489	15,071
a	Korea Gas Corp.	Gas Utilities	51	2,318
	Korea Investment Holdings Co. Ltd.	Capital Markets	73	5,664
	Korea Zinc Co. Ltd.	Metals & Mining	19	8,538
	Korean Air Lines Co. Ltd.	Airlines	91	2,886
	KT&G Corp.	Tobacco	212	19,889
	Kumho Petrochemical Co. Ltd.	Chemicals	34	3,075

libertyshares.com	Annual Report	117

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	LG Chem Ltd.	Chemicals	88	$31,827
	LG Corp.	Industrial Conglomerates	173	13,974
	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	428	10,500
	LG Electronics Inc.	Household Durables	207	21,265
	Lg Hausys Ltd.	Building Products	12	882
	LG Household & Health Care Ltd.	Personal Products	17	19,266
	LG Uplus Corp.	Diversified Telecommunication Services	370	4,252
	Lotte Chemical Corp.	Chemicals	28	11,374
	Lotte Chilsung Beverage Co. Ltd.	Beverages	1	1,439
	Lotte Confectionery Co. Ltd.	Food Products	3	490
a	Lotte Corp.	Industrial Conglomerates	56	3,336
	LOTTE Fine Chemical Co. Ltd.	Chemicals	34	2,255
	Lotte Shopping Co. Ltd.	Multiline Retail	18	3,960
	LS Corp.	Electrical Equipment	33	2,307
	Mando Corp.	Auto Components	13	2,830
	Mirae Asset Daewood Co. Ltd.	Capital Markets	806	6,972
	Naver Corp.	Internet Software & Services	52	38,638
	NCsoft Corp.	Software	33	13,003
	Netmarble Games Corp.	Software	34	4,880
	NH Investment & Securities Co. Ltd.	Capital Markets	246	3,266
a	NHN Entertainment Corp.	Software	19	1,209
	Nongshim Co. Ltd.	Food Products	6	1,723
	OCI Co. Ltd.	Chemicals	35	5,155
	Orion Corp.	Food Products	41	4,924
	Ottogi Corp.	Food Products	3	2,004
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	87	1,714
	POSCO	Metals & Mining	127	38,783
	Posco Daewoo Corp.	Trading Companies & Distributors	94	2,020
	S-1 Corp.	Commercial Services & Supplies	36	3,340
	S-Oil Corp.	Oil, Gas & Consumable Fuels	79	8,894
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	26	11,879
	Samsung C&T Corp.	Industrial Conglomerates	139	18,257
	Samsung Card Co. Ltd.	Consumer Finance	59	1,984
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	107	10,591
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	181	417,901
a	Samsung Engineering Co. Ltd.	Construction & Engineering	302	5,128
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	63	15,988
a	Samsung Heavy Industries Co. Ltd.	Machinery	511	3,701
a	Samsung Heavy Industries Co. Ltd., rts., 4/13/18	Machinery	269	492
	Samsung Life Insurance Co. Ltd.	Insurance	122	13,277
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	101	18,240
	Samsung SDS Co. Ltd.	IT Services	61	14,622
	Samsung Securities Co. Ltd.	Capital Markets	121	4,467
	Shinhan Financial Group Co. Ltd.	Banks	875	37,515
	Shinsegae Co. Ltd.	Multiline Retail	13	4,360
a	SillaJen Inc.	Biotechnology	100	10,039
	SK Holdings Co. Ltd.	Industrial Conglomerates	64	17,773
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	1,026	78,257
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	116	22,963
	SK Networks Co. Ltd.	Trading Companies & Distributors	284	1,540
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	44	9,639
	SKC Co. Ltd.	Chemicals	36	1,292
	Woori Bank	Banks	973	13,373
	Yuhan Corp.	Pharmaceuticals	16	3,332

				1,487,309

118	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan 12.7%
a	Acer Inc.	Technology Hardware, Storage & Peripherals	6,000	$5,083
	Advanced Semiconductor Engineering Inc.	Semiconductors & Semiconductor Equipment	13,000	18,726
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	7,202
	Asia Cement Corp.	Construction Materials	4,000	3,917
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	1,000	9,466
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	17,000	7,929
	Capital Securities Corp.	Capital Markets	4,000	1,543
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	12,210
	Cathay Financial Holding Co. Ltd.	Insurance	15,000	27,009
	Chang Hwa Commercial Bank Ltd.	Banks	11,000	6,395
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	4,000	6,455
	Cheng Uei Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	1,398
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	2,576
a	China Airlines Ltd.	Airlines	5,000	1,852
	China Development Financial Holding Corp.	Banks	27,000	9,538
	China Life Insurance Co. Ltd.	Insurance	5,000	5,153
	China Motor Corp.	Automobiles	1,000	943
	China Steel Corp.	Metals & Mining	24,000	19,302
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	7,000	27,129
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	8,000	5,474
	CTBC Financial Holding Co. Ltd.	Banks	35,000	25,448
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	4,000	17,903
	E.Sun Financial Holding Co. Ltd.	Banks	19,000	12,740
a	Epistar Corp.	Semiconductors & Semiconductor Equipment	2,000	2,929
	Eternal Materials Co. Ltd.	Chemicals	2,000	2,027
	EVA Airways Corp.	Airlines	4,000	2,065
a	Evergreen Marine Corp. Taiwan Ltd.	Marine	4,000	2,078
	Far Eastern International Bank	Banks	4,000	1,350
	Far Eastern New Century Corp.	Industrial Conglomerates	8,000	7,257
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	3,000	8,046
	Feng Hsin Steel Co. Ltd.	Metals & Mining	1,000	2,041
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,000	4,476
	First Financial Holding Co. Ltd.	Banks	19,000	13,228
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	2,000	915
	Formosa Chemicals & Fibre Corp.	Chemicals	7,000	26,049
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	12,193
	Formosa Plastics Corp.	Chemicals	9,000	32,102
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	2,202
	Foxconn Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,000	5,460
	Fubon Financial Holding Co. Ltd.	Diversified Financial Services	14,000	24,104
	Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	1,000	5,247
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	29,000	88,023
a	HTC Corp.	Technology Hardware, Storage & Peripherals	1,000	2,336
	Hua Nan Financial Holdings Co. Ltd.	Banks	16,000	9,658
	Innolux Corp.	Electronic Equipment, Instruments & Components	17,000	7,638
	Inventec Corp.	Technology Hardware, Storage & Peripherals	6,000	4,764
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	200	22,979
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	4,000	5,680
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	3,000	35,034
	Mega Financial Holding Co. Ltd.	Banks	21,000	18,150
	Nan Ya Plastics Corp.	Chemicals	11,000	30,785
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	1,000	3,155
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	1,000	4,544
	Oriental Union Chemical Corp.	Chemicals	1,000	1,032
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	4,000	10,015
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	5,000	6,757

libertyshares.com	Annual Report	119

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	President Chain Store Corp.	Food & Staples Retailing	1,000	$10,083
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	5,000	10,135
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	1,000	4,424
	Shin Kong Financial Holding Co. Ltd.	Insurance	15,000	5,942
	Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	4,000	6,969
	SinoPac Financial Holdings Co. Ltd.	Banks	20,000	7,100
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	3,000	4,476
	Taishin Financial Holding Co. Ltd.	Banks	18,000	8,797
	Taiwan Business Bank	Banks	8,000	2,393
	Taiwan Cement Corp.	Construction Materials	7,000	8,775
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	17,000	10,028
	Taiwan Fertilizer Co. Ltd.	Chemicals	1,000	1,339
a	Taiwan Glass Industry Corp.	Building Products	3,000	1,929
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	4,000	3,073
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	3,000	11,318
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,000	3,100
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	46,000	390,472
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	3,000	2,526
a	TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	2,497
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	1,000	2,963
	U-Ming Marine Transport Corp.	Marine	1,000	1,211
	Uni-President Enterprises Corp.	Food Products	9,000	21,299
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	3,000	1,940
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	23,000	12,227
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,000	4,596
	Walsin Lihwa Corp.	Electrical Equipment	6,000	3,601
	Wan Hai Lines Ltd.	Marine	1,000	616
	Wistron Corp.	Technology Hardware, Storage & Peripherals	5,000	4,270
	Yuanta Financial Holding Co. Ltd.	Capital Markets	22,000	10,073
	Yulon Motor Co. Ltd.	Automobiles	2,000	1,550

				1,199,432

	Thailand 3.6%
	Advanced Info Service PCL	Wireless Telecommunication Services	2,100	13,969
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	8,300	17,917
	Bangkok Bank PCL, fgn	Banks	900	6,217
	Bangkok Dusit Medical Services PCL	Health Care Providers & Services	16,700	12,550
	Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	15,300	3,498
	Bangkok Life Assurance PCL, NVDR	Insurance	1,000	1,023
	Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	8,400	5,453
	BEC World PCL	Media	1,900	790
	Berli Jucker PCL, NVDR	Food & Staples Retailing	2,000	3,646
	BTS Group Holdings PCL, NVDR	Road & Rail	14,600	3,899
	Bumrungrad Hospital PCL	Health Care Providers & Services	600	4,087
	Central Pattana PCL	Real Estate Management & Development	4,800	11,973
	Charoen Pokphand Foods PCL, NVDR	Food Products	8,700	7,025
	CP ALL PCL	Food & Staples Retailing	10,000	28,142
	Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components	900	1,957
	Electricity Generating PCL	Independent Power and Renewable Electricity Producers	500	3,710
	Glow Energy PCL	Independent Power and Renewable Electricity Producers	900	2,475
	Home Product Center PCL, NVDR	Specialty Retail	10,800	4,904
	Indorama Ventures PCL, NVDR	Chemicals	3,200	5,859
	Intouch Holdings PCL	Wireless Telecommunication Services	3,600	6,677

120	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
	IRPC PCL	Oil, Gas & Consumable Fuels	19,600	$4,638
	Kasikornbank PCL, NVDR	Banks	1,600	10,847
	Kasikornbank PCL, fgn	Banks	2,300	15,593
	Krung Thai Bank PCL	Banks	11,900	7,193
	Land & Houses PCL, NVDR	Real Estate Management & Development	12,100	4,063
	Minor International PCL	Hotels, Restaurants & Leisure	6,800	8,318
	PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	2,700	9,886
	PTT Global Chemical PCL, NVDR	Chemicals	3,900	11,786
	PTT PCL	Oil, Gas & Consumable Fuels	2,800	49,428
	Ratchaburi Electricity Generating Holding PCL, NVDR	Independent Power and Renewable Electricity Producers	1,600	2,674
	Siam City Cement PCL, NVDR	Construction Materials	300	2,504
	Siam Commercial Bank PCL	Banks	4,600	21,036
a	Thai Airways International PCL, NVDR	Airlines	2,100	1,054
	Thai Military Bank PCL, NVDR	Banks	41,100	3,365
	Thai Oil PCL	Oil, Gas & Consumable Fuels	2,000	5,868
	Thai Union Frozen Products PCL	Food Products	5,400	3,264
	The Siam Cement PCL	Construction Materials	1,400	22,386
	Total Access Communication PCL	Wireless Telecommunication Services	1,300	1,850
	True Corporation PCL, NVDR	Diversified Telecommunication Services	20,400	4,632

				336,156

	Total Common Stocks and Other Equity Interests (Cost $9,365,721)			9,346,158

	Preferred Stocks 0.9%
	South Korea 0.9%
c	Amorepacific Corp., 0.781%, pfd.	Personal Products	20	3,087
c	CJ CheilJedang Corp., 2.268%, pfd.	Food Products	4	505
c	Hanwha Corp., 3.868%, pfd.	Industrial Conglomerates	43	674
c	Hyundai Motor Co., 4.737%, pfd.	Automobiles	44	3,529
c	Hyundai Motor Co., 4.404%, pfd., 2	Automobiles	72	6,289
c	LG Chem Ltd., 2.756%, pfd.	Chemicals	15	3,089
c	LG Electronics Inc., 1.006%, pfd.	Household Durables	33	1,385
c	LG Household & Health Care Ltd., 1.260%, pfd.	Personal Products	4	2,694
c	Samsung Electronics Co. Ltd., 2.071%, pfd.	Technology Hardware, Storage & Peripherals	32	61,244
c	Samsung Fire & Marine Insurance Co. Ltd., 5.423%, pfd.	Insurance	8	1,385

	Total Preferred Stocks (Cost $79,856)			83,881

	Total Investments (Cost $9,445,577) 99.9%			9,430,039
	Other Assets, less Liabilities 0.1%			20,696

	Net Assets 100.0%			$9,450,735

See Abbreviations on page 250.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $34,775, representing 0.4% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	121

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Australia ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.23

Income from investment operations[b]:

Net investment income[c]	0.52

Net realized and unrealized gains (losses)	(1.03)

Total from investment operations	(0.51)

Less distributions from net investment income	(0.05)

Net asset value, end of year	$24.67

Total return[d]	(2.05)%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	4.96%

Supplemental data

Net assets, end of year (000’s)	$2,467

Portfolio turnover rate[f]	1.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

122	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Australia ETF

	Industry		Shares	Value
Common Stocks 98.8%
Australia 98.4%
Adelaide Brighton Ltd.	Construction Materials		1,094	$5,220
AGL Energy Ltd.	Multi-Utilities		1,558	25,909
ALS Ltd.	Professional Services		1,200	6,830
Alumina Ltd.	Metals & Mining		5,970	10,807
Amcor Ltd.	Containers & Packaging		2,758	29,977
AMP Ltd.	Diversified Financial Services		6,986	26,739
Ansell Ltd.	Health Care Equipment & Supplies		344	6,665
Apa Group	Gas Utilities		2,806	16,960
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		1,524	28,126
Aurizon Holdings Ltd.	Road & Rail		4,606	14,945
AusNet Services	Electric Utilities		4,200	5,396
Australia & New Zealand Banking Group Ltd.	Banks		6,988	143,973
Australian Stock Exchange Ltd.	Capital Markets		462	19,866
Bank of Queensland Ltd.	Banks		940	7,902
Bendigo and Adelaide Bank Ltd.	Banks		1,142	8,620
BHP Billiton Ltd.	Metals & Mining		7,640	165,318
Bluescope Steel Ltd.	Metals & Mining		1,334	15,441
Boral Ltd.	Construction Materials		2,782	15,876
Brambles Ltd.	Commercial Services & Supplies		3,786	28,982
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels		622	14,981
Challenger Ltd.	Diversified Financial Services		1,362	12,056
Cimic Group Ltd.	Construction & Engineering		232	7,914
Coca-Cola Amatil Ltd.	Beverages		1,252	8,326
Cochlear Ltd.	Health Care Equipment & Supplies		134	18,668
Commonwealth Bank of Australia	Banks		4,162	230,847
Computershare Ltd.	IT Services		1,158	15,375
Crown Resorts Ltd.	Hotels, Restaurants & Leisure		854	8,313
CSL Ltd.	Biotechnology		1,078	128,547
CSR Ltd.	Construction Materials		1,208	4,800
Dexus	Equity Real Estate Investment Trusts (REITs	)	2,422	17,315
Domain Holdings Australia Ltd.	Internet Software & Services		562	1,401
Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure		148	4,737
Downer EDI Ltd.	Commercial Services & Supplies		1,424	7,002
DuluxGroup Ltd.	Chemicals		930	5,265
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		134	5,858
Fortescue Metals Group Ltd.	Metals & Mining		3,830	12,721
Goodman Group	Equity Real Estate Investment Trusts (REITs	)	4,176	27,003
GPT Group	Equity Real Estate Investment Trusts (REITs	)	4,288	15,590
Harvey Norman Holdings Ltd.	Multiline Retail		1,282	3,629
Healthscope Ltd.	Health Care Providers & Services		4,138	6,142
Iluka Resources Ltd.	Metals & Mining		992	8,035
Incitec Pivot Ltd.	Chemicals		4,028	10,845
Insurance Australia Group Ltd.	Insurance		5,636	32,337
IOOF Holdings Ltd.	Capital Markets		806	6,294
James Hardie Industries PLC, CDI	Construction Materials		1,050	18,420
LendLease Group	Real Estate Management & Development		1,382	18,350
Macquarie Atlas Roads Group	Transportation Infrastructure		1,600	7,094
Macquarie Group Ltd.	Capital Markets		732	57,776
Magellan Financial Group Ltd.	Capital Markets		310	5,669
Medibank Private Ltd.	Insurance		6,560	14,592
Metcash Ltd.	Food & Staples Retailing		2,326	5,584
Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	8,828	14,559
National Australia Bank Ltd.	Banks		6,460	141,172
Newcrest Mining Ltd.	Metals & Mining		1,824	27,366
Nufarm Ltd.	Chemicals		612	3,967
Oil Search Ltd.	Oil, Gas & Consumable Fuels		3,156	17,309
Orica Ltd.	Chemicals		894	12,179

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Australia ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Australia (continued)
a	Origin Energy Ltd.	Oil, Gas & Consumable Fuels	4,168	$27,814
	Orora Ltd.	Containers & Packaging	2,886	7,305
	OZ Minerals Ltd.	Metals & Mining	712	4,910
	Perpetual Ltd.	Capital Markets	104	3,713
	Platinum Asset Management Ltd.	Capital Markets	558	2,508
	Qantas Airways Ltd.	Airlines	1,862	8,327
	QBE Insurance Group Ltd.	Insurance	3,266	24,125
	Ramsay Health Care Ltd.	Health Care Providers & Services	308	14,723
	REA Group Ltd.	Internet Software & Services	120	7,291
	Rio Tinto Ltd.	Metals & Mining	980	54,649
a	Santos Ltd.	Oil, Gas & Consumable Fuels	4,216	16,396
	Scentre Group	Equity Real Estate Investment Trusts (REITs)	12,170	35,753
	Seek Ltd.	Professional Services	820	11,699
	Shopping Centres Australasia Property Group	Equity Real Estate Investment Trusts (REITs)	1,790	3,199
	Sonic Healthcare Ltd.	Health Care Providers & Services	998	17,515
	South32 Ltd.	Metals & Mining	12,424	30,686
	Stockland	Equity Real Estate Investment Trusts (REITs)	5,758	17,799
	Suncorp-Metway Ltd.	Insurance	3,076	31,475
	Sydney Airport	Transportation Infrastructure	2,626	13,516
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	4,494	15,133
	Telstra Corp. Ltd.	Diversified Telecommunication Services	9,912	23,873
	The Star Entertainment Grp Ltd.	Hotels, Restaurants & Leisure	1,988	8,067
	TPG Telecom Ltd.	Diversified Telecommunication Services	864	3,638
	Transurban Group	Transportation Infrastructure	5,274	46,199
	Treasury Wine Estates Ltd.	Beverages	1,732	22,399
	Vicinity Centres	Equity Real Estate Investment Trusts (REITs)	7,684	14,205
	Vocus Group Ltd.	Diversified Telecommunication Services	1,424	2,425
	Wesfarmers Ltd.	Food & Staples Retailing	2,694	85,881
	Westfield Corp.	Equity Real Estate Investment Trusts (REITs)	4,560	29,801
	Westpac Banking Corp.	Banks	8,076	177,292
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	1,630	5,564
	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	2,220	49,791
	Woolworths Group Ltd.	Food & Staples Retailing	3,080	62,110
	WorleyParsons Ltd.	Energy Equipment & Services	486	5,349

				2,426,720

	New Zealand 0.2%
a	Xero LTD.	Software	214	5,489

	United States 0.2%
	Sims Metal Management Ltd.	Metals & Mining	394	4,364

	Total Investments (Cost $2,611,241) 98.8%			2,436,573
	Other Assets, less Liabilities 1.2%			29,973

	Net Assets 100.0%			$2,466,546

See Abbreviations on page 250.

aNon-income producing.

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Financial Highlights

Franklin FTSE Brazil ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.37

Income from investment operations[b]:

Net investment income[c]	0.50

Net realized and unrealized gains (losses)	3.11

Total from investment operations	3.61

Less distributions from net investment income	(0.11)

Net asset value, end of year	$27.87

Total return[d]	14.86%

Ratios to average net assets[e]

Total expenses	0.19%

Net investment income	4.53%

Supplemental data

Net assets, end of year (000’s)	$44,593

Portfolio turnover rate[f]	4.79%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Brazil ETF

		Industry	Shares	Value
	Common Stocks 63.7%
	Brazil 63.7%
	AES Tiete Energia SA	Independent Power and Renewable Electricity Producers	16,000	$58,443
	Ambev SA	Beverages	443,200	3,209,720
a	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	30,400	137,201
a	B2W Cia Digital	Internet & Direct Marketing Retail	15,200	117,261
	B3 SA - Brasil Bolsa Balcao	Capital Markets	199,200	1,599,665
	Banco Bradesco SA	Banks	79,200	916,724
	Banco BTG Pactual SA	Capital Markets	20,000	138,404
	Banco do Brasil SA	Banks	128,800	1,590,042
	Banco Santander Brasil SA	Banks	40,000	480,323
	BB Seguridade Participacoes SA	Insurance	68,000	598,857
	BR Malls Participacoes SA	Real Estate Management & Development	84,800	297,244
a	BRF SA	Food Products	59,200	406,648
	CCR SA	Transportation Infrastructure	112,800	424,239
a	Centrais Eletricas Brasileiras SA	Electric Utilities	31,200	197,136
a	Cia Siderurgica Nacional SA	Metals & Mining	60,800	160,982
	Cielo SA	IT Services	112,800	702,200
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	34,400	362,258
a	Companhia Energetica de Minas Gerais	Electric Utilities	8,000	18,823
	Companhia Paranaense de Energia-Copel	Electric Utilities	2,400	16,630
	Cosan SA Industria e Comercio	Oil, Gas & Consumable Fuels	15,200	189,840
	EDP-Energias do Brasil SA	Electric Utilities	30,400	121,743
	Embraer SA	Aerospace & Defense	73,600	477,217
	Energisa SA	Electric Utilities	18,400	192,105
	Engie Brasil SA	Independent Power and Renewable Electricity Producers	14,400	169,667
	Equatorial Energia SA	Electric Utilities	16,800	361,415
	Estacio Participacoes SA	Diversified Consumer Services	25,600	269,356
	Fibria Celulose SA	Paper & Forest Products	23,200	453,934
	Fleury SA	Health Care Providers & Services	20,000	163,317
	Gerdau SA	Metals & Mining	8,800	34,818
	Grendene SA	Textiles, Apparel & Luxury Goods	8,800	72,442
	Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	800	36,231
	Hypera SA	Pharmaceuticals	37,600	409,079
	IRB Brasil Resseguros SA	Insurance	9,600	120,910
a	Itausa-Investimentos Itau SA, DPP	Banks	9,532	39,549
	JBS SA	Food Products	105,600	297,075
	Klabin SA	Containers & Packaging	76,800	478,325
	Kroton Educacional SA	Diversified Consumer Services	153,600	628,523
	Localiza Rent a Car SA	Road & Rail	47,200	407,866
	Lojas Americanas SA	Multiline Retail	22,400	94,490
	Lojas Renner SA	Multiline Retail	72,000	744,133
	M. Dias Branco SA	Food Products	8,800	135,061
	Magazine Luiza SA	Multiline Retail	7,200	212,105
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	8,800	181,846
	Multiplus SA	Media	4,800	44,554
	Natura Cosmeticos SA	Personal Products	18,400	177,157
	Odontoprev SA	Health Care Providers & Services	27,200	122,186
	Petrobras Distribuidora SA	Specialty Retail	29,600	205,640
a	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	297,600	2,091,689
	Porto Seguro SA	Insurance	9,600	140,262
	Qualicorp SA	Health Care Providers & Services	24,800	166,249
	Raia Drogasil SA	Food & Staples Retailing	21,600	486,123
a	Rumo SA	Road & Rail	107,200	424,143
	Sao Martinho SA	Food Products	17,600	92,829
	Smiles Fidelidade SA	Media	5,600	117,102
	Sul America SA	Insurance	22,400	147,936

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Suzano Papel e Celulose SA	Paper & Forest Products	46,400	$465,731
	Tim Participacoes SA	Wireless Telecommunication Services	82,400	357,010
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	18,400	120,301
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	43,200	921,815
	Vale SA	Metals & Mining	322,449	4,095,129
	Via Varejo SA	Specialty Retail	12,800	116,770
	Weg SA	Machinery	61,600	419,056

	Total Common Stocks (Cost $28,785,019)			28,435,529

	Preferred Stocks 36.0%
	Brazil 36.0%
b	Alpargatas SA, 3.243%, pfd.	Textiles, Apparel & Luxury Goods	14,400	74,955
a	Azul SA, pfd.	Airlines	9,600	110,338
b	Banco Bradesco SA, 3.154%, pfd.	Banks	305,600	3,631,965
b	Banco do Estado do Rio Grande do Sul SA, 5.067%, pfd., B	Banks	17,600	107,339
b	Bradespar SA, 4.535%, pfd.	Metals & Mining	23,200	219,812
b	Braskem SA, 2.619%, pfd., A	Chemicals	19,200	277,290
b	Centrais Eletricas Brasileiras SA, 7.436%, pfd., B	Electric Utilities	23,200	168,227
b	Cia Brasileira de Distribuicao, 0.473%, pfd., A	Food & Staples Retailing	16,000	320,376
b	Cia de Gas de Sao Paulo, 12.286%, pfd., A	Gas Utilities	1,600	28,201
b	Cia de Transmissao de Energia Eletrica Paulista, 4.568%, pfd.	Electric Utilities	4,800	96,040
b	Companhia Energetica de Minas Gerais, 2.757%, pfd.	Electric Utilities	94,400	243,129
b	Companhia Paranaense de Energia, 11.357%, pfd., B	Electric Utilities	10,400	81,608
b	Gerdau SA, 0.387%, pfd.	Metals & Mining	95,200	443,976
b	Itau Unibanco Holding SA, 5.753%, pfd.	Banks	316,800	4,890,784
b	Itausa-Investimentos Itau SA, 4.895%, pfd.	Banks	396,000	1,643,050
b	Lojas Americanas SA, 0.398%, pfd.	Multiline Retail	77,600	439,880
a	Petroleo Brasileiro SA, pfd.	Oil, Gas & Consumable Fuels	388,000	2,499,422
b	Telefonica Brasil SA, 5.032%, pfd.	Diversified Telecommunication Services	42,400	642,965
a	Usinas Siderurgicas de Minas Gerais SA, pfd., A	Metals & Mining	38,400	126,167

	Total Preferred Stocks (Cost $15,621,111)			16,045,524

	Total Investments (Cost $44,406,130) 99.7%			44,481,053
	Other Assets, less Liabilities 0.3%			111,997

	Net Assets 100.0%			$44,593,050

See Abbreviations on page 250.

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Canada ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.80

Income from investment operations[b]:

Net investment income[c]	0.24

Net realized and unrealized gains (losses)	(1.25)

Total from investment operations	(1.01)

Less distributions from net investment income	(0.02)

Net asset value, end of year	$23.77

Total return[d]	(4.06)%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	2.39%

Supplemental data

Net assets, end of year (000’s)	$2,377

Portfolio turnover rate[f]	1.26%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Canada ETF

		Industry		Shares	Value
	Common Stocks 99.6%
	Canada 99.1%
	Agnico Eagle Mines Ltd.	Metals & Mining		448	$18,834
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing		814	36,411
	ARC Resources Ltd.	Oil, Gas & Consumable Fuels		684	7,449
	Bank of Montreal	Banks		1,260	95,112
	Bank of Nova Scotia	Banks		2,338	143,916
	Barrick Gold Corp.	Metals & Mining		2,250	28,010
	BCE Inc.	Diversified Telecommunication Services		580	24,941
a	Blackberry Ltd.	Software		1,048	12,039
	Brookfield Asset Management Inc., A	Capital Markets		1,632	63,571
	Canadian Imperial Bank of Commerce	Banks		850	74,975
	Canadian National Railway Co.	Road & Rail		1,450	105,900
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels		2,288	71,874
	Canadian Pacific Railway Ltd.	Road & Rail		280	49,343
	Canadian Tire Corp. Ltd., A	Multiline Retail		120	15,767
	Canadian Utilities Ltd., A	Multi-Utilities		230	6,135
	Cenovus Energy Inc.	Oil, Gas & Consumable Fuels		1,988	16,916
a	CGI Group Inc., A	IT Services		486	28,008
	CI Financial Corp.	Capital Markets		502	10,747
	Constellation Software Inc.	Software		38	25,765
	Crescent Point Energy Corp.	Oil, Gas & Consumable Fuels		1,050	7,134
	Dollarama Inc.	Multiline Retail		196	23,804
	Enbridge Inc.	Oil, Gas & Consumable Fuels		3,188	100,196
	EnCana Corp.	Oil, Gas & Consumable Fuels		1,888	20,751
	Fairfax Financial Holdings Ltd.	Insurance		52	26,341
	Fortis Inc.	Electric Utilities		814	27,458
	Franco-Nevada Corp.	Metals & Mining		354	24,135
	George Weston Ltd.	Food & Staples Retailing		90	7,240
	Goldcorp Inc.	Metals & Mining		1,666	22,989
	Great-West Lifeco Inc.	Insurance		536	13,670
	Husky Energy Inc.	Oil, Gas & Consumable Fuels		596	8,525
	Hydro One Ltd.	Electric Utilities		578	9,379
	IESI-BFC Ltd.	Commercial Services & Supplies		506	36,280
	IGM Financial Inc.	Capital Markets		164	4,792
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels		494	13,074
	Intact Financial Corp.	Insurance		268	20,124
	Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels		726	12,591
	Loblaw Cos. Ltd.	Food & Staples Retailing		390	19,690
	Magna International Inc.	Auto Components		658	37,038
	Manulife Financial Corp.	Insurance		3,814	70,763
	Metro Inc., A	Food & Staples Retailing		440	14,027
	National Bank of Canada	Banks		660	31,043
	Nutrien Ltd.	Chemicals		1,244	58,753
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels		972	30,308
	Power Corp. of Canada	Insurance		746	17,012
	Power Financial Corp.	Insurance		474	11,861
	Restaurant Brands International Inc.	Hotels, Restaurants & Leisure		442	25,137
	RioCan REIT	Equity Real Estate Investment Trusts (REITs	)	628	11,515
	Rogers Communications Inc., B	Wireless Telecommunication Services		694	30,974
	Royal Bank of Canada	Banks		2,820	217,682
	Saputo Inc.	Food Products		422	13,535
	Shaw Communications Inc.	Media		842	16,210
	SNC-Lavalin Group Inc., A	Construction & Engineering		340	14,919
	Sun Life Financial Inc.	Insurance		1,186	48,673
	Suncor Energy Inc.	Oil, Gas & Consumable Fuels		3,178	109,668
	Teck Resources Ltd., B	Metals & Mining		906	23,317
	TELUS Corp.	Diversified Telecommunication Services		382	13,404
	The Toronto-Dominion Bank	Banks		3,588	203,466

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Canada ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Canada (continued)
	Thomson Reuters Corp.	Capital Markets	542	$20,932
	Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	486	8,237
	TransCanada Corp.	Oil, Gas & Consumable Fuels	1,706	70,503
a	Turquoise Hill Resources Ltd.	Metals & Mining	1,936	5,916
	Wheaton Precious Metals Corp.	Metals & Mining	852	17,347

				2,356,126

	United States 0.5%
a	Valeant Pharmaceuticals International Inc.	Pharmaceuticals	662	10,531

	Total Investments (Cost $2,532,512) 99.6%			2,366,657
	Other Assets, less Liabilities 0.4%			10,411

	Net Assets 100.0%			$2,377,068

See Abbreviations on page 250.

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE China ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.95

Income from investment operations[b]:

Net investment loss[c]	(0.01)

Net realized and unrealized gains (losses)	1.05

Total from investment operations	1.04

Less distributions from net investment income	(—)[d]

Net asset value, end of year	$25.99

Total return[e]	4.17%

Ratios to average net assets[f]

Total expenses	0.19%

Net investment loss	(0.12)%

Supplemental data

Net assets, end of year (000’s)	$31,191

Portfolio turnover rate[g]	2.71%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	131

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE China ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	China 98.0%
a	3SBio Inc.	Biotechnology	18,000	$40,549
a	58.com Inc., ADR	Internet Software & Services	1,905	152,133
	Agile Group Holdings Ltd.	Real Estate Management & Development	24,000	49,601
	Agricultural Bank of China Ltd., H	Banks	480,000	272,772
	Air China Ltd., H	Airlines	36,000	45,870
a	Alibaba Group Holding Ltd., ADR	Internet Software & Services	20,184	3,704,571
a	Alibaba Health Information Technology Ltd.	Health Care Technology	60,000	29,815
a	Aluminum Corp. of China Ltd., H	Metals & Mining	78,000	43,232
	Angang Steel Co. Ltd., H	Metals & Mining	18,000	17,201
	Anhui Conch Cement Co. Ltd., H	Construction Materials	22,500	122,558
	Anhui Expressway Co. Ltd., H	Transportation Infrastructure	12,000	9,174
	Anhui Gujing Distillery Co. Ltd., B	Beverages	2,400	12,134
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	21,000	105,959
	Autohome Inc., ADR	Internet Software & Services	1,035	88,948
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	42,000	29,594
	BAIC Motor Corp. Ltd., H	Automobiles	27,000	33,095
a	Baidu Inc., ADR	Internet Software & Services	5,166	1,153,000
	Bank of China Ltd., H	Banks	1,428,000	767,830
	Bank of Communications Co. Ltd., H	Banks	150,000	117,541
	BBMG Corp., H	Construction Materials	45,000	20,297
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	30,000	40,289
	Beijing Enterprises Holdings Ltd.	Industrial Conglomerates	9,000	47,017
	Beijing Enterprises Water Group Ltd.	Water Utilities	72,000	40,182
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	36,000	8,761
	Beijing North Star Co. Ltd., H	Real Estate Management & Development	12,000	4,144
a	Bengang Steel Plates Co. Ltd., B	Metals & Mining	7,800	3,141
	BOE Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	19,200	10,886
	Brilliance China Automotive Holdings Ltd.	Automobiles	54,000	112,702
	BYD Co. Ltd., H	Automobiles	12,000	93,574
	BYD Electronic International Co. Ltd.	Communications Equipment	15,000	28,134
a	CAR Inc.	Road & Rail	12,000	10,795
	Central China Securities Co. Ltd., H	Capital Markets	24,000	8,960
	CGN Power Co. Ltd., H	Independent Power and Renewable Electricity Producers	210,000	54,318
	China Agri-Industries Holdings Ltd.	Food Products	39,000	17,144
	China Bluechemical Ltd.	Chemicals	36,000	10,091
	China Cinda Asset Management Co. Ltd., H	Capital Markets	177,000	64,275
	China CITIC Bank Corp. Ltd., H	Banks	153,000	104,491
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	39,000	15,603
	China Communications Construction Co. Ltd., H	Construction & Engineering	84,000	86,266
	China Communications Services Corp. Ltd.	Diversified Telecommunication Services	48,000	28,684
	China Conch Venture Holdings Ltd.	Machinery	30,000	91,549
	China Construction Bank Corp., H	Banks	1,677,000	1,722,235
	China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	60,000	10,474
	China Eastern Airlines Corp. Ltd., H	Airlines	30,000	21,788
	China Everbright Bank Co. Ltd., H	Banks	63,000	30,263
	China Everbright International Ltd.	Commercial Services & Supplies	51,000	71,480
	China Everbright Ltd.	Capital Markets	12,000	25,137
a	China Evergrande Group	Real Estate Management & Development	54,000	169,948
	China Foods Ltd.	Food Products	12,000	5,520

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Galaxy Securities Co. Ltd., H	Capital Markets	70,500	$46,890
	China Huarong Asset Management Co. Ltd., H	Capital Markets	177,000	74,424
	China International Capital Corp. Ltd., H	Capital Markets	13,200	26,473
	China International Marine Containers (Group) Co. Ltd.	Machinery	8,400	13,100
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	108,000	61,511
	China Life Insurance Co. Ltd., H	Insurance	138,000	379,802
a	China Literature Ltd.	Media	3,000	27,751
	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	450	59,270
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	63,000	48,324
	China Machinery Engineering Corp., H	Construction & Engineering	15,000	7,951
	China Medical System Holdings Ltd.	Pharmaceuticals	24,000	54,493
	China Merchants Bank Co. Ltd., H	Banks	70,500	288,798
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	24,000	52,903
	China Merchants Securities Co. Ltd.	Capital Markets	17,400	24,920
	China Minsheng Banking Corp. Ltd., H	Banks	102,000	99,163
	China Mobile Ltd.	Wireless Telecommunication Services	99,000	907,591
	China Molybdenum Co. Ltd., H	Metals & Mining	72,000	54,310
	China National Building Material Co. Ltd., H	Construction Materials	54,000	58,622
	China National Materials Co. Ltd., H	Construction Materials	21,000	19,158
	China Oilfield Services Ltd., H	Energy Equipment & Services	36,000	37,109
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	72,000	249,990
	China Pacific Insurance Group Co. Ltd., H	Insurance	49,200	220,351
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	474,000	416,123
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	84,000	21,620
	China Railway Construction Corp. Ltd., H	Construction & Engineering	36,000	36,054
	China Railway Group Ltd., H	Construction & Engineering	72,000	49,906
b	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	30,000	23,470
	China Reinsurance Group Corp., H	Insurance	129,000	26,792
	China Resources Beer Holdings Co. Ltd.	Beverages	30,000	129,964
	China Resources Cement Holdings Ltd.	Construction Materials	30,000	25,916
	China Resources Gas Group Ltd.	Gas Utilities	12,000	41,665
	China Resources Land Ltd.	Real Estate Management & Development	48,000	174,611
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	31,500	44,150
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	36,000	65,686
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	63,000	156,531
	China South City Holdings Ltd.	Real Estate Management & Development	36,000	8,119
	China Southern Airlines Co. Ltd., H	Airlines	36,000	37,155
	China State Construction International Holdings Ltd.	Construction & Engineering	30,000	36,619
	China Taiping Insurance Holdings Co. Ltd.	Insurance	27,600	91,258
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	264,000	116,387
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	48,000	35,412
a	China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	108,000	136,233
	China Vanke Co. Ltd., H	Real Estate Management & Development	25,200	114,950
	China Zhongwang Holdings Ltd.	Metals & Mining	26,400	15,675
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	16,200	16,781
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	51,000	39,054
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	66,000	57,605

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	CIMC Enric Holdings Ltd.	Machinery	12,000	$11,498
	Citic Pacific Ltd.	Industrial Conglomerates	93,000	130,110
	CITIC Resources Holdings Ltd.	Trading Companies & Distributors	42,000	4,709
	CITIC Securities Co. Ltd., H	Capital Markets	43,500	99,545
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	297,000	437,460
a	COSCO SHIPPING Development Co. Ltd., H	Marine	72,000	13,394
	COSCO SHIPPING Energy Transportation Co. Ltd., H	Marine	24,000	12,354
a	COSCO Shipping Holdings Co. Ltd.	Marine	48,000	23,791
	COSCO Shipping Ports Ltd.	Transportation Infrastructure	24,000	20,183
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	138,000	284,148
	CRRC Corp. Ltd., H	Machinery	78,000	66,488
	CSC Financial Co. Ltd., H	Capital Markets	18,000	14,977
	CSG Holding Co. Ltd.	Construction Materials	16,800	9,654
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	84,000	223,157
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	6,846	319,161
	Dali Foods Group Co. Ltd.	Food Products	39,000	32,101
	Dalian Port (PDA) Co. Ltd., H	Transportation Infrastructure	30,000	5,046
a	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	54,000	16,169
	Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	15,000	9,210
a	Dongfang Electric Corp. Ltd., H	Electrical Equipment	6,600	5,138
	Dongfeng Motor Group Co. Ltd., H	Automobiles	54,000	62,681
	ENN Energy Holdings Ltd.	Gas Utilities	15,000	133,978
	Everbright Securities Co. Ltd., H	Capital Markets	4,200	4,870
	Far East Horizon Ltd.	Diversified Financial Services	39,000	41,245
	Foshan Electrical and Lighting Co. Ltd., B	Electrical Equipment	5,400	4,108
	Fosun International Ltd.	Industrial Conglomerates	43,500	94,224
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	9,600	37,002
a	GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor Equipment	240,000	29,662
	Geely Automobile Holdings Ltd.	Automobiles	90,000	259,164
	Genscript Biotech Corp.	Life Sciences Tools & Services	12,000	38,378
	GF Securities Co. Ltd., H	Capital Markets	30,000	55,120
	GOME Retail Holdings Ltd.	Specialty Retail	213,000	23,069
	Great Wall Motor Co. Ltd., H	Automobiles	60,000	60,166
	Greentown China Holdings Ltd.	Real Estate Management & Development	15,000	20,297
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	15,300	6,024
	Guangdong Investment Ltd.	Water Utilities	54,000	84,905
	Guangshen Railway Co. Ltd., H	Road & Rail	30,000	17,736
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	42,000	77,382
	Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	6,000	18,501
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	20,400	50,894
	Guangzhou Shipyard International Co. Ltd.	Machinery	6,000	8,409
a	Guotai Junan Securities Co. Ltd.	Capital Markets	15,000	32,568
	Haier Electronics Group Co. Ltd.	Household Durables	24,000	85,471
	Haitian International Holdings Ltd.	Machinery	12,000	36,390
	Haitong Securities Co. Ltd., H	Capital Markets	63,600	84,116
a	Health and Happiness H&H International Holdings Ltd.	Food Products	3,000	22,839
	Hengan International Group Co. Ltd.	Personal Products	13,500	125,053
a	HengTen Networks Group Ltd.	Textiles, Apparel & Luxury Goods	360,000	15,366
	Hopson Development Holdings Ltd.	Real Estate Management & Development	12,000	13,700
a	Huadian Energy Co. Ltd.	Independent Power and Renewable Electricity Producers	8,400	3,041

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Huadian Fuxin Energy Corp. Ltd., H	Independent Power and Renewable Electricity Producers	48,000	$12,293
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	30,000	11,544
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	78,000	52,376
	Huaneng Renewables Corp. Ltd., H	Independent Power and Renewable Electricity Producers	96,000	35,840
	Huatai Securities Co. Ltd., H	Capital Markets	33,000	63,491
	Industrial and Commercial Bank of China Ltd., H	Banks	1,467,000	1,257,968
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	19,800	26,473
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	14,118	571,638
	Jiangling Motors Corp. Ltd., B	Automobiles	1,500	2,294
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	24,000	33,944
	Jiangxi Copper Co. Ltd., H	Metals & Mining	24,000	34,249
	Jinzhou Port Co. Ltd., B	Transportation Infrastructure	4,200	2,062
	Kingsoft Corp. Ltd.	Software	15,000	47,590
	Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	48,000	41,405
	KWG Property Holding Ltd.	Real Estate Management & Development	24,000	32,720
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	3,900	14,270
	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	7,500	24,798
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	132,000	67,444
a	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	30,000	30,733
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	1,800	14,495
	Logan Property Holdings Co. Ltd.	Real Estate Management & Development	18,000	27,384
	Longfor Properties Co. Ltd.	Real Estate Management & Development	28,500	87,153
	Luye Pharma Group Ltd.	Pharmaceuticals	31,500	30,142
a	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	36,000	15,412
a,b	Meitu Inc., Reg S	Technology Hardware, Storage & Peripherals	25,500	29,210
	Metallurgical Corp. of China Ltd.	Construction & Engineering	54,000	15,412
a	Momo Inc., ADR	Internet Software & Services	1,818	67,957
	NetEase Inc., ADR	Internet Software & Services	1,368	383,574
	New China Life Insurance Co. Ltd., H	Insurance	16,200	75,444
	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	2,514	220,352
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	30,000	44,876
	Orient Securities Co. Ltd. of China, H	Capital Markets	15,600	14,510
	People’s Insurance Co. Group of China Ltd., H	Insurance	162,000	75,754
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	396,000	271,962
	PICC Property & Casualty Co. Ltd., H	Insurance	84,000	147,059
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	93,000	945,606
a	Poly Property Group Co. Ltd.	Real Estate Management & Development	36,000	17,706
	Postal Savings Bank of China Co. Ltd., H	Banks	114,000	71,610
	Red Star Macalline Group Corp. Ltd., H	Real Estate Management & Development	10,200	11,944
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	9,000	14,988
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	6,000	10,137
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	36,000	23,990
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	3,600	4,680
	Shanghai Baosight Software Co. Ltd., B	Software	4,500	8,280
a	Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	7,800	6,084
a	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	54,000	18,715
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	9,000	55,273

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanghai Haixin Group Co., B	Textiles, Apparel & Luxury Goods	8,100	$5,022
	Shanghai Huayi Group Corp. Ltd., B	Chemicals	4,800	4,440
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	9,000	23,451
	Shanghai Jinjiang International Hotels Development Co. Ltd.	Hotels, Restaurants & Leisure	3,000	8,058
	Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	3,000	3,630
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	5,100	6,615
	Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	17,400	25,160
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	4,200	8,774
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	13,500	36,122
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	9,000	4,635
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	3,900	5,366
	Shanghai Zhenhua Heavy Industries Co. Ltd., B	Machinery	16,500	8,630
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	600	2,829
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	12,000	12,217
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	16,500	36,119
	Shenzhen Investment Ltd.	Real Estate Management & Development	60,000	25,458
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	12,000	126,371
	Shimao Property Holdings Ltd.	Real Estate Management & Development	22,500	63,644
	Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	18,000	6,353
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	78,000	23,057
a	SINA Corp.	Internet Software & Services	1,143	119,181
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	55,500	40,237
a	Sinofert Holdings Ltd.	Chemicals	36,000	4,587
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	28,500	28,361
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	42,000	6,315
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	66,000	40,113
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	19,200	96,143
	Sinotrans Ltd., H	Air Freight & Logistics	33,000	18,122
	Sinotruk Hong Kong Ltd.	Machinery	12,000	14,204
	Soho China Ltd.	Real Estate Management & Development	36,000	18,853
	Sunac China Holdings Ltd.	Real Estate Management & Development	42,000	162,150
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	12,000	221,551
	TAL Education Group, ADR	Diversified Consumer Services	5,280	195,835
	Tencent Holdings Ltd.	Internet Software & Services	103,500	5,401,628
	Tianjin Capital Environmental Protection Group Co. Ltd.	Commercial Services & Supplies	6,000	3,387
	TravelSky Technology Ltd., H	IT Services	18,000	52,177
	Tsingtao Brewery Co. Ltd., H	Beverages	6,000	31,344
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	7,977	132,578
a	Weibo Corp., ADR	Internet Software & Services	645	77,103
	Weichai Power Co. Ltd., H	Machinery	36,000	40,365
	Weifu High-Technology Group Co. Ltd., B	Auto Components	2,700	5,718
a,b	Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services	6,000	57,681
	Wuxi Little Swan Co. Ltd., B	Household Durables	1,800	11,763
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	9,000	7,190
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	10,800	17,311
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	3,900	10,028
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	36,000	45,870
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	114,000	26,872
a	YY Inc., ADR	Internet Software & Services	735	77,322

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	18,000	$14,151
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	30,000	30,618
a,b	ZhongAn Online P&C Insurance Co. Ltd., H, Reg S	Insurance	2,700	20,349
	Zhongsheng Group Holdings Ltd.	Specialty Retail	12,000	32,797
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	9,600	46,481
	Zijin Mining Group Co. Ltd., H	Metals & Mining	108,000	48,301
	Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery	25,200	9,633
a	ZTE Corp., H	Communications Equipment	14,400	46,879
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics	5,244	78,608

				30,569,615

	Hong Kong 1.7%
a	Alibaba Pictures Group Ltd.	Media	240,000	31,191
	Bosideng International Holdings Ltd.	Household Durables	48,000	4,709
	China Gas Holdings Ltd.	Gas Utilities	30,000	109,132
a	Fullshare Holdings Ltd.	Real Estate Management & Development	150,000	83,139
	Kingboard Chemical Holdings Ltd.	Electronic Equipment, Instruments & Components	13,500	61,666
	Kingboard Laminates Holding Ltd.	Electronic Equipment, Instruments & Components	19,500	28,275
a	Landing International Development Ltd.	Semiconductors & Semiconductor Equipment	1,440,000	39,999
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	27,000	28,520
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	78,000	153,052

				539,683

	Singapore 0.2%
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	39,600	36,541
	Yanlord Land Group Ltd.	Real Estate Management & Development	12,600	16,239

				52,780

	Total Investments (Cost $32,419,768) 99.9%			31,162,078
	Other Assets, less Liabilities 0.1%			29,279

	Net Assets 100.0%			$31,191,357

See Abbreviations on page 250.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $130,710, representing 0.4% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.05

Income from investment operations[b]:

Net investment income[c]	0.24

Net realized and unrealized gains (losses)	(0.30)

Total from investment operations	(0.06)

Less distributions from net investment income and net foreign currency gains	(0.01)

Net asset value, end of year	$24.98

Total return[d]	(0.26)%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	2.35%

Supplemental data

Net assets, end of year (000’s)	$104,911

Portfolio turnover rate[f]	0.96%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Europe ETF

		Industry	Shares	Value
	Common Stocks 98.5%
	Austria 0.5%
	AMS AG	Semiconductors & Semiconductor Equipment	588	$61,318
	Andritz AG	Machinery	777	43,384
	Erste Group Bank AG	Banks	3,150	158,060
	OMV AG	Oil, Gas & Consumable Fuels	1,554	90,361
a	Raiffeisen Bank International AG	Banks	1,428	55,479
a	Telekom Austria AG	Diversified Telecommunication Services	1,512	14,393
	Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	441	14,741
	Voestalpine AG	Metals & Mining	1,239	64,868

				502,604

	Belgium 1.8%
	Ackermans & van Haaren NV	Diversified Financial Services	252	44,071
	Ageas	Insurance	2,121	109,453
	Anheuser-Busch InBev SA/NV	Beverages	8,358	917,717
	bpost SA	Air Freight & Logistics	1,092	24,657
	Colruyt SA	Food & Staples Retailing	714	39,445
	Groupe Bruxelles Lambert SA	Diversified Financial Services	819	93,473
	KBC Groep NV	Banks	3,024	263,013
	Proximus SADP	Diversified Telecommunication Services	1,533	47,568
	Sofina SA	Diversified Financial Services	189	32,030
	Solvay SA	Chemicals	756	104,924
a	Telenet Group Holding NV	Media	525	35,028
	UCB SA	Pharmaceuticals	1,323	107,681
	Umicore SA	Chemicals	2,289	120,853

				1,939,913

	Denmark 2.8%
	A.P. Moeller-Maersk AS, A	Marine	42	61,362
	A.P. Moeller-Maersk AS, B	Marine	63	97,126
	Carlsberg AS, B	Beverages	1,155	137,360
	Chr. Hansen Holding AS	Chemicals	966	83,038
	Coloplast AS, B	Health Care Equipment & Supplies	1,491	125,609
	Danske Bank AS	Banks	7,560	281,150
	DSV AS	Road & Rail	2,100	164,337
a	Genmab AS	Biotechnology	609	130,423
	H. Lundbeck AS	Pharmaceuticals	651	36,283
	ISS AS	Commercial Services & Supplies	2,079	76,699
	Jyske Bank AS	Banks	777	45,870
	Novo Nordisk AS, B	Pharmaceuticals	19,404	952,448
	Novozymes AS	Chemicals	2,394	123,395
b	Orsted AS, 144A	Electric Utilities	1,785	115,448
	Pandora AS	Household Durables	1,197	128,333
	Rockwool International AS, B	Building Products	84	24,878
a	TDC AS	Diversified Telecommunication Services	8,820	72,936
	Tryg AS	Insurance	1,218	28,235
	Vestas Wind Systems AS	Electrical Equipment	2,289	162,321
a	William Demant Holding AS	Health Care Equipment & Supplies	1,344	49,716

				2,896,967

	Finland 1.7%
	Elisa OYJ	Diversified Telecommunication Services	1,575	71,224
c	Fortum OYJ, Reg S	Electric Utilities	4,746	101,853
	Huhtamaki OYJ	Containers & Packaging	903	39,580
	Kesko OYJ	Food & Staples Retailing	735	42,088
	Kone OYJ, B	Machinery	4,179	208,306
	Metso OYJ	Machinery	1,155	36,378
	Neste Oil OYJ	Oil, Gas & Consumable Fuels	1,386	96,479
	Nokia OYJ, A	Communications Equipment	62,181	342,983

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Finland (continued)
	Nokian Renkaat OYJ	Auto Components	1,470	$66,711
	Orion OYJ	Pharmaceuticals	1,113	34,043
	Sampo OYJ, A	Insurance	5,145	286,386
	Stora Enso OYJ, R	Paper & Forest Products	6,279	115,254
	UPM-Kymmene OYJ	Paper & Forest Products	5,859	216,891
	Wartsila OYJ ABP	Machinery	5,103	112,653

				1,770,829

	France 16.1%
	Accor SA	Hotels, Restaurants & Leisure	2,247	121,178
	Aeroports de Paris SA	Transportation Infrastructure	315	68,570
a	Air France-KLM	Airlines	2,373	26,295
	Air Liquide SA	Chemicals	4,620	565,236
	Airbus SE	Aerospace & Defense	6,027	695,275
a,b	ALD SA, 144A	Road & Rail	945	15,353
	Alstom SA	Machinery	1,680	75,642
	Amundi SA	Capital Markets	546	43,822
a	ArcelorMittal	Metals & Mining	6,615	209,081
	Arkema SA	Chemicals	777	101,293
	Atos SE	IT Services	1,008	137,729
	AXA SA	Insurance	20,916	555,629
	Biomerieux	Health Care Equipment & Supplies	462	38,069
	BNP Paribas SA	Banks	11,907	881,119
	Bollore	Air Freight & Logistics	11,508	61,283
	Bouygues SA	Construction & Engineering	2,184	109,347
	Bureau Veritas SA	Professional Services	2,793	72,512
	Capgemini SE	IT Services	1,701	211,708
	Carrefour SA	Food & Staples Retailing	6,027	124,897
	Casino Guichard-Perrachon SA	Food & Staples Retailing	630	30,845
	Cie Generale des Etablissements Michelin SCA	Auto Components	1,932	284,891
	CNP Assurances	Insurance	1,764	44,474
	Compagnie de Saint-Gobain	Building Products	5,460	287,804
	Credit Agricole SA	Banks	12,516	203,262
	Danone SA	Food Products	6,468	522,861
	Dassault Aviation SA	Aerospace & Defense	21	40,057
	Dassault Systemes	Software	1,428	193,887
	Edenred	Commercial Services & Supplies	2,541	88,251
	EDF SA	Electric Utilities	5,250	75,931
	Eiffage SA	Construction & Engineering	840	95,539
	Elior Group SA	Hotels, Restaurants & Leisure	1,449	31,471
	Elis SA	Commercial Services & Supplies	2,121	52,431
	Engie SA	Multi-Utilities	18,144	302,472
	Essilor International Cie Generale d’Optique SA	Health Care Equipment & Supplies	2,226	300,046
	Eurazeo SA	Diversified Financial Services	483	44,403
	Eutelsat Communications SA	Media	1,890	37,423
	Faurecia SA	Auto Components	819	66,196
	Fonciere Des Regions	Equity Real Estate Investment Trusts (REITs)	441	48,623
	Gecina SA	Equity Real Estate Investment Trusts (REITs)	483	83,816
	Getlink SE	Transportation Infrastructure	5,145	73,400
	Hermes International	Textiles, Apparel & Luxury Goods	336	198,970
	ICADE	Equity Real Estate Investment Trusts (REITs)	399	38,717
	Iliad SA	Diversified Telecommunication Services	273	56,406
	Imerys SA	Construction Materials	420	40,755
	Ingenico Group SA	Electronic Equipment, Instruments & Components	609	49,343
	Ipsen SA	Pharmaceuticals	378	58,645
	JCDecaux SA	Media	798	27,735
	Kering SA	Textiles, Apparel & Luxury Goods	756	361,493
	Klepierre SA	Equity Real Estate Investment Trusts (REITs)	2,268	91,350
	L’Oreal SA	Personal Products	2,646	596,655

140	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Lagardere SCA	Media	1,260	$35,951
	Legrand SA	Electrical Equipment	2,919	228,679
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	2,730	840,044
	Natixis SA	Capital Markets	9,177	75,144
	Orange SA	Diversified Telecommunication Services	21,042	356,735
	Orpea	Health Care Providers & Services	462	58,666
	Pernod Ricard SA	Beverages	2,331	387,732
	Peugeot SA	Automobiles	4,935	118,655
	Plastic Omnium SA	Auto Components	693	33,154
	Publicis Groupe	Media	2,247	156,357
	Remy Cointreau SA	Beverages	273	38,880
	Renault SA	Automobiles	2,016	244,219
	Rexel SA	Trading Companies & Distributors	3,318	56,109
	Rubis SCA	Gas Utilities	840	60,590
	Safran SA	Aerospace & Defense	3,192	337,530
	Sanofi	Pharmaceuticals	12,054	968,492
	Sartorius Stedim Biotech	Health Care Equipment & Supplies	273	24,661
	Schneider Electric SE	Electrical Equipment	5,838	512,212
	SCOR SE	Insurance	1,701	69,579
	SEB SA	Household Durables	294	56,117
	Societe BIC SA	Commercial Services & Supplies	294	29,233
	Societe Generale SA	Banks	8,064	437,957
	Sodexo SA	Hotels, Restaurants & Leisure	945	95,185
	Suez	Multi-Utilities	3,990	57,757
	Teleperformance	Professional Services	630	97,626
	Thales SA	Aerospace & Defense	1,092	132,876
	Total SA	Oil, Gas & Consumable Fuels	24,612	1,396,313
a	UbiSoft Entertainment SA	Software	840	70,786
	Unibail-Rodamco SE	Equity Real Estate Investment Trusts (REITs)	1,092	249,327
	Valeo SA	Auto Components	2,625	173,169
	Veolia Environnement SA	Multi-Utilities	5,376	127,242
	Vinci SA	Construction & Engineering	5,103	501,447
	Vivendi SA	Media	11,739	303,182
	Wendel SA	Diversified Financial Services	315	49,084
a,c	Worldline SA, Reg S	IT Services	441	22,378

				16,945,258

	Germany 14.3%
	1&1 Drillisch AG	Wireless Telecommunication Services	525	35,350
	Adidas AG	Textiles, Apparel & Luxury Goods	2,184	528,201
	Allianz SE	Insurance	4,809	1,084,692
	Axel Springer SE	Media	483	40,393
	BASF SE	Chemicals	10,101	1,024,502
	Bayer AG	Pharmaceuticals	9,135	1,031,232
	Bayerische Motoren Werke AG	Automobiles	3,549	384,752
	Beiersdorf AG	Personal Products	1,092	123,582
	Brenntag AG	Trading Companies & Distributors	1,701	101,042
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	252	16,069
	CECONOMY AG	Specialty Retail	1,785	20,526
a	Commerzbank AG	Banks	11,466	148,686
	Continental AG	Auto Components	1,197	330,199
b	Covestro AG, 144A	Chemicals	1,659	162,940
	Daimler AG	Automobiles	10,605	899,546
a	Delivery Hero AG	Internet Software & Services	1,176	56,840
	Deutsche Bank AG	Capital Markets	20,475	285,202
	Deutsche Boerse AG	Capital Markets	2,058	279,932
	Deutsche Lufthansa AG	Airlines	2,646	84,413
	Deutsche Post AG	Air Freight & Logistics	10,542	460,520
	Deutsche Telekom AG	Diversified Telecommunication Services	35,574	579,697

libertyshares.com	Annual Report	141

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Deutsche Wohnen SE	Real Estate Management & Development	3,906	$182,064
	E.ON SE	Multi-Utilities	22,743	252,294
	Evonik Industries AG	Chemicals	1,638	57,695
	Fielmann AG	Specialty Retail	294	23,756
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	399	39,306
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,331	237,885
	Fresenius SE and Co. KGaA	Health Care Providers & Services	4,452	339,797
	Fuchs Petrolub SE	Chemicals	399	20,291
	GEA Group AG	Machinery	1,701	72,278
	Hannover Rueck SE	Insurance	651	88,790
a	Hapag-Lloyd AG	Marine	420	16,374
	HeidelbergCement AG	Construction Materials	1,638	160,716
	Hella GmbH & Co. KGaA	Auto Components	483	31,721
	Henkel AG & Co. KGaA	Household Products	1,281	161,167
	Hochtief AG	Construction & Engineering	210	39,179
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	714	62,135
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	12,495	334,078
	innogy SE	Multi-Utilities	1,407	66,568
	K+S AG	Chemicals	2,100	60,538
	KION Group AG	Machinery	777	72,377
	Lanxess AG	Chemicals	1,008	77,109
	LEG Immobilien AG	Real Estate Management & Development	693	77,848
	Linde AG	Chemicals	2,058	412,558
	MAN SE	Machinery	399	46,495
	Merck KGaA	Pharmaceuticals	1,428	136,810
	METRO AG	Food & Staples Retailing	1,869	33,077
	MTU Aero Engines AG	Aerospace & Defense	567	95,394
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	1,512	351,173
	Osram Licht AG	Electrical Equipment	1,050	77,171
	ProSiebenSat.1 Media SE	Media	2,520	87,336
	Puma SE	Textiles, Apparel & Luxury Goods	42	20,481
	Rational AG	Machinery	42	26,395
	Rheinmetall AG	Industrial Conglomerates	483	68,520
a	RWE AG	Multi-Utilities	5,334	131,594
	SAP SE	Software	10,017	1,046,780
	Siemens AG	Industrial Conglomerates	8,379	1,066,765
a	Siemens Healthineers AG	Health Care Equipment & Supplies	1,512	62,108
	Stada Arzneimittel AG	Pharmaceuticals	252	25,922
	Suedzucker AG	Food Products	861	14,602
	Symrise AG	Chemicals	1,323	106,347
a	Talanx AG	Insurance	441	19,167
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	7,371	34,593
	thyssenkrupp AG	Metals & Mining	5,124	133,534
	TUI AG	Hotels, Restaurants & Leisure	4,788	102,630
	Uniper SE	Independent Power and Renewable Electricity Producers	2,163	65,839
	United Internet AG	Internet Software & Services	1,281	80,505
	Volkswagen AG	Automobiles	315	62,992
	Vonovia SE	Real Estate Management & Development	5,334	264,041
	Wacker Chemie AG	Chemicals	168	27,552
	Wirecard AG	IT Services	1,260	148,639
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	1,155	62,899

				14,964,201

	Ireland 0.9%
	AIB Group PLC	Banks	7,476	44,979
a	Bank of Ireland Group PLC	Banks	10,206	89,244

142	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Ireland (continued)
	CRH PLC	Construction Materials	9,198	$310,832
	Glanbia PLC	Food Products	2,331	40,135
	Kerry Group PLC	Food Products	1,638	165,994
	Kingspan Group PLC	Building Products	1,701	71,964
	Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	903	92,471
	Smurfit Kappa Group PLC	Containers & Packaging	2,604	105,276

				920,895

	Italy 3.9%
	A2A SpA	Multi-Utilities	16,968	32,439
	Assicurazioni Generali SpA	Insurance	14,406	276,832
	Atlantia SpA	Transportation Infrastructure	5,901	182,522
	Banca Mediolanum SpA	Diversified Financial Services	2,751	23,954
a	Banco BPM SpA	Banks	16,674	57,767
	Buzzi Unicem SpA	Construction Materials	777	18,166
	Buzzi Unicem SpA, di Risp	Construction Materials	462	6,352
	Davide Campari-Milano SpA	Beverages	6,237	47,174
	Enel SpA	Electric Utilities	85,638	523,450
	Eni SpA	Oil, Gas & Consumable Fuels	27,678	486,361
	Ferrari NV	Automobiles	1,386	166,264
	FinecoBank Banca Fineco SpA	Banks	4,305	51,717
	Intesa Sanpaolo SpA	Banks	151,914	551,807
	Intesa Sanpaolo SpA, di Risp	Banks	10,269	38,873
	Italgas Reti SpA	Gas Utilities	5,376	32,106
	Leonardo SpA	Aerospace & Defense	4,263	49,167
	Luxottica Group SpA	Textiles, Apparel & Luxury Goods	1,701	105,645
a	Mediaset SpA	Media	3,780	14,467
	Mediobanca Banca di Credito Finanziario SpA	Banks	6,363	74,718
	Moncler SpA	Textiles, Apparel & Luxury Goods	1,806	68,632
	Parmalat SpA	Food Products	2,100	7,735
a	Pirelli & C SpA	Auto Components	4,221	37,377
c	Poste Italiane SpA, Reg S	Insurance	5,082	46,376
	Prysmian SpA	Electrical Equipment	2,331	73,103
	Recordati SpA	Pharmaceuticals	1,092	40,263
a	Saipem SpA	Energy Equipment & Services	6,279	24,572
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	483	13,318
	Snam SpA	Oil, Gas & Consumable Fuels	25,998	119,358
a	Telecom Italia SpA	Diversified Telecommunication Services	125,454	118,957
	Telecom Italia SpA, di Risp	Diversified Telecommunication Services	66,318	55,168
	Tenaris SA	Energy Equipment & Services	5,145	88,270
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	15,519	90,640
a	UniCredit SpA	Banks	24,639	514,775
	Unione di Banche Italiane SpA	Banks	10,794	49,264
	UnipolSai Assicurazioni SpA	Insurance	10,290	24,462

				4,112,051

	Luxembourg 0.1%
	Eurofins Scientific SE	Life Sciences Tools & Services	105	55,399
	RTL Group SA	Media	441	36,582
	SES SA, IDR	Media	3,864	52,202

				144,183

	Netherlands 4.2%
	Aalberts Industries NV	Machinery	1,050	53,410
	ABN AMRO Group NV, GDR	Banks	4,557	137,140
	Aegon NV	Insurance	19,173	129,124
	Akzo Nobel NV	Chemicals	2,772	261,618
a	Altice NV, B	Media	924	7,608
a	Altice NV, A	Media	4,011	33,041

libertyshares.com	Annual Report	143

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands (continued)
	ASML Holding NV	Semiconductors & Semiconductor Equipment	4,452	$876,868
	ASR Nederland NV	Insurance	1,596	68,150
	Boskalis Westminster	Construction & Engineering	882	25,816
	EXOR NV	Diversified Financial Services	1,176	83,481
	Gemalto NV	Software	903	55,139
	Grandvision NV	Specialty Retail	546	12,436
	Heineken Holding NV	Beverages	1,155	118,894
	Heineken NV	Beverages	2,583	277,326
	ING Groep NV	Banks	42,735	720,040
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	14,007	331,473
	Koninklijke DSM NV	Chemicals	1,932	191,606
	Koninklijke KPN NV	Diversified Telecommunication Services	33,894	101,585
	Koninklijke Philips NV	Health Care Equipment & Supplies	10,311	395,203
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	735	36,022
	NN Group NV	Insurance	3,717	164,752
a	OCI NV	Chemicals	1,050	24,219
	Philips Lighting NV	Electrical Equipment	1,029	38,598
a	QIAGEN NV	Life Sciences Tools & Services	2,436	78,643
	Randstad Holding NV	Professional Services	1,218	80,021
	Wolters Kluwer NV	Professional Services	2,940	156,165

				4,458,378

	Norway 1.1%
	Aker BP ASA	Oil, Gas & Consumable Fuels	1,113	30,083
	DNB ASA	Banks	11,823	229,128
	Gjensidige Forsikring ASA	Insurance	1,827	33,417
	Marine Harvest ASA	Food Products	4,431	88,722
	Norsk Hydro ASA	Metals & Mining	14,658	85,790
	Orkla ASA	Food Products	8,526	91,375
	Schibsted ASA, A	Media	882	24,603
	Schibsted ASA, B	Media	966	24,436
	Statoil ASA	Oil, Gas & Consumable Fuels	10,773	253,375
	Telenor ASA	Diversified Telecommunication Services	7,476	168,547
	Yara International ASA	Chemicals	1,911	80,593

				1,110,069

	Portugal 0.2%
	EDP – Energias de Portugal SA	Electric Utilities	24,906	94,588
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	5,649	106,330
	Jeronimo Martins SGPS SA	Food & Staples Retailing	2,688	48,943

				249,861

	Russia 0.1%
	Evraz PLC	Metals & Mining	5,376	32,767
	Polymetal International PLC	Metals & Mining	2,835	29,191

				61,958

	South Africa 0.1%
	Investec PLC	Capital Markets	6,993	53,915

	Spain 5.1%
	Abertis Infraestructuras SA	Transportation Infrastructure	6,825	152,934
	Acciona SA	Electric Utilities	315	23,910
	Acerinox SA	Metals & Mining	1,554	21,682
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	2,745	106,848
	Aena SME SA	Transportation Infrastructure	714	143,703
	Amadeus IT Group SA, A	IT Services	4,536	334,604
	Banco Bilbao Vizcaya Argentaria SA	Banks	73,584	581,807
	Banco de Sabadell SA	Banks	61,614	125,864
	Banco Santander SA	Banks	175,707	1,144,214

144	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Spain (continued)
	Bankia SA	Banks		14,490	$64,849
	Bankinter SA	Banks		7,539	77,475
	CaixaBank SA	Banks		39,585	188,503
	Cellnex Telecom SAU	Diversified Telecommunication Services		1,680	44,815
	Corporacion Financiera Alba SA	Diversified Financial Services		252	15,217
	Corporacion Mapfre SA	Insurance		10,857	36,065
	Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing		6,720	28,488
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers		1,680	16,447
	Enagas SA	Oil, Gas & Consumable Fuels		2,499	68,322
	Endesa SA	Electric Utilities		3,486	76,678
	Ferrovial SA	Construction & Engineering		5,481	114,358
	Gas Natural SDG SA	Gas Utilities		3,402	81,127
	Grifols SA	Biotechnology		3,633	102,810
	Grupo Catalana Occidente SA	Insurance		504	21,942
	Iberdrola SA	Electric Utilities		62,674	460,320
	Industria de Diseno Textil SA	Specialty Retail		11,571	361,884
	Mediaset Espana Comunicacion SA	Media		1,995	20,281
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	3,675	56,225
	Red Electrica Corp. SA	Electric Utilities		4,746	97,651
	Repsol SA	Oil, Gas & Consumable Fuels		12,824	227,348
	Siemens Gamesa Renewable Energy SA	Electrical Equipment		2,457	39,358
	Telefonica SA	Diversified Telecommunication Services		50,001	493,672
	Zardoya Otis SA	Machinery		1,953	19,648

					5,349,049

	Sweden 4.2%
	Alfa Laval AB	Machinery		3,444	81,075
a	Arjo AB, B	Health Care Equipment & Supplies		2,457	7,158
	Assa Abloy AB, B	Building Products		10,269	221,141
	Atlas Copco AB, A	Machinery		6,909	297,981
	Atlas Copco AB, A	Machinery		4,158	161,111
	Boliden AB	Metals & Mining		3,003	104,883
	Electrolux AB, B	Household Durables		2,436	76,354
	Ericsson, B	Communications Equipment		32,466	205,151
a	Essity AB, B	Household Products		6,510	179,253
a	Fastighets AB Balder, B	Real Estate Management & Development		1,092	27,330
	Getinge AB, B	Health Care Equipment & Supplies		2,457	27,854
	Hennes & Mauritz AB, B	Specialty Retail		10,374	155,062
	Hexagon AB, B	Electronic Equipment, Instruments & Components		2,751	162,929
	Husqvarna AB, B	Household Durables		4,095	39,352
	ICA Gruppen AB	Food & Staples Retailing		861	30,370
	Industrivarden AB, A	Diversified Financial Services		2,289	55,429
	Industrivarden AB, C	Diversified Financial Services		1,869	43,284
	Investment AB Latour, B	Diversified Financial Services		1,323	14,992
	Investor AB, B	Diversified Financial Services		5,040	222,187
	Kinnevik AB, B	Diversified Financial Services		2,583	92,651
	L E Lundbergforetagen AB, B	Diversified Financial Services		420	29,990
a	Lundin Petroleum AB	Oil, Gas & Consumable Fuels		1,995	49,930
	Nordea Bank AB	Banks		34,923	371,548
	Saab AB, B	Aerospace & Defense		462	20,847
	Sandvik AB	Machinery		11,802	214,837
	Securitas AB, B	Commercial Services & Supplies		3,528	59,714
	Skandinaviska Enskilda Banken AB, C	Banks		231	2,527
	Skandinaviska Enskilda Banken AB, A	Banks		15,708	164,005
	Skanska AB, B	Construction & Engineering		3,906	79,591
	SKF AB, B	Machinery		4,179	85,079
	Svenska Cellulosa AB, B	Paper & Forest Products		6,510	69,120
	Svenska Handelsbanken AB, A	Banks		16,128	200,666

libertyshares.com	Annual Report	145

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Sweden (continued)
	Svenska Handelsbanken AB, B	Banks	399	$5,241
	Swedbank AB, A	Banks	11,529	257,430
	Swedish Match AB	Tobacco	1,974	88,979
	Tele2 AB, B	Wireless Telecommunication Services	3,822	45,705
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	399	2,620
	Telia Co. AB	Diversified Telecommunication Services	28,350	132,732
	Trelleborg AB, B	Machinery	2,667	66,812
	Volvo AB, B	Machinery	16,422	298,544

				4,451,464

	Switzerland 13.2%
	ABB Ltd.	Electrical Equipment	21,210	503,228
	Adecco Group AG	Professional Services	1,827	129,737
a	Aryzta AG	Food Products	935	20,748
	Baloise Holding AG	Insurance	504	76,895
	Banque Cantonale Vaudoise	Banks	42	33,904
	Barry Callebaut AG	Food Products	21	40,965
	Chocoladefabriken Lindt & Spruengli AG	Food Products	21	129,934
a	Clariant AG	Chemicals	2,247	53,523
a	Coca-Cola HBC AG	Beverages	2,142	79,146
	Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	5,607	502,147
a	Credit Suisse Group AG	Capital Markets	28,077	468,830
	DKSH Holding AG	Professional Services	294	23,825
a	Dufry AG	Specialty Retail	357	46,657
	EMS-Chemie Holding AG	Chemicals	84	52,895
	Flughafen Zurich AG	Transportation Infrastructure	210	46,228
	Geberit AG	Building Products	399	176,000
	Georg Fischer AG	Machinery	42	56,053
	Givaudan AG	Chemicals	105	238,597
a	Glencore PLC	Metals & Mining	128,793	639,213
	Helvetia Holding AG	Insurance	84	49,956
a	Julius Baer Group Ltd.	Capital Markets	2,373	145,562
	Kuehne + Nagel International AG	Marine	546	85,697
a	LafargeHolcim Ltd., B	Construction Materials	5,271	287,879
	Logitech International SA	Technology Hardware, Storage & Peripherals	1,575	57,500
a	Lonza Group AG	Life Sciences Tools & Services	819	192,605
	Nestle SA	Food Products	34,209	2,701,425
	Novartis AG	Pharmaceuticals	24,024	1,938,277
a	OC Oerlikon Corp. AG	Machinery	2,205	38,799
	Pargesa Holding SA, B	Diversified Financial Services	336	29,719
	Partners Group Holding AG	Capital Markets	168	124,561
	PSP Swiss Property AG	Real Estate Management & Development	462	44,965
	Roche Holding AG	Pharmaceuticals	294	68,096
	Roche Holding AG	Pharmaceuticals	7,644	1,748,956
	Schindler Holding AG	Machinery	231	48,246
	Schindler Holding AG, PC	Machinery	441	94,868
	SGS SA	Professional Services	42	102,982
	Sika AG	Chemicals	21	164,145
	Sonova Holding AG	Health Care Equipment & Supplies	567	89,882
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	6,888	152,355
	Straumann Holding AG	Health Care Equipment & Supplies	105	66,009
	Sulzer AG	Machinery	147	19,265
	Swatch Group AG	Textiles, Apparel & Luxury Goods	336	147,860
	Swatch Group AG	Textiles, Apparel & Luxury Goods	504	42,132
a	Swiss Life Holding AG	Insurance	399	141,792
a	Swiss Prime Site AG	Real Estate Management & Development	777	75,014
	Swiss Re AG	Insurance	3,402	345,600
	Swisscom AG	Diversified Telecommunication Services	252	124,632
a	Temenos Group AG	Software	651	77,772

146	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Switzerland (continued)
a	UBS Group AG	Capital Markets	38,199	$669,958
	Vifor Pharma AG	Pharmaceuticals	567	87,188
a	Zurich Insurance Group AG	Insurance	1,659	542,952

				13,825,174

	United Arab Emirates 0.0%†
	NMC Health PLC	Health Care Providers & Services	882	42,067

	United Kingdom 28.1%
	3i Group PLC	Capital Markets	10,458	126,019
	Admiral Group PLC	Insurance	2,205	57,038
	Anglo American PLC	Metals & Mining	11,004	256,399
	Antofagasta PLC	Metals & Mining	3,801	49,108
	Ashmore Group PLC	Capital Markets	4,221	22,536
	Ashtead Group PLC	Trading Companies & Distributors	5,460	148,590
	Associated British Foods PLC	Food Products	3,822	133,555
	AstraZeneca PLC	Pharmaceuticals	13,797	947,496
	Auto Trader Group PLC	Internet Software & Services	10,353	50,918
	Aviva PLC	Insurance	43,071	299,623
	B&M European Value Retail SA	Multiline Retail	9,219	50,605
	Babcock International Group PLC	Commercial Services & Supplies	2,772	26,007
	BAE Systems PLC	Aerospace & Defense	35,154	286,712
	Barclays PLC	Banks	187,761	543,903
	Barratt Developments PLC	Household Durables	11,004	81,875
	Bellway PLC	Household Durables	1,344	57,485
	BHP Billiton PLC	Metals & Mining	22,995	452,765
	BP PLC	Oil, Gas & Consumable Fuels	211,050	1,418,872
	British American Tobacco PLC	Tobacco	25,032	1,450,596
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs)	11,298	101,750
	BT Group PLC	Diversified Telecommunication Services	92,064	293,810
	Bunzl PLC	Trading Companies & Distributors	3,696	108,621
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	4,704	111,915
	Capital & Counties Properties PLC	Real Estate Management & Development	8,043	30,689
	Centrica PLC	Multi-Utilities	61,467	122,613
	CNH Industrial NV	Machinery	10,563	130,299
a	Cobham PLC	Aerospace & Defense	26,292	45,328
	Compass Group PLC	Hotels, Restaurants & Leisure	17,367	354,595
	ConvaTec Group PLC	Health Care Equipment & Supplies	14,427	40,294
	Croda International PLC	Chemicals	1,386	88,815
	CYBG PLC	Banks	9,723	40,154
	DCC PLC	Industrial Conglomerates	987	90,827
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs)	1,092	47,518
	Diageo PLC	Beverages	26,544	898,130
	Direct Line Insurance Group PLC	Insurance	15,120	80,875
	Dixons Carphone PLC	Specialty Retail	10,962	28,687
	DS Smith PLC	Containers & Packaging	10,731	70,842
	easyJet PLC	Airlines	2,520	56,720
	Experian PLC	Professional Services	10,206	220,124
	Ferguson PLC	Trading Companies & Distributors	2,772	208,194
a	Fiat Chrysler Automobiles NV	Automobiles	11,991	243,357
	Fresnillo PLC	Metals & Mining	2,037	36,247
	G4S PLC	Commercial Services & Supplies	17,010	59,201
	GKN PLC	Auto Components	18,858	122,482
	GlaxoSmithKline PLC	Pharmaceuticals	52,773	1,031,978
	Halma PLC	Electronic Equipment, Instruments & Components	4,158	68,769
	Hammerson PLC	Equity Real Estate Investment Trusts (REITs)	8,715	65,602
	Hargreaves Lansdown PLC	Capital Markets	2,877	65,906
	Hikma Pharmaceuticals PLC	Pharmaceuticals	1,533	25,989
	Hiscox Ltd.	Insurance	2,982	60,907
	Howden Joinery Group PLC	Trading Companies & Distributors	6,615	42,760

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	HSBC Holdings PLC	Banks	219,555	$2,049,377
	IMI PLC	Machinery	2,940	44,542
	Imperial Brands PLC	Tobacco	10,563	359,479
	Inchcape PLC	Distributors	4,578	44,376
	Informa PLC	Media	9,030	91,027
	Inmarsat PLC	Diversified Telecommunication Services	4,977	25,281
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	2,079	124,473
	International Consolidated Airlines Group SA	Airlines	11,802	101,752
	Intertek Group PLC	Professional Services	1,764	115,314
	Intu Properties PLC	Equity Real Estate Investment Trusts (REITs)	10,416	30,348
	ITV PLC	Media	40,950	82,806
	J Sainsbury PLC	Food & Staples Retailing	17,703	59,303
	John Wood Group PLC	Energy Equipment & Services	7,350	55,677
	Johnson Matthey PLC	Chemicals	2,079	88,718
a	Just Eat PLC	Internet Software & Services	6,300	61,722
a	KAZ Minerals PLC	Metals & Mining	2,583	31,082
	Kingfisher PLC	Specialty Retail	24,087	98,834
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	7,833	102,970
	Legal & General Group PLC	Insurance	65,016	235,125
	Lloyds Banking Group PLC	Banks	788,046	714,798
	London Stock Exchange Group PLC	Capital Markets	3,444	199,337
	Marks & Spencer Group PLC	Multiline Retail	17,871	67,738
	Mediclinic International PLC	Health Care Providers & Services	4,305	36,295
	Meggitt PLC	Aerospace & Defense	8,505	51,517
	Melrose Industries PLC	Electrical Equipment	20,853	67,573
	Merlin Entertainments PLC	Hotels, Restaurants & Leisure	7,707	37,472
	Micro Focus International PLC	Software	4,767	65,989
	Mondi PLC	Paper & Forest Products	4,032	108,314
	National Grid PLC	Multi-Utilities	37,800	425,373
	Next PLC	Multiline Retail	1,533	102,342
	Old Mutual PLC	Insurance	52,227	175,321
	Pearson PLC	Media	9,030	94,878
	Pennon Group PLC	Water Utilities	4,578	41,319
	Persimmon PLC	Household Durables	3,381	119,995
	Prudential PLC	Insurance	28,140	702,059
	Randgold Resources Ltd.	Metals & Mining	1,029	84,906
	Reckitt Benckiser Group PLC	Household Products	6,846	579,479
	Relx NV	Professional Services	9,828	203,424
	RELX PLC	Professional Services	11,676	239,954
	Rentokil Initial PLC	Commercial Services & Supplies	20,223	77,078
	Rightmove PLC	Internet Software & Services	1,008	61,468
	Rio Tinto PLC	Metals & Mining	12,768	646,764
a	Rolls-Royce Holdings PLC	Aerospace & Defense	18,060	220,816
a	Royal Bank of Scotland Group PLC	Banks	35,427	128,616
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	50,412	1,579,485
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	41,034	1,310,698
	Royal Mail PLC	Air Freight & Logistics	10,290	78,063
	RPC Group PLC	Containers & Packaging	4,494	48,744
	RSA Insurance Group PLC	Insurance	11,193	98,920
	Schroders PLC	Capital Markets	1,218	54,539
	Segro PLC	Equity Real Estate Investment Trusts (REITs)	10,962	92,449
	Severn Trent PLC	Water Utilities	2,604	67,359
	Shire PLC	Biotechnology	9,828	492,255
	Sky PLC	Media	11,361	206,785
	Smith & Nephew PLC	Health Care Equipment & Supplies	9,618	179,580
	Smiths Group PLC	Industrial Conglomerates	4,347	92,293
	Spirax-Sarco Engineering PLC	Machinery	798	64,423

148	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	SSE PLC	Electric Utilities	11,151	$199,600
	St. James’s Place Capital PLC	Capital Markets	5,733	87,379
	Standard Chartered PLC	Banks	29,778	297,713
	Standard Life Aberdeen PLC	Diversified Financial Services	29,778	150,256
	Tate & Lyle PLC	Food Products	5,103	38,985
	Taylor Wimpey PLC	Household Durables	35,700	92,448
	TechnipFMC PLC	Energy Equipment & Services	5,103	148,300
	Tesco PLC	Food & Staples Retailing	105,814	305,629
	The Berkeley Group Holdings PLC	Household Durables	1,407	74,785
	The Sage Group PLC	Software	11,886	106,578
	Travis Perkins PLC	Trading Companies & Distributors	2,772	47,985
	Unilever NV, IDR	Personal Products	16,611	937,080
	Unilever PLC	Personal Products	12,642	701,476
	United Utilities Group PLC	Water Utilities	7,497	75,237
	Vodafone Group PLC	Wireless Telecommunication Services	294,063	801,180
	Weir Group PLC	Machinery	2,457	68,744
	Whitbread PLC	Hotels, Restaurants & Leisure	2,016	104,638
	William Hill PLC	Hotels, Restaurants & Leisure	9,408	43,591
	William Morrison Supermarkets PLC	Food & Staples Retailing	23,688	70,945
	WPP PLC	Media	13,608	216,186

				29,443,459

	United States 0.1%
	Carnival PLC	Hotels, Restaurants & Leisure	1,785	114,683

	Total Common Stocks (Cost $104,563,722)			103,356,978

	Preferred Stocks 1.0%
	Germany 0.9%
e	Bayerische Motoren Werke AG (BMW), 4.622%, pfd.	Automobiles	609	57,035
e	Fuchs Petrolub SE, 2.018%, pfd.	Chemicals	777	42,142
e	Henkel AG & Co. KGaA, 1.516%, pfd.	Household Products	1,932	253,883
e	Porsche Automobil Holding SE, 1.496%, pfd.	Automobiles	1,701	141,208
e	RWE AG, 0.784%, pfd.	Multi-Utilities	378	7,708
e	Sartorius AG, 0.405%, pfd.	Health Care Equipment & Supplies	378	52,764
e	Volkswagen AG, 1.276%, pfd.	Automobiles	2,016	400,122

				954,862

	Spain 0.1%
e	Grifols SA, 1.887%, B, pfd.	Biotechnology	2,814	59,803

	Total Preferred Stocks (Cost $1,005,783)			1,014,665

	Total Investments (Cost $105,569,505) 99.5%			104,371,643
	Other Assets, less Liabilities 0.5%			539,015

	Net Assets 100.0%			$104,910,658

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $356,640, representing 0.3% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $170,607, representing 0.2% of net assets.

eVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Euro STOXX 50 Index	Long	6	$242,108	6/15/18	$(4,311)
FTSE 100 Index	Long	2	196,209	6/15/18	(152)

Total Futures Contracts					$(4,463)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 250.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe Hedged ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.05

Income from investment operations[b]:

Net investment income[c]	0.25

Net realized and unrealized gains (losses)	(1.40)

Total from investment operations	(1.15)

Less distributions from net investment income	(0.02)

Net asset value, end of year	$23.88

Total return[d]	(4.61)%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	2.47%

Supplemental data

Net assets, end of year (000’s)	$33,428

Portfolio turnover rate[f]	5.33%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	151

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Europe Hedged ETF

		Industry	Shares	Value
	Common Stocks 98.0%
	Austria 0.5%
	AMS AG	Semiconductors & Semiconductor Equipment	189	$19,709
	Andritz AG	Machinery	259	14,461
	Erste Group Bank AG	Banks	1,001	50,228
	OMV AG	Oil, Gas & Consumable Fuels	497	28,899
a	Raiffeisen Bank International AG	Banks	455	17,677
a	Telekom Austria AG	Diversified Telecommunication Services	504	4,798
	Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	154	5,148
	Voestalpine AG	Metals & Mining	413	21,623

				162,543

	Belgium 1.8%
	Ackermans & van Haaren NV	Diversified Financial Services	70	12,242
	Ageas	Insurance	644	33,233
	Anheuser-Busch InBev SA/NV	Beverages	2,632	288,996
	bpost SA	Air Freight & Logistics	357	8,061
	Colruyt SA	Food & Staples Retailing	203	11,215
	Groupe Bruxelles Lambert SA	Diversified Financial Services	266	30,358
	KBC Groep NV	Banks	966	84,018
	Proximus SADP	Diversified Telecommunication Services	448	13,901
	Sofina SA	Diversified Financial Services	42	7,118
	Solvay SA	Chemicals	238	33,032
a	Telenet Group Holding NV	Media	161	10,742
	UCB SA	Pharmaceuticals	427	34,754
	Umicore SA	Chemicals	721	38,067

				605,737

	Denmark 2.8%
	A.P. Moeller-Maersk AS, A	Marine	14	20,454
	A.P. Moeller-Maersk AS, B	Marine	21	32,376
	Carlsberg AS, B	Beverages	378	44,954
	Chr. Hansen Holding AS	Chemicals	308	26,476
	Coloplast AS, B	Health Care Equipment & Supplies	469	39,511
	Danske Bank AS	Banks	2,464	91,634
	DSV AS	Road & Rail	651	50,945
a	Genmab AS	Biotechnology	196	41,975
	H. Lundbeck AS	Pharmaceuticals	210	11,704
	ISS AS	Commercial Services & Supplies	637	23,500
	Jyske Bank AS	Banks	252	14,877
	Novo Nordisk AS, B	Pharmaceuticals	6,230	305,800
	Novozymes AS	Chemicals	749	38,606
b	Orsted AS, 144A	Electric Utilities	560	36,219
	Pandora AS	Household Durables	378	40,526
	Rockwool International AS, B	Building Products	21	6,219
a	TDC AS	Diversified Telecommunication Services	2,940	24,312
	Tryg AS	Insurance	413	9,574
	Vestas Wind Systems AS	Electrical Equipment	707	50,136
a	William Demant Holding AS	Health Care Equipment & Supplies	420	15,536

				925,334

	Finland 1.7%
	Elisa OYJ	Diversified Telecommunication Services	497	22,475
c	Fortum OYJ, Reg S	Electric Utilities	1,519	32,599
	Huhtamaki OYJ	Containers & Packaging	336	14,728
	Kesko OYJ	Food & Staples Retailing	210	12,025
	Kone OYJ, B	Machinery	1,337	66,644
	Metso OYJ	Machinery	371	11,685
	Neste Oil OYJ	Oil, Gas & Consumable Fuels	441	30,698

152	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Finland (continued)
	Nokia OYJ, A	Communications Equipment	18,704	$103,169
	Nokian Renkaat OYJ	Auto Components	469	21,284
	Orion OYJ	Pharmaceuticals	357	10,919
	Sampo OYJ, A	Insurance	1,631	90,786
	Stora Enso OYJ, R	Paper & Forest Products	1,680	30,837
	UPM-Kymmene OYJ	Paper & Forest Products	1,883	69,706
	Wartsila OYJ ABP	Machinery	1,617	35,697

				553,252

	France 16.0%
	Accor SA	Hotels, Restaurants & Leisure	714	38,505
	Aeroports de Paris SA	Transportation Infrastructure	98	21,333
a	Air France-KLM	Airlines	751	8,322
	Air Liquide SA	Chemicals	1,456	178,135
	Airbus SE	Aerospace & Defense	1,890	218,030
a,b	ALD SA, 144A	Road & Rail	322	5,231
	Alstom SA	Machinery	539	24,268
	Amundi SA	Capital Markets	182	14,607
a	ArcelorMittal	Metals & Mining	2,072	65,490
	Arkema SA	Chemicals	252	32,852
	Atos SE	IT Services	322	43,997
	AXA SA	Insurance	6,566	174,424
	Biomerieux	Health Care Equipment & Supplies	154	12,690
	BNP Paribas SA	Banks	3,745	277,130
	Bollore	Air Freight & Logistics	3,556	18,937
	Bouygues SA	Construction & Engineering	707	35,398
	Bureau Veritas SA	Professional Services	938	24,352
	Capgemini SE	IT Services	546	67,956
	Carrefour SA	Food & Staples Retailing	1,939	40,182
	Casino Guichard-Perrachon SA	Food & Staples Retailing	210	10,282
	Cie Generale des Etablissements Michelin SCA	Auto Components	623	91,867
	CNP Assurances	Insurance	588	14,825
	Compagnie de Saint-Gobain	Building Products	1,722	90,769
	Credit Agricole SA	Banks	4,025	65,367
	Danone SA	Food Products	2,030	164,101
	Dassault Aviation SA	Aerospace & Defense	7	13,352
	Dassault Systemes	Software	455	61,778
	Edenred	Commercial Services & Supplies	812	28,202
	EDF SA	Electric Utilities	1,645	23,792
	Eiffage SA	Construction & Engineering	259	29,458
	Elior Group SA	Hotels, Restaurants & Leisure	455	9,882
	Elis SA	Commercial Services & Supplies	658	16,266
	Engie SA	Multi-Utilities	5,691	94,873
	Essilor International Cie Generale d’Optique SA	Health Care Equipment & Supplies	700	94,354
	Eurazeo SA	Diversified Financial Services	147	13,514
	Eutelsat Communications SA	Media	602	11,920
	Faurecia SA	Auto Components	266	21,500
	Fonciere Des Regions	Equity Real Estate Investment Trusts (REITs)	119	13,120
	Gecina SA	Equity Real Estate Investment Trusts (REITs)	161	27,939
	Getlink SE	Transportation Infrastructure	1,631	23,268
	Hermes International	Textiles, Apparel & Luxury Goods	105	62,178
	ICADE	Equity Real Estate Investment Trusts (REITs)	133	12,906
	Iliad SA	Diversified Telecommunication Services	84	17,356
	Imerys SA	Construction Materials	112	10,868
	Ingenico Group SA	Electronic Equipment, Instruments & Components	196	15,880
	Ipsen SA	Pharmaceuticals	119	18,462
	JCDecaux SA	Media	231	8,029
	Kering SA	Textiles, Apparel & Luxury Goods	259	123,845

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Klepierre SA	Equity Real Estate Investment Trusts (REITs)	707	$28,476
	L’Oreal SA	Personal Products	826	186,257
	Lagardere SCA	Media	427	12,183
	Legrand SA	Electrical Equipment	931	72,936
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	861	264,937
	Natixis SA	Capital Markets	2,982	24,418
	Orange SA	Diversified Telecommunication Services	6,622	112,266
	Orpea	Health Care Providers & Services	168	21,333
	Pernod Ricard SA	Beverages	742	123,422
	Peugeot SA	Automobiles	1,498	36,017
	Plastic Omnium SA	Auto Components	203	9,712
	Publicis Groupe	Media	721	50,171
	Remy Cointreau SA	Beverages	70	9,969
	Renault SA	Automobiles	651	78,862
	Rexel SA	Trading Companies & Distributors	1,071	18,111
	Rubis SCA	Gas Utilities	266	19,187
	Safran SA	Aerospace & Defense	987	104,368
	Sanofi	Pharmaceuticals	3,780	303,708
	Sartorius Stedim Biotech	Health Care Equipment & Supplies	84	7,588
	Schneider Electric SE	Electrical Equipment	1,834	160,911
	SCOR SE	Insurance	553	22,620
	SEB SA	Household Durables	91	17,369
	Societe BIC SA	Commercial Services & Supplies	70	6,960
	Societe Generale SA	Banks	2,541	138,002
	Sodexo SA	Hotels, Restaurants & Leisure	301	30,318
	Suez	Multi-Utilities	1,288	18,644
	Teleperformance	Professional Services	203	31,457
	Thales SA	Aerospace & Defense	357	43,440
	Total SA	Oil, Gas & Consumable Fuels	7,805	442,801
a	UbiSoft Entertainment SA	Software	266	22,416
	Unibail-Rodamco SE	Equity Real Estate Investment Trusts (REITs)	329	75,118
	Unibail-Rodamco SE	Equity Real Estate Investment Trusts (REITs)	7	1,598
	Valeo SA	Auto Components	840	55,414
	Veolia Environnement SA	Multi-Utilities	1,729	40,923
	Vinci SA	Construction & Engineering	1,617	158,895
	Vivendi SA	Media	3,703	95,637
	Wendel SA	Diversified Financial Services	91	14,180
a,c	Worldline SA, Reg S	IT Services	140	7,104

				5,359,520

	Germany 14.1%
	1&1 Drillisch AG	Wireless Telecommunication Services	168	11,312
	Adidas AG	Textiles, Apparel & Luxury Goods	686	165,909
	Allianz SE	Insurance	1,519	342,617
	Axel Springer SE	Media	168	14,050
	BASF SE	Chemicals	3,178	322,331
	Bayer AG	Pharmaceuticals	2,863	323,198
	Bayerische Motoren Werke AG	Automobiles	1,106	119,903
	Beiersdorf AG	Personal Products	357	40,402
	Brenntag AG	Trading Companies & Distributors	539	32,018
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	84	5,356
	CECONOMY AG	Specialty Retail	595	6,842
a	Commerzbank AG	Banks	3,549	46,022
	Continental AG	Auto Components	371	102,342
b	Covestro AG, 144A	Chemicals	518	50,876
	Daimler AG	Automobiles	3,339	283,223
a	Delivery Hero AG	Internet Software & Services	378	18,270
	Deutsche Bank AG	Capital Markets	6,426	89,510

154	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Deutsche Boerse AG	Capital Markets	658	$89,502
	Deutsche Lufthansa AG	Airlines	812	25,905
	Deutsche Post AG	Air Freight & Logistics	3,374	147,391
	Deutsche Telekom AG	Diversified Telecommunication Services	11,214	182,738
	Deutsche Wohnen SE	Real Estate Management & Development	1,260	58,730
	E.ON SE	Multi-Utilities	7,105	78,818
	Evonik Industries AG	Chemicals	525	18,492
	Fielmann AG	Specialty Retail	98	7,919
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	119	11,723
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	742	75,723
	Fresenius SE and Co. KGaA	Health Care Providers & Services	1,400	106,854
	Fuchs Petrolub SE	Chemicals	84	4,272
	GEA Group AG	Machinery	588	24,985
	Hannover Rueck SE	Insurance	217	29,597
a	Hapag-Lloyd AG	Marine	133	5,185
	HeidelbergCement AG	Construction Materials	525	51,512
	Hella GmbH & Co. KGaA	Auto Components	147	9,654
	Henkel AG & Co. KGaA	Household Products	406	51,080
	Hochtief AG	Construction & Engineering	56	10,448
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	224	19,493
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,941	105,370
	innogy SE	Multi-Utilities	441	20,865
	K+S AG	Chemicals	686	19,776
	KION Group AG	Machinery	245	22,821
	Lanxess AG	Chemicals	322	24,632
	LEG Immobilien AG	Real Estate Management & Development	224	25,163
	Linde AG	Chemicals	686	137,519
	MAN SE	Machinery	112	13,051
	Merck KGaA	Pharmaceuticals	462	44,262
	METRO AG	Food & Staples Retailing	602	10,654
	MTU Aero Engines AG	Aerospace & Defense	182	30,620
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	469	108,929
	Osram Licht AG	Electrical Equipment	336	24,695
	ProSiebenSat.1 Media SE	Media	805	27,899
	Rational AG	Machinery	14	8,798
	Rheinmetall AG	Industrial Conglomerates	154	21,847
a	RWE AG	Multi-Utilities	1,694	41,792
	SAP SE	Software	3,157	329,908
	Siemens AG	Industrial Conglomerates	2,639	335,982
a	Siemens Healthineers AG	Health Care Equipment & Supplies	462	18,978
	Stada Arzneimittel AG	Pharmaceuticals	77	7,921
	Suedzucker AG	Food Products	294	4,986
	Symrise AG	Chemicals	420	33,761
a	Talanx AG	Insurance	119	5,172
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,457	11,531
	thyssenkrupp AG	Metals & Mining	1,652	43,052
	TUI AG	Hotels, Restaurants & Leisure	1,519	32,559
	Uniper SE	Independent Power and Renewable Electricity Producers	679	20,668
	United Internet AG	Internet Software & Services	413	25,955
	Volkswagen AG	Automobiles	119	23,797
	Vonovia SE	Real Estate Management & Development	1,680	83,162
	Wacker Chemie AG	Chemicals	56	9,184
	Wirecard AG	IT Services	399	47,069
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	371	20,204

				4,726,784

libertyshares.com	Annual Report	155

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Ireland 0.9%
	AIB Group PLC	Banks	2,359	$14,193
a	Bank of Ireland Group PLC	Banks	3,227	28,218
	CRH PLC	Construction Materials	2,905	98,170
	Glanbia PLC	Food Products	686	11,811
	Kerry Group PLC	Food Products	518	52,494
	Kingspan Group PLC	Building Products	518	21,915
	Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	287	29,390
	Smurfit Kappa Group PLC	Containers & Packaging	826	33,394

				289,585

	Italy 3.9%
	A2A SpA	Multi-Utilities	5,656	10,813
	Assicurazioni Generali SpA	Insurance	4,550	87,435
	Atlantia SpA	Transportation Infrastructure	1,855	57,377
	Banca Mediolanum SpA	Diversified Financial Services	910	7,924
a	Banco BPM SpA	Banks	5,376	18,625
	Buzzi Unicem SpA	Construction Materials	259	6,055
	Buzzi Unicem SpA, di Risp	Construction Materials	161	2,214
	Davide Campari-Milano SpA	Beverages	2,002	15,142
	Enel SpA	Electric Utilities	26,985	164,942
	Eni SpA	Oil, Gas & Consumable Fuels	8,631	151,665
	Ferrari NV	Automobiles	441	52,902
	FinecoBank Banca Fineco SpA	Banks	1,400	16,818
	Intesa Sanpaolo SpA	Banks	47,103	171,095
	Intesa Sanpaolo SpA, di Risp	Banks	3,213	12,163
	Italgas Reti SpA	Gas Utilities	1,750	10,451
	Leonardo SpA	Aerospace & Defense	1,386	15,985
	Luxottica Group SpA	Textiles, Apparel & Luxury Goods	539	33,476
a	Mediaset SpA	Media	1,260	4,822
	Mediobanca Banca di Credito Finanziario SpA	Banks	1,932	22,687
	Moncler SpA	Textiles, Apparel & Luxury Goods	588	22,345
	Parmalat SpA	Food Products	700	2,578
a	Pirelli & C SpA	Auto Components	1,379	12,211
c	Poste Italiane SpA, Reg S	Insurance	1,645	15,011
	Prysmian SpA	Electrical Equipment	749	23,490
	Recordati SpA	Pharmaceuticals	357	13,163
a	Saipem SpA	Energy Equipment & Services	2,093	8,191
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	161	4,439
	Snam SpA	Oil, Gas & Consumable Fuels	8,246	37,858
a	Telecom Italia SpA	Diversified Telecommunication Services	37,912	35,949
	Telecom Italia SpA, di Risp	Diversified Telecommunication Services	22,106	18,389
	Tenaris SA	Energy Equipment & Services	1,659	28,463
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	4,942	28,864
a	UniCredit SpA	Banks	7,791	162,775
	Unione di Banche Italiane SpA	Banks	3,444	15,718
	UnipolSai Assicurazioni SpA	Insurance	2,037	4,843

				1,296,878

	Luxembourg 0.1%
	Eurofins Scientific SE	Life Sciences Tools & Services	35	18,466
	RTL Group SA	Media	147	12,194
	SES SA, IDR	Media	1,225	16,550

				47,210

	Netherlands 4.2%
	Aalberts Industries NV	Machinery	343	17,447
	ABN AMRO Group NV, GDR	Banks	1,456	43,818
	Aegon NV	Insurance	5,978	40,260
	Akzo Nobel NV	Chemicals	889	83,903

156	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands (continued)
a	Altice NV, B	Media	308	$2,536
a	Altice NV, A	Media	1,673	13,781
	ASML Holding NV	Semiconductors & Semiconductor Equipment	1,407	277,123
	ASR Nederland NV	Insurance	497	21,222
	Boskalis Westminster	Construction & Engineering	308	9,015
	EXOR NV	Diversified Financial Services	371	26,336
	Gemalto NV	Software	287	17,525
	Grandvision NV	Specialty Retail	189	4,305
	Heineken Holding NV	Beverages	378	38,911
	Heineken NV	Beverages	833	89,436
	ING Groep NV	Banks	13,454	226,686
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	4,277	101,214
	Koninklijke DSM NV	Chemicals	616	61,092
	Koninklijke KPN NV	Diversified Telecommunication Services	10,598	31,764
	Koninklijke Philips NV	Health Care Equipment & Supplies	3,185	122,076
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	245	12,007
	NN Group NV	Insurance	1,155	51,194
a	OCI NV	Chemicals	350	8,073
	Philips Lighting NV	Electrical Equipment	385	14,442
a	QIAGEN NV	Life Sciences Tools & Services	784	25,310
	Randstad Holding NV	Professional Services	392	25,754
	Wolters Kluwer NV	Professional Services	966	51,311

				1,416,541

	Norway 1.1%
	Aker BP ASA	Oil, Gas & Consumable Fuels	385	10,406
	DNB ASA	Banks	3,808	73,798
	Gjensidige Forsikring ASA	Insurance	588	10,755
	Marine Harvest ASA	Food Products	1,470	29,434
	Norsk Hydro ASA	Metals & Mining	4,774	27,941
	Orkla ASA	Food Products	2,786	29,858
	Schibsted ASA, A	Media	266	7,420
	Schibsted ASA, B	Media	322	8,146
	Statoil ASA	Oil, Gas & Consumable Fuels	3,409	80,178
	Telenor ASA	Diversified Telecommunication Services	2,380	53,657
	Yara International ASA	Chemicals	616	25,979

				357,572

	Portugal 0.2%
	EDP – Energias de Portugal SA	Electric Utilities	7,952	30,200
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	1,813	34,126
	Jeronimo Martins SGPS SA	Food & Staples Retailing	847	15,422

				79,748

	Russia 0.1%
	Evraz PLC	Metals & Mining	1,680	10,240
	Polymetal International PLC	Metals & Mining	931	9,586

				19,826

	South Africa 0.1%
	Investec PLC	Capital Markets	2,254	17,378

	Spain 5.0%
	Abertis Infraestructuras SA	Transportation Infrastructure	2,142	47,998
	Acciona SA	Electric Utilities	98	7,439
	Acerinox SA	Metals & Mining	532	7,423
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	840	32,697
	Aena SME SA	Transportation Infrastructure	217	43,675
	Amadeus IT Group SA, A	IT Services	1,435	105,855
	Banco Bilbao Vizcaya Argentaria SA	Banks	23,149	183,032

libertyshares.com	Annual Report	157

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Spain (continued)
	Banco de Sabadell SA	Banks	19,936	$40,725
	Banco Santander SA	Banks	55,230	359,661
	Bankia SA	Banks	3,976	17,794
	Bankinter SA	Banks	2,422	24,890
	CaixaBank SA	Banks	12,425	59,168
	Cellnex Telecom SAU	Diversified Telecommunication Services	539	14,378
	Corporacion Financiera Alba SA	Diversified Financial Services	84	5,072
	Corporacion Mapfre SA	Insurance	3,535	11,743
	Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	2,156	9,140
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers	560	5,482
	Enagas SA	Oil, Gas & Consumable Fuels	798	21,817
	Endesa SA	Electric Utilities	1,141	25,097
	Ferrovial SA	Construction & Engineering	1,652	34,468
	Gas Natural SDG SA	Gas Utilities	1,085	25,874
	Grifols SA	Biotechnology	1,176	33,279
	Grupo Catalana Occidente SA	Insurance	161	7,009
	Iberdrola SA	Electric Utilities	19,782	145,292
	Industria de Diseno Textil SA	Specialty Retail	3,654	114,279
	Mediaset Espana Comunicacion SA	Media	511	5,195
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs)	1,183	18,099
	Red Electrica Corp. SA	Electric Utilities	1,456	29,958
	Repsol SA	Oil, Gas & Consumable Fuels	4,130	73,218
	Siemens Gamesa Renewable Energy SA	Electrical Equipment	784	12,559
	Telefonica SA	Diversified Telecommunication Services	15,736	155,365
	Zardoya Otis SA	Machinery	630	6,338

				1,684,019

	Sweden 4.2%
	Alfa Laval AB	Machinery	1,106	26,036
a	Arjo AB, B	Health Care Equipment & Supplies	819	2,386
	Assa Abloy AB, B	Building Products	3,297	71,000
	Atlas Copco AB, A	Machinery	2,205	95,100
	Atlas Copco AB, A	Machinery	1,337	51,805
	Boliden AB	Metals & Mining	931	32,516
	Electrolux AB, B	Household Durables	770	24,135
	Ericsson, B	Communications Equipment	10,409	65,774
a	Essity AB, B	Household Products	2,100	57,824
a	Fastighets AB Balder, B	Real Estate Management & Development	294	7,358
	Getinge AB, B	Health Care Equipment & Supplies	777	8,808
	Hennes & Mauritz AB, B	Specialty Retail	3,339	49,909
	Hexagon AB, B	Electronic Equipment, Instruments & Components	875	51,822
	Husqvarna AB, B	Household Durables	1,309	12,579
	ICA Gruppen AB	Food & Staples Retailing	280	9,876
	Industrivarden AB, A	Diversified Financial Services	770	18,646
	Industrivarden AB, C	Diversified Financial Services	497	11,510
	Investment AB Latour, B	Diversified Financial Services	441	4,997
	Investor AB, B	Diversified Financial Services	1,561	68,816
	Kinnevik AB, B	Diversified Financial Services	812	29,126
	L E Lundbergforetagen AB, B	Diversified Financial Services	140	9,997
a	Lundin Petroleum AB	Oil, Gas & Consumable Fuels	616	15,417
	Nordea Bank AB	Banks	11,067	117,743
	Saab AB, B	Aerospace & Defense	126	5,686
	Sandvik AB	Machinery	3,766	68,554
	Securitas AB, B	Commercial Services & Supplies	1,169	19,786
	Skandinaviska Enskilda Banken AB, C	Banks	84	919
	Skandinaviska Enskilda Banken AB, A	Banks	5,033	52,549
	Skanska AB, B	Construction & Engineering	1,274	25,960
	SKF AB, B	Machinery	1,344	27,362

158	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Sweden (continued)
	Svenska Cellulosa AB, B	Paper & Forest Products	2,086	$22,148
	Svenska Handelsbanken AB, A	Banks	5,110	63,579
	Svenska Handelsbanken AB, B	Banks	133	1,747
	Swedbank AB, A	Banks	3,633	81,121
	Swedish Match AB	Tobacco	630	28,398
	Tele2 AB, B	Wireless Telecommunication Services	1,225	14,649
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	133	873
	Telia Co. AB	Diversified Telecommunication Services	9,373	43,884
	Trelleborg AB, B	Machinery	861	21,569
	Volvo AB, B	Machinery	5,152	93,661

				1,415,625

	Switzerland 13.2%
	ABB Ltd.	Electrical Equipment	6,783	160,933
	Adecco Group AG	Professional Services	588	41,754
a	Aryzta AG	Food Products	315	6,990
	Baloise Holding AG	Insurance	168	25,632
	Banque Cantonale Vaudoise	Banks	14	11,301
	Barry Callebaut AG	Food Products	7	13,655
	Chocoladefabriken Lindt & Spruengli AG	Food Products	7	43,311
a	Clariant AG	Chemicals	672	16,007
a	Coca-Cola HBC AG	Beverages	693	25,606
	Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	1,792	160,487
a	Credit Suisse Group AG	Capital Markets	8,911	148,796
	DKSH Holding AG	Professional Services	112	9,076
a	Dufry AG	Specialty Retail	112	14,637
	EMS-Chemie Holding AG	Chemicals	21	13,224
	Flughafen Zurich AG	Transportation Infrastructure	56	12,328
	Geberit AG	Building Products	126	55,579
	Georg Fischer AG	Machinery	14	18,684
	Givaudan AG	Chemicals	35	79,532
a	Glencore PLC	Metals & Mining	40,866	202,822
	Helvetia Holding AG	Insurance	28	16,652
a	Julius Baer Group Ltd.	Capital Markets	756	46,374
	Kuehne + Nagel International AG	Marine	189	29,664
a	LafargeHolcim Ltd., B	Construction Materials	1,687	92,137
	Logitech International SA	Technology Hardware, Storage & Peripherals	511	18,656
a	Lonza Group AG	Life Sciences Tools & Services	245	57,617
	Nestle SA	Food Products	10,836	855,700
	Novartis AG	Pharmaceuticals	7,602	613,336
a	OC Oerlikon Corp. AG	Machinery	721	12,687
	Pargesa Holding SA, B	Diversified Financial Services	112	9,906
	Partners Group Holding AG	Capital Markets	56	41,521
	PSP Swiss Property AG	Real Estate Management & Development	154	14,988
	Roche Holding AG	Pharmaceuticals	105	24,320
	Roche Holding AG	Pharmaceuticals	2,415	552,555
	Schindler Holding AG, PC	Machinery	147	31,623
	Schindler Holding AG	Machinery	70	14,620
	SGS SA	Professional Services	14	34,328
	Sika AG	Chemicals	7	54,715
	Sonova Holding AG	Health Care Equipment & Supplies	175	27,741
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,219	49,082
	Straumann Holding AG	Health Care Equipment & Supplies	35	22,003
	Sulzer AG	Machinery	35	4,587
	Swatch Group AG	Textiles, Apparel & Luxury Goods	98	43,126
	Swatch Group AG	Textiles, Apparel & Luxury Goods	182	15,214
a	Swiss Life Holding AG	Insurance	126	44,776
a	Swiss Prime Site AG	Real Estate Management & Development	259	25,005
	Swiss Re AG	Insurance	1,057	107,378

libertyshares.com	Annual Report	159

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Switzerland (continued)
	Swisscom AG	Diversified Telecommunication Services	77	$38,082
a	Temenos Group AG	Software	203	24,251
a	UBS Group AG	Capital Markets	12,138	212,884
	Vifor Pharma AG	Pharmaceuticals	182	27,986
a	Zurich Insurance Group AG	Insurance	525	171,820

				4,395,688

	United Arab Emirates 0.0%†
	NMC Health PLC	Health Care Providers & Services	280	13,355

	United Kingdom 28.0%
	3i Group PLC	Capital Markets	3,255	39,223
	Admiral Group PLC	Insurance	721	18,651
	Anglo American PLC	Metals & Mining	3,423	79,758
	Antofagasta PLC	Metals & Mining	1,232	15,917
	Ashmore Group PLC	Capital Markets	1,358	7,250
	Ashtead Group PLC	Trading Companies & Distributors	1,701	46,292
	Associated British Foods PLC	Food Products	1,225	42,806
	AstraZeneca PLC	Pharmaceuticals	4,424	303,814
	Auto Trader Group PLC	Internet Software & Services	3,339	16,422
	Aviva PLC	Insurance	13,734	95,540
	B&M European Value Retail SA	Multiline Retail	2,968	16,292
	Babcock International Group PLC	Commercial Services & Supplies	924	8,669
	BAE Systems PLC	Aerospace & Defense	11,046	90,090
	Barclays PLC	Banks	59,353	171,933
	Barratt Developments PLC	Household Durables	3,395	25,260
	Bellway PLC	Household Durables	448	19,162
	BHP Billiton PLC	Metals & Mining	7,259	142,928
	BP PLC	Oil, Gas & Consumable Fuels	67,354	452,815
	British American Tobacco PLC	Tobacco	7,994	463,250
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs)	3,374	30,386
	BT Group PLC	Diversified Telecommunication Services	29,519	94,206
	Bunzl PLC	Trading Companies & Distributors	1,190	34,973
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,428	33,974
	Capital & Counties Properties PLC	Real Estate Management & Development	2,555	9,749
	Centrica PLC	Multi-Utilities	19,887	39,670
	CNH Industrial NV	Machinery	3,353	41,361
a	Cobham PLC	Aerospace & Defense	8,764	15,109
	Compass Group PLC	Hotels, Restaurants & Leisure	5,495	112,196
	ConvaTec Group PLC	Health Care Equipment & Supplies	4,606	12,864
	Croda International PLC	Chemicals	448	28,708
	CYBG PLC	Banks	3,094	12,778
	DCC PLC	Industrial Conglomerates	315	28,987
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs)	364	15,839
	Diageo PLC	Beverages	8,484	287,061
	Direct Line Insurance Group PLC	Insurance	4,893	26,172
	Dixons Carphone PLC	Specialty Retail	3,465	9,068
	DS Smith PLC	Containers & Packaging	3,521	23,244
	easyJet PLC	Airlines	763	17,174
	Experian PLC	Professional Services	3,129	67,486
	Ferguson PLC	Trading Companies & Distributors	847	63,615
a	Fiat Chrysler Automobiles NV	Automobiles	3,773	76,573
	Fresnillo PLC	Metals & Mining	651	11,584
	G4S PLC	Commercial Services & Supplies	5,495	19,125
	GKN PLC	Auto Components	6,083	39,509
	GlaxoSmithKline PLC	Pharmaceuticals	16,891	330,304
	Halma PLC	Electronic Equipment, Instruments & Components	1,337	22,113
	Hammerson PLC	Equity Real Estate Investment Trusts (REITs)	2,667	20,076
	Hargreaves Lansdown PLC	Capital Markets	931	21,327
	Hikma Pharmaceuticals PLC	Pharmaceuticals	511	8,663

160	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Hiscox Ltd.	Insurance	945	$19,301
	Howden Joinery Group PLC	Trading Companies & Distributors	2,093	13,529
	HSBC Holdings PLC	Banks	70,154	654,834
	IMI PLC	Machinery	952	14,423
	Imperial Brands PLC	Tobacco	3,325	113,156
	Inchcape PLC	Distributors	1,484	14,385
	Informa PLC	Media	2,926	29,496
	Inmarsat PLC	Diversified Telecommunication Services	1,582	8,036
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	665	39,815
	International Consolidated Airlines Group SA	Airlines	3,647	31,443
	Intertek Group PLC	Professional Services	567	37,065
	Intu Properties PLC	Equity Real Estate Investment Trusts (REITs)	3,094	9,015
	ITV PLC	Media	13,258	26,809
	J Sainsbury PLC	Food & Staples Retailing	5,712	19,135
	John Wood Group PLC	Energy Equipment & Services	2,331	17,658
	Johnson Matthey PLC	Chemicals	672	28,676
a	Just Eat PLC	Internet Software & Services	2,044	20,025
a	KAZ Minerals PLC	Metals & Mining	812	9,771
	Kingfisher PLC	Specialty Retail	7,665	31,451
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	2,527	33,219
	Legal & General Group PLC	Insurance	20,237	73,185
	Lloyds Banking Group PLC	Banks	249,424	226,240
	London Stock Exchange Group PLC	Capital Markets	1,106	64,015
	Marks & Spencer Group PLC	Multiline Retail	5,684	21,544
	Mediclinic International PLC	Health Care Providers & Services	1,351	11,390
	Meggitt PLC	Aerospace & Defense	2,751	16,664
	Melrose Industries PLC	Electrical Equipment	6,363	20,619
	Merlin Entertainments PLC	Hotels, Restaurants & Leisure	2,457	11,946
	Micro Focus International PLC	Software	1,519	21,027
	Mondi PLC	Paper & Forest Products	1,302	34,976
	National Grid PLC	Multi-Utilities	11,858	133,441
	Next PLC	Multiline Retail	490	32,712
	Old Mutual PLC	Insurance	16,828	56,490
	Pearson PLC	Media	2,681	28,169
	Pennon Group PLC	Water Utilities	1,512	13,647
	Persimmon PLC	Household Durables	1,099	39,004
	Prudential PLC	Insurance	9,044	225,637
	Randgold Resources Ltd.	Metals & Mining	329	27,147
	Reckitt Benckiser Group PLC	Household Products	2,177	184,272
	Relx NV	Professional Services	3,122	64,620
	RELX PLC	Professional Services	3,591	73,799
	Rentokil Initial PLC	Commercial Services & Supplies	6,510	24,812
	Rightmove PLC	Internet Software & Services	329	20,062
	Rio Tinto PLC	Metals & Mining	4,060	205,660
a	Rolls-Royce Holdings PLC	Aerospace & Defense	5,761	70,439
a	Royal Bank of Scotland Group PLC	Banks	11,172	40,559
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	16,277	509,983
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	13,111	418,788
	Royal Mail PLC	Air Freight & Logistics	3,185	24,162
	RPC Group PLC	Containers & Packaging	1,449	15,717
	RSA Insurance Group PLC	Insurance	3,626	32,045
	Schroders PLC	Capital Markets	406	18,180
	Segro PLC	Equity Real Estate Investment Trusts (REITs)	3,521	29,695
	Severn Trent PLC	Water Utilities	847	21,910
	Shire PLC	Biotechnology	3,101	155,320
	Sky PLC	Media	3,626	65,998
	Smith & Nephew PLC	Health Care Equipment & Supplies	3,038	56,723
	Smiths Group PLC	Industrial Conglomerates	1,414	30,021
	Spirax-Sarco Engineering PLC	Machinery	224	18,084

libertyshares.com	Annual Report	161

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	SSE PLC	Electric Utilities	3,549	$63,526
	St. James’s Place Capital PLC	Capital Markets	1,806	27,526
	Standard Chartered PLC	Banks	9,366	93,639
	Standard Life Aberdeen PLC	Diversified Financial Services	9,583	48,355
	Tate & Lyle PLC	Food Products	1,659	12,674
	Taylor Wimpey PLC	Household Durables	11,200	29,003
	TechnipFMC PLC	Energy Equipment & Services	1,596	46,382
	Tesco PLC	Food & Staples Retailing	33,397	96,463
	The Berkeley Group Holdings PLC	Household Durables	448	23,812
	The Sage Group PLC	Software	3,857	34,585
	Travis Perkins PLC	Trading Companies & Distributors	896	15,510
	Unilever NV, IDR	Personal Products	5,243	295,775
	Unilever PLC	Personal Products	4,046	224,503
	United Utilities Group PLC	Water Utilities	2,443	24,517
	Vodafone Group PLC	Wireless Telecommunication Services	93,086	253,614
	Weir Group PLC	Machinery	784	21,935
	Whitbread PLC	Hotels, Restaurants & Leisure	644	33,426
	William Hill PLC	Hotels, Restaurants & Leisure	3,003	13,914
	William Morrison Supermarkets PLC	Food & Staples Retailing	7,637	22,873
	WPP PLC	Media	4,340	68,948

				9,370,890

	United States 0.1%
	Carnival PLC	Hotels, Restaurants & Leisure	602	38,677

	Total Common Stocks (Cost $33,653,790)			32,776,162

	Preferred Stocks 1.0%
	Germany 0.9%
e	Bayerische Motoren Werke AG (BMW), 4.622%, pfd.	Automobiles	203	19,012
e	Fuchs Petrolub SE, 2.018%, pfd.	Chemicals	252	13,668
e	Henkel AG & Co. KGaA, 1.516%, pfd.	Household Products	609	80,028
e	Porsche Automobil Holding SE, 1.496%, pfd.	Automobiles	546	45,326
e	RWE AG, 0.784%, pfd.	Multi-Utilities	133	2,712
e	Sartorius AG, 0.405%, pfd.	Health Care Equipment & Supplies	119	16,611
e	Volkswagen AG, 1.276%, pfd.	Automobiles	616	122,259

				299,616

	Spain 0.1%
e	Grifols SA, 1.887%, B, pfd.	Biotechnology	896	19,042

	Total Preferred Stocks (Cost $320,148)			318,658

	Total Investments (Cost $33,973,938) 99.0%			33,094,820
	Other Assets, less Liabilities 1.0%			333,058

	Net Assets 100.0%			$33,427,878

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $112,530, representing 0.3% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $54,714, representing 0.2% of net assets.

eVariable rate security. The rate shown represents the yield at period end.

162	Annual Report	libertyshares.com

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STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	5,789,113	$955,205	4/04/18	$—	$(48)
Danish Krone	BOFA	Sell	5,789,113	950,681	4/04/18	—	(4,476)
Euro	BOFA	Buy	14,139,909	17,390,476	4/04/18	—	(503)
Euro	BOFA	Sell	14,139,909	17,286,356	4/04/18	—	(103,618)
Great British Pound	BOFA	Buy	6,902,872	9,683,639	4/04/18	—	(290)
Great British Pound	BOFA	Sell	6,902,872	9,523,875	4/04/18	—	(159,474)
Norwegian Krone	BOFA	Buy	2,861,557	364,504	4/04/18	—	(18)
Norwegian Krone	BOFA	Sell	2,861,557	363,169	4/04/18	—	(1,316)
Swedish Krona	BOFA	Buy	12,368,932	1,476,996	4/04/18	—	(74)
Swedish Krona	BOFA	Sell	12,368,932	1,496,522	4/04/18	19,599	—
Swiss Franc	MSCO	Buy	4,065,220	4,245,430	4/04/18	—	(212)
Swiss Franc	MSCO	Sell	4,065,220	4,314,239	4/04/18	69,021	—
Danish Krone	BOFA	Sell	5,586,067	923,531	5/02/18	32	—
Euro	BOFA	Sell	13,741,729	16,932,641	5/03/18	—	(2,556)
Great British Pound	BOFA	Sell	6,674,684	9,373,646	5/03/18	—	(1,147)
Norwegian Krone	BOFA	Sell	2,792,651	356,036	5/03/18	14	—
Swedish Krona	BOFA	Sell	11,762,321	1,407,426	5/03/18	66	—
Swiss Franc	MSCO	Sell	3,975,567	4,161,450	5/03/18	31	—

Total Forward Exchange Contracts						$88,763	$(273,732)

Net unrealized appreciation (depreciation)							$(184,969)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Euro STOXX 50 Index	Long	7	$282,460	6/15/18	$(1,912)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 250.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE France ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.32

Income from investment operations[b]:

Net investment income[c]	0.08

Net realized and unrealized gains (losses)	(0.01)

Total from investment operations	0.07

Less distributions from net investment income	(0.06)

Net asset value, end of year	$25.33

Total return[d]	0.26%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	0.78%

Supplemental data

Net assets, end of year (000’s)	$2,533

Portfolio turnover rate[f]	1.90%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

164	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE France ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	France 97.3%
	Accor SA	Hotels, Restaurants & Leisure	331	$17,850
	Aeroports de Paris SA	Transportation Infrastructure	47	10,231
a	Air France-KLM	Airlines	350	3,878
	Air Liquide SA	Chemicals	691	84,541
	Airbus SE	Aerospace & Defense	901	103,939
a,b	ALD SA, 144A	Road & Rail	133	2,161
	Alstom SA	Machinery	251	11,301
	Amundi SA	Capital Markets	81	6,501
	Arkema SA	Chemicals	117	15,253
	Atos SE	IT Services	150	20,495
	AXA SA	Insurance	3,107	82,537
	Biomerieux	Health Care Equipment & Supplies	68	5,603
	BNP Paribas SA	Banks	1,774	131,276
	Bollore	Air Freight & Logistics	1,615	8,600
	Bouygues SA	Construction & Engineering	334	16,722
	Bureau Veritas SA	Professional Services	420	10,904
	Capgemini SE	IT Services	254	31,613
	Carrefour SA	Food & Staples Retailing	908	18,816
	Casino Guichard-Perrachon SA	Food & Staples Retailing	97	4,749
	Cie Generale des Etablissements Michelin SCA	Auto Components	290	42,763
	CNP Assurances	Insurance	262	6,606
	Compagnie de Saint-Gobain	Building Products	818	43,118
	Credit Agricole SA	Banks	1,873	30,418
	Danone SA	Food Products	965	78,009
	Dassault Aviation SA	Aerospace & Defense	4	7,630
	Dassault Systemes	Software	212	28,784
	Edenred	Commercial Services & Supplies	382	13,267
	EDF SA	Electric Utilities	830	12,004
	Eiffage SA	Construction & Engineering	122	13,876
	Elior Group SA	Hotels, Restaurants & Leisure	216	4,691
	Elis SA	Commercial Services & Supplies	310	7,663
	Engie SA	Multi-Utilities	2,788	46,478
	Essilor International Cie Generale d’Optique SA	Health Care Equipment & Supplies	335	45,155
	Eurazeo SA	Diversified Financial Services	72	6,619
	Eutelsat Communications SA	Media	288	5,703
	Faurecia SA	Auto Components	120	9,699
	Fonciere Des Regions	Equity Real Estate Investment Trusts (REITs)	66	7,277
	Gecina SA	Equity Real Estate Investment Trusts (REITs)	77	13,362
	Getlink SE	Transportation Infrastructure	748	10,671
	Hermes International	Textiles, Apparel & Luxury Goods	51	30,201
	ICADE	Equity Real Estate Investment Trusts (REITs)	59	5,725
	Iliad SA	Diversified Telecommunication Services	40	8,265
	Imerys SA	Construction Materials	60	5,822
	Ingenico Group SA	Electronic Equipment, Instruments & Components	92	7,454
	Ipsen SA	Pharmaceuticals	56	8,688
	JCDecaux SA	Media	119	4,136
	Kering SA	Textiles, Apparel & Luxury Goods	122	58,336
	Klepierre SA	Equity Real Estate Investment Trusts (REITs)	338	13,614
	L’Oreal SA	Personal Products	396	89,295
	Lagardere SCA	Media	194	5,535
	Legrand SA	Electrical Equipment	437	34,235
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	409	125,853
	Natixis SA	Capital Markets	1,363	11,161
	Orange SA	Diversified Telecommunication Services	3,168	53,709
	Orpea	Health Care Providers & Services	74	9,397

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE France ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Pernod Ricard SA	Beverages	348	$57,885
	Peugeot SA	Automobiles	726	17,456
	Plastic Omnium SA	Auto Components	91	4,354
	Publicis Groupe	Media	337	23,450
	Remy Cointreau SA	Beverages	41	5,839
	Renault SA	Automobiles	303	36,706
	Rexel SA	Trading Companies & Distributors	501	8,472
	Rubis SCA	Gas Utilities	133	9,593
	Safran SA	Aerospace & Defense	480	50,756
	Sanofi	Pharmaceuticals	1,796	144,302
	Sartorius Stedim Biotech	Health Care Equipment & Supplies	39	3,523
	Schneider Electric SE	Electrical Equipment	870	76,332
	SCOR SE	Insurance	257	10,513
	SEB SA	Household Durables	45	8,589
	Societe BIC SA	Commercial Services & Supplies	44	4,375
	Societe Generale SA	Banks	1,205	65,444
	Sodexo SA	Hotels, Restaurants & Leisure	147	14,807
	Teleperformance	Professional Services	94	14,566
	Thales SA	Aerospace & Defense	164	19,956
	Total SA	Oil, Gas & Consumable Fuels	3,664	207,870
a	UbiSoft Entertainment SA	Software	141	11,882
	Valeo SA	Auto Components	392	25,860
	Veolia Environnement SA	Multi-Utilities	843	19,953
	Vinci SA	Construction & Engineering	765	75,173
	Vivendi SA	Media	1,753	45,275
	Wendel SA	Diversified Financial Services	46	7,168
a,c	Worldline SA, Reg S	IT Services	65	3,298

				2,465,586

	Luxembourg 0.7%
	Eurofins Scientific SE	Life Sciences Tools & Services	17	8,970
	SES SA, IDR	Media	585	7,903

				16,873

	Switzerland 0.9%
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	1,028	22,738

	United Kingdom 0.9%
	TechnipFMC PLC	Energy Equipment & Services	753	21,883

	Total Investments (Cost $2,528,103) 99.8%			2,527,080
	Other Assets, less Liabilities 0.2%			5,969

	Net Assets 100.0%			$2,533,049

See Abbreviations on page 250.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the value of this security was $2,161, representing 0.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the value of this security was $3,298, representing 0.1% of net assets.

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Financial Highlights

Franklin FTSE Germany ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.55

Income from investment operations[b]:

Net investment income[c]	0.05

Net realized and unrealized gains (losses)	(1.00)

Total from investment operations	(0.95)

Net asset value, end of year	$24.60

Total return[d]	(3.72)%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	0.52%

Supplemental data

Net assets, end of year (000’s)	$2,460

Portfolio turnover rate[f]	1.75%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	167

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Germany ETF

		Industry	Shares	Value
	Common Stocks 93.9%
	Germany 93.2%
	1&1 Drillisch AG	Wireless Telecommunication Services	76	$5,117
	Adidas AG	Textiles, Apparel & Luxury Goods	336	81,262
	Allianz SE	Insurance	743	167,587
	Axel Springer SE	Media	77	6,440
	BASF SE	Chemicals	1,554	157,616
	Bayer AG	Pharmaceuticals	1,406	158,721
	Bayerische Motoren Werke AG	Automobiles	546	59,193
	Beiersdorf AG	Personal Products	169	19,126
	Brenntag AG	Trading Companies & Distributors	267	15,860
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	37	2,359
	CECONOMY AG	Specialty Retail	281	3,231
a	Commerzbank AG	Banks	1,768	22,927
	Continental AG	Auto Components	184	50,757
b	Covestro AG, 144A	Chemicals	258	25,340
	Daimler AG	Automobiles	1,637	138,855
a	Delivery Hero AG	Internet Software & Services	178	8,603
	Deutsche Bank AG	Capital Markets	3,168	44,128
	Deutsche Boerse AG	Capital Markets	320	43,527
	Deutsche Lufthansa AG	Airlines	399	12,729
	Deutsche Post AG	Air Freight & Logistics	1,646	71,904
	Deutsche Telekom AG	Diversified Telecommunication Services	5,483	89,348
	Deutsche Wohnen SE	Real Estate Management & Development	604	28,153
	E.ON SE	Multi-Utilities	3,513	38,971
	Evonik Industries AG	Chemicals	260	9,158
	Fielmann AG	Specialty Retail	41	3,313
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	62	6,108
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	362	36,943
	Fresenius SE and Co. KGaA	Health Care Providers & Services	691	52,740
	Fuchs Petrolub SE	Chemicals	59	3,000
	GEA Group AG	Machinery	289	12,280
	Hannover Rueck SE	Insurance	102	13,912
a	Hapag-Lloyd AG	Marine	60	2,339
	HeidelbergCement AG	Construction Materials	254	24,922
	Hella GmbH & Co. KGaA	Auto Components	78	5,123
	Henkel AG & Co. KGaA	Household Products	200	25,163
	Hochtief AG	Construction & Engineering	34	6,343
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	111	9,660
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	1,928	51,549
	innogy SE	Multi-Utilities	218	10,314
	K+S AG	Chemicals	334	9,628
	KION Group AG	Machinery	120	11,178
	Lanxess AG	Chemicals	158	12,086
	LEG Immobilien AG	Real Estate Management & Development	110	12,357
	Linde AG	Chemicals	322	64,550
	MAN SE	Machinery	61	7,108
	Merck KGaA	Pharmaceuticals	219	20,981
	METRO AG	Food & Staples Retailing	298	5,274
	MTU Aero Engines AG	Aerospace & Defense	87	14,637
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	234	54,348
	Osram Licht AG	Electrical Equipment	163	11,980
	ProSiebenSat.1 Media SE	Media	391	13,551
	Puma SE	Textiles, Apparel & Luxury Goods	3	1,463
	Rational AG	Machinery	6	3,771
	Rheinmetall AG	Industrial Conglomerates	72	10,214
a	RWE AG	Multi-Utilities	704	17,368
	SAP SE	Software	1,544	161,349

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Germany ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Siemens AG	Industrial Conglomerates	1,291	$164,363
a	Siemens Healthineers AG	Health Care Equipment & Supplies	225	9,242
	Stada Arzneimittel AG	Pharmaceuticals	37	3,806
	Suedzucker AG	Food Products	140	2,374
	Symrise AG	Chemicals	209	16,800
a	Talanx AG	Insurance	68	2,955
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,156	5,425
	thyssenkrupp AG	Metals & Mining	795	20,718
	Uniper SE	Independent Power and Renewable Electricity Producers	339	10,319
	United Internet AG	Internet Software & Services	198	12,443
	Volkswagen AG	Automobiles	49	9,799
	Vonovia SE	Real Estate Management & Development	827	40,938
	Wacker Chemie AG	Chemicals	26	4,264
	Wirecard AG	IT Services	194	22,886
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	177	9,639

				2,292,435

	Luxembourg 0.2%
	RTL Group SA	Media	67	5,558

	Netherlands 0.5%
a	QIAGEN NV	Life Sciences Tools & Services	381	12,300

	Total Common Stocks (Cost $2,412,604)			2,310,293

	Preferred Stocks 6.0%
	Germany 6.0%
c	Bayerische Motoren Werke AG (BMW), 4.622%, pfd.	Automobiles	94	8,803
c	Fuchs Petrolub SE, 2.018%, pfd.	Chemicals	120	6,508
c	Henkel AG & Co. KGaA, 1.516%, pfd.	Household Products	297	39,029
c	Porsche Automobil Holding SE, 1.496%, pfd.	Automobiles	261	21,667
c	RWE AG, 0.784%, pfd.	Multi-Utilities	57	1,162
c	Sartorius AG, 0.405%, pfd.	Health Care Equipment & Supplies	59	8,236
c	Volkswagen AG, 1.276%, pfd.	Automobiles	311	61,725

	Total Preferred Stocks (Cost $143,173)			147,130

	Total Investments (Cost $2,555,777) 99.9%			2,457,423
	Other Assets, less Liabilities 0.1%			2,566

	Net Assets 100.0%			$2,459,989

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $34,979, representing 1.4% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	169

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Hong Kong ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.30

Income from investment operations[b]:

Net investment income[c]	0.16

Net realized and unrealized gains (losses)	0.78

Total from investment operations	0.94

Less distributions from net investment income	(0.07)

Net asset value, end of year	$26.17

Total return[d]	3.70%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	1.49%

Supplemental data

Net assets, end of year (000’s)	$7,852

Portfolio turnover rate[f]	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

170	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Hong Kong ETF

		Industry		Shares	Value
	Common Stocks 99.7%
	China 7.7%
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components		9,000	$162,379
	China Mengniu Dairy Co. Ltd.	Food Products		35,000	119,962
	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure		34,000	12,043
	Foxconn International Holdings Ltd.	Electronic Equipment, Instruments & Components		39,000	8,448
	Guotai Junan International holdings Ltd.	Capital Markets		41,000	11,806
	Minth Group Ltd.	Auto Components		10,000	45,551
	Nexteer Automotive Group Ltd.	Auto Components		11,000	16,567
a	Semiconductor Manufacturing International Corp.	Semiconductors & Semiconductor Equipment		39,000	50,984
	Shougang Fushan Resources Group Ltd.	Metals & Mining		48,000	12,232
	Shui On Land Ltd.	Real Estate Management & Development		45,500	12,349
	Tingyi Cayman Islands Holding Corp.	Food Products		24,000	49,784
a	Towngas China Co. Ltd.	Gas Utilities		14,000	12,184
	Uni-President China Holdings Ltd.	Food Products		15,000	12,977
	Want Want China Holdings Ltd.	Food Products		73,000	58,506
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment		42,000	16,964

					602,736

	Hong Kong 90.1%
	AIA Group Ltd.	Insurance		160,200	1,355,361
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		4,100	57,256
	BOC Hong Kong (Holdings) Ltd.	Banks		47,500	231,197
	Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure		4,000	9,989
a	Cathay Pacific Airways Ltd.	Airlines		8,000	13,802
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	26,000	18,519
a	China Oceanwide Holdings Ltd.	Real Estate Management & Development		70,000	4,415
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail		14,000	15,947
	CK Asset Holdings Ltd.	Real Estate Management & Development		35,500	297,857
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		35,500	424,735
	CK Infrastructure Holdings Ltd.	Electric Utilities		8,000	65,390
	CLP Holdings Ltd.	Electric Utilities		22,000	223,972
	Dah Sing Banking Group Ltd.	Banks		5,200	11,343
	Dah Sing Financial Group	Banks		2,000	12,640
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing		3,900	31,005
a	Esprit Holdings Ltd.	Specialty Retail		24,000	8,165
	First Pacific Co. Ltd.	Diversified Financial Services		30,000	16,322
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		28,000	254,195
	Great Eagle Holdings Ltd.	Real Estate Management & Development		4,000	20,285
	Hang Lung Group Ltd.	Real Estate Management & Development		12,000	39,219
	Hang Lung Properties Ltd.	Real Estate Management & Development		27,000	62,888
	Hang Seng Bank Ltd.	Banks		9,600	222,132
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		14,000	91,154
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		108,000	221,826
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		16,500	536,524
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		15,400	106,106
	Hopewell Highway Infrastructure Ltd.	Transportation Infrastructure		12,000	7,324
	Hopewell Holdings Ltd.	Industrial Conglomerates		7,500	28,621
	Huabao International Holdings Ltd.	Chemicals		11,000	7,288
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Diversified Telecommunication Services		18,000	6,330
	Hysan Development Co. Ltd.	Real Estate Management & Development		8,000	42,302
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		2,800	172,536
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates		2,400	92,016
	Johnson Electric Holdings Ltd.	Electrical Equipment		4,500	16,886
	Kerry Logistics Network Ltd.	Air Freight & Logistics		7,500	11,085
	Kerry Properties Ltd.	Real Estate Management & Development		7,500	33,781
	Li & Fung Ltd.	Textiles, Apparel & Luxury Goods		76,000	37,185
	Lifestyle International Holdings Ltd.	Multiline Retail		6,500	10,651
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	29,000	247,570
	Melco International Development Ltd.	Hotels, Restaurants & Leisure		11,000	31,956

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Hong Kong ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	$25,802
	MTR Corp. Ltd.	Road & Rail	18,500	99,474
	New World Development Co. Ltd.	Real Estate Management & Development	75,000	105,883
	NWS Holdings Ltd.	Industrial Conglomerates	18,000	32,659
	Orient Overseas International Ltd.	Marine	2,500	22,616
	PCCW Ltd.	Diversified Telecommunication Services	55,000	31,816
	Power Assets Holdings Ltd.	Electric Utilities	17,500	155,973
	Sa Sa International Holdings Ltd.	Specialty Retail	14,200	7,346
	Samsonite International SA	Textiles, Apparel & Luxury Goods	16,800	76,419
	Sands China Ltd.	Hotels, Restaurants & Leisure	31,600	169,912
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	14,000	28,184
	Shun Tak Holdings Ltd.	Industrial Conglomerates	24,000	9,908
	Sino Land Co. Ltd.	Real Estate Management & Development	40,000	64,727
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	25,000	21,724
	Sun Art Retail Group Ltd.	Food & Staples Retailing	29,000	33,736
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	19,000	300,192
	Swire Pacific Ltd., A	Real Estate Management & Development	6,500	65,552
	Swire Pacific Ltd., B	Real Estate Management & Development	12,500	21,406
	Swire Properties Ltd.	Real Estate Management & Development	14,000	49,055
	Taifook Securities Group Ltd.	Capital Markets	30,000	17,469
	Techtronic Industries Co. Ltd.	Household Durables	16,500	96,183
	Television Broadcasts Ltd.	Media	3,800	12,589
	The Bank of East Asia Ltd.	Banks	16,000	63,810
	The Wharf Holdings Ltd.	Real Estate Management & Development	16,000	54,942
	VTech Holdings Ltd.	Communications Equipment	2,100	26,517
b	WH Group Ltd., Reg S	Food Products	110,500	117,704
a	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	16,000	104,175
	Wheelock and Co. Ltd.	Real Estate Management & Development	11,000	80,380
	Xinyi Glass Holdings Ltd.	Auto Components	26,000	39,158
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	9,500	37,706

				7,070,792

	Italy 0.4%
	Prada SpA	Textiles, Apparel & Luxury Goods	6,800	31,408

	Luxembourg 0.1%
	L’Occitane International SA	Specialty Retail	6,000	11,085

	Macau 0.9%
a	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	21,000	3,077
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	19,200	69,600

				72,677

	Russia 0.2%
	United Co. RUSAL PLC	Metals & Mining	28,000	16,946

	Singapore 0.2%
	BOC Aviation Ltd.	Trading Companies & Distributors	2,900	17,238

	Taiwan 0.1%
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	13,000	5,947

	Total Investments (Cost $7,588,352) 99.7%			7,828,829
	Other Assets, less Liabilities 0.3%			23,305

	Net Assets 100.0%			$7,852,134

See Abbreviations on page 250.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the value of this security was $117,704, representing 1.5% of net assets.

172	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE India ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.72

Income from investment operations[b]:

Net investment income[c]	0.09

Net realized and unrealized gains (losses)	(1.07)

Total from investment operations	(0.98)

Net asset value, end of year	$22.74

Total return[d]	(4.13)%

Ratios to average net assets[e]

Total expenses	0.19%

Net investment income	2.78%

Supplemental data

Net assets, end of year (000’s)	$2,274

Portfolio turnover rate[f]	1.59%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	173

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE India ETF

		Industry	Shares	Value

	Common Stocks 99.7%
	India 99.7%
	ABB India Ltd.	Electrical Equipment	227	$4,506
	ACC Ltd.	Construction Materials	202	4,669
	Adani Enterprises Ltd.	Trading Companies & Distributors	1,180	2,830
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	3,678	19,968
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers	4,139	1,504
	Ambuja Cements Ltd.	Construction Materials	3,463	12,369
	Ashok Leyland Ltd.	Machinery	5,235	11,674
	Asian Paints Ltd.	Chemicals	1,287	22,109
	Aurobindo Pharma Ltd.	Pharmaceuticals	1,185	10,135
a	Avenue Supermarts Ltd.	Food & Staples Retailing	295	5,992
	Axis Bank Ltd.	Banks	7,952	62,241
	Bajaj Auto Ltd.	Automobiles	388	16,328
	Bajaj Finance Ltd.	Consumer Finance	765	20,732
	Bajaj Finserv Ltd.	Diversified Financial Services	171	13,559
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	119	4,861
	Bank of Baroda	Banks	2,061	4,497
a	Bank of India	Banks	1,059	1,681
	Berger Paints India Ltd.	Chemicals	1,042	4,101
	Bharat Electronics Ltd.	Aerospace & Defense	2,637	5,719
	Bharat Forge Ltd.	Auto Components	833	8,936
	Bharat Heavy Electricals Ltd.	Electrical Equipment	3,940	4,914
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	4,427	29,014
	Bharti Airtel Ltd.	Wireless Telecommunication Services	5,672	34,673
	Bharti Infratel Ltd.	Diversified Telecommunication Services	3,845	19,817
	Biocon Ltd.	Biotechnology	638	5,810
	Bosch Ltd.	Auto Components	32	8,840
	Britannia Industries Ltd.	Food Products	129	9,831
	Cadila Healthcare Ltd.	Pharmaceuticals	1,099	6,367
	Canara Bank Ltd.	Banks	534	2,161
	Castrol India Ltd.	Chemicals	1,062	3,336
a	CG Power and Industrial Solutions Ltd.	Electrical Equipment	1,839	2,188
	Cipla Ltd.	Pharmaceuticals	1,445	12,085
	Coal India Ltd.	Oil, Gas & Consumable Fuels	5,660	24,585
	Colgate-Palmolive India Ltd.	Personal Products	292	4,732
	Container Corp. of India Ltd.	Road & Rail	371	7,082
	Cummins India Ltd.	Machinery	297	3,189
	Dabur India Ltd.	Personal Products	2,363	11,898
	Dalmia Bharat Ltd.	Construction Materials	93	4,098
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	356	5,951
	DLF Ltd.	Real Estate Management & Development	1,884	5,813
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	363	11,580
	Eicher Motors Ltd.	Machinery	59	25,666
	Emami Ltd.	Personal Products	244	3,999
	Exide Industries Ltd.	Auto Components	912	3,116
	GAIL India Ltd.	Gas Utilities	2,420	12,191
	GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	45	4,209
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	618	4,987
a	GMR Infrastructure Ltd.	Construction & Engineering	9,447	2,441
	Godrej Consumer Products Ltd.	Personal Products	1,101	18,462
	Godrej Industries Ltd.	Chemicals	314	2,647
	Grasim Industries Ltd.	Construction Materials	1,430	23,041
	Great Eastern Shipping Co. Ltd.	Oil, Gas & Consumable Fuels	222	1,124
	Havell’s India Ltd.	Electrical Equipment	1,072	8,018
	HCL Technologies Ltd.	IT Services	2,338	34,721
	Hero Motocorp Ltd.	Automobiles	434	23,575
	Hindalco Industries Ltd.	Metals & Mining	4,013	13,201
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,726	14,413

174	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE India ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	India (continued)
	Hindustan Unilever Ltd.	Household Products	3,143	$64,253
	Hindustan Zinc Ltd.	Metals & Mining	1,047	4,825
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	7,050	197,334
	ICICI Bank Ltd.	Banks	2,564	10,943
b	ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	400	4,869
b	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	1,152	6,864
a	IDBI Bank Ltd.	Banks	2,363	2,616
a	Idea Cellular Ltd.	Wireless Telecommunication Services	6,977	8,119
	IDFC Bank Ltd.	Banks	5,975	4,338
	IDFC Ltd.	Diversified Financial Services	842	629
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,438	27,279
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	9,810	26,562
	IndusInd Bank Ltd.	Banks	238	6,557
	Infosys Ltd.	IT Services	7,968	138,270
b	InterGlobe Aviation Ltd., Reg S	Airlines	426	8,429
	ITC Ltd.	Tobacco	12,937	50,680
a	Jindal Steel & Power Ltd.	Metals & Mining	1,637	5,499
	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers	1,707	1,905
	JSW Steel Ltd.	Metals & Mining	5,250	23,195
	Kansai Nerolac Paints Ltd.	Chemicals	578	4,482
	L&T Finance Holdings Ltd.	Diversified Financial Services	1,955	4,709
	Larsen & Toubro Ltd.	Construction & Engineering	1,494	30,028
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	1,106	9,062
	Lupin Ltd.	Pharmaceuticals	990	11,169
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	1,313	9,326
	Mahindra & Mahindra Ltd.	Automobiles	2,722	30,838
	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	895	1,507
	Marico Ltd.	Personal Products	2,020	10,098
	Maruti Suzuki India Ltd.	Automobiles	536	72,822
	Motherson Sumi Systems Ltd.	Auto Components	2,824	13,464
	Mphasis Ltd.	IT Services	341	4,380
	MRF Ltd.	Auto Components	5	5,559
	Nestle India Ltd.	Food Products	104	13,081
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	11,010	4,676
	NMDC Ltd.	Metals & Mining	3,395	6,171
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	8,869	23,076
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	13,684	37,304
	Oil India Ltd.	Oil, Gas & Consumable Fuels	1,218	4,040
	Oracle Financial Services Software Ltd.	Software	95	5,455
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	22	7,652
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	993	3,516
	Pidilite Industries Ltd.	Chemicals	550	7,740
	Piramal Enterprises Ltd.	Pharmaceuticals	376	14,025
	Power Finance Corp., Ltd.	Diversified Financial Services	2,833	3,720
	Power Grid Corp. of India Ltd.	Electric Utilities	3,435	10,178
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	621	7,042
	Reliance Capital Ltd.	Diversified Financial Services	552	3,583
a	Reliance Communications Ltd.	Wireless Telecommunication Services	4,580	1,527
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	13,771	186,374
	Reliance Infrastructure Ltd.	Electric Utilities	576	3,775
a	Reliance Power Ltd.	Independent Power and Renewable Electricity Producers	2,456	1,359
	Rural Electrification Corp. Ltd.	Diversified Financial Services	2,932	5,606
	Shree Cement Ltd.	Construction Materials	37	9,188
	Shriram Transport Finance Co. Ltd.	Consumer Finance	750	16,554

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

		Industry	Shares	Value

	Common Stocks (continued)
	India (continued)
	Siemens Ltd.	Industrial Conglomerates	382	$6,284
	State Bank of India	Banks	7,661	29,353
a	Steel Authority of India Ltd.	Metals & Mining	4,433	4,771
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,827	36,642
	Sun TV Network Ltd.	Media	376	4,892
	Tata Communications Ltd.	Diversified Telecommunication Services	304	2,891
	Tata Consultancy Services Ltd.	IT Services	2,039	89,072
a	Tata Motors Ltd., A	Automobiles	1,705	4,792
a	Tata Motors Ltd.	Automobiles	4,478	22,441
	Tata Power Co. Ltd.	Electric Utilities	4,233	5,127
	Tata Steel Ltd.	Metals & Mining	1,209	10,585
	Tech Mahindra Ltd.	IT Services	2,097	20,535
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,389	20,068
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	181	3,468
	Torrent Power Ltd.	Electric Utilities	516	1,814
	UltraTech Cement Ltd.	Construction Materials	369	22,348
a	Union Bank of India Ltd.	Banks	765	1,103
	United Breweries Ltd.	Beverages	298	4,331
a	United Spirits Ltd.	Beverages	266	12,764
	UPL Ltd.	Chemicals	1,592	17,825
	Vakrangee Software Ltd.	IT Services	2,297	7,796
	Vedanta Ltd.	Metals & Mining	7,417	31,597
	Wipro Ltd.	IT Services	4,829	20,816
a	Wockhardt Ltd.	Pharmaceuticals	130	1,448
	Yes Bank Ltd.	Banks	7,493	35,023
	Zee Entertainment Enterprises Ltd.	Media	2,371	20,921

	Total Investments (Cost $2,375,206) 99.7%			2,267,145
	Other Assets, less Liabilities 0.3%			6,843

	Net Assets 100.0%			$2,273,988

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $20,162, representing 0.9% of net assets.

176	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

Franklin FTSE India ETF (continued)

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Italy ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.51

Income from investment operations[b]:

Net investment income[c]	0.11

Net realized and unrealized gains (losses)	0.70

Total from investment operations	0.81

Less distributions from net investment income	(0.05)

Net asset value, end of year	$26.27

Total return[d]	3.19%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	1.01%

Supplemental data

Net assets, end of year (000’s)	$2,627

Portfolio turnover rate[f]	3.09%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	177

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Italy ETF

		Industry	Shares	Value

	Common Stocks 99.9%
	Italy 90.4%
	A2A SpA	Multi-Utilities	11,714	$22,395
	Assicurazioni Generali SpA	Insurance	8,122	156,076
	Atlantia SpA	Transportation Infrastructure	3,034	93,844
	Banca Mediolanum SpA	Diversified Financial Services	1,902	16,561
a	Banco BPM SpA	Banks	11,546	40,001
	Buzzi Unicem SpA	Construction Materials	566	13,233
	Buzzi Unicem SpA, di Risp	Construction Materials	298	4,097
	Davide Campari-Milano SpA	Beverages	4,234	32,024
	Enel SpA	Electric Utilities	46,172	282,220
	Eni SpA	Oil, Gas & Consumable Fuels	14,976	263,160
	Ferrari NV	Automobiles	756	90,689
	FinecoBank Banca Fineco SpA	Banks	2,946	35,391
	Intesa Sanpaolo SpA	Banks	80,220	291,388
	Intesa Sanpaolo SpA, di Risp	Banks	5,352	20,260
	Italgas Reti SpA	Gas Utilities	3,656	21,834
	Leonardo SpA	Aerospace & Defense	2,076	23,944
	Luxottica Group SpA	Textiles, Apparel & Luxury Goods	1,144	71,051
a	Mediaset SpA	Media	2,668	10,211
	Mediobanca Banca di Credito Finanziario SpA	Banks	4,404	51,714
	Moncler SpA	Textiles, Apparel & Luxury Goods	1,234	46,895
	Parmalat SpA	Food Products	1,416	5,216
a	Pirelli & C SpA	Auto Components	2,916	25,821
b	Poste Italiane SpA, Reg S	Insurance	3,474	31,702
	Prysmian SpA	Electrical Equipment	1,618	50,742
	Recordati SpA	Pharmaceuticals	760	28,022
a	Saipem SpA	Energy Equipment & Services	4,408	17,250
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	328	9,044
	Snam SpA	Oil, Gas & Consumable Fuels	16,892	77,552
a	Telecom Italia SpA	Diversified Telecommunication Services	68,660	65,104
	Telecom Italia SpA, di Risp	Diversified Telecommunication Services	33,244	27,655
	Tenaris SA	Energy Equipment & Services	3,546	60,837
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	10,618	62,015
a	UniCredit SpA	Banks	13,260	277,037
	Unione di Banche Italiane SpA	Banks	7,494	34,202
	UnipolSai Assicurazioni SpA	Insurance	6,368	15,139

				2,374,326

	Netherlands 2.2%
	EXOR NV	Diversified Financial Services	814	57,783

	United Kingdom 7.3%
	CNH Industrial NV	Machinery	6,302	77,738
a	Fiat Chrysler Automobiles NV	Automobiles	5,698	115,641

				193,379

	Total Investments (Cost $2,554,100) 99.9%			2,625,488
	Other Assets, less Liabilities 0.1%			1,368

	Net Assets 100.0%			$2,626,856

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the value of this security was $31,702, representing 1.2% of net assets.

178	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.91

Income from investment operations[b]:

Net investment income[c]	0.44

Net realized and unrealized gains (losses)	0.37

Total from investment operations	0.81

Less distributions from net investment income	(0.03)

Net asset value, end of year	$26.69

Total return[d]	3.11%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	4.07%

Supplemental data

Net assets, end of year (000’s)	$96,082

Portfolio turnover rate[f]	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	179

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Japan ETF

		Industry	Shares	Value

	Common Stocks 99.1%
	Japan 99.1%
	ABC-Mart Inc.	Specialty Retail	600	$39,549
a	Acom Co. Ltd.	Consumer Finance	9,000	40,113
	Advantest Corp.	Semiconductors & Semiconductor Equipment	4,200	88,028
	AEON Co. Ltd.	Food & Staples Retailing	16,800	300,062
	AEON Financial Service Co. Ltd.	Consumer Finance	3,000	68,970
	AEON Mall Co. Ltd.	Real Estate Management & Development	3,000	62,906
	Aica Kogyo Co. Ltd.	Building Products	1,200	44,457
a	Aiful Corp.	Consumer Finance	7,200	23,831
	AIN Holdings Inc.	Food & Staples Retailing	600	44,852
	Air Water Inc.	Chemicals	3,600	70,274
	Aisin Seiki Co. Ltd.	Auto Components	4,200	228,265
	Ajinomoto Co. Inc.	Food Products	12,000	217,207
	Alfresa Holdings Corp.	Health Care Providers & Services	4,200	93,518
	Alps Electric Co. Ltd.	Electronic Equipment, Instruments & Components	4,800	117,709
	Amada Holdings Co. Ltd.	Machinery	7,800	94,759
	ANA Holdings Inc.	Airlines	3,000	116,164
	Aoyama Trading Co. Ltd.	Specialty Retail	1,200	47,278
	Aozora Bank Ltd.	Banks	2,400	95,571
a	Aplus Financial Co. Ltd.	Consumer Finance	2,400	2,550
	Ariake Japan Co. Ltd.	Food Products	600	48,068
	Asahi Glass Co. Ltd.	Building Products	4,800	198,815
	Asahi Group Holdings Ltd.	Beverages	9,000	479,577
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	2,400	95,120
	Asahi Kasei Corp.	Chemicals	30,000	394,640
	Asics Corp.	Textiles, Apparel & Luxury Goods	4,200	77,760
	ASKUL Corp.	Internet & Direct Marketing Retail	600	20,226
	Astellas Pharma Inc.	Pharmaceuticals	48,600	737,568
	Autobacs Seven Co. Ltd.	Specialty Retail	1,200	22,499
	Awa Bank Ltd.	Banks	6,000	38,477
	Azbil Corp.	Electronic Equipment, Instruments & Components	1,800	83,865
	Bandai Namco Holdings Inc.	Leisure Equipment & Products	4,800	157,743
	Benesse Holdings Inc.	Diversified Consumer Services	1,800	65,247
	BIC CAMERA Inc.	Specialty Retail	3,600	56,666
	Bridgestone Corp.	Auto Components	14,400	626,099
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	5,400	125,568
	Calbee Inc.	Food Products	1,800	59,577
	CANON Inc.	Technology Hardware, Storage & Peripherals	24,600	891,244
	Canon Marketing Japan Inc.	Distributors	1,200	32,429
	Capcom Co. Ltd.	Software	2,400	51,882
	Casio Computer Co. Ltd.	Household Durables	5,400	80,530
	Central Japan Railway Co.	Road & Rail	4,200	794,979
	CHIYODA Corp.	Construction & Engineering	3,600	33,986
	Chubu Electric Power Co. Inc.	Electric Utilities	16,800	237,427
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	5,400	273,173
	Chugoku Electric Power Co. Inc.	Electric Utilities	7,200	86,793
	Chuo Mitsui Trust Holdings Inc.	Banks	9,000	364,485
	Citizen Watch Co. Ltd.	Electronic Equipment, Instruments & Components	6,600	47,413
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages	3,000	123,977
	Colopl Inc.	Software	1,200	10,449
	COMSYS Holdings Corp.	Construction & Engineering	2,400	64,090
	Concordia Financial Group Ltd.	Banks	28,800	158,962
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	1,800	58,307
	Credit Saison Co. Ltd.	Consumer Finance	3,600	59,137
	CyberAgent Inc.	Media	2,400	119,379
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	7,200	148,807
	Daicel Corp.	Chemicals	7,200	78,669
	Daido Steel Co. Ltd.	Metals & Mining	600	30,691
	Daifuku Co. Ltd.	Machinery	2,400	143,752

180	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	15,600	$517,213
Daiichikosho Co. Ltd.	Media	1,200	63,639
Daikin Industries Ltd.	Building Products	6,600	728,265
Daikyo Inc.	Real Estate Management & Development	600	12,147
Daishi Bank Ltd.	Banks	600	26,516
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,800	311,255
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	15,600	601,410
Daiwa Securities Group Inc.	Capital Markets	36,000	229,743
DeNA Co. Ltd.	Internet Software & Services	2,400	43,329
Denka Co. Ltd.	Chemicals	2,400	80,451
Denso Corp.	Auto Components	12,000	656,700
Dentsu Inc.	Media	5,400	237,123
DIC Corp.	Chemicals	1,800	60,339
Disco Corp.	Semiconductors & Semiconductor Equipment	600	129,478
DMG Mori Co. Ltd.	Machinery	2,400	44,863
Don Quijote Holdings Co. Ltd.	Multiline Retail	3,000	172,355
Dowa Holdings Co. Ltd.	Metals & Mining	1,200	42,990
East Japan Railway Co.	Road & Rail	9,000	834,584
EBARA Corp.	Machinery	2,400	87,221
Eisai Co. Ltd.	Pharmaceuticals	6,600	420,824
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers	4,200	105,918
Exedy Corp.	Auto Components	600	18,928
Ezaki Glico Co. Ltd.	Food Products	1,200	62,849
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	1,800	151,650
FANUC Corp.	Machinery	4,800	1,216,812
Fast Retailing Co. Ltd.	Specialty Retail	1,200	487,898
FP Corp.	Containers & Packaging	600	39,379
Fuji Electric Co. Ltd.	Electrical Equipment	18,000	122,539
Fuji Media Holdings Inc.	Media	1,200	20,480
Fuji Oil Holdings Inc.	Food Products	1,200	36,220
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	9,600	383,188
Fujitsu General Ltd.	Household Durables	1,200	21,473
Fujitsu Ltd.	IT Services	48,000	295,537
Fukuoka Financial Group Inc.	Banks	18,000	96,982
Fukuyama Transporting Co. Ltd.	Road & Rail	600	26,488
Furukawa Electric Co. Ltd.	Electrical Equipment	1,200	64,429
Glory Ltd.	Machinery	1,200	42,821
GMO Payment Gateway Inc.	IT Services	600	59,690
Gree Inc.	Internet Software & Services	2,400	13,653
GS Yuasa Corp.	Electrical Equipment	12,000	65,444
GungHo Online Entertainment Inc.	Software	9,000	30,635
Gunma Bank Ltd.	Banks	10,200	57,929
H2O Retailing Corp.	Multiline Retail	1,800	32,937
Hachijuni Bank Ltd.	Banks	10,200	54,669
Hakuhodo DY Holdings Inc.	Media	6,000	82,539
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	3,000	113,399
Hankyu Hanshin Holdings Inc.	Road & Rail	5,400	200,310
Haseko Corp.	Household Durables	6,600	100,474
Heiwa Corp.	Leisure Equipment & Products	1,200	24,135
Hikari Tsushin Inc.	Specialty Retail	600	95,966
Hino Motors Ltd.	Machinery	6,600	84,959
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	630	86,606
HIS Co. Ltd.	Hotels, Restaurants & Leisure	600	21,777
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	1,800	139,464
Hitachi Capital Corp.	Consumer Finance	1,200	30,251
Hitachi Chemical Co. Ltd.	Chemicals	2,400	54,725
Hitachi Construction Machinery Co. Ltd.	Machinery	2,400	92,638
Hitachi High-Technologies Corp.	Electronic Equipment, Instruments & Components	1,800	85,642

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Hitachi Ltd.	Electronic Equipment, Instruments & Components	114,000	$826,245
	Hitachi Metals Ltd.	Metals & Mining	4,800	56,779
	Hitachi Transport System Ltd.	Road & Rail	1,200	33,738
	Hokkaido Electric Power Co. Inc.	Electric Utilities	4,200	27,526
	Hokugin Financial Group Inc.	Banks	3,000	40,705
a	Hokuriku Electric Power Co.	Electric Utilities	4,200	35,701
	Honda Motor Co. Ltd.	Automobiles	42,600	1,466,065
	HORIBA Ltd.	Electronic Equipment, Instruments & Components	600	46,488
	Hoshizaki Corp.	Machinery	1,200	105,388
	House Foods Group Inc.	Food Products	1,800	59,831
	Hoya Corp.	Health Care Equipment & Supplies	9,000	448,942
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	35,724
	Ichigo Inc.	Real Estate Management & Development	4,800	21,123
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	3,600	136,925
	IHI Corp.	Machinery	3,000	93,230
	Iida Group Holdings Co. Ltd.	Household Durables	3,600	67,295
	INPEX Corp.	Oil, Gas & Consumable Fuels	22,200	274,708
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	8,400	92,728
	Isuzu Motors Ltd.	Automobiles	13,200	202,561
	Ito En Ltd.	Beverages	1,200	47,165
	ITOCHU Corp.	Trading Companies & Distributors	34,200	664,544
	ITOCHU Techno-Solutions Corp.	IT Services	2,400	50,257
	Itoham Yonekyu Holdings Inc.	Food Products	3,000	26,093
	Izumi Co. Ltd.	Multiline Retail	1,200	81,918
	J Front Retailing Co. Ltd.	Multiline Retail	6,000	102,059
a	Jafco Co. Ltd.	Capital Markets	600	28,434
	Japan Airlines Co. Ltd.	Airlines	3,000	120,790
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	1,200	45,867
a	Japan Display Inc.	Electronic Equipment, Instruments & Components	8,400	15,244
	Japan Exchange Group Inc.	Capital Markets	13,200	244,513
	Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	600	13,704
	Japan Post Bank Co. Ltd.	Banks	9,600	128,903
	Japan Post Holdings Co. Ltd.	Insurance	32,400	390,262
	Japan Post Insurance Co. Ltd.	Insurance	1,800	42,228
	Japan Tobacco Inc.	Tobacco	28,800	830,285
	JFE Holdings Inc.	Metals & Mining	12,600	253,955
	JGC Corp.	Construction & Engineering	5,400	117,495
	JSR Corp.	Chemicals	4,800	108,006
	JTEKT Corp.	Machinery	5,400	80,023
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	76,800	464,844
	K’s Holdings Corp.	Specialty Retail	3,600	49,794
	Kagome Co. Ltd.	Food Products	1,800	63,216
	Kajima Corp.	Construction & Engineering	24,000	222,736
	Kakaku.com Inc.	Internet Software & Services	3,000	52,525
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	600	35,430
	Kamigumi Co. Ltd.	Transportation Infrastructure	2,400	53,619
	Kandenko Co. Ltd.	Construction & Engineering	2,400	27,351
	Kaneka Corp.	Chemicals	6,000	59,520
	Kansai Electric Power Co. Inc.	Electric Utilities	17,400	223,656
	Kansai Paint Co. Ltd.	Chemicals	4,800	111,842
	KAO Corp.	Personal Products	11,400	855,509
	Kawasaki Heavy Industries Ltd.	Machinery	3,600	116,446
a	Kawasaki Kisen Kaisha Ltd.	Marine	1,800	42,212
	KDDI Corp.	Wireless Telecommunication Services	43,800	1,118,784
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	2,400	74,020
	Keikyu Corp.	Road & Rail	6,000	104,372
	Keio Corp.	Road & Rail	3,000	128,209
	Keisei Electric Railway Co. Ltd.	Road & Rail	3,600	110,691

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Keiyo Bank Ltd.	Banks	6,000	$26,798
	Kewpie Corp.	Food Products	3,000	81,439
	Keyence Corp.	Electronic Equipment, Instruments & Components	2,400	1,490,324
	Kikkoman Corp.	Food Products	4,200	169,027
	Kinden Corp.	Construction & Engineering	3,000	49,704
	Kintetsu Group Holdings Co. Ltd.	Road & Rail	4,200	163,695
	Kirin Holdings Co. Ltd.	Beverages	20,400	543,329
	Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	600	16,220
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	1,200	86,657
a	Kobe Steel Ltd.	Metals & Mining	7,200	72,169
	Koei Tecmo Holdings Co. Ltd.	Software	1,200	23,447
	Koito Manufacturing Co. Ltd.	Auto Components	3,000	208,181
	Kokuyo Co. Ltd.	Commercial Services & Supplies	1,800	35,425
	Komatsu Ltd.	Machinery	22,200	740,418
	Komeri Co. Ltd.	Specialty Retail	600	15,989
	Konami Holdings Corp.	Software	2,400	126,150
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals	10,800	92,615
	KOSE Corp.	Household Products	600	125,642
	Kubota Corp.	Machinery	27,000	472,722
	Kuraray Co. Ltd.	Chemicals	8,400	142,804
	Kurita Water Industries Ltd.	Machinery	2,400	76,164
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	600	43,498
	Kyocera Corp.	Electronic Equipment, Instruments & Components	7,800	440,350
	Kyorin Holdings Inc.	Pharmaceuticals	1,200	22,556
	Kyowa Exeo Corp.	Construction & Engineering	2,400	64,226
	Kyowa Hakko Kirin Co. Ltd.	Pharmaceuticals	6,000	131,848
	Kyudenko Corp.	Construction & Engineering	1,200	59,013
	Kyushu Electric Power Co. Inc.	Electric Utilities	11,400	135,921
	Kyushu Financial Group Inc.	Banks	9,600	47,481
	Kyushu Railway Co.	Road & Rail	3,600	112,045
	Lawson Inc.	Food & Staples Retailing	1,200	81,805
	Leopalace21 Corp.	Real Estate Management & Development	6,000	50,042
a	Line Corp.	Software	600	23,752
	LINTEC Corp.	Chemicals	1,200	34,866
	Lion Corp.	Household Products	6,000	120,903
	LIXIL Group Corp.	Building Products	6,000	134,048
	M3 Inc.	Health Care Technology	4,800	215,740
	Mabuchi Motor Co. Ltd.	Electrical Equipment	1,200	59,126
	Maeda Corp.	Construction & Engineering	3,000	35,402
	Makita Corp.	Machinery	6,000	293,371
	Marubeni Corp.	Trading Companies & Distributors	37,800	273,646
	Marui Group Co., Ltd.	Multiline Retail	4,800	97,851
	Maruichi Steel Tube Ltd.	Metals & Mining	1,200	36,728
	Matsui Securities Co. Ltd.	Capital Markets	2,400	21,755
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	2,400	101,551
	Mazda Motor Corp.	Automobiles	13,800	182,508
	Mebuki Financial Group Inc.	Banks	24,600	94,606
	Medipal Holdings Corp.	Health Care Providers & Services	3,600	73,794
	Megmilk Snow Brand Co., Ltd.	Food Products	1,200	32,463
	Meiji Holdings Co., Ltd.	Food Products	3,000	228,491
	Minebea Mitsumi Inc.	Machinery	10,200	217,907
	Miraca Holdings Inc.	Health Care Providers & Services	1,200	46,883
	MISUMI Group Inc.	Trading Companies & Distributors	6,600	181,275
	Mitsubishi Chemical Holdings Corp.	Chemicals	31,200	302,319
	Mitsubishi Corp.	Trading Companies & Distributors	31,200	839,628
	Mitsubishi Electric Corp.	Electrical Equipment	47,400	758,355
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	28,200	476,894
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	4,200	100,666

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Mitsubishi Heavy Industries Ltd.	Machinery	6,600	$252,829
	Mitsubishi Logistics Corp.	Transportation Infrastructure	1,800	38,251
	Mitsubishi Materials Corp.	Metals & Mining	3,000	90,268
	Mitsubishi Motors Corp.	Automobiles	15,000	107,334
	Mitsubishi Shokuhin Co., Ltd.	Food & Staples Retailing	600	17,207
	Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	5,400	105,614
	Mitsubishi UFJ Financial Group Inc.	Banks	310,200	2,032,999
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	10,800	63,368
	Mitsui & Co. Ltd.	Trading Companies & Distributors	40,200	688,900
	Mitsui Chemicals Inc.	Chemicals	4,200	132,496
	Mitsui E&S Holdings Co. Ltd.	Machinery	1,800	29,281
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	22,800	553,439
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	1,200	54,499
	Mitsui O.S.K. Lines Ltd.	Marine	2,400	69,055
	Miura Co. Ltd.	Machinery	2,400	75,712
	Mizuho Financial Group Inc.	Banks	612,600	1,102,507
	Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	600	42,200
	Monotaro Co. Ltd.	Trading Companies & Distributors	1,200	43,103
	Morinaga & Co. Ltd.	Food Products	1,200	52,863
	Morinaga Milk Industry Co. Ltd.	Food Products	1,200	48,858
	MS&AD Insurance Group Holdings Inc.	Insurance	12,000	378,561
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	4,800	657,602
	Nabtesco Corp.	Machinery	3,000	115,797
	Nagase & Co. Ltd.	Trading Companies & Distributors	2,400	40,733
	Nagoya Railroad Co. Ltd.	Road & Rail	4,200	106,471
	Nankai Electric Railway Co. Ltd.	Road & Rail	2,400	60,164
	NEC Corp.	Technology Hardware, Storage & Peripherals	6,000	168,745
a	Nexon Co. Ltd.	Software	9,600	158,872
	NGK Insulators Ltd.	Machinery	6,600	113,817
	NGK Spark Plug Co. Ltd.	Auto Components	4,800	115,678
	NH Foods Ltd.	Food Products	3,000	122,990
	NHK Spring Co. Ltd.	Auto Components	3,600	38,082
	Nichirei Corp.	Food Products	2,400	66,347
	Nidec Corp.	Electrical Equipment	5,400	832,214
	Nifco Inc.	Auto Components	2,400	81,918
	Nihon Kohden Corp.	Health Care Equipment & Supplies	1,800	50,116
	Nihon M&A Center Inc.	Professional Services	3,600	123,893
	Nikon Corp.	Household Durables	8,400	149,755
	Nintendo Co. Ltd.	Software	2,400	1,057,489
	Nippon Express Co. Ltd.	Road & Rail	1,800	120,508
	Nippon Kayaku Co. Ltd.	Chemicals	4,200	51,616
	Nippon Paint Holdings Co. Ltd.	Chemicals	3,600	132,186
	Nippon Paper Industries Co. Ltd.	Paper & Forest Products	2,400	44,818
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	1,200	80,339
	Nippon Shobukai Co. Ltd.	Chemicals	600	40,733
	Nippon Steel & Sumitomo Metal Corp.	Metals & Mining	18,600	408,640
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	16,200	746,403
	Nippon Television Holdings Inc.	Media	1,200	21,269
	Nippon Yusen KK	Marine	3,600	72,711
	Nipro Corp.	Health Care Equipment & Supplies	3,000	43,357
	Nishi-Nippon Financial Holdings Inc.	Banks	3,600	41,772
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail	1,800	47,052
	Nissan Chemical Industries Ltd.	Chemicals	3,600	149,619
	Nissan Motor Co. Ltd.	Automobiles	46,800	485,822
	Nissan Shatai Co. Ltd.	Automobiles	1,200	12,559
	Nisshin Seifun Group Inc.	Food Products	6,000	118,985
	Nisshin Steel Co. Ltd.	Metals & Mining	1,200	14,341
	Nisshinbo Holdings Inc.	Industrial Conglomerates	3,600	48,440

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Nissin Foods Holdings Co. Ltd.	Food Products	1,800	$124,908
	Nitori Co. Ltd.	Specialty Retail	1,800	318,279
	Nitto Denko Corp.	Chemicals	3,600	270,059
	Noevir Holdings Co. Ltd.	Personal Products	600	43,272
	NOF Corp.	Chemicals	1,800	53,230
	NOK Corp.	Auto Components	3,000	58,279
	Nomura Holdings Inc.	Capital Markets	81,000	468,635
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development	3,000	70,860
	Nomura Research Institute Ltd.	IT Services	2,400	113,738
	North Pacific Bank Ltd.	Banks	6,600	22,031
	NS Solutions Corp.	IT Services	600	17,151
	NSK Ltd.	Machinery	10,800	144,812
	NTN Corp.	Machinery	10,200	42,584
	NTT Data Corp.	IT Services	15,000	159,662
	NTT DoCoMo Inc.	Wireless Telecommunication Services	28,800	735,639
	NTT Urban Development Corp.	Real Estate Management & Development	2,400	29,337
	Obayashi Corp.	Construction & Engineering	16,200	177,309
	OBIC Co. Ltd.	IT Services	1,800	149,788
	Odakyu Electric Railway Co. Ltd.	Road & Rail	7,200	145,760
	Oji Holdings Corp.	Paper & Forest Products	24,000	154,358
	Okuma Corp.	Machinery	600	35,317
	Olympus Corp.	Health Care Equipment & Supplies	6,600	250,719
	Omron Corp.	Electronic Equipment, Instruments & Components	4,800	282,539
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	10,800	334,511
	Open House Co. Ltd.	Real Estate Management & Development	600	37,236
	Oracle Corp. Japan	Software	600	48,801
	Orient Corp.	Consumer Finance	13,800	21,670
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	4,800	490,381
	ORIX Corp.	Diversified Financial Services	31,200	550,511
	Osaka Gas Co. Ltd.	Gas Utilities	9,600	189,518
	OSG Corp.	Machinery	1,800	41,331
	Otsuka Corp.	IT Services	2,400	120,959
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	10,200	511,103
	Paltac Corp.	Distributors	600	32,158
	Panasonic Corp.	Household Durables	51,600	737,975
	Park24 Co. Ltd.	Commercial Services & Supplies	2,400	64,361
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	6,600	48,344
a	PeptiDream Inc.	Biotechnology	1,800	92,581
	Persol Holdings Co. Ltd.	Professional Services	4,200	122,229
	Pigeon Corp.	Household Products	2,400	108,434
	Pilot Corp.	Commercial Services & Supplies	600	33,456
	Pola Orbis Holdings Inc.	Personal Products	1,800	73,794
	Rakuten Inc.	Internet & Direct Marketing Retail	19,200	162,320
	Recruit Holdings Co. Ltd.	Professional Services	28,800	716,141
	Relo Group Inc.	Real Estate Management & Development	2,400	66,482
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	11,400	114,697
	Rengo Co., Ltd.	Containers & Packaging	4,800	41,478
	Resona Holdings Inc.	Banks	52,800	279,018
	Resorttrust Inc.	Hotels, Restaurants & Leisure	1,800	37,794
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	16,200	160,096
	Rinnai Corp.	Household Durables	600	56,982
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	1,800	171,453
	Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	67,137
	Ryohin Keikaku Co. Ltd.	Multiline Retail	600	201,410
	Sankyo Co. Ltd.	Leisure Equipment & Products	1,200	42,313
	Sankyu Inc.	Road & Rail	1,200	59,464
	Sanrio Co. Ltd.	Specialty Retail	1,200	21,811
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	9,000	145,134

libertyshares.com	Annual Report	185

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Sanwa Holdings Corp.	Building Products	4,800	$61,969
	Sapporo Holdings Ltd.	Beverages	1,800	52,468
	Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	600	26,347
	SBI Holdings Inc.	Capital Markets	4,800	109,811
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	110,127
	SCSK Corp.	IT Services	1,200	51,848
	Secom Co. Ltd.	Commercial Services & Supplies	4,800	357,461
	Sega Sammy Holdings Inc.	Leisure Equipment & Products	4,800	76,051
	Seibu Holdings Inc.	Industrial Conglomerates	5,400	94,037
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	6,600	117,354
	Seino Holdings Co. Ltd.	Road & Rail	3,600	66,279
	Sekisui Chemical Co. Ltd.	Household Durables	8,400	146,595
	Sekisui House Ltd.	Household Durables	13,800	251,994
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	18,600	798,217
	Seven Bank Ltd.	Banks	15,600	49,726
	SG Holdings Co Ltd	Air Freight & Logistics	1,800	39,351
a	Sharp Corp.	Household Durables	3,600	107,645
	Shikoku Electric Power Co. Inc.	Electric Utilities	3,600	42,719
	Shima Seiki Manufacturing Ltd.	Machinery	600	41,693
	Shimachu Co. Ltd.	Specialty Retail	1,200	38,364
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	6,600	185,681
	Shimamura Co. Ltd.	Specialty Retail	600	75,092
	SHIMANO Inc.	Leisure Equipment & Products	1,800	259,633
	Shimizu Corp.	Construction & Engineering	13,800	123,402
	Shin-Etsu Chemical Co. Ltd.	Chemicals	9,600	993,399
	Shinsei Bank Ltd.	Banks	4,200	64,609
	Shionogi & Co. Ltd.	Pharmaceuticals	6,600	340,767
	Shiseido Co. Ltd.	Personal Products	9,600	614,996
	Shoei Co. Ltd.	Real Estate Management & Development	8,400	91,701
	Showa Denko K.K.	Chemicals	3,000	126,939
	Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	4,800	65,038
	Sky Perfect JSAT Holdings Inc.	Media	3,000	13,484
	Skylark Co. Ltd.	Hotels, Restaurants & Leisure	3,000	43,216
	SMC Corp.	Machinery	1,200	485,980
	SoftBank Group Corp.	Wireless Telecommunication Services	20,400	1,524,965
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	1,800	89,027
	Sojitz Corp.	Trading Companies & Distributors	30,000	96,192
	Sompo Holdings Inc.	Insurance	8,400	338,212
	Sony Corp.	Household Durables	30,600	1,480,654
	Sony Financial Holdings Inc.	Insurance	4,200	76,457
	Sotetsu Holdings Inc.	Road & Rail	1,800	47,865
	Square Enix Holdings Co. Ltd.	Software	1,800	82,426
	Stanley Electric Co., Ltd.	Auto Components	3,600	133,032
	Start Today Co. Ltd.	Internet & Direct Marketing Retail	4,200	112,237
	Subaru Corp.	Automobiles	15,000	491,819
	Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	600	33,230
	Sumco Corp.	Semiconductors & Semiconductor Equipment	5,400	141,664
	Sumitomo Chemical Co. Ltd.	Chemicals	36,000	209,873
	Sumitomo Corp.	Trading Companies & Distributors	27,000	454,697
	Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	4,200	70,533
	Sumitomo Electric Industries Ltd.	Auto Components	18,000	274,781
	Sumitomo Forestry Co. Ltd.	Household Durables	3,000	48,124
	Sumitomo Heavy Industries Ltd.	Machinery	3,000	113,822
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	6,000	252,750
	Sumitomo Mitsui Financial Group Inc.	Banks	32,400	1,358,150
	Sumitomo Osaka Cement Co. Ltd.	Construction Materials	6,000	26,629
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	12,000	444,006

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Sumitomo Rubber Industries Ltd.	Auto Components	4,200	$77,089
	Sundrug Co. Ltd.	Food & Staples Retailing	1,800	83,188
	Suntory Beverage & Food Ltd.	Beverages	3,000	145,839
	Suzuken Co. Ltd.	Health Care Providers & Services	1,800	74,386
	Suzuki Motor Corp.	Automobiles	9,600	517,236
	Sysmex Corp.	Health Care Equipment & Supplies	3,600	326,319
	T&D Holdings Inc.	Insurance	14,400	228,626
	Tadano Ltd.	Machinery	3,000	44,993
	Taiheiyo Cement Corp.	Construction Materials	3,000	109,027
	Taisei Corp.	Construction & Engineering	4,800	243,724
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	1,200	118,025
	Taiyo Nippon Sanso Corp.	Chemicals	3,600	54,533
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	40,688
	Takara Holdings Inc.	Beverages	4,200	46,640
	Takashimaya Co. Ltd.	Multiline Retail	6,000	57,602
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	18,000	877,236
	TDK Corp.	Electronic Equipment, Instruments & Components	3,000	270,522
	Teijin Ltd.	Chemicals	4,200	79,024
	Terumo Corp.	Health Care Equipment & Supplies	7,200	378,449
	The 77 Bank Ltd.	Banks	1,800	42,398
	The Bank of Kyoto Ltd.	Banks	1,800	100,536
	The Chiba Bank Ltd.	Banks	18,000	144,711
	The Chugoku Bank Ltd.	Banks	4,200	49,484
	The Dai-ichi Life Holdings Inc.	Insurance	27,600	504,118
	The Hiroshima Bank Ltd.	Banks	7,200	54,228
	The Iyo Bank Ltd.	Banks	6,600	49,709
	The Japan Steel Works Ltd.	Machinery	1,800	57,461
	The San-In Godo Bank Ltd.	Banks	3,600	31,887
	The Shiga Bank Ltd.	Banks	6,000	30,240
	The Shizuoka Bank Ltd.	Banks	12,000	113,512
	The Suruga Bank Ltd.	Banks	4,200	58,014
	THK Co. Ltd.	Machinery	3,000	124,118
	TIS Inc.	IT Services	1,800	71,255
	Tobu Railway Co. Ltd.	Road & Rail	4,800	144,654
	Toda Corp.	Construction & Engineering	6,000	43,498
	Toho Co. Ltd.	Media	3,000	99,577
	Toho Gas Co. Ltd.	Gas Utilities	2,400	73,794
	Tohoku Electric Power Co. Inc.	Electric Utilities	11,400	152,322
	Tokai Carbon Co. Ltd.	Chemicals	4,800	74,516
	Tokai Rika Co. Ltd.	Auto Components	1,200	24,587
	Tokai Tokyo Financial Holdings Inc.	Capital Markets	5,400	37,320
	Tokio Marine Holdings Inc.	Insurance	16,800	747,983
	Tokuyama Corp.	Chemicals	1,800	57,292
	Tokyo Broadcasting System Holdings Inc.	Media	600	12,733
	Tokyo Century Corp.	Diversified Financial Services	1,200	74,358
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	37,800	145,726
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	3,600	677,518
	Tokyo Gas Co. Ltd.	Gas Utilities	10,200	270,609
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	4,800	72,350
	TOKYU Corp.	Road & Rail	12,000	187,080
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	12,600	91,819
	Topcon Corp.	Electronic Equipment, Instruments & Components	2,400	46,872
	Toppan Forms Co. Ltd.	Commercial Services & Supplies	1,200	13,427
	Toppan Printing Co. Ltd.	Commercial Services & Supplies	12,000	98,505
	Toray Industries Inc.	Chemicals	36,600	346,384
a	Toshiba Corp.	Industrial Conglomerates	144,000	417,038
	Tosoh Corp.	Chemicals	6,600	129,580
	TOTO Ltd.	Building Products	3,600	189,901

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	3,600	$53,551
Toyo Suisan Kaisha Ltd.	Food Products	2,400	93,089
Toyo Tire & Rubber Co. Ltd	Auto Components	2,400	41,343
Toyobo Co. Ltd.	Chemicals	2,400	47,368
Toyoda Gosei Co. Ltd.	Auto Components	1,800	41,873
Toyota Boshoku Corp.	Auto Components	1,200	24,643
Toyota Industries Corp.	Auto Components	3,600	217,997
Toyota Motor Corp.	Automobiles	62,400	4,004,513
Toyota Tsusho Corp.	Trading Companies & Distributors	5,400	183,047
Trend Micro Inc.	Software	3,000	179,126
TS TECH Co., Ltd.	Auto Components	1,200	47,560
Tsumura & Co.	Pharmaceuticals	1,800	61,862
Tsuruha Holdings Inc.	Food & Staples Retailing	600	85,585
TV Asahi Holdings Corp.	Media	600	13,095
Ube Industries Ltd.	Chemicals	2,400	70,071
Ulvac Inc.	Semiconductors & Semiconductor Equipment	1,200	67,362
Unicharm Corp.	Household Products	9,000	256,333
Ushio Inc.	Electrical Equipment	3,000	40,282
USS Co. Ltd.	Specialty Retail	5,400	109,168
Wacoal Corp.	Textiles, Apparel & Luxury Goods	1,200	34,753
Welcia Holdings Co. Ltd.	Food & Staples Retailing	1,200	53,879
West Japan Railway Co.	Road & Rail	4,200	293,467
Yahoo Japan Corp.	Internet Software & Services	31,800	147,712
Yakult Honsha Co. Ltd.	Food Products	3,000	222,003
Yamada Denki Co. Ltd.	Specialty Retail	17,400	104,384
Yamaguchi Financial Group Inc.	Banks	6,000	72,666
Yamaha Corp.	Leisure Equipment & Products	4,200	184,626
Yamaha Motor Co. Ltd.	Automobiles	6,600	197,348
Yamato Holdings Co. Ltd.	Air Freight & Logistics	8,400	210,770
Yamato Kogyo Co. Ltd.	Metals & Mining	600	16,654
Yamazaki Baking Co. Ltd.	Food Products	3,000	62,285
YASKAWA Electric Corp.	Electronic Equipment, Instruments & Components	5,400	244,993
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	6,000	124,006
Yokohama Rubber Co. Ltd.	Auto Components	2,400	55,583
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	1,200	52,694
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	2,400	54,657
Zeon Corp.	Chemicals	3,600	52,062

Total Investments (Cost $100,696,705) 99.1%			95,180,826
Other Assets, less Liabilities 0.9%			901,357

Net Assets 100.0%			$96,082,183

aNon-income producing.

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Nikkei 225 Mini	Long	38	$757,856	6/07/18	$7,731

*As of period end.

See Note 7 regarding other derivative information.

188	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

Franklin FTSE Japan ETF (continued)

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan Hedged ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.91

Income from investment operations[b]:

Net investment income[c]	0.32

Net realized and unrealized gains (losses)	(1.11)

Total from investment operations	(0.79)

Less distributions from net investment income	(0.01)

Net asset value, end of year	$25.11

Total return[d]	(3.04)%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	3.10%

Supplemental data

Net assets, end of year (000’s)	$45,197

Portfolio turnover rate[f]	1.92%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	189

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Japan Hedged ETF

		Industry	Shares	Value

	Common Stocks 99.0%
	Japan 99.0%
	ABC-Mart Inc.	Specialty Retail	300	$19,774
a	Acom Co. Ltd.	Consumer Finance	4,200	18,719
	Advantest Corp.	Semiconductors & Semiconductor Equipment	2,100	44,014
	AEON Co. Ltd.	Food & Staples Retailing	8,400	150,031
	AEON Financial Service Co. Ltd.	Consumer Finance	1,200	27,588
	AEON Mall Co. Ltd.	Real Estate Management & Development	1,200	25,162
	Aica Kogyo Co. Ltd.	Building Products	600	22,228
a	Aiful Corp.	Consumer Finance	3,300	10,922
	AIN Holdings Inc.	Food & Staples Retailing	300	22,426
	Air Water Inc.	Chemicals	1,800	35,137
	Aisin Seiki Co. Ltd.	Auto Components	1,800	97,828
	Ajinomoto Co. Inc.	Food Products	6,000	108,604
	Alfresa Holdings Corp.	Health Care Providers & Services	2,100	46,759
	Alps Electric Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	58,855
	Amada Holdings Co. Ltd.	Machinery	3,900	47,379
	ANA Holdings Inc.	Airlines	1,200	46,465
	Aoyama Trading Co. Ltd.	Specialty Retail	600	23,639
	Aozora Bank Ltd.	Banks	1,200	47,786
a	Aplus Financial Co. Ltd.	Consumer Finance	900	956
	Ariake Japan Co. Ltd.	Food Products	300	24,034
	Asahi Glass Co. Ltd.	Building Products	2,100	86,982
	Asahi Group Holdings Ltd.	Beverages	4,200	223,803
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	1,200	47,560
	Asahi Kasei Corp.	Chemicals	14,400	189,427
	Asics Corp.	Textiles, Apparel & Luxury Goods	2,100	38,880
	ASKUL Corp.	Internet & Direct Marketing Retail	300	10,113
	Astellas Pharma Inc.	Pharmaceuticals	23,100	350,573
	Autobacs Seven Co. Ltd.	Specialty Retail	600	11,250
	Awa Bank Ltd.	Banks	3,000	19,238
	Azbil Corp.	Electronic Equipment, Instruments & Components	900	41,932
	Bandai Namco Holdings Inc.	Leisure Equipment & Products	2,100	69,013
	Benesse Holdings Inc.	Diversified Consumer Services	900	32,623
	BIC CAMERA Inc.	Specialty Retail	1,800	28,333
	Bridgestone Corp.	Auto Components	6,900	300,006
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	2,700	62,784
	Calbee Inc.	Food Products	900	29,788
	CANON Inc.	Technology Hardware, Storage & Peripherals	11,400	413,016
	Canon Marketing Japan Inc.	Distributors	600	16,214
	Capcom Co. Ltd.	Software	1,200	25,941
	Casio Computer Co. Ltd.	Household Durables	2,700	40,265
	Central Japan Railway Co.	Road & Rail	2,100	397,489
	CHIYODA Corp.	Construction & Engineering	1,800	16,993
	Chubu Electric Power Co. Inc.	Electric Utilities	8,100	114,474
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	121,410
	Chugoku Electric Power Co. Inc.	Electric Utilities	3,300	39,780
	Chuo Mitsui Trust Holdings Inc.	Banks	4,200	170,093
	Citizen Watch Co. Ltd.	Electronic Equipment, Instruments & Components	3,300	23,707
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages	1,500	61,989
	Colopl Inc.	Software	600	5,224
	COMSYS Holdings Corp.	Construction & Engineering	900	24,034
	Concordia Financial Group Ltd.	Banks	13,500	74,513
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	900	29,154
	Credit Saison Co. Ltd.	Consumer Finance	1,800	29,568
	CyberAgent Inc.	Media	1,200	59,690
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	3,600	74,403
	Daicel Corp.	Chemicals	3,600	39,334
	Daido Steel Co. Ltd.	Metals & Mining	300	15,346
	Daifuku Co. Ltd.	Machinery	1,200	71,876

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	7,200	$238,714
Daiichikosho Co. Ltd.	Media	600	31,819
Daikin Industries Ltd.	Building Products	3,000	331,030
Daikyo Inc.	Real Estate Management & Development	300	6,073
Daishi Bank Ltd.	Banks	300	13,258
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	600	103,752
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	7,200	277,574
Daiwa Securities Group Inc.	Capital Markets	18,000	114,872
DeNA Co. Ltd.	Internet Software & Services	1,200	21,664
Denka Co. Ltd.	Chemicals	900	30,169
Denso Corp.	Auto Components	5,400	295,515
Dentsu Inc.	Media	2,400	105,388
DIC Corp.	Chemicals	900	30,169
Disco Corp.	Semiconductors & Semiconductor Equipment	300	64,739
DMG Mori Co. Ltd.	Machinery	1,200	22,432
Don Quijote Holdings Co. Ltd.	Multiline Retail	1,200	68,942
Dowa Holdings Co. Ltd.	Metals & Mining	600	21,495
East Japan Railway Co.	Road & Rail	4,200	389,472
EBARA Corp.	Machinery	1,200	43,611
Eisai Co. Ltd.	Pharmaceuticals	3,000	191,283
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers	1,800	45,394
Exedy Corp.	Auto Components	300	9,464
Ezaki Glico Co. Ltd.	Food Products	600	31,425
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	900	75,825
FANUC Corp.	Machinery	2,100	532,355
Fast Retailing Co. Ltd.	Specialty Retail	600	243,949
FP Corp.	Containers & Packaging	300	19,690
Fuji Electric Co. Ltd.	Electrical Equipment	6,000	40,846
Fuji Media Holdings Inc.	Media	600	10,240
Fuji Oil Holdings Inc.	Food Products	600	18,110
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	4,500	179,619
Fujikura Ltd.	Electrical Equipment	3,300	22,403
Fujitsu General Ltd.	Household Durables	600	10,736
Fujitsu Ltd.	IT Services	21,000	129,298
Fukuoka Financial Group Inc.	Banks	9,000	48,491
Fukuyama Transporting Co. Ltd.	Road & Rail	300	13,244
Furukawa Electric Co. Ltd.	Electrical Equipment	600	32,214
Glory Ltd.	Machinery	600	21,410
GMO Payment Gateway Inc.	IT Services	300	29,845
Gree Inc.	Internet Software & Services	1,200	6,827
GS Yuasa Corp.	Electrical Equipment	3,000	16,361
GungHo Online Entertainment Inc.	Software	4,500	15,317
Gunma Bank Ltd.	Banks	4,800	27,261
H2O Retailing Corp.	Multiline Retail	900	16,468
Hachijuni Bank Ltd.	Banks	4,800	25,726
Hakuhodo DY Holdings Inc.	Media	3,000	41,269
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	1,500	56,700
Hankyu Hanshin Holdings Inc.	Road & Rail	2,700	100,155
Haseko Corp.	Household Durables	3,300	50,237
Heiwa Corp.	Leisure Equipment & Products	600	12,068
Hikari Tsushin Inc.	Specialty Retail	300	47,983
Hino Motors Ltd.	Machinery	3,300	42,480
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	315	43,303
HIS Co. Ltd.	Hotels, Restaurants & Leisure	300	10,889
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	900	69,732
Hitachi Capital Corp.	Consumer Finance	600	15,126
Hitachi Chemical Co. Ltd.	Chemicals	1,200	27,362

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Hitachi Construction Machinery Co. Ltd.	Machinery	1,200	$46,319
	Hitachi High-Technologies Corp.	Electronic Equipment, Instruments & Components	600	28,547
	Hitachi Ltd.	Electronic Equipment, Instruments & Components	51,000	369,636
	Hitachi Metals Ltd.	Metals & Mining	2,400	28,389
	Hitachi Transport System Ltd.	Road & Rail	600	16,869
	Hokkaido Electric Power Co. Inc.	Electric Utilities	2,100	13,763
	Hokugin Financial Group Inc.	Banks	1,500	20,353
a	Hokuriku Electric Power Co.	Electric Utilities	1,800	15,300
	Honda Motor Co. Ltd.	Automobiles	19,500	671,086
	HORIBA Ltd.	Electronic Equipment, Instruments & Components	300	23,244
	Hoshizaki Corp.	Machinery	600	52,694
	House Foods Group Inc.	Food Products	900	29,915
	Hoya Corp.	Health Care Equipment & Supplies	4,200	209,506
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	1,200	17,862
	Ichigo Inc.	Real Estate Management & Development	2,400	10,561
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,500	57,052
	IHI Corp.	Machinery	1,500	46,615
	Iida Group Holdings Co. Ltd.	Household Durables	1,800	33,647
	INPEX Corp.	Oil, Gas & Consumable Fuels	10,200	126,217
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	4,200	46,364
	Isuzu Motors Ltd.	Automobiles	6,000	92,073
	Ito En Ltd.	Beverages	600	23,583
	ITOCHU Corp.	Trading Companies & Distributors	16,200	314,784
	ITOCHU Techno-Solutions Corp.	IT Services	1,200	25,128
	Itoham Yonekyu Holdings Inc.	Food Products	1,500	13,047
	Izumi Co. Ltd.	Multiline Retail	300	20,480
	J Front Retailing Co. Ltd.	Multiline Retail	3,000	51,030
a	Jafco Co. Ltd.	Capital Markets	300	14,217
	Japan Airlines Co. Ltd.	Airlines	1,500	60,395
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	600	22,934
a	Japan Display Inc.	Electronic Equipment, Instruments & Components	4,200	7,622
	Japan Exchange Group Inc.	Capital Markets	6,000	111,142
	Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	300	6,852
	Japan Post Bank Co. Ltd.	Banks	4,200	56,395
	Japan Post Holdings Co. Ltd.	Insurance	15,300	184,291
	Japan Post Insurance Co. Ltd.	Insurance	600	14,076
	Japan Tobacco Inc.	Tobacco	13,500	389,196
	JFE Holdings Inc.	Metals & Mining	6,000	120,931
	JGC Corp.	Construction & Engineering	2,700	58,748
	JSR Corp.	Chemicals	2,400	54,003
	JTEKT Corp.	Machinery	2,700	40,011
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	36,300	219,711
	K’s Holdings Corp.	Specialty Retail	1,800	24,897
	Kagome Co. Ltd.	Food Products	900	31,608
	Kajima Corp.	Construction & Engineering	9,000	83,526
	Kakaku.com Inc.	Internet Software & Services	1,500	26,262
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	300	17,715
	Kamigumi Co. Ltd.	Transportation Infrastructure	1,200	26,810
	Kandenko Co. Ltd.	Construction & Engineering	1,200	13,676
	Kaneka Corp.	Chemicals	3,000	29,760
	Kansai Electric Power Co. Inc.	Electric Utilities	8,100	104,116
	Kansai Paint Co. Ltd.	Chemicals	2,400	55,921
	KAO Corp.	Personal Products	5,400	405,241
	Kawasaki Heavy Industries Ltd.	Machinery	1,800	58,223
a	Kawasaki Kisen Kaisha Ltd.	Marine	900	21,106
	KDDI Corp.	Wireless Telecommunication Services	20,400	521,078
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	1,200	37,010
	Keikyu Corp.	Road & Rail	3,000	52,186

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Keio Corp.	Road & Rail	1,200	$51,283
	Keisei Electric Railway Co. Ltd.	Road & Rail	1,500	46,121
	Keiyo Bank Ltd.	Banks	3,000	13,399
	Kewpie Corp.	Food Products	1,500	40,719
	Keyence Corp.	Electronic Equipment, Instruments & Components	900	558,872
	Kikkoman Corp.	Food Products	2,100	84,513
	Kinden Corp.	Construction & Engineering	1,500	24,852
	Kintetsu Group Holdings Co. Ltd.	Road & Rail	2,100	81,848
	Kirin Holdings Co. Ltd.	Beverages	9,600	255,684
	Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	300	8,110
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	600	43,329
a	Kobe Steel Ltd.	Metals & Mining	3,300	33,078
	Koei Tecmo Holdings Co. Ltd.	Software	600	11,724
	Koito Manufacturing Co. Ltd.	Auto Components	1,200	83,272
	Kokuyo Co. Ltd.	Commercial Services & Supplies	900	17,712
	Komatsu Ltd.	Machinery	10,500	350,197
	Komeri Co. Ltd.	Specialty Retail	300	7,994
	Konami Holdings Corp.	Software	1,200	63,075
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals	5,400	46,307
	KOSE Corp.	Household Products	300	62,821
	Kubota Corp.	Machinery	12,600	220,604
	Kuraray Co. Ltd.	Chemicals	4,200	71,402
	Kurita Water Industries Ltd.	Machinery	1,200	38,082
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	300	21,749
	Kyocera Corp.	Electronic Equipment, Instruments & Components	3,600	203,238
	Kyorin Holdings Inc.	Pharmaceuticals	600	11,278
	Kyowa Exeo Corp.	Construction & Engineering	900	24,085
	Kyowa Hakko Kirin Co. Ltd.	Pharmaceuticals	3,000	65,924
	Kyudenko Corp.	Construction & Engineering	300	14,753
	Kyushu Electric Power Co. Inc.	Electric Utilities	5,400	64,384
	Kyushu Financial Group Inc.	Banks	4,200	20,773
	Kyushu Railway Co.	Road & Rail	1,800	56,023
	Lawson Inc.	Food & Staples Retailing	600	40,903
	Leopalace21 Corp.	Real Estate Management & Development	2,700	22,519
a	Line Corp.	Software	300	11,876
	LINTEC Corp.	Chemicals	600	17,433
	Lion Corp.	Household Products	2,700	54,406
	LIXIL Group Corp.	Building Products	3,000	67,024
	M3 Inc.	Health Care Technology	2,100	94,386
	Mabuchi Motor Co. Ltd.	Electrical Equipment	600	29,563
	Maeda Corp.	Construction & Engineering	1,800	21,241
	Makita Corp.	Machinery	2,700	132,017
	Marubeni Corp.	Trading Companies & Distributors	18,300	132,479
	Marui Group Co., Ltd.	Multiline Retail	2,400	48,925
	Maruichi Steel Tube Ltd.	Metals & Mining	600	18,364
	Matsui Securities Co. Ltd.	Capital Markets	1,200	10,877
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	900	38,082
	Mazda Motor Corp.	Automobiles	6,600	87,286
	Mebuki Financial Group Inc.	Banks	11,400	43,842
	Medipal Holdings Corp.	Health Care Providers & Services	1,800	36,897
	Megmilk Snow Brand Co., Ltd.	Food Products	600	16,231
	Meiji Holdings Co., Ltd.	Food Products	1,500	114,245
	Minebea Mitsumi Inc.	Machinery	4,800	102,544
	Miraca Holdings Inc.	Health Care Providers & Services	600	23,441
	MISUMI Group Inc.	Trading Companies & Distributors	3,300	90,638
	Mitsubishi Chemical Holdings Corp.	Chemicals	15,000	145,346
	Mitsubishi Corp.	Trading Companies & Distributors	14,700	395,594
	Mitsubishi Electric Corp.	Electrical Equipment	22,500	359,979

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	13,500	$228,300
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	2,100	50,333
	Mitsubishi Heavy Industries Ltd.	Machinery	3,000	114,922
	Mitsubishi Logistics Corp.	Transportation Infrastructure	900	19,126
	Mitsubishi Materials Corp.	Metals & Mining	1,500	45,134
	Mitsubishi Motors Corp.	Automobiles	7,200	51,520
	Mitsubishi Shokuhin Co., Ltd.	Food & Staples Retailing	300	8,604
	Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	2,700	52,807
	Mitsubishi UFJ Financial Group Inc.	Banks	145,500	953,583
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	5,100	29,924
	Mitsui & Co. Ltd.	Trading Companies & Distributors	19,200	329,027
	Mitsui Chemicals Inc.	Chemicals	2,100	66,248
	Mitsui E&S Holdings Co. Ltd.	Machinery	900	14,640
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	10,800	262,155
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	600	27,250
	Mitsui O.S.K. Lines Ltd.	Marine	1,200	34,528
	Miura Co. Ltd.	Machinery	1,200	37,856
	Mizuho Financial Group Inc.	Banks	289,500	521,018
	Monotaro Co. Ltd.	Trading Companies & Distributors	600	21,551
	Morinaga & Co. Ltd.	Food Products	600	26,432
	Morinaga Milk Industry Co. Ltd.	Food Products	300	12,214
	MS&AD Insurance Group Holdings Inc.	Insurance	5,700	179,817
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	2,100	287,701
	Nabtesco Corp.	Machinery	1,500	57,898
	Nagase & Co. Ltd.	Trading Companies & Distributors	1,200	20,367
	Nagoya Railroad Co. Ltd.	Road & Rail	2,100	53,236
	Nankai Electric Railway Co. Ltd.	Road & Rail	1,200	30,082
	NEC Corp.	Technology Hardware, Storage & Peripherals	3,000	84,372
a	Nexon Co. Ltd.	Software	4,800	79,436
	NGK Insulators Ltd.	Machinery	3,300	56,908
	NGK Spark Plug Co. Ltd.	Auto Components	2,100	50,609
	NH Foods Ltd.	Food Products	1,500	61,495
	NHK Spring Co. Ltd.	Auto Components	1,800	19,041
	Nichirei Corp.	Food Products	1,200	33,173
	Nidec Corp.	Electrical Equipment	2,700	416,107
	Nifco Inc.	Auto Components	1,200	40,959
	Nihon Kohden Corp.	Health Care Equipment & Supplies	900	25,058
	Nihon M&A Center Inc.	Professional Services	1,200	41,298
	Nikon Corp.	Household Durables	4,200	74,877
	Nintendo Co. Ltd.	Software	1,200	528,745
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	900	26,742
	Nippon Express Co. Ltd.	Road & Rail	900	60,254
	Nippon Kayaku Co. Ltd.	Chemicals	2,100	25,808
	Nippon Paint Holdings Co. Ltd.	Chemicals	1,800	66,093
	Nippon Paper Industries Co. Ltd.	Paper & Forest Products	1,200	22,409
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	600	40,169
	Nippon Shobukai Co. Ltd.	Chemicals	300	20,367
	Nippon Steel & Sumitomo Metal Corp.	Metals & Mining	9,000	197,729
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	7,500	345,557
	Nippon Television Holdings Inc.	Media	600	10,635
	Nippon Yusen KK	Marine	1,800	36,355
	Nipro Corp.	Health Care Equipment & Supplies	1,500	21,678
	Nishi-Nippon Financial Holdings Inc.	Banks	1,800	20,886
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail	900	23,526
	Nissan Chemical Industries Ltd.	Chemicals	1,500	62,341
	Nissan Motor Co. Ltd.	Automobiles	22,200	230,454
	Nissan Shatai Co. Ltd.	Automobiles	600	6,279
	Nisshin Seifun Group Inc.	Food Products	3,000	59,492

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Nisshin Steel Co. Ltd.	Metals & Mining	600	$7,171
	Nisshinbo Holdings Inc.	Industrial Conglomerates	1,800	24,220
	Nissin Foods Holdings Co. Ltd.	Food Products	900	62,454
	Nitori Co. Ltd.	Specialty Retail	900	159,140
	Nitto Denko Corp.	Chemicals	1,500	112,525
	NOF Corp.	Chemicals	900	26,615
	NOK Corp.	Auto Components	1,200	23,312
	Nomura Holdings Inc.	Capital Markets	37,500	216,961
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development	1,200	28,344
	Nomura Research Institute Ltd.	IT Services	1,200	56,869
	North Pacific Bank Ltd.	Banks	3,300	11,016
	NS Solutions Corp.	IT Services	300	8,575
	NSK Ltd.	Machinery	5,400	72,406
	NTN Corp.	Machinery	4,800	20,039
	NTT Data Corp.	IT Services	7,500	79,831
	NTT DoCoMo Inc.	Wireless Telecommunication Services	14,100	360,157
	NTT Urban Development Corp.	Real Estate Management & Development	1,200	14,669
	Obayashi Corp.	Construction & Engineering	7,500	82,087
	OBIC Co. Ltd.	IT Services	900	74,894
	Odakyu Electric Railway Co. Ltd.	Road & Rail	3,600	72,880
	Oji Holdings Corp.	Paper & Forest Products	9,000	57,884
	Okuma Corp.	Machinery	300	17,659
	Olympus Corp.	Health Care Equipment & Supplies	3,000	113,963
	Omron Corp.	Electronic Equipment, Instruments & Components	2,400	141,269
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	5,400	167,255
	Open House Co. Ltd.	Real Estate Management & Development	300	18,618
	Oracle Corp. Japan	Software	300	24,401
	Orient Corp.	Consumer Finance	6,900	10,835
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	2,100	214,542
	ORIX Corp.	Diversified Financial Services	14,400	254,082
	Osaka Gas Co. Ltd.	Gas Utilities	4,500	88,836
	OSG Corp.	Machinery	900	20,666
	Otsuka Corp.	IT Services	1,200	60,480
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	4,800	240,519
	Paltac Corp.	Distributors	300	16,079
	Panasonic Corp.	Household Durables	24,300	347,535
	Park24 Co. Ltd.	Commercial Services & Supplies	1,200	32,181
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	3,000	21,975
a	PeptiDream Inc.	Biotechnology	900	46,291
	Persol Holdings Co. Ltd.	Professional Services	2,100	61,114
	Pigeon Corp.	Household Products	1,200	54,217
	Pilot Corp.	Commercial Services & Supplies	300	16,728
	Pola Orbis Holdings Inc.	Personal Products	900	36,897
	Rakuten Inc.	Internet & Direct Marketing Retail	9,000	76,087
	Recruit Holdings Co. Ltd.	Professional Services	13,500	335,691
	Relo Group Inc.	Real Estate Management & Development	1,200	33,241
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	5,700	57,348
	Rengo Co., Ltd.	Containers & Packaging	2,400	20,739
	Resona Holdings Inc.	Banks	24,900	131,583
	Resorttrust Inc.	Hotels, Restaurants & Leisure	600	12,598
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	8,100	80,048
	Rinnai Corp.	Household Durables	300	28,491
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	900	85,726
	Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	1,200	33,568
	Ryohin Keikaku Co. Ltd.	Multiline Retail	300	100,705
	Sankyo Co. Ltd.	Leisure Equipment & Products	600	21,157
	Sankyu Inc.	Road & Rail	600	29,732
	Sanrio Co. Ltd.	Specialty Retail	600	10,906

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	4,200	$67,729
	Sanwa Holdings Corp.	Building Products	2,400	30,984
	Sapporo Holdings Ltd.	Beverages	900	26,234
	Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	300	13,173
	SBI Holdings Inc.	Capital Markets	2,400	54,905
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	600	55,063
	SCSK Corp.	IT Services	600	25,924
	Secom Co. Ltd.	Commercial Services & Supplies	2,100	156,389
	Sega Sammy Holdings Inc.	Leisure Equipment & Products	2,400	38,025
	Seibu Holdings Inc.	Industrial Conglomerates	2,700	47,018
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	3,300	58,677
	Seino Holdings Co. Ltd.	Road & Rail	1,800	33,140
	Sekisui Chemical Co. Ltd.	Household Durables	4,200	73,298
	Sekisui House Ltd.	Household Durables	6,300	115,041
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	8,700	373,360
	Seven Bank Ltd.	Banks	7,800	24,863
	SG Holdings Co Ltd	Air Freight & Logistics	900	19,676
a	Sharp Corp.	Household Durables	1,500	44,852
	Shikoku Electric Power Co. Inc.	Electric Utilities	1,800	21,360
	Shima Seiki Manufacturing Ltd.	Machinery	300	20,846
	Shimachu Co. Ltd.	Specialty Retail	600	19,182
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	3,300	92,841
	Shimamura Co. Ltd.	Specialty Retail	300	37,546
	SHIMANO Inc.	Leisure Equipment & Products	900	129,817
	Shimizu Corp.	Construction & Engineering	6,300	56,336
	Shin-Etsu Chemical Co. Ltd.	Chemicals	4,500	465,656
	Shinsei Bank Ltd.	Banks	1,800	27,690
	Shionogi & Co. Ltd.	Pharmaceuticals	3,300	170,384
	Shiseido Co. Ltd.	Personal Products	4,200	269,061
	Shoei Co. Ltd.	Real Estate Management & Development	4,200	45,850
	Showa Denko K.K.	Chemicals	1,500	63,470
	Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	2,100	28,454
	Sky Perfect JSAT Holdings Inc.	Media	1,500	6,742
	Skylark Co. Ltd.	Hotels, Restaurants & Leisure	1,800	25,929
	SMC Corp.	Machinery	600	242,990
	SoftBank Group Corp.	Wireless Telecommunication Services	9,600	717,630
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	900	44,513
	Sojitz Corp.	Trading Companies & Distributors	14,100	45,210
	Sompo Holdings Inc.	Insurance	3,900	157,027
	Sony Corp.	Household Durables	14,400	696,779
	Sony Financial Holdings Inc.	Insurance	2,100	38,228
	Sotetsu Holdings Inc.	Road & Rail	600	15,955
	Square Enix Holdings Co. Ltd.	Software	900	41,213
	Stanley Electric Co., Ltd.	Auto Components	1,800	66,516
	Start Today Co. Ltd.	Internet & Direct Marketing Retail	1,800	48,102
	Subaru Corp.	Automobiles	6,900	226,237
	Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	300	16,615
	Sumco Corp.	Semiconductors & Semiconductor Equipment	2,700	70,832
	Sumitomo Chemical Co. Ltd.	Chemicals	15,000	87,447
	Sumitomo Corp.	Trading Companies & Distributors	12,600	212,192
	Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	2,100	35,267
	Sumitomo Electric Industries Ltd.	Auto Components	8,400	128,231
	Sumitomo Forestry Co. Ltd.	Household Durables	1,500	24,062
	Sumitomo Heavy Industries Ltd.	Machinery	1,200	45,529
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	2,700	113,738
	Sumitomo Mitsui Financial Group Inc.	Banks	15,000	628,773
	Sumitomo Osaka Cement Co. Ltd.	Construction Materials	3,000	13,315
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	6,000	222,003

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Japan (continued)
	Sumitomo Rubber Industries Ltd.	Auto Components	2,100	$38,544
	Sundrug Co. Ltd.	Food & Staples Retailing	900	41,594
	Suntory Beverage & Food Ltd.	Beverages	1,500	72,920
	Suzuken Co. Ltd.	Health Care Providers & Services	900	37,193
	Suzuki Motor Corp.	Automobiles	4,500	242,454
	Sysmex Corp.	Health Care Equipment & Supplies	1,500	135,966
	T&D Holdings Inc.	Insurance	6,300	100,024
	Tadano Ltd.	Machinery	1,500	22,496
	Taiheiyo Cement Corp.	Construction Materials	1,500	54,513
	Taisei Corp.	Construction & Engineering	2,400	121,862
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	600	59,013
	Taiyo Nippon Sanso Corp.	Chemicals	1,800	27,267
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	1,200	20,344
	Takara Holdings Inc.	Beverages	2,100	23,320
	Takashimaya Co. Ltd.	Multiline Retail	3,000	28,801
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	8,700	423,997
	TDK Corp.	Electronic Equipment, Instruments & Components	1,500	135,261
	Teijin Ltd.	Chemicals	2,100	39,512
	Terumo Corp.	Health Care Equipment & Supplies	3,300	173,456
	The 77 Bank Ltd.	Banks	900	21,199
	The Bank of Kyoto Ltd.	Banks	900	50,268
	The Chiba Bank Ltd.	Banks	6,000	48,237
	The Chugoku Bank Ltd.	Banks	2,100	24,742
	The Dai-ichi Life Holdings Inc.	Insurance	12,900	235,621
	The Hiroshima Bank Ltd.	Banks	3,300	24,855
	The Iyo Bank Ltd.	Banks	3,000	22,595
	The Japan Steel Works Ltd.	Machinery	900	28,731
	The San-In Godo Bank Ltd.	Banks	1,800	15,944
	The Shiga Bank Ltd.	Banks	3,000	15,120
	The Shizuoka Bank Ltd.	Banks	6,000	56,756
	The Suruga Bank Ltd.	Banks	2,100	29,007
	THK Co. Ltd.	Machinery	1,200	49,647
	TIS Inc.	IT Services	900	35,628
	Tobu Railway Co. Ltd.	Road & Rail	2,400	72,327
	Toda Corp.	Construction & Engineering	3,000	21,749
	Toho Co. Ltd.	Media	1,200	39,831
	Toho Gas Co. Ltd.	Gas Utilities	900	27,673
	Tohoku Electric Power Co. Inc.	Electric Utilities	5,400	72,152
	Tokai Carbon Co. Ltd.	Chemicals	2,100	32,601
	Tokai Rika Co. Ltd.	Auto Components	600	12,293
	Tokai Tokyo Financial Holdings Inc.	Capital Markets	2,700	18,660
	Tokio Marine Holdings Inc.	Insurance	7,800	347,278
	Tokuyama Corp.	Chemicals	600	19,097
	Tokyo Broadcasting System Holdings Inc.	Media	300	6,367
	Tokyo Century Corp.	Diversified Financial Services	600	37,179
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	17,700	68,237
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	1,800	338,759
	Tokyo Gas Co. Ltd.	Gas Utilities	4,800	127,346
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	2,400	36,175
	TOKYU Corp.	Road & Rail	5,400	84,186
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	6,000	43,724
	Topcon Corp.	Electronic Equipment, Instruments & Components	1,200	23,436
	Toppan Forms Co. Ltd.	Commercial Services & Supplies	600	6,714
	Toppan Printing Co. Ltd.	Commercial Services & Supplies	6,000	49,252
	Toray Industries Inc.	Chemicals	17,400	164,674
a	Toshiba Corp.	Industrial Conglomerates	66,000	191,142
	Tosoh Corp.	Chemicals	3,300	64,790
	TOTO Ltd.	Building Products	1,500	79,126

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	1,800	$26,776
Toyo Suisan Kaisha Ltd.	Food Products	1,200	46,544
Toyo Tire & Rubber Co. Ltd	Auto Components	1,200	20,671
Toyobo Co. Ltd.	Chemicals	1,200	23,684
Toyoda Gosei Co. Ltd.	Auto Components	900	20,937
Toyota Boshoku Corp.	Auto Components	600	12,322
Toyota Industries Corp.	Auto Components	1,800	108,999
Toyota Motor Corp.	Automobiles	29,400	1,886,742
Toyota Tsusho Corp.	Trading Companies & Distributors	2,700	91,523
Trend Micro Inc.	Software	1,200	71,650
TS TECH Co., Ltd.	Auto Components	600	23,780
Tsumura & Co.	Pharmaceuticals	600	20,621
Tsuruha Holdings Inc.	Food & Staples Retailing	300	42,793
TV Asahi Holdings Corp.	Media	300	6,547
Ube Industries Ltd.	Chemicals	1,200	35,035
Ulvac Inc.	Semiconductors & Semiconductor Equipment	600	33,681
Unicharm Corp.	Household Products	4,200	119,622
Ushio Inc.	Electrical Equipment	1,500	20,141
USS Co. Ltd.	Specialty Retail	2,400	48,519
Wacoal Corp.	Textiles, Apparel & Luxury Goods	600	17,377
Welcia Holdings Co. Ltd.	Food & Staples Retailing	600	26,939
West Japan Railway Co.	Road & Rail	2,100	146,733
Yahoo Japan Corp.	Internet Software & Services	15,900	73,856
Yakult Honsha Co. Ltd.	Food Products	1,200	88,801
Yamada Denki Co. Ltd.	Specialty Retail	8,700	52,192
Yamaguchi Financial Group Inc.	Banks	3,000	36,333
Yamaha Corp.	Leisure Equipment & Products	1,800	79,126
Yamaha Motor Co. Ltd.	Automobiles	3,300	98,674
Yamato Holdings Co. Ltd.	Air Freight & Logistics	3,900	97,858
Yamato Kogyo Co. Ltd.	Metals & Mining	300	8,327
Yamazaki Baking Co. Ltd.	Food Products	1,500	31,142
YASKAWA Electric Corp.	Electronic Equipment, Instruments & Components	2,400	108,886
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	3,000	62,003
Yokohama Rubber Co. Ltd.	Auto Components	1,200	27,791
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	600	26,347
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	900	20,496
Zeon Corp.	Chemicals	1,800	26,031

Total Investments (Cost $44,941,382) 99.0%			44,723,992
Other Assets, less Liabilities 1.0%			473,074

Net Assets 100.0%			$45,197,066

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA	Buy	4,450,433,517	$41,854,056	4/04/18	$—	$(4,357)
Japanese Yen	BOFA	Sell	4,450,433,517	41,799,176	4/04/18	—	(50,522)
Japanese Yen	MSCO	Buy	494,492,613	4,649,905	4/04/18	62	—
Japanese Yen	MSCO	Sell	494,492,613	4,645,319	4/04/18	—	(4,648)
Japanese Yen	BOFA	Buy	8,515,200	80,154	5/02/18	42	—
Japanese Yen	BOFA	Sell	4,297,504,234	40,477,652	5/02/18	3,398	—
Japanese Yen	MSCO	Sell	477,500,470	4,498,454	5/02/18	1,315	—

Total Forward Exchange Contracts						$4,817	$(59,527)

Net unrealized appreciation (depreciation)							$(54,710)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Nikkei 225 Mini	Long	19	$378,928	6/07/18	$4,582

*As of period end.

See Note 7 other derivative information.

See Abbreviations on page 250.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	199

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Mexico ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.90

Income from investment operations[b]:

Net investment income[c]	0.12

Net realized and unrealized gains (losses)	0.04

Total from investment operations	0.16

Less distributions from net investment income	(0.08)

Net asset value, end of year	$24.98

Total return[d]	0.63%

Ratios to average net assets[e]

Total expenses	0.19%

Net investment income	1.18%

Supplemental data

Net assets, end of year (000’s)	$2,498

Portfolio turnover rate[f]	9.64%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Mexico ETF

		Industry		Shares	Value

	Common Stocks 99.8%
	Mexico 99.8%
	Alfa SAB de CV	Industrial Conglomerates		50,060	$63,873
	Alpek SAB de CV	Chemicals		5,324	7,368
	Alsea de Mexico SAB de CV	Hotels, Restaurants & Leisure		8,904	30,990
	America Movil SAB de CV, L	Wireless Telecommunication Services		405,252	382,973
	Arca Continental SAB de CV	Beverages		5,964	41,073
a	Banco del Bajio SA	Banks		4,528	9,652
	Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		28,676	41,081
	Banregio Grupo Financiero SAB de CV	Banks		3,846	23,581
a	Becle SA de CV	Beverages		7,390	14,939
a	Cemex SAB de CV	Construction Materials		156,884	103,395
	Coca-Cola Femsa SA de CV, L	Beverages		8,708	57,357
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	3,846	6,365
	El Puerto de Liverpool SAB de CV	Multiline Retail		3,344	24,823
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	50,362	75,487
	Fomento Economico Mexicano SAB de CV	Beverages		29,212	265,370
	Gruma SAB de CV	Food Products		3,436	39,261
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		5,100	24,769
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		6,644	65,383
	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure		3,420	57,411
	Grupo Bimbo SAB de CV, A	Food Products		35,268	76,860
	Grupo Carso SAB de CV	Industrial Conglomerates		5,892	20,668
	Grupo Comercial Chedraui SA de CV	Food & Staples Retailing		5,086	10,736
	Grupo Elektra SAB de CV	Banks		1,092	30,515
	Grupo Financiero Banorte SAB de CV	Banks		34,228	208,385
	Grupo Financiero Inbursa SAB de CV	Banks		38,398	63,297
	Grupo Lala SAB de CV	Food Products		9,436	12,784
	Grupo Mexico SAB de CV, B	Metals & Mining		47,622	157,970
a	Grupo Simec SA de CV, B	Metals & Mining		1,238	3,900
	Grupo Televisa SA	Media		29,494	93,442
	Industrias Bachoco SAB de CV, B	Food Products		2,690	14,044
a	Industrias CH SA, B	Metals & Mining		2,292	9,608
	Industrias Penoles SA	Metals & Mining		2,098	42,212
	Infraestructura Energetica Nova SAB de CV	Gas Utilities		10,086	49,133
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		14,126	26,343
	Megacable Holdings SAB de CV	Media		5,054	23,249
	Mexichem SAB de CV	Chemicals		16,646	50,740
	Nemak SAB de CV	Auto Components		10,074	8,245
	OHL Mexico SAB de CV	Transportation Infrastructure		4,538	8,488
a	Organizacion Soriana SAB de CV, B	Food & Staples Retailing		4,248	8,541
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		3,606	35,705
a	Telesites SAB de CV	Diversified Telecommunication Services		21,884	17,108
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		73,212	185,542

	Total Investments (Cost $2,475,741) 99.8%				2,492,666
	Other Assets, less Liabilities 0.2%				5,056

	Net Assets 100.0%				$2,497,722

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Russia ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.90

Income from investment operations[b]:

Net investment income (loss)[c]	(—)[d]

Net realized and unrealized gains (losses)	0.34

Total from investment operations	0.34

Net asset value, end of year	$24.24

Total return[e]	1.42%

Ratios to average net assets[f]

Total expenses	0.19%

Net investment loss	(0.13)%

Supplemental data

Net assets, end of year (000’s)	$2,424

Portfolio turnover rate[g]	7.58%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

202	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Russia ETF

		Industry	Shares	Value

	Common Stocks 94.0%
	Russia 94.0%
	Aeroflot – Russian Airlines PJSC	Airlines	11,448	$30,800
	Alrosa PJSC	Metals & Mining	47,191	75,013
	Federal Grid Co. Unified Energy System PJSC	Electric Utilities	5,570,665	17,506
	Federal Hydrogenerating Co.	Electric Utilities	2,312,538	30,968
	Gazprom PJSC	Oil, Gas & Consumable Fuels	101,903	252,631
	Inter RAO UES PJSC	Electric Utilities	652,048	43,183
a	LSR Group PJSC, GDR, Reg S	Real Estate Management & Development	4,557	14,582
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	4,435	306,825
	Magnit PJSC	Food & Staples Retailing	877	71,319
	Magnitogorsk Iron & Steel Works	Metals & Mining	41,367	31,669
b	Mechel	Metals & Mining	2,866	6,181
a	MegaFon PJSC, GDR, Reg S	Wireless Telecommunication Services	2,807	27,761
	MMC Norilsk Nickel PJSC	Metals & Mining	481	90,177
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	13,307	68,676
	Moscow Exchange MICEX	Capital Markets	29,275	59,665
	Mosenergo PAO	Electric Utilities	190,567	9,611
	NLMK PJSC	Metals & Mining	19,462	49,007
	NovaTek PJSC	Oil, Gas & Consumable Fuels	8,651	111,545
	Novorossiysk Commercial Sea Port PJSC	Transportation Infrastructure	65,912	8,975
	OAO TMK	Energy Equipment & Services	7,350	10,475
a	PhosAgro PJSC, GDR, Reg S	Chemicals	2,606	37,891
	Rosneft PJSC	Oil, Gas & Consumable Fuels	14,147	77,427
	Rostelecom PJSC	Diversified Telecommunication Services	17,760	20,972
b	RussNeft PJSC	Oil, Gas & Consumable Fuels	1,053	10,521
	Safmar Financial Investment	Consumer Finance	768	9,670
	Sberbank of Russia PJSC	Banks	98,663	433,946
	Severstal PJSC	Metals & Mining	4,185	63,590
	Sistema PJSFC	Wireless Telecommunication Services	58,613	11,998
	Surgutneftegas OAO	Oil, Gas & Consumable Fuels	77,940	38,740
	Tatneft PAO	Oil, Gas & Consumable Fuels	15,364	163,607
	Unipro PJSC	Independent Power and Renewable Electricity Producers	283,264	14,262
b	Uralkali	Chemicals	6,983	13,420
	VTB Bank PJSC	Banks	72,505,052	64,851

	Total Common Stocks (Cost $2,242,833)			2,277,464

	Preferred Stocks 5.8%
	Russia 5.8%
c	Bashneft PJSC, 8.645%, pfd.	Oil, Gas & Consumable Fuels	402	11,994
c	Mechel, 7.127%, pfd.	Metals & Mining	1,989	4,990
c	Surgutneftegas OAO, 2.028%, pfd.	Oil, Gas & Consumable Fuels	83,917	43,184
c	Tatneft PJSC, 13.388%, pfd., 3	Oil, Gas & Consumable Fuels	1,527	11,021
c	Transneft PJSC, 4.605%, pfd.	Oil, Gas & Consumable Fuels	23	70,980

	Total Preferred Stocks (Cost $141,028)			142,169

	Total Investments (Cost $2,383,861) 99.8%			2,419,633
	Other Assets, less Liabilities 0.2%			4,048

	Net Assets 100.0%			$2,423,681

See Abbreviations on page 250.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $80,234, representing 3.3% of net assets.

bNon-income producing.

cVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE South Korea ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.75

Income from investment operations[b]:

Net investment income[c]	0.10

Net realized and unrealized gains (losses)	0.40

Total from investment operations	0.50

Less distributions from net investment income	(0.27)

Net asset value, end of year	$25.98

Total return[d]	1.95%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	0.94%

Supplemental data

Net assets, end of year (000’s)	$25,981

Portfolio turnover rate[f]	3.85%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

204	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE South Korea ETF

		Industry	Shares	Value

	Common Stocks and Other Equity Interests 95.4%
	South Korea 95.4%
	Amorepacific Corp.	Personal Products	1,140	$339,037
	AmorePacific Group	Personal Products	1,040	138,550
	BGF Co. Ltd.	Industrial Conglomerates	980	12,045
	BGF Retail Co. Ltd.	Food & Staples Retailing	230	36,467
	BNK Financial Group Inc.	Banks	10,630	103,717
a	Celltrion Healthcare Co.,Ltd	Health Care Providers & Services	1,660	165,860
a	Celltrion Inc.	Biotechnology	2,830	821,733
	Cheil Worldwide Inc.	Media	2,600	43,907
	CJ CheilJedang Corp.	Food Products	270	81,438
	CJ Corp.	Industrial Conglomerates	460	68,618
a	CJ Logistics Corp.	Road & Rail	270	34,830
	Coway Co. Ltd.	Household Durables	1,890	159,229
	Daelim Industrial Co. Ltd.	Construction & Engineering	990	69,102
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	6,660	32,928
	DB Insurance Co. Ltd.	Insurance	1,690	103,058
	DGB Financial Group Inc.	Banks	5,770	63,065
	Dongsuh Cos. Inc.	Food & Staples Retailing	1,050	26,449
	Doosan Corp.	Industrial Conglomerates	350	34,970
a	Doosan Heavy Industries & Construction Co. Ltd.	Electrical Equipment	2,280	34,011
a	Doosan Infracore Co. Ltd.	Machinery	4,980	45,179
	E-MART Inc.	Food & Staples Retailing	730	187,311
	GS Engineering & Construction Corp.	Construction & Engineering	1,610	44,710
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	1,850	107,782
	GSretail Co. Ltd.	Food & Staples Retailing	990	30,325
	Hana Financial Group Inc.	Banks	10,630	456,255
	Hankook Tire Co. Ltd.	Auto Components	2,700	135,773
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	250	119,852
	Hanmi Science Co. Ltd.	Pharmaceuticals	480	41,880
	Hanon Systems	Auto Components	5,860	62,949
	Hanssem Co. Ltd.	Household Durables	370	53,631
	Hanwha Chemical Corp.	Chemicals	2,960	82,754
	Hanwha Corp.	Industrial Conglomerates	1,790	65,746
	Hanwha Life Insurance Co. Ltd.	Insurance	10,000	58,073
a	Hanwha Techwin Co. Ltd.	Aerospace & Defense	1,300	36,101
	Hite Jinro Co. Ltd.	Beverages	1,140	24,011
	Hotel Shilla Co. Ltd.	Specialty Retail	1,120	100,767
	Hyosung Corp.	Chemicals	860	98,837
a	Hyundai Construction Equipment Co. Ltd.	Machinery	220	36,636
	Hyundai Department Store Co. Ltd.	Multiline Retail	570	49,519
	Hyundai Development Co-Engineering & Construction	Construction & Engineering	2,110	76,114
a	Hyundai Electric & Energy Systems Co. Ltd.	Electrical Equipment	230	17,802
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	2,640	108,235
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	670	106,229
a	Hyundai Heavy Industries Co. Ltd.	Machinery	1,517	187,864
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	2,250	82,114
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	380	35,651
	Hyundai Mobis Co. Ltd.	Auto Components	2,370	532,522
	Hyundai Motor Co.	Automobiles	5,220	702,758
a	Hyundai Robotics Co. Ltd.	Machinery	380	155,615
	Hyundai Steel Co.	Metals & Mining	2,730	130,622
	Hyundai Wia Corp.	Auto Components	590	30,610
	Industrial Bank of Korea	Banks	9,620	138,537
	Kakao Corp.	Internet Software & Services	1,680	208,049
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	3,830	101,328
	KB Financial Group Inc.	Banks	14,510	826,304
	KCC Corp.	Building Products	200	64,828
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	790	33,723
	Kia Motors Corp.	Automobiles	9,340	271,639

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value

	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
a	Korea Aerospace Industries Ltd.	Aerospace & Defense	2,360	$110,594
	Korea Electric Power Corp.	Electric Utilities	9,270	285,692
a	Korea Gas Corp.	Gas Utilities	1,010	45,909
	Korea Investment Holdings Co. Ltd.	Capital Markets	1,420	110,174
	Korea Zinc Co. Ltd.	Metals & Mining	360	161,779
	Korean Air Lines Co. Ltd.	Airlines	1,790	56,761
	KT&G Corp.	Tobacco	4,010	376,208
	Kumho Petrochemical Co. Ltd.	Chemicals	650	58,786
	LG Chem Ltd.	Chemicals	1,650	596,749
	LG Corp.	Industrial Conglomerates	3,260	263,332
	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	8,110	198,965
	LG Electronics Inc.	Household Durables	3,900	400,647
	Lg Hausys Ltd.	Building Products	230	16,896
	LG Household & Health Care Ltd.	Personal Products	320	362,661
	LG Uplus Corp.	Diversified Telecommunication Services	7,010	80,563
	Lotte Chemical Corp.	Chemicals	530	215,302
	Lotte Chilsung Beverage Co. Ltd.	Beverages	10	14,392
	Lotte Confectionery Co. Ltd.	Food Products	60	9,794
a	Lotte Corp.	Industrial Conglomerates	1,080	64,340
	LOTTE Fine Chemical Co. Ltd.	Chemicals	660	43,777
	Lotte Shopping Co. Ltd.	Multiline Retail	360	79,201
	LS Corp.	Electrical Equipment	650	45,431
	Mando Corp.	Auto Components	250	54,414
	Mirae Asset Daewood Co. Ltd.	Capital Markets	15,280	132,171
	Naver Corp.	Internet Software & Services	970	720,743
	NCsoft Corp.	Software	630	248,241
	Netmarble Games Corp.	Software	660	94,737
	NH Investment & Securities Co. Ltd.	Capital Markets	4,680	62,128
a	NHN Entertainment Corp.	Software	370	23,535
	Nongshim Co. Ltd.	Food Products	120	34,450
	OCI Co. Ltd.	Chemicals	660	97,214
	Orion Corp.	Food Products	780	93,667
	Ottogi Corp.	Food Products	50	33,399
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	1,700	33,493
	POSCO	Metals & Mining	2,470	754,278
	Posco Daewoo Corp.	Trading Companies & Distributors	1,840	39,531
	S-1 Corp.	Commercial Services & Supplies	710	65,878
	S-Oil Corp.	Oil, Gas & Consumable Fuels	1,480	166,620
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	480	219,308
	Samsung C&T Corp.	Industrial Conglomerates	2,620	344,122
	Samsung Card Co. Ltd.	Consumer Finance	1,100	36,997
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	2,020	199,934
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	1,950	4,502,252
a	Samsung Engineering Co. Ltd.	Construction & Engineering	5,720	97,131
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	1,190	301,994
a	Samsung Heavy Industries Co. Ltd.	Machinery	9,510	68,878
a	Samsung Heavy Industries Co. Ltd., rts., 4/13/18	Machinery	5,251	9,606
	Samsung Life Insurance Co. Ltd.	Insurance	2,300	250,305
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	1,910	344,943
	Samsung SDS Co. Ltd.	IT Services	1,160	278,056
	Samsung Securities Co. Ltd.	Capital Markets	2,270	83,802
	Shinhan Financial Group Co. Ltd.	Banks	16,590	711,289
	Shinsegae Co. Ltd.	Multiline Retail	240	80,495
a	SillaJen Inc.	Biotechnology	1,870	187,719
	SK Holdings Co. Ltd.	Industrial Conglomerates	1,200	333,239
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	19,430	1,481,995
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	2,190	433,521

206	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

		Industry	Shares	Value

	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	SK Networks Co. Ltd.	Trading Companies & Distributors	5,600	$30,367
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	820	179,632
	SKC Co. Ltd.	Chemicals	660	23,684
	Woori Bank	Banks	18,450	253,581
	Yuhan Corp.	Pharmaceuticals	310	64,565

	Total Common Stocks and Other Equity Interests (Cost $25,645,374)			24,787,516

	Preferred Stocks 4.2%
	South Korea 4.2%
b	Amorepacific Corp., 0.781%, pfd.	Personal Products	390	60,189
b	CJ CheilJedang Corp., 2.268%, pfd.	Food Products	50	6,309
b	Hanwha Corp., 3.868%, pfd.	Industrial Conglomerates	770	12,064
b	Hyundai Motor Co., 4.404%, pfd., 2	Automobiles	1,370	119,661
b	Hyundai Motor Co., 4.737%, pfd.	Automobiles	850	68,182
b	LG Chem Ltd., 2.756%, pfd.	Chemicals	290	59,720
b	LG Electronics Inc., 1.006%, pfd.	Household Durables	650	27,289
b	LG Household & Health Care Ltd., 1.260%, pfd.	Personal Products	80	53,889
b	Samsung Electronics Co. Ltd., 2.071%, pfd.	Technology Hardware, Storage & Peripherals	350	669,856
b	Samsung Fire & Marine Insurance Co. Ltd., 5.423%, pfd.	Insurance	100	17,309

	Total Preferred Stocks (Cost $1,124,105)			1,094,468

	Total Investments (Cost $26,769,479) 99.6%			25,881,984
	Other Assets, less Liabilities 0.4%			98,740

	Net Assets 100.0%			$25,980,724

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Kospi 200 Mini	Long	5	$73,788	4/12/18	$60

Total Futures Contracts					$60

*As of period end.

See Note 7 other derivative information.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	207

Franklin FTSE South Korea ETF (continued)

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Switzerland ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.56

Income from investment operations[b]:

Net investment income[c]	0.22

Net realized and unrealized gains (losses)	(0.67)

Total from investment operations	(0.45)

Net asset value, end of year	$23.11

Total return[d]	(1.91)%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	6.54%

Supplemental data

Net assets, end of year (000’s)	$2,311

Portfolio turnover rate[f]	2.72%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

208	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Switzerland ETF

		Industry	Shares	Value
	Common Stocks 99.6%
	Austria 0.5%
	AMS AG	Semiconductors & Semiconductor Equipment	117	$12,201

	Switzerland 99.1%
	ABB Ltd.	Electrical Equipment	3,446	81,760
	Adecco Group AG	Professional Services	360	25,564
a	Aryzta AG	Food Products	185	4,105
	Baloise Holding AG	Insurance	100	15,257
	Banque Cantonale Vaudoise	Banks	6	4,843
	Barry Callebaut AG	Food Products	4	7,803
	Chocoladefabriken Lindt & Spruengli AG	Food Products	5	30,937
a	Clariant AG	Chemicals	416	9,909
	Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	921	82,482
a	Credit Suisse Group AG	Capital Markets	4,589	76,627
	DKSH Holding AG	Professional Services	56	4,538
a	Dufry AG	Specialty Retail	70	9,148
	EMS-Chemie Holding AG	Chemicals	15	9,445
	Flughafen Zurich AG	Transportation Infrastructure	41	9,025
	Geberit AG	Building Products	79	34,847
	Georg Fischer AG	Machinery	9	12,011
	Givaudan AG	Chemicals	20	45,447
	Helvetia Holding AG	Insurance	14	8,326
a	Julius Baer Group Ltd.	Capital Markets	470	28,830
	Kuehne + Nagel International AG	Marine	109	17,108
a	LafargeHolcim Ltd., B	Construction Materials	1,016	55,490
	Logitech International SA	Technology Hardware, Storage & Peripherals	314	11,463
a	Lonza Group AG	Life Sciences Tools & Services	161	37,863
	Nestle SA	Food Products	5,840	461,175
	Novartis AG	Pharmaceuticals	4,114	331,921
a	OC Oerlikon Corp. AG	Machinery	422	7,426
	Pargesa Holding SA, B	Diversified Financial Services	61	5,395
	Partners Group Holding AG	Capital Markets	36	26,692
	PSP Swiss Property AG	Real Estate Management & Development	86	8,370
	Roche Holding AG	Pharmaceuticals	1,360	311,319
	Schindler Holding AG, PC	Machinery	87	18,716
	Schindler Holding AG	Machinery	43	8,981
	SGS SA	Professional Services	11	26,972
	Sika AG	Chemicals	5	39,082
	Sonova Holding AG	Health Care Equipment & Supplies	111	17,596
	Straumann Holding AG	Health Care Equipment & Supplies	22	13,830
	Sulzer AG	Machinery	27	3,539
	Swatch Group AG	Textiles, Apparel & Luxury Goods	170	37,381
a	Swiss Life Holding AG	Insurance	74	26,297
a	Swiss Prime Site AG	Real Estate Management & Development	154	14,868
	Swiss Re AG	Insurance	616	62,578
	Swisscom AG	Diversified Telecommunication Services	49	24,234
a	Temenos Group AG	Software	115	13,738
a	UBS Group AG	Capital Markets	5,817	102,022
	Vifor Pharma AG	Pharmaceuticals	113	17,376
a	Zurich Insurance Group AG	Insurance	266	87,056

				2,289,392

	Total Investments (Cost $2,368,587) 99.6%			2,301,593
	Other Assets, less Liabilities 0.4%			9,201

	Net Assets 100.0%			$2,310,794

aNon-income producing.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	209

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Taiwan ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.59

Income from investment operations[b]:

Net investment loss[c]	(0.02)

Net realized and unrealized gains (losses)	0.77

Total from investment operations	0.75

Net asset value, end of year	$26.34

Total return[d]	2.93%

Ratios to average net assets[e]

Total expenses	0.19%

Net investment loss	(0.19)%

Supplemental data

Net assets, end of year (000’s)	$5,268

Portfolio turnover rate[f]	3.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

210	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE Taiwan ETF

		Industry	Shares	Value

	Common Stocks 100.0%
	Taiwan 100.0%
a	Acer Inc.	Technology Hardware, Storage & Peripherals	28,000	$23,720
	Advanced Semiconductor Engineering Inc.	Semiconductors & Semiconductor Equipment	68,000	97,953
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	4,000	28,810
	Asia Cement Corp.	Construction Materials	23,000	22,521
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	7,000	66,262
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	86,000	40,114
	Capital Securities Corp.	Capital Markets	21,000	8,103
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	7,000	85,468
	Cathay Financial Holding Co. Ltd.	Insurance	78,000	140,447
	Chang Hwa Commercial Bank Ltd.	Banks	60,000	34,880
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	18,000	29,046
	Cheng Uei Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	4,000	5,590
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	6,000	15,454
a	China Airlines Ltd.	Airlines	26,000	9,631
	China Development Financial Holding Corp.	Banks	136,000	48,043
	China Life Insurance Co. Ltd.	Insurance	24,000	24,735
	China Motor Corp.	Automobiles	7,000	6,602
	China Steel Corp.	Metals & Mining	125,000	100,533
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	38,000	147,272
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	41,000	28,053
	CTBC Financial Holding Co. Ltd.	Banks	182,000	132,332
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	21,000	93,991
	E.Sun Financial Holding Co. Ltd.	Banks	95,000	63,698
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	23,459
a	Epistar Corp.	Semiconductors & Semiconductor Equipment	10,000	14,645
	Eternal Materials Co. Ltd.	Chemicals	10,000	10,135
	EVA Airways Corp.	Airlines	21,000	10,840
a	Evergreen Marine Corp. Taiwan Ltd.	Marine	18,936	9,839
	Far Eastern International Bank	Banks	19,000	6,412
	Far Eastern New Century Corp.	Industrial Conglomerates	38,000	34,472
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	16,000	42,913
	Feng Hsin Steel Co. Ltd.	Metals & Mining	4,000	8,163
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	13,427
	First Financial Holding Co. Ltd.	Banks	95,000	66,142
	Formosa Chemicals & Fibre Corp.	Chemicals	34,000	126,522
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	14,000	56,899
	Formosa Plastics Corp.	Chemicals	48,000	171,211
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	11,009
	Foxconn Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	11,000	30,031
	Fubon Financial Holding Co. Ltd.	Diversified Financial Services	73,000	125,685
	Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	3,000	15,742
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	2,100	32,771
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	148,000	449,223
a	HTC Corp.	Technology Hardware, Storage & Peripherals	7,000	16,349
	Hua Nan Financial Holdings Co. Ltd.	Banks	81,000	48,894
	Innolux Corp.	Electronic Equipment, Instruments & Components	85,000	38,190
	Inventec Corp.	Technology Hardware, Storage & Peripherals	30,000	23,819
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	1,010	116,044
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	21,000	29,818
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	15,000	175,172
	Mega Financial Holding Co. Ltd.	Banks	109,000	94,207
	Nan Ya Plastics Corp.	Chemicals	56,000	156,724
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	8,000	25,243
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	6,000	27,266
a	OBI Pharma Inc.	Biotechnology	1,000	6,242
	Oriental Union Chemical Corp.	Chemicals	7,000	7,226
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	20,000	50,074

libertyshares.com	Annual Report	211

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

		Industry	Shares	Value

	Common Stocks (continued)
	Taiwan (continued)
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	26,000	$35,134
	President Chain Store Corp.	Food & Staples Retailing	5,400	54,450
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	26,000	52,701
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,000	22,293
	Shin Kong Financial Holding Co. Ltd.	Insurance	76,000	30,106
	Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	22,000	38,330
	SinoPac Financial Holdings Co. Ltd.	Banks	101,000	35,852
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	13,000	19,395
	Taishin Financial Holding Co. Ltd.	Banks	97,000	47,407
	Taiwan Business Bank	Banks	39,000	11,664
	Taiwan Cement Corp.	Construction Materials	35,000	43,875
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	88,000	51,912
	Taiwan Fertilizer Co. Ltd.	Chemicals	7,000	9,375
a	Taiwan Glass Industry Corp.	Building Products	16,000	10,289
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	21,000	16,133
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	16,000	60,363
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	3,000	9,301
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	123,000	1,044,089
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	18,000	15,156
a	TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	3,000	7,491
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	3,000	8,890
	U-Ming Marine Transport Corp.	Marine	4,000	4,843
	Uni-President Enterprises Corp.	Food Products	48,000	113,592
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	14,000	9,051
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	116,000	61,666
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	9,000	20,681
	Walsin Lihwa Corp.	Electrical Equipment	30,000	18,006
	Wan Hai Lines Ltd.	Marine	9,000	5,541
	Wistron Corp.	Technology Hardware, Storage & Peripherals	26,000	22,204
	Yuanta Financial Holding Co. Ltd.	Capital Markets	113,000	51,739
	Yulon Motor Co. Ltd.	Automobiles	9,000	6,976

	Total Investments (Cost $5,118,351) 100.0%			5,266,571
	Other Assets, less Liabilities 0.0%†			1,707

	Net Assets 100.0%			$5,268,278

†Rounds to less than 0.1% of net assets.

aNon-income producing.

212	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

Franklin FTSE Taiwan ETF (continued)

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE United Kingdom ETF

Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.89

Income from investment operations[b]:

Net investment income[c]	0.38

Net realized and unrealized gains (losses)	0.07

Total from investment operations	0.45

Less distributions from net investment income	(0.11)

Net asset value, end of year	$25.23

Total return[d]	1.80%

Ratios to average net assets[e]

Total expenses	0.09%

Net investment income	3.68%

Supplemental data

Net assets, end of year (000’s)	$2,523

Portfolio turnover rate[f]	1.61%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	213

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2018

Franklin FTSE United Kingdom ETF

		Industry		Shares	Value
	Common Stocks 99.1%
	Germany 0.4%
	TUI AG	Hotels, Restaurants & Leisure		404	$8,660

	Ireland 1.7%
	CRH PLC	Construction Materials		780	26,359
	Paddy Power Betfair PLC	Hotels, Restaurants & Leisure		78	7,988
	Smurfit Kappa Group PLC	Containers & Packaging		220	8,894

					43,241

	Russia 0.2%
	Evraz PLC	Metals & Mining		420	2,560
	Polymetal International PLC	Metals & Mining		238	2,450

					5,010

	South Africa 0.2%
	Investec PLC	Capital Markets		590	4,549

	Switzerland 2.4%
a	Coca-Cola HBC AG	Beverages		182	6,725
a	Glencore PLC	Metals & Mining		10,934	54,266

					60,991

	United Arab Emirates 0.1%
	NMC Health PLC	Health Care Providers & Services		74	3,529

	United Kingdom 93.7%
	3i Group PLC	Capital Markets		904	10,893
	Admiral Group PLC	Insurance		188	4,863
	Anglo American PLC	Metals & Mining		920	21,436
	Antofagasta PLC	Metals & Mining		322	4,160
	Ashmore Group PLC	Capital Markets		356	1,901
	Ashtead Group PLC	Trading Companies & Distributors		462	12,573
	Associated British Foods PLC	Food Products		336	11,741
	AstraZeneca PLC	Pharmaceuticals		1,186	81,447
	Auto Trader Group PLC	Internet Software & Services		876	4,308
	Aviva PLC	Insurance		3,732	25,962
	B&M European Value Retail SA	Multiline Retail		800	4,391
	Babcock International Group PLC	Commercial Services & Supplies		234	2,195
	BAE Systems PLC	Aerospace & Defense		2,998	24,451
	Barclays PLC	Banks		15,928	46,140
	Barratt Developments PLC	Household Durables		928	6,905
	Bellway PLC	Household Durables		114	4,876
	BHP Billiton PLC	Metals & Mining		1,956	38,513
	BP PLC	Oil, Gas & Consumable Fuels		18,020	121,147
	British American Tobacco PLC	Tobacco		2,138	123,896
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	936	8,430
	BT Group PLC	Diversified Telecommunication Services		7,876	25,135
	Bunzl PLC	Trading Companies & Distributors		312	9,169
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		396	9,421
	Capital & Counties Properties PLC	Real Estate Management & Development		678	2,587
	Centrica PLC	Multi-Utilities		5,228	10,429
a	Cobham PLC	Aerospace & Defense		2,220	3,827
	Compass Group PLC	Hotels, Restaurants & Leisure		1,484	30,300
	ConvaTec Group PLC	Health Care Equipment & Supplies		1,218	3,402
	Croda International PLC	Chemicals		118	7,561
	CYBG PLC	Banks		820	3,386
	DCC PLC	Industrial Conglomerates		84	7,730
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	94	4,090
	Diageo PLC	Beverages		2,282	77,213
	Direct Line Insurance Group PLC	Insurance		1,276	6,825
	Dixons Carphone PLC	Specialty Retail		926	2,423

214	Annual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE United Kingdom (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	DS Smith PLC	Containers & Packaging		922	$6,087
	easyJet PLC	Airlines		202	4,547
	Experian PLC	Professional Services		868	18,721
	Ferguson PLC	Trading Companies & Distributors		236	17,725
	Fresnillo PLC	Metals & Mining		172	3,061
	G4S PLC	Commercial Services & Supplies		1,436	4,998
	GKN PLC	Auto Components		1,592	10,340
	GlaxoSmithKline PLC	Pharmaceuticals		4,526	88,506
	Halma PLC	Electronic Equipment, Instruments & Components		352	5,822
	Hammerson PLC	Equity Real Estate Investment Trusts (REITs	)	736	5,540
	Hargreaves Lansdown PLC	Capital Markets		244	5,589
	Hikma Pharmaceuticals PLC	Pharmaceuticals		130	2,204
	Hiscox Ltd.	Insurance		250	5,106
	Howden Joinery Group PLC	Trading Companies & Distributors		560	3,620
	HSBC Holdings PLC	Banks		18,781	175,306
	IMI PLC	Machinery		250	3,788
	Imperial Brands PLC	Tobacco		890	30,288
	Inchcape PLC	Distributors		424	4,110
	Informa PLC	Media		762	7,681
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		178	10,657
	International Consolidated Airlines Group SA	Airlines		960	8,277
	Intertek Group PLC	Professional Services		150	9,806
	Intu Properties PLC	Equity Real Estate Investment Trusts (REITs	)	822	2,395
	ITV PLC	Media		3,456	6,989
	J Sainsbury PLC	Food & Staples Retailing		1,494	5,005
	John Wood Group PLC	Energy Equipment & Services		610	4,621
	Johnson Matthey PLC	Chemicals		176	7,510
a	Just Eat PLC	Internet Software & Services		532	5,212
a	KAZ Minerals PLC	Metals & Mining		200	2,407
	Kingfisher PLC	Specialty Retail		2,026	8,313
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	662	8,702
	Legal & General Group PLC	Insurance		5,624	20,339
	Lloyds Banking Group PLC	Banks		66,918	60,698
	London Stock Exchange Group PLC	Capital Markets		298	17,248
	Marks & Spencer Group PLC	Multiline Retail		1,508	5,716
	Mediclinic International PLC	Health Care Providers & Services		362	3,052
	Meggitt PLC	Aerospace & Defense		718	4,349
	Melrose Industries PLC	Electrical Equipment		1,760	5,703
	Merlin Entertainments PLC	Hotels, Restaurants & Leisure		652	3,170
	Micro Focus International PLC	Software		338	4,679
	Mondi PLC	Paper & Forest Products		340	9,134
	National Grid PLC	Multi-Utilities		3,196	35,965
	Next PLC	Multiline Retail		130	8,679
	Old Mutual PLC	Insurance		4,430	14,871
	Pearson PLC	Media		758	7,964
	Pennon Group PLC	Water Utilities		386	3,484
	Persimmon PLC	Household Durables		288	10,221
	Prudential PLC	Insurance		2,412	60,177
	Randgold Resources Ltd.	Metals & Mining		88	7,261
	Reckitt Benckiser Group PLC	Household Products		580	49,094
	RELX PLC	Professional Services		992	20,387
	Rentokil Initial PLC	Commercial Services & Supplies		1,706	6,502
	Rightmove PLC	Internet Software & Services		86	5,244
	Rio Tinto PLC	Metals & Mining		1,108	56,126
a	Rolls-Royce Holdings PLC	Aerospace & Defense		1,530	18,707
a	Royal Bank of Scotland Group PLC	Banks		2,990	10,855
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		4,300	134,726
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		3,508	112,052
	Royal Mail PLC	Air Freight & Logistics		850	6,448

libertyshares.com	Annual Report	215

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE United Kingdom (continued)

	Industry		Shares	Value
Common Stocks (continued)
United Kingdom (continued)
RPC Group PLC	Containers & Packaging		378	$4,100
RSA Insurance Group PLC	Insurance		946	8,360
Schroders PLC	Capital Markets		104	4,657
Segro PLC	Equity Real Estate Investment Trusts (REITs	)	926	7,810
Severn Trent PLC	Water Utilities		220	5,691
Shire PLC	Biotechnology		830	41,572
Sky PLC	Media		966	17,583
Smith & Nephew PLC	Health Care Equipment & Supplies		818	15,273
Smiths Group PLC	Industrial Conglomerates		368	7,813
Spirax-Sarco Engineering PLC	Machinery		74	5,974
SSE PLC	Electric Utilities		950	17,005
St. James’s Place Capital PLC	Capital Markets		484	7,377
Standard Chartered PLC	Banks		2,514	25,134
Standard Life Aberdeen PLC	Diversified Financial Services		2,526	12,746
Tate & Lyle PLC	Food Products		426	3,255
Taylor Wimpey PLC	Household Durables		3,014	7,805
Tesco PLC	Food & Staples Retailing		8,940	25,822
The Berkeley Group Holdings PLC	Household Durables		118	6,272
The Sage Group PLC	Software		1,010	9,056
Travis Perkins PLC	Trading Companies & Distributors		234	4,051
Unilever PLC	Personal Products		1,078	59,816
United Utilities Group PLC	Water Utilities		634	6,363
Vodafone Group PLC	Wireless Telecommunication Services		24,960	68,004
Weir Group PLC	Machinery		208	5,820
Whitbread PLC	Hotels, Restaurants & Leisure		170	8,824
William Hill PLC	Hotels, Restaurants & Leisure		794	3,679
William Morrison Supermarkets PLC	Food & Staples Retailing		2,124	6,361
WPP PLC	Media		1,142	18,143

				2,363,876

United States 0.4%
Carnival PLC	Hotels, Restaurants & Leisure		168	10,794

Total Investments (Cost $2,492,175) 99.1%				2,500,650
Other Assets, less Liabilities 0.9%				22,177

Net Assets 100.0%				$2,522,827

aNon-income producing.

216	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2018

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$9,445,577	$2,611,241	$44,406,130	$2,532,512

Value – Unaffiliated issuers	$9,430,039	$2,436,573	$44,481,053	$2,366,657
Cash	1,462	171	1,915	765
Foreign currency, at value (cost $3,915, $19,477, $87,719 and $5,536, respectively)	3,938	19,421	87,022	5,575
Receivables:
Investment securities sold	7,539	—	—	—
Dividends	9,350	10,576	53,171	4,253

Total assets	9,452,328	2,466,741	44,623,161	2,377,250

Liabilities:
Payables:
Investment securities purchased	—	—	22,370	—
Management fees	1,553	195	7,268	182
Deferred tax	40	—	—	—
Accrued expenses and other liabilities	—	—	473	—

Total liabilities	1,593	195	30,111	182

Net assets, at value	$9,450,735	$2,466,546	$44,593,050	$2,377,068

Net assets consist of:
Paid-in capital	$9,470,271	$2,599,290	$44,291,182	$2,529,136
Undistributed net investment income	6,112	43,205	348,056	14,773
Net unrealized appreciation (depreciation)	(15,572)	(174,893)	73,350	(165,809)
Accumulated net realized gain (loss)	(10,076)	(1,056)	(119,538)	(1,032)

Net assets, at value	$9,450,735	$2,466,546	$44,593,050	$2,377,068

Shares outstanding	400,000	100,000	1,600,000	100,000

Net asset value per share	$23.63	$24.67	$27.87	$23.77

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	217

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2018

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$32,419,768	$105,569,505	$33,973,938	$2,528,103

Value – Unaffiliated issuers	$31,162,078	$104,371,643	$33,094,820	$2,527,080
Cash	13,953	9,050	4,347	739
Foreign currency, at value (cost $18,303, $249,182, $76,437 and $1,698, respectively)	18,305	247,261	75,955	1,701
Receivables:
Investment securities sold	2,242	—	351,492	—
Dividends	4	260,674	83,215	3,724
Variation margin on futures contracts	—	6,269	—	—
Deposits with brokers for futures contracts	—	24,433	13,162	—
Unrealized appreciation on OTC forward exchange contracts	—	—	88,763	—

Total assets	31,196,582	104,919,330	33,711,754	2,533,244

Liabilities:
Payables:
Investment securities purchased	—	—	—	—
Management fees	5,225	8,057	2,559	195
Variation margin on futures contracts	—	—	7,433	—
Unrealized depreciation on OTC forward exchange contracts	—	—	273,732	—
Accrued expenses and other liabilities	—	615	152	—

Total liabilities	5,225	8,672	283,876	195

Net assets, at value	$31,191,357	$104,910,658	$33,427,878	$2,533,049

Net assets consist of:
Paid-in capital	$32,494,727	$105,431,167	$34,927,597	$2,532,072
Undistributed net investment income	—	702,383	—	2,625
Distributions in excess of net investment income	—	—	(402,369)	—
Accumulated net investment loss	(11,229)	—	—	—
Net unrealized appreciation (depreciation)	(1,257,688)	(1,204,509)	(1,066,507)	(986)
Accumulated net realized gain (loss)	(34,453)	(18,383)	(30,843)	(662)

Net assets, at value	$31,191,357	$104,910,658	$33,427,878	$2,533,049

Shares outstanding	1,200,000	4,200,000	1,400,000	100,000

Net asset value per share	$25.99	$24.98	$23.88	$25.33

218	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2018

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$2,555,777	$7,588,352	$2,375,206	$2,554,100

Value – Unaffiliated issuers	$2,457,423	$7,828,829	$2,267,145	$2,625,488
Cash	137	409	6,459	48
Foreign currency, at value (cost $1,874, $8,702, $379 and $38, respectively)	1,859	8,701	379	38
Receivables:
Dividends	759	14,808	377	1,483

Total assets	2,460,178	7,852,747	2,274,360	2,627,057

Liabilities:
Payables:
Management fees	189	613	372	201

Total liabilities	189	613	372	201

Net assets, at value	$2,459,989	$7,852,134	$2,273,988	$2,626,856

Net assets consist of:
Paid-in capital	$2,554,846	$7,600,688	$2,382,811	$2,550,711
Undistributed net investment income	5,376	27,702	2,164	5,919
Net unrealized appreciation (depreciation)	(98,379)	240,471	(108,062)	71,421
Accumulated net realized gain (loss)	(1,854)	(16,727)	(2,925)	(1,195)

Net assets, at value	$2,459,989	$7,852,134	$2,273,988	$2,626,856

Shares outstanding	100,000	300,000	100,000	100,000

Net asset value per share	$24.60	$26.17	$22.74	$26.27

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Annual Report	219

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2018

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$100,696,705	$44,941,382	$2,475,741	$2,383,861

Value – Unaffiliated issuers	$95,180,826	$44,723,992	$2,492,666	$2,419,633
Cash	4,543	316	2,219	30,794
Foreign currency, at value (cost $43,985, $45,156, $3,064 and $-, respectively)	43,691	44,796	3,117	—
Receivables:
Investment securities sold	35,340	97,741	—	8,349
Dividends	811,563	384,411	125	230
Deposits with brokers for futures contracts	27,870	13,935	—	—
Unrealized appreciation on OTC forward exchange contracts	—	4,817	—	—

Total assets	96,103,833	45,270,008	2,498,127	2,459,006

Liabilities:
Payables:
Investment securities purchased	—	—	—	34,929
Management fees	7,310	3,427	405	396
Variation margin on futures contracts	14,340	9,353	—	—
Unrealized depreciation on OTC forward exchange contracts	—	59,527	—	—
Accrued expenses and other liabilities	—	635	—	—

Total liabilities	21,650	72,942	405	35,325

Net assets, at value	$96,082,183	$45,197,066	$2,497,722	$2,423,681

Net assets consist of:
Paid-in capital	$100,853,671	$47,422,041	$2,490,317	$2,389,833
Undistributed net investment income	798,554	—	4,480	—
Distributions in excess of net investment income	—	(1,934,972)	—	—
Accumulated net investment loss	—	—	—	(2)
Net unrealized appreciation (depreciation)	(5,509,189)	(268,166)	16,978	35,772
Accumulated net realized gain (loss)	(60,853)	(21,837)	(14,053)	(1,922)

Net assets, at value	$96,082,183	$45,197,066	$2,497,722	$2,423,681

Shares outstanding	3,600,000	1,800,000	100,000	100,000

Net asset value per share	$26.69	$25.11	$24.98	$24.24

220	Annual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2018

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$26,769,479	$2,368,587	$5,118,351	$2,492,175

Value – Unaffiliated issuers	$25,881,984	$2,301,593	$5,266,571	$2,500,650
Cash	4,898	854	1,497	1,198
Foreign currency, at value (cost $24,510, $3,348, $1,060 and $7,130, respectively)	24,799	3,326	1,060	7,073
Receivables:
Investment securities sold	42,950	—	—	—
Dividends	62,743	5,199	—	14,146
Deposits with brokers for futures contracts	5,534	—	—	—

Total assets	26,022,908	2,310,972	5,269,128	2,523,067

Liabilities:
Payables:
Investment securities purchased	35,488	—	—	—
Management fees	1,983	178	850	193
Variation margin on futures contracts	4,713	—	—	—
Accrued expenses and other liabilities	—	—	—	47

Total liabilities	42,184	178	850	240

Net assets, at value	$25,980,724	$2,310,794	$5,268,278	$2,522,827

Net assets consist of:
Paid-in capital	$26,906,909	$2,355,977	$5,127,889	$2,489,094
Undistributed net investment income	—	22,210	—	28,168
Distributions in excess of net investment income	(1,809)	—	—	—
Accumulated net investment loss	—	—	(3,621)	—
Net unrealized appreciation (depreciation)	(886,880)	(67,085)	148,220	8,468
Accumulated net realized gain (loss)	(37,496)	(308)	(4,210)	(2,903)

Net assets, at value	$25,980,724	$2,310,794	$5,268,278	$2,522,827

Shares outstanding	1,000,000	100,000	200,000	100,000

Net asset value per share	$25.98	$23.11	$26.34	$25.23

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2018a,b,c

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment income:
Dividends: (net of foreign taxes)[d]
Unaffiliated issuers	$17,415	$56,025	$385,483	$26,215

Total investment income	17,415	56,025	385,483	26,215

Expenses:
Management fees (Note 3a)	2,643	997	15,525	952
Other	—	—	474	—

Total expenses	2,643	997	15,999	952

Net investment income	14,772	55,028	369,484	25,263

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(10,076)	(1,615)	(119,538)	(1,032)
In-kind redemptions	—	106,799	—	153,213
Foreign currency transactions	(8,660)	(348)	(852)	(27)

Net realized gain (loss)	(18,736)	104,836	(120,390)	152,154

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(15,618)	(174,668)	74,923	(165,855)
Translation of other assets and liabilities denominated in foreign currencies	6	(225)	(1,573)	46
Change in deferred taxes on unrealized appreciation	40	—	—	—

Net change in unrealized appreciation (depreciation)	(15,572)	(174,893)	73,350	(165,809)

Net realized and unrealized gain (loss)	(34,308)	(70,057)	(47,040)	(13,655)

Net increase (decrease) in net assets resulting from operations	$(19,536)	$(15,029)	$322,444	$11,608

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018 for Franklin FTSE Australia ETF and Franklin FTSE Canada ETF.

bFor the period November 3, 2017 (commencement of operations) to March 31, 2018 for Franklin FTSE Brazil ETF.

cFor the period February 6, 2018 (commencement of operations) to March 31, 2018 for Franklin FTSE Asia ex Japan ETF.

[d]Foreign taxes withheld on dividends	$1,515	$718	$35,058	$4,626

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FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2018a

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Investment income:
Dividends: (net of foreign taxes)[b]
Unaffiliated issuers	$5,887	$745,391	$239,599	$9,101

Total investment income	5,887	745,391	239,599	9,101

Expenses:
Management fees (Note 3a)	15,611	27,516	8,411	939
Other	—	1,281	152	—

Total expenses	15,611	28,797	8,563	939

Net investment income (loss)	(9,724)	716,594	231,036	8,162

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(34,453)	(15,706)	(28,425)	(662)
Foreign currency transactions	(1,169)	5,523	69	32
Futures contracts	—	939	(550)	—
Forward exchange contracts	—	—	(618,991)	—

Net realized gain (loss)	(35,622)	(9,244)	(647,897)	(630)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,257,690)	(1,197,862)	(879,118)	(1,023)
Translation of other assets and liabilities denominated in foreign currencies	2	(2,184)	(508)	37
Futures contracts	—	(4,463)	(1,912)	—
Forward exchange contracts	—	—	(184,969)	—

Net change in unrealized appreciation (depreciation)	(1,257,688)	(1,204,509)	(1,066,507)	(986)

Net realized and unrealized gain (loss)	(1,293,310)	(1,213,753)	(1,714,404)	(1,616)

Net increase (decrease) in net assets resulting from operations	$(1,303,034)	$(497,159)	$(1,483,368)	$6,546

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

[b]Foreign taxes withheld on dividends	$122	$72,489	$23,496	$1,571

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2018a,b

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Investment income:
Dividends: (net of foreign taxes)[c]
Unaffiliated issuers	$6,343	$51,057	$10,058	$11,653

Total investment income	6,343	51,057	10,058	11,653

Expenses:
Management fees (Note 3a)	934	2,916	644	956

Total expenses	934	2,916	644	956

Net investment income	5,409	48,141	9,414	10,697

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,854)	(16,727)	(2,925)	(1,195)
Foreign currency transactions	(33)	(825)	(7,250)	229

Net realized gain (loss)	(1,887)	(17,552)	(10,175)	(966)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(98,354)	240,477	(108,061)	71,388
Translation of other assets and liabilities denominated in foreign currencies	(25)	(6)	(1)	33

Net change in unrealized appreciation (depreciation)	(98,379)	240,471	(108,062)	71,421

Net realized and unrealized gain (loss)	(100,266)	222,919	(118,237)	70,455

Net increase (decrease) in net assets resulting from operations	$(94,857)	$271,060	$(108,823)	$81,152

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018 for Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF and Franklin FTSE Italy ETF.

bFor the period February 6, 2018 (commencement of operations) to March 31, 2018 for Franklin FTSE India ETF.

[c]Foreign taxes withheld on dividends	$1,014	$—	$—	$1,977

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2018a,b,c

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Investment income:
Dividends: (net of foreign taxes)[d]
Unaffiliated issuers	$829,767	$419,214	$14,099	$230

Total investment income	829,767	419,214	14,099	230

Expenses:
Management fees (Note 3a)	17,971	11,832	1,949	676
Other	—	661	—	—

Total expenses	17,971	12,493	1,949	676

Net investment income (loss)	811,796	406,721	12,150	(446)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(60,853)	(20,506)	(14,053)	(1,922)
Foreign currency transactions	2,265	2,317	13	—
Forward exchange contracts	—	(2,330,603)	—	—

Net realized gain (loss)	(58,588)	(2,348,792)	(14,040)	(1,922)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(5,515,879)	(217,390)	16,925	35,772
Translation of other assets and liabilities denominated in foreign currencies	(1,041)	(648)	53	—
Futures contracts	7,731	4,582	—	—
Forward exchange contracts	—	(54,710)	—	—

Net change in unrealized appreciation (depreciation)	(5,509,189)	(268,166)	16,978	35,772

Net realized and unrealized gain (loss)	(5,567,777)	(2,616,958)	2,938	33,850

Net increase (decrease) in net assets resulting from operations	$(4,755,981)	$(2,210,237)	$15,088	$33,404

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018 for Franklin FTSE Japan ETF and Franklin FTSE Japan Hedged ETF.

bFor the period November 3, 2017 (commencement of operations) to March 31, 2018 for Franklin FTSE Mexico ETF.

cFor the period February 6, 2018 (commencement of operations) to March 31, 2018 for Franklin FTSE Russia ETF.

[d]Foreign taxes withheld on dividends	$92,197	$46,579	$587	$41

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2018a,b

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment income:
Dividends: (net of foreign taxes)[c]
Unaffiliated issuers	$64,044	$22,647	$—	$39,369

Total investment income	64,044	22,647	—	39,369

Expenses:
Management fees (Note 3a)	5,604	308	3,997	940
Other	—	—	—	48

Total expenses	5,604	308	3,997	988

Net investment income (loss)	58,440	22,339	(3,997)	38,381

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(34,543)	(298)	(4,210)	(2,705)
Foreign currency transactions	(33,469)	(139)	(4,321)	505
Futures contracts	(2,922)	—	—	—

Net realized gain (loss)	(70,934)	(437)	(8,531)	(2,200)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(887,495)	(66,994)	148,220	8,475
Translation of other assets and liabilities denominated in foreign currencies	555	(91)	—	(7)
Futures contracts	60	—	—	—

Net change in unrealized appreciation (depreciation)	(886,880)	(67,085)	148,220	8,468

Net realized and unrealized gain (loss)	(957,814)	(67,522)	139,689	6,268

Net increase (decrease) in net assets resulting from operations	$(899,374)	$(45,183)	$135,692	$44,649

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018 for Franklin FTSE South Korea ETF, Franklin FTSE Taiwan ETF and Franklin FTSE  United Kingdom ETF.

bFor the period February 6, 2018 (commencement of operations) to March 31, 2018 for Franklin FTSE Switzerland ETF.

[c]Foreign taxes withheld on dividends	$18,063	$3,951	$—	$451

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
	Year Ended March 31, 2018[a]	Year Ended March 31, 2018[b]	Year Ended March 31,2018[c]	Year Ended March 31, 2018[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$14,772	$55,028	$369,484	$25,263
Net realized gain (loss)	(18,736)	104,836	(120,390)	152,154
Net change in unrealized appreciation (depreciation)	(15,572)	(174,893)	73,350	(165,809)

Net increase (decrease) in net assets resulting from operations	(19,536)	(15,029)	322,444	11,608

Distributions to shareholders from net investment income	—	(22,846)	(21,049)	(10,464)

Capital share transactions: (Note 2)	9,470,271	2,504,421	44,291,655	2,375,924

Net increase (decrease) in net assets	9,450,735	2,466,546	44,593,050	2,377,068
Net assets:
Beginning of year	—	—	—	—

End of year	$9,450,735	$2,466,546	$44,593,050	$2,377,068

Undistributed net investment income included in net assets, end of year	$6,112	$43,205	$348,056	$14,773

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

cFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
	Year Ended March 31, 2018[a]	Year Ended March 31, 2018[a]	Year Ended March 31, 2018[a]	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(9,724)	$716,594	$231,036	$8,162
Net realized gain (loss)	(35,622)	(9,244)	(647,897)	(630)
Net change in unrealized appreciation (depreciation)	(1,257,688)	(1,204,509)	(1,066,507)	(986)

Net increase (decrease) in net assets resulting from operations	(1,303,034)	(497,159)	(1,483,368)	6,546

Distributions to shareholders from net investment income and net foreign currency gains	(336)	(23,965)	(16,503)	(5,569)

Capital share transactions: (Note 2)	32,494,727	105,431,782	34,927,749	2,532,072

Net increase (decrease) in net assets	31,191,357	104,910,658	33,427,878	2,533,049
Net assets:
Beginning of year	—	—	—	—

End of year	$31,191,357	$104,910,658	$33,427,878	$2,533,049

Undistributed net investment income included in net assets, end of year	$—	$702,383	$—	$2,625

Distributions in excess of net investment income included in net assets, end of year	$—	$—	$(402,369)	$—

Accumulated net investment loss included in net assets, end of year	$(11,229)	$—	$—	$—

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
	Year Ended March 31, 2018[a]	Year Ended March 31, 2018[a]	Year Ended March 31, 2018[b]	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$5,409	$48,141	$9,414	$10,697
Net realized gain (loss)	(1,887)	(17,552)	(10,175)	(966)
Net change in unrealized appreciation (depreciation)	(98,379)	240,471	(108,062)	71,421

Net increase (decrease) in net assets resulting from operations	(94,857)	271,060	(108,823)	81,152

Distributions to shareholders from net investment income	—	(19,614)	—	(5,007)

Capital share transactions: (Note 2)	2,554,846	7,600,688	2,382,811	2,550,711

Net increase (decrease) in net assets	2,459,989	7,852,134	2,273,988	2,626,856
Net assets:
Beginning of year	—	—	—	—

End of year	$2,459,989	$7,852,134	$2,273,988	$2,626,856

Undistributed net investment income included in net assets, end of year	$5,376	$27,702	$2,164	$5,919

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
	Year Ended March 31, 2018[a]	Year Ended March 31, 2018[a]	Year Ended March 31, 2018[b]	Year Ended March 31, 2018[c]
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$811,796	$406,721	$12,150	$(446)
Net realized gain (loss)	(58,588)	(2,348,792)	(14,040)	(1,922)
Net change in unrealized appreciation (depreciation)	(5,509,189)	(268,166)	16,978	35,772

Net increase (decrease) in net assets resulting from operations	(4,755,981)	(2,210,237)	15,088	33,404

Distributions to shareholders from net investment income	(15,507)	(15,372)	(7,683)	—

Capital share transactions: (Note 2)	100,853,671	47,422,675	2,490,317	2,390,277

Net increase (decrease) in net assets	96,082,183	45,197,066	2,497,722	2,423,681
Net assets:
Beginning of year	—	—	—	—

End of year	$96,082,183	$45,197,066	$2,497,722	$2,423,681

Undistributed net investment income included in net assets, end of year	$798,554	$—	$4,480	$—

Distributions in excess of net investment income included in net assets, end of year	$—	$(1,934,972)	$—	$—

Accumulated net investment loss included in net assets, end of year	$—	$—	$—	$(2)

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

cFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
	Year Ended March 31, 2018[a]	Year Ended March 31, 2018[b]	Year Ended March 31, 2018[a]	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$58,440	$22,339	$(3,997)	$38,381
Net realized gain (loss)	(70,934)	(437)	(8,531)	(2,200)
Net change in unrealized appreciation (depreciation)	(886,880)	(67,085)	148,220	8,468

Net increase (decrease) in net assets resulting from operations	(899,374)	(45,183)	135,692	44,649

Distributions to shareholders from net investment income	(26,811)	—	—	(10,964)

Capital share transactions: (Note 2)	26,906,909	2,355,977	5,132,586	2,489,142

Net increase (decrease) in net assets	25,980,724	2,310,794	5,268,278	2,522,827
Net assets:
Beginning of year	—	—	—	—

End of year	$25,980,724	$2,310,794	$5,268,278	$2,522,827

Undistributed net investment income included in net assets, end of year	$—	$22,210	$—	$28,168

Distributions in excess of net investment income included in net assets, end of year	$(1,809)	$—	$—	$—

Accumulated net investment loss included in net assets, end of year	$—	$—	$(3,621)	$—

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-two separate funds, twenty of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective November 2, 2017, the Trust began offering shares of Franklin FTSE Australia ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE South Korea ETF, Franklin FTSE Taiwan ETF and Franklin FTSE United Kingdom ETF. Effective November 3, 2017, the Trust began offering shares of Franklin FTSE Brazil ETF and Franklin FTSE Mexico ETF. Effective February 6, 2018, the Trust began offering shares of Franklin FTSE Asia ex Japan ETF, Franklin FTSE India ETF, Franklin FTSE Russia ETF and Franklin FTSE Switzerland ETF. Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes. The Funds’ Statements of Investments have been adjusted to reflect investment values as of March 31, 2018 and converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time as of March 29, 2018.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in

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1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined

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according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by Franklin Advisers, Inc. as applicable, according to the terms of the unified management fee agreement.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin FTSE Asia ex Japan ETF[a]		Franklin FTSE Australia ETF[b]
	Shares	Amount	Shares	Amount

Year ended March 31, 2018
Shares sold	400,000	$9,470,271	550,000	$14,079,999
Shares redeemed	—	—	(450,000)	(11,575,578)

Net increase (decrease)	400,000	$9,470,271	100,000	$2,504,421

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE Brazil ETF[c]		Franklin FTSE Canada ETF[b]
	Shares	Amount	Shares	Amount

Year ended March 31, 2018
Shares sold	1,600,000	$44,291,655	500,000	$12,447,175
Shares redeemed	—	—	(400,000)	(10,071,251)

Net increase (decrease)	1,600,000	$44,291,655	100,000	2,375,924

	Franklin FTSE China ETF[b]		Franklin FTSE Europe ETF[b]
	Shares	Amount	Shares	Amount

Year ended March 31, 2018
Shares sold	1,200,000	$32,494,727	4,200,000	$105,431,782

	Franklin FTSE Europe Hedged ETF[b]		Franklin FTSE France ETF[b]
	Shares	Amount	Shares	Amount

Year ended March 31, 2018
Shares sold	1,400,000	$34,927,749	100,000	$2,532,072

	Franklin FTSE Germany ETF[b]		Franklin FTSE Hong Kong ETF[b]
	Shares	Amount	Shares	Amount

Year ended March 31, 2018
Shares sold	100,000	$2,554,846	300,000	$7,600,688

	Franklin FTSE India ETF[a]		Franklin FTSE Italy ETF[b]
	Shares	Amount	Shares	Amount

Year ended March 31, 2018
Shares sold	100,000	$2,382,811	100,000	$2,550,711

	Franklin FTSE Japan ETF[b]		Franklin FTSE Japan Hedged ETF[b]
	Shares	Amount	Shares	Amount

Year ended March 31, 2018
Shares sold	3,600,000	$100,853,671	1,800,000	$47,422,675

	Franklin FTSE Mexico ETF[c]		Franklin FTSE Russia ETF[a]
	Shares	Amount	Shares	Amount

Year ended March 31, 2018
Shares sold	100,000	$2,490,317	100,000	$2,390,277

	Franklin FTSE South Korea ETF[b]		Franklin FTSE Switzerland ETF[a]
	Shares	Amount	Shares	Amount

Year ended March 31, 2018
Shares sold	1,000,000	$26,906,909	100,000	$2,355,977

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	Franklin FTSE Taiwan ETF[b]		Franklin FTSE United Kingdom ETF[b]
	Shares	Amount	Shares	Amount

Year ended March 31, 2018
Shares sold	200,000	$5,132,586	100,000	$2,489,142

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

cFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin FTSE Asia ex Japan ETF	0.19%
Franklin FTSE Australia ETF	0.09%
Franklin FTSE Brazil ETF	0.19%
Franklin FTSE Canada ETF	0.09%
Franklin FTSE China ETF	0.19%
Franklin FTSE Europe ETF	0.09%
Franklin FTSE Europe Hedged ETF	0.09%
Franklin FTSE France ETF	0.09%
Franklin FTSE Germany ETF	0.09%
Franklin FTSE Hong Kong ETF	0.09%
Franklin FTSE India ETF	0.19%
Franklin FTSE Italy ETF	0.09%
Franklin FTSE Japan ETF	0.09%
Franklin FTSE Japan Hedged ETF	0.09%
Franklin FTSE Mexico ETF	0.19%

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3. Transactions with Affiliates (continued)

Annualized Fee Rate
Franklin FTSE Russia ETF	0.19%
Franklin FTSE South Korea ETF	0.09%
Franklin FTSE Switzerland ETF	0.09%
Franklin FTSE Taiwan ETF	0.19%
Franklin FTSE United Kingdom ETF	0.09%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Other Affiliated Transactions

At March 31, 2018, the shares of the Funds were owned by the following entities:

Fund	Shares	Percentage of Outstanding Shares[a]

Franklin FTSE Asia ex Japan ETF
Franklin Resources Inc.	100,000	25.0%

Franklin FTSE Australia ETF
Franklin Resources Inc.	27,000	27.0%

Franklin FTSE Canada ETF
Franklin Resources Inc.	29,000	29.0%

Franklin FTSE Europe ETF
Franklin Conservative Allocation Fund	529,700	12.6%
Franklin Growth Allocation Fund	1,076,100	25.6%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	1,066,900	25.4%
Franklin Moderate Allocation Fund	1,271,600	30.3%

Total	3,944,300	93.9%

Franklin FTSE Europe Hedged ETF
Franklin Balanced Fund	1,200,000	85.7%

Franklin FTSE Hong Kong ETF
Franklin Resources Inc.	70,000	23.3%

Franklin FTSE India ETF
Franklin Resources Inc.	25,000	25.0%

Franklin FTSE Japan ETF
Franklin Conservative Allocation Fund	526,600	14.6%
Franklin Growth Allocation Fund	1,038,600	28.9%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	343,200	9.5%
Franklin Moderate Allocation Fund	1,285,500	35.7%

Total	3,193,900	88.7%

Franklin FTSE Japan Hedged ETF
Franklin Balanced Fund	1,200,000	66.7%

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Fund	Shares	Percentage of Outstanding Shares[a]

Franklin FTSE Mexico ETF
Franklin Resources Inc.	30,000	30.0%

Franklin FTSE Russia ETF
Franklin Resources Inc.	25,000	25.0%

Franklin FTSE Switzerland ETF
Franklin Resources Inc.	25,000	25.0%

Franklin FTSE Taiwan ETF
Franklin Resources Inc.	85,000	42.5%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2018, the capital loss carryforwards were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Capital loss carryforwards:
Short term	$10,076	$821	$20,985	$812

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Capital loss carryforwards:
Short term	$34,331	$20,674	$57,035	$543
Long term	—	2,115	109,768	—

Total capital loss carryforwards	$34,331	$22,789	$166,803	$543

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Capital loss carryforwards:
Short term	$1,563	$16,441	$2,854	$1,039

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4. Income Taxes (continued)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Capital loss carryforwards:
Short term	$60,853	$7,450	$13,943	$1,915
Long term	—	32,871	—	—

Total capital loss carryforwards	$60,853	$40,321	$13,943	$1,915

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards:
Short term	$34,735	$49	$4,210	$2,601

For tax purposes, the Funds may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At March 31, 2018, the deferred late-year ordinary losses were as follows:

	Franklin FTSE China ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE South Korea ETF	Franklin FTSE Taiwan ETF

Late-year ordinary losses	$(9,344)	$(397,355)	$(1,868,452)	$(332)	$(2,453)

The tax character of distributions paid during the year ended March 31, 2018, was as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Distributions paid from ordinary income	$—	$22,846	$21,049	$10,464

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Distributions paid from ordinary income	$336	$23,965	$16,503	$5,569

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Distributions paid from ordinary income	$—	$19,614	$—	$5,007

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	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Distributions paid from ordinary income	$15,507	$15,372	$7,683	$—

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Distributions paid from ordinary income	$26,811	$—	$—	$10,964

At March 31, 2018, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of investments	$9,450,656	$2,611,476	$44,510,450	$2,532,588

Unrealized appreciation	$277,248	$21,090	$1,546,494	$11,509
Unrealized depreciation	(297,865)	(195,993)	(1,575,891)	(177,440)

Net unrealized appreciation (depreciation)	$(20,617)	$(174,903)	$(29,397)	$(165,931)

Distributable earnings – undistributed ordinary income	$11,191	$43,205	$353,823	$14,772

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of investments	$32,421,775	$105,586,211	$34,029,873	$2,528,222

Unrealized appreciation	$591,541	$2,879,007	$637,337	$79,028
Unrealized depreciation	(1,851,238)	(4,093,575)	(1,572,390)	(80,170)

Net unrealized appreciation (depreciation)	$(1,259,697)	$(1,214,568)	$(935,053)	$(1,142)

Distributable earnings – undistributed ordinary income	$—	$719,032	$—	$2,625

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of investments	$2,556,068	$7,588,638	$2,377,911	$2,554,256

Unrealized appreciation	$56,313	$435,005	$18,728	$133,979
Unrealized depreciation	(154,958)	(194,814)	(129,494)	(62,747)

Net unrealized appreciation (depreciation)	$(98,645)	$240,191	$(110,766)	$71,232

Distributable earnings – undistributed ordinary income	$5,376	$27,702	$4,798	$5,919

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4. Income Taxes (continued)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Cost of investments	$100,745,308	$45,039,546	$2,475,879	$2,383,870

Unrealized appreciation	$1,446,914	$1,476,203	$118,893	$71,615
Unrealized depreciation	(7,011,396)	(1,791,757)	(102,106)	(35,852)

Net unrealized appreciation (depreciation)	$(5,564,482)	$(315,554)	$16,787	$35,763

Distributable earnings – undistributed ordinary income	$854,888	$—	$4,508	$—

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of investments	$26,773,657	$2,368,991	$5,119,519	$2,492,477

Unrealized appreciation	$529,878	$16,484	$365,790	$83,788
Unrealized depreciation	(1,421,551)	(83,882)	(218,738)	(75,615)

Net unrealized appreciation (depreciation)	$(891,673)	$(67,398)	$147,052	$8,173

Distributable earnings – undistributed ordinary income	$—	$22,355	$—	$28,168

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, financial futures transactions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2018, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Purchases	$4,143,800	$167,233	$45,756,313	$78,679
Sales	$91,029	$41,702	$1,230,646	$31,197

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Purchases	$33,093,961	$1,324,830	$1,401,973	$50,490
Sales	$639,740	$833,706	$1,989,397	$48,796

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Purchases	$52,399	$7,679,035	$2,414,878	$90,213
Sales	$44,613	$73,957	$36,748	$80,629

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	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Purchases	$803,843	$650,162	$247,238	$187,085
Sales	$604,198	$2,643,474	$242,760	$186,579

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Purchases	$27,448,178	$81,286	$5,310,460	$54,270
Sales	$644,157	$63,377	$187,839	$41,306

In-kind transactions associated with creation and redemptions for the year ended March 31, 2018, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of Securities Received	$5,402,882	$12,645,377	$—	$11,137,529
Value of Securities Delivered[a]	$—	$10,264,291	$—	$8,804,680

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of Securities Received	$—	$105,120,437	$34,596,919	$2,527,072
Value of Securities Delivered[a]	$—	$—	$—	$—

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of Securities Received	$2,549,846	$—	$—	$2,545,711
Value of Securities Delivered[a]	$—	$—	$—	$—

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Cost of Securities Received	$100,557,912	$46,955,199	$2,485,317	$2,385,277
Value of Securities Delivered[a]	$—	$—	$—	$—

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of Securities Received	$—	$2,350,977	$—	$2,484,142
Value of Securities Delivered[a]	$—	$—	$—	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

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6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At March 31, 2018, Franklin FTSE Russia ETF had 99.8% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

7. Other Derivative Information

At March 31, 2018, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Europe ETF
Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$4,463[a]

Franklin FTSE Europe Hedged ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$88,763	Unrealized depreciation on OTC forward exchange contracts	$273,732
Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts	1,912[a]

Totals		$88,763		$275,644

Franklin FTSE Japan ETF
Equity contracts	Variation margin on futures contracts	$7,731[a]	Variation margin on futures contracts	$—

Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$4,817	Unrealized depreciation on OTC forward exchange contracts	$59,527
Equity contracts	Variation margin on futures contracts	4,582[a]	Variation margin on futures contracts	—

Totals		$9,399		$59,527

Franklin FTSE South Korea ETF
Equity contracts	Variation margin on futures contracts	$60[a]	Variation margin on futures contracts	$—

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2018, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Location	Net Realized Gain (Loss) for the Year	Statements of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year
Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$939	Futures contracts	$(4,463)

Franklin FTSE Europe Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$(618,991)	Forward exchange contracts	$(184,969)
Equity contracts	Futures contracts	(550)	Futures contracts	(1,912)

Totals		$(619,541)		$(186,881)

Franklin FTSE Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$—	Futures contracts	$7,731

Franklin FTSE Japan Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$(2,330,603)	Forward exchange contracts	$(54,710)
Equity contracts	Futures contracts	—	Futures contracts	4,582

Totals		$(2,330,603)		$(50,128)

Franklin FTSE South Korea ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$(2,922)	Futures contracts	$60

For the year ended March 31, 2018, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE South Korea ETF
Futures contracts	$177,807	$81,651	$151,571	$75,786	$26,317
Forward exchange contracts	—	76,235,616	—	121,979,708	—

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NOTES TO FINANCIAL STATEMENTS

7. Other Derivative Information (continued)

At March 31, 2018, the Funds’ OTC derivative assets and liabilities were as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Franklin FTSE Europe Hedged ETF
Forward exchange contracts	$88,763	$273,732

Franklin FTSE Japan Hedged ETF
Forward exchange contracts	$4,817	$59,527

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At March 31, 2018, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$19,711	$(19,711)	$—	$—	$—
MSCO	69,052	(212)	—	—	68,840

Total	$88,763	$(19,923)	$—	$—	$68,840

Franklin FTSE Japan Hedged ETF
Counterparty
BOFA	$3,440	$(3,440)	$—	$—	$—
MSCO	1,377	(1,377)	—	—	—

Total	$4,817	$(4,817)	$—	$—	$—

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NOTES TO FINANCIAL STATEMENTS

At March 31, 2018, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$273,520	$(19,711)	$—	$—	$253,809
MSCO	212	(212)	—	—	—

Total	$273,732	$(19,923)	$—	$—	$253,809

Franklin FTSE Japan Hedged ETF
Counterparty
BOFA	$54,879	$(3,440)	$—	$—	$51,439
MSCO	4,648	(1,377)	—	—	3,271

Total	$59,527	$(4,817)	$—	$—	$54,710

See note 1(c) regarding derivative financial instruments.

See Abbreviations on page 250.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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NOTES TO FINANCIAL STATEMENTS

8. Fair Value Measurements (continued)

A summary of inputs used as of March 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,430,039	$—	$—	$9,430,039

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Equity Investments	$2,436,573	$—	$—	$2,436,573

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$44,481,053	$—	$—	$44,481,053

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Equity Investments	$2,366,657	$—	$—	$2,366,657

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
Equity Investments	$31,162,078	$—	$—	$31,162,078

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$104,371,643	$—	$—	$104,371,643

Liabilities:
Other Financial Instruments:
Futures Contracts	$4,463	$—	$—	$4,463

Franklin FTSE Europe Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$33,094,820	$—	$—	$33,094,820

Other Financial Instruments:
Forward Exchange Contracts	$—	$88,763	$—	$88,763

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$273,732	$—	$273,732
Futures Contracts	1,912	—	—	1,912

Total Other Financial Instruments	$1,912	$273,732	$—	$275,644

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NOTES TO FINANCIAL STATEMENTS

	Level 1	Level 2	Level 3	Total

Franklin FTSE France ETF

Assets:
Investments in Securities:[a]
Equity Investments	$2,527,080	$—	$—	$2,527,080

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,457,423	$—	$—	$2,457,423

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments	$7,828,829	$—	$—	$7,828,829

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments	$2,267,145	$—	$—	$2,267,145

Franklin FTSE Italy ETF

Assets:
Investments in Securities:[a]
Equity Investments	$2,625,488	$—	$—	$2,625,488

Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments	$95,180,826	$—	$—	$95,180,826

Other Financial Instruments:
Futures Contracts	$7,731	$—	$—	$7,731

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments	$44,723,992	$—	$—	$44,723,992

Other Financial Instruments:
Futures Contracts	$4,582	$—	$—	$4,582
Forward Exchange Contracts	—	4,817	—	4,817

Total Other Financial Instruments	$4,582	$4,817	$—	$9,399

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$59,527	$—	$59,527

Franklin FTSE Mexico ETF

Assets:
Investments in Securities:[a]
Equity Investments	$2,492,666	$—	$—	$2,492,666

Franklin FTSE Russia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,419,633	$—	$—	$2,419,633

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NOTES TO FINANCIAL STATEMENTS

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$25,881,984	$—	$—	$25,881,984

Other Financial Instruments:
Futures Contracts	$60	$—	$—	$60

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments	$2,301,593	$—	$—	$2,301,593

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments	$5,266,571	$—	$—	$5,266,571

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
Equity Investments	$2,500,650	$—	$—	$2,500,650

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks, as well as other equity interests.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty
BOFA	Bank of America Corp.
MSCO	Morgan Stanley

Selected Portfolio
ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, and Franklin FTSE United Kingdom ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, and Franklin FTSE United Kingdom ETF (the “Funds”) as of March 31, 2018, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for each of the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Franklin Templeton ETF Trust	Statements of operations, statement of changes in net assets, and financial highlights

Franklin FTSE Australia ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE South Korea ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

For the period November 2, 2017 (commencement of operations) through March 31, 2018

Franklin FTSE Brazil ETF Franklin FTSE Mexico ETF	For the period November 3, 2017 (commencement of operations) through March 31, 2018

Franklin FTSE Asia ex Japan ETF Franklin FTSE India ETF Franklin FTSE Russia ETF Franklin FTSE Switzerland ETF	For the period February 6, 2018 (commencement of operations) through March 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 17, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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Tax information (unaudited)

Under Section 854(b)(1)(B) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2018:

Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
$—	$50,554	$—	$25,313

Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
$2,699	$814,413	$257,118	$10,608

Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
$7,351	$—	$—	$13,566

Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
$883,357	$315,801	$13,866	$—

Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
$79,309	$—	$—	$39,428

Distributions, including qualified dividend income, paid during calendar year 2018 will be reported to shareholders on Form 1099-DIV by mid-February 2019. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2018, more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. The following Funds elect to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the 2018 distribution date, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they received the Fund distribution.

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE India ETF

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Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Mexico ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE United Kingdom ETF

By mid-February 2019, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2018.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2016	36	Zentific Investment Management (hedge fund) (2015-present) and Axis Bank (2013-present).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Anantha Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	36	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present) and Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	43	None

Principal Occupation During at Least the Past 5 Years:
President and Chief Operating Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton Investments; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton Investments; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 2: Effective May 1, 2018, Susan R. Thompson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

(each a Fund)

At an in-person meeting held on August 31, 2017 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement.

In considering the approval of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting, in an August 14, 2017 memorandum and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (1) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of each Management Agreement which were explained at the Meeting, noting that, with the exception of a unified fee structure, the form of Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) for the other funds in the Franklin Templeton family of funds, including the other series of the Trust.

In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the proposed management fees are fair and reasonable and that such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to each Fund and its shareholders. This information included, among other things, the Funds’ proposed investment goals and the Manager’s proposed investment strategies and ability to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of each Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the Franklin Templeton family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to each Fund and its shareholders.

FUND PERFORMANCE. The Board noted that, as the Funds had not yet commenced investment operations, there was no investment performance for the Funds. The Board considered the proposed performance benchmarks for the Funds and how such benchmarks would be utilized to measure performance of the Manager.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding the proposed investment management fee to be charged to each Fund by

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

the Manager. In particular, the Board considered information relating to proposed fees and expenses for the Funds, including comparative data provided by Morningstar, Inc. (“Morningstar”), an independent organization, which compared the Funds’ proposed fees and expenses with those of other funds deemed comparable to the Funds as selected by Morningstar (“Comparable Funds”). The Board noted that for each Fund the contractual management fee and net expenses would be below the median of the fee and expenses of the Comparable Funds. The Board further considered that pursuant to each Fund’s Management Agreement, the Manager will pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest, (vi) litigation expenses, and (vii) other non-routine or extraordinary expenses (such arrangement, the Unified Fee). The Board concluded that the proposed investment management fee for each Fund is fair and reasonable.

The Board then noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Funds.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s investment management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for each Fund for an initial two-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

Portfolio Manager Biographies

Dina Ting is Head of Global Index Portfolio Management team and is responsible for managing all the index-based strategies globally across strategic beta and passive, including LibertyShares ETFs. Prior to joining Franklin Templeton in 2015, Ms. Ting spent almost 10 years at BlackRock, where she led the Institutional Emerging Markets team that managed over 70 global equity portfolios for clients worldwide. She also managed a multitude of iShares ETFs covering strategic beta, global real estate, sectors and emerging market strategies. Ms. Ting received an M.S. in Management Science and Engineering from Stanford University and a B.S. in Industrial Engineering from Purdue University. She is a Chartered Financial Analyst (CFA) charterholder.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Louis Hsu is a vice president, ETF portfolio manager and part of a team that is responsible for managing all index-based strategies globally across strategic beta and passive, including LibertyShares ETFs. Prior to joining Franklin Templeton in 2017, Mr. Hsu worked at BlackRock for the past six years as vice president in the Beta Strategies and Multi-Asset Strategies teams in San Francisco, Hong Kong and Taiwan. He was responsible for managing various indexed and smart beta portfolios, in addition to being involved in multiple fund launches. Mr. Hsu spearheaded a project that increased scale and operational efficiencies for the US index team. Prior to BlackRock, Mr. Hsu worked in product strategy and manager research roles within the industry. Mr. Hsu holds a Master of Science in Finance and a Bachelor of Science in Mechanical Engineering from Washington University and is a CFA, CAIA and FRM charterholder.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2018 Franklin Templeton Investments. All rights reserved.	ETF5 A 05/18

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $673,000 for the fiscal year ended March 31, 2018 and $234,439 for the fiscal year ended March 31, 2017.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $32,500 for the fiscal year ended March 31, 2018 and $0 for the fiscal year ended March 31, 2017. The services for which these fees were paid included tax compliance services related to year-end.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $51,225 for the fiscal year ended March 31, 2018 and $258,717 for the fiscal year ended March 31, 2017. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessments, compliance examination for Investment Advisor Act rule 204-2 and 206-4(2), account maintenance project and training on partnership tax accounting and capital account maintenance.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $83,725 for the fiscal year ended March 31, 2018 and $258,717 for the fiscal year ended March 31, 2017.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment

Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date May 24, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date May 24, 2018